UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Charles Schwab Family of Funds
Schwab California Municipal Money Fund®

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

33.3%	Fixed-Rate Securities	2,240,784,116	2,240,784,116
66.5%	Variable-Rate Securities	4,477,150,156	4,477,150,156

99.8%	Total Investments	6,717,934,272	6,717,934,272
0.2%	Other Assets and Liabilities, Net		11,106,446

100.0%	Net Assets		6,729,040,718

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.3% of net assets

California 33.3%
ABAG Finance Auth
RB (Sharp HealthCare) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	16,750,000	16,750,000

Alameda Cnty Jt Powers Auth
Lease Revenue CP Notes Series A (LOC: Union Bank, NA)		0.13%		12/03/13	10,000,000	10,000,000

Beverly Hills Public Finance Auth
Lease Refunding RB Series 2013A		3.00%		06/01/14	1,300,000	1,324,001

California
CP Notes Series 2011A1 (LOC: Wells Fargo Bank, NA; Cal St Teachers Retirement Sys)		0.11%		12/04/13	25,000,000	25,000,000

CP Notes Series 2011A1 (LOC: Wells Fargo Bank, NA; Cal St Teachers Retirement Sys)		0.12%		12/12/13	15,000,000	15,000,000

Economic Recovery Bonds Series 2004A		5.25%		07/01/14	5,900,000	6,120,129

GO Bonds		4.00%		11/01/13	1,750,000	1,755,616

GO Bonds		4.00%		12/01/13	250,000	251,492

GO Bonds		5.00%		03/01/14	4,425,000	4,512,944

GO Bonds		5.25%		03/01/14	100,000	102,036

GO Bonds		5.00%		04/01/14	100,000	102,318

GO Bonds (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	25,835,000	25,835,000

GO CP Notes Series 2011A2 (LOC: Royal Bank of Canada)		0.07%		10/01/13	12,535,000	12,535,000

GO CP Notes Series 2011A2 (LOC: Royal Bank of Canada)		0.11%		12/06/13	26,000,000	26,000,000

GO Refunding Bonds		5.00%		05/01/14	365,000	374,960

GO Refunding Bonds		4.00%		09/01/14	175,000	180,922

RAN 2013-2014 Series A1		2.00%		05/28/14	51,600,000	52,205,373

RAN 2013-2014 Series A2		2.00%		06/23/14	104,300,000	105,638,525

Various Purpose GO Bonds		4.00%		09/01/14	550,000	568,631

 1

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Dept of Water Resources
Power Supply RB Series 2010L		5.00%		05/01/14	225,000	231,228

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.21%		11/01/13	28,000,000	28,000,000

RB (St. Joseph Health) Series 2009B		5.00%		07/01/14	5,300,000	5,490,029

California Infrastructure & Economic Development Bank
RB (Cal ISO Corp) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	10,045,000	10,045,000

RB (Sanford Consortium) Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.18%		02/06/14	14,245,000	14,245,000

California Public Works Board
Lease RB (Coalinga State Hospital) Series 2004A (ESCROW)		5.00%		06/01/14	1,500,000	1,547,432

Lease RB (Coalinga State Hospital) Series 2004A (ESCROW)		5.50%		06/01/14	5,790,000	5,989,648

California School Cash Reserve Program Auth
Bonds 2013-2014 Series H		2.00%		06/02/14	7,100,000	7,185,114

Sr Bonds 2012-2013 Series X		2.00%		10/01/13	20,000,000	20,000,000

Sr Bonds 2013-2014 Series B		2.00%		06/02/14	5,595,000	5,662,072

California State Univ
CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.07%		10/08/13	9,500,000	9,500,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.10%		11/04/13	3,395,000	3,395,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.13%		11/04/13	9,600,000	9,600,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		11/05/13	5,000,000	5,000,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.13%		12/03/13	4,500,000	4,500,000

California Statewide Communities Development Auth
RB (Cottage Health) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	36,045,000	36,045,000

RB (Kaiser Permanente) Series 2004E		0.18%		10/17/13	11,800,000	11,800,000

RB (Kaiser Permanente) Series 2004E		0.20%		02/05/14	18,300,000	18,300,000

RB (Kaiser Permanente) Series 2004E		0.20%		06/02/14	21,000,000	21,000,000

RB (Kaiser Permanente) Series 2004I		0.22%		12/11/13	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2004I		0.20%		06/04/14	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004K		0.20%		05/01/14	12,400,000	12,400,000

RB (Kaiser Permanente) Series 2004K		0.20%		05/05/14	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2006D		0.20%		05/01/14	26,500,000	26,500,000

RB (Kaiser Permanente) Series 2008B		0.22%		12/09/13	14,000,000	14,000,000

RB (Kaiser Permanente) Series 2008B		0.20%		04/03/14	48,000,000	48,000,000

RB (Kaiser Permanente) Series 2008C		0.23%		12/05/13	18,195,000	18,195,000

RB (Kaiser Permanente) Series 2009B3		0.20%		02/07/14	3,500,000	3,500,000

RB (Kaiser Permanente) Series 2009B6		0.20%		11/07/13	14,000,000	14,000,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	12,020,000	12,020,000

Contra Costa Water District
Extendible CP		0.13%	10/09/13	04/05/14	10,945,000	10,945,000

Water Revenue Notes Series A		4.00%		10/01/13	150,000	150,000

East Bay Municipal Utility District
Wastewater System Extendible CP		0.14%	10/17/13	05/18/14	15,000,000	15,000,000

Water System Extendible CP		0.16%	10/10/13	03/15/14	30,000,000	30,000,000

Water System Extendible CP		0.14%	11/06/13	04/28/14	15,600,000	15,600,000

2

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water System Extendible CP		0.14%	10/17/13	05/18/14	20,800,000	20,800,000

Water System Extendible CP		0.12%	12/04/13	06/02/14	26,400,000	26,400,000

Water System Extendible CP		0.13%	12/04/13	06/07/14	20,000,000	20,000,000

Water System Extendible CP		0.13%	01/14/14	06/21/14	36,700,000	36,700,000

Golden Gate Bridge, Highway & Transportation District
CP Series A		0.13%		12/04/13	30,500,000	30,500,000

Grossmont-Cuyamaca CCD
GO Refunding Bonds 2008		0.35%		08/01/14	5,640,000	5,623,600

Imperial Irrigation District
Electric System Refunding RB Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		01/16/14	15,825,000	15,825,000

Long Beach CCD
GO Bonds Series 2007D (LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	25,120,000	25,120,000

Los Angeles
TRAN 2013 Series B		2.00%		05/01/14	30,000,000	30,318,433

TRAN 2013 Series C		2.00%		06/26/14	35,000,000	35,466,588

Los Angeles Cnty
TRAN 2013-2014		2.00%		06/30/14	72,145,000	73,121,086

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series B (LOC: US Bank, NA)		0.11%		10/03/13	15,000,000	15,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.13%		10/03/13	10,000,000	10,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.12%		11/14/13	13,000,000	13,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.12%		12/05/13	22,600,000	22,600,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.12%		12/10/13	34,000,000	34,000,000

Los Angeles Cnty Schools Pooled Financing Program
Pooled Financing Program 2012-2013 TRAN Series C2		2.00%		01/31/14	5,000,000	5,029,903

Pooled Financing Program 2012-2013 TRAN Series C5		2.00%		11/29/13	3,000,000	3,008,540

Pooled Financing Program 2012-2013 TRAN Series C6		2.00%		12/31/13	7,000,000	7,030,414

Los Angeles Harbor Dept
CP Notes Series A1,B1&C1 (LIQ: Mizuho Bank Ltd)		0.12%		12/05/13	10,000,000	10,000,000

CP Notes Series A1,B1&C1 (LIQ: Mizuho Bank Ltd)		0.13%		12/12/13	15,000,000	15,000,000

CP Notes Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.14%		11/05/13	10,000,000	10,000,000

CP Notes Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.12%		12/05/13	3,000,000	3,000,000

RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	9,725,000	9,725,000

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.13%		12/03/13	6,688,000	6,688,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.13%		12/04/13	3,878,000	3,878,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.12%		12/17/13	25,000,000	25,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.11%		11/07/13	17,650,000	17,650,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.13%		12/03/13	1,500,000	1,500,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.13%		12/04/13	8,000,000	8,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.12%		01/07/14	13,325,000	13,325,000

Lease Revenue CP Series A3 (LOC: Bank of the West)		0.16%		11/04/13	15,000,000	15,000,000

Marin Cnty
COP Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.18%		01/16/14	11,070,000	11,070,000

Marin Municipal Water District
Water Sub Lien RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.22%		12/26/13	10,000,000	10,000,000

Milpitas USD
TRAN 2013		1.50%		06/30/14	5,000,000	5,048,396

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.22%		11/14/13	16,700,000	16,700,000

 3

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2012E (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	17,275,000	17,275,000

Newport-Mesa USD
GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.18%		11/07/13	6,630,000	6,630,000

Ohlone CCD
GO Bonds Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.18%		11/07/13	4,245,000	4,245,000

Orange Cnty Sanitation District
Refunding Revenue Certificate Anticipation Notes Series 2012C		2.00%		10/30/13	24,000,000	24,033,947

Palomar CCD
GO Bonds Series 2006B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		11/07/13	17,780,000	17,780,000

Palomar Pomerado Health
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		11/07/13	5,880,000	5,880,000

Pasadena USD
GO Bonds Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.19%		10/10/13	11,460,000	11,460,000

Riverside Cnty
Teeter Obligation Notes Series 2012D		2.00%		10/16/13	70,000,000	70,050,782

TRAN 2013-2014 Series A		2.00%		03/31/14	5,000,000	5,045,681

TRAN 2013-2014 Series B		2.00%		06/30/14	50,000,000	50,676,637

Sacramento
TRAN 2013		2.00%		06/27/14	29,630,000	30,026,206

Sacramento Municipal Utility District
CP Notes Series K1 (LOC: JPMorgan Chase Bank, NA)		0.11%		12/04/13	19,500,000	19,500,000

CP Notes Series L1 (LOC: Barclays Bank Plc)		0.12%		12/05/13	10,000,000	10,000,000

San Bernardino Cnty
TRAN 2013-2014 Series A		2.00%		06/30/14	39,000,000	39,527,777

San Diego CCD
GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.18%		02/13/14	6,100,000	6,100,000

San Diego Cnty & SDs Pool Program
TRAN Series 2013B1		2.00%		01/31/14	6,050,000	6,086,560

TRAN Series 2013B2		2.00%		04/30/14	6,025,000	6,086,885

San Diego Cnty Regional Airport Auth
Sub Revenue CP Notes Series A&B (LOC: Lloyds Bank Plc)		0.14%		01/10/14	19,924,000	19,924,000

San Diego Cnty Water Auth
CP Notes Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.11%		12/04/13	30,000,000	30,000,000

CP Notes Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.12%		12/04/13	6,250,000	6,250,000

CP Notes Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.12%		12/10/13	10,000,000	10,000,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.11%		12/05/13	16,000,000	16,000,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.11%		12/09/13	23,000,000	23,000,000

CP Series 6 (LIQ: Citibank, NA)		0.10%		11/06/13	10,000,000	10,000,000

CP Series 6 (LIQ: Citibank, NA)		0.12%		11/08/13	25,000,000	25,000,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	18,095,000	18,095,000

San Diego USD
TRAN 2013-2014 Series A1		2.00%		01/31/14	25,000,000	25,153,163

TRAN 2013-2014 Series A2		2.00%		06/30/14	25,000,000	25,338,982

San Francisco
Refunding COP (Moscone Center North) Series 2011B		4.00%		09/01/14	4,100,000	4,242,295

San Francisco Airport Commission
Second Series Refunding RB Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	9,995,000	9,995,000

Second Series Refunding RB Series 2011C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.23%		02/06/14	13,055,000	13,055,000

Second Series Refunding RB Series 34C		5.00%		05/01/14	20,200,000	20,744,014

4

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.13%		12/03/13	18,756,000	18,756,000

San Francisco Finance Corp
Equipment Lease RB Series 2011A		3.00%		10/01/13	1,980,000	1,980,000

San Francisco USD
TRAN Series 2013A		2.00%		08/14/14	35,000,000	35,552,311

San Jose Redevelopment Agency
Sub Tax Allocation RB Series 1996A (LOC: JPMorgan Chase Bank, NA)		0.17%		12/10/13	6,901,818	6,901,818

Sub Tax Allocation RB Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.17%		12/10/13	3,600,000	3,600,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.18%		01/16/14	10,090,000	10,090,000

GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	16,655,000	16,655,000

Santa Barbara Cnty
TRAN 2013-2014 Series A		2.00%		06/30/14	13,850,000	14,037,428

Santa Clara Cnty
TRAN 2013-2014		1.25%		06/30/14	21,000,000	21,167,730

Santa Clara Cnty Financing Auth
Refunding Lease RB Series 2007K (GTY/LIQ: US Bank, NA)	a	0.21%		01/24/14	47,285,000	47,285,000

Santa Cruz Cnty
TRAN 2013-2014		2.00%		07/02/14	22,000,000	22,299,910

Southern California Metropolitan Water District
Water Refunding RB Series 2009E		3.75%		07/01/14	1,000,000	1,026,560

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.14%		11/08/13	25,000,000	25,000,000

Univ of California
General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.22%		12/26/13	18,300,000	18,300,000

Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.12%		12/05/13	13,700,000	13,700,000

William S. Hart UHSD
GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	6,000,000	6,000,000

Total Fixed-Rate Securities
(Cost $2,240,784,116)						2,240,784,116

Variable-Rate Securities 66.5% of net assets

California 61.0%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: Fannie Mae)		0.10%		10/07/13	7,620,000	7,620,000

M/F Housing RB (Crossing Apts) Series 2002A (LOC: Fannie Mae)		0.07%		10/07/13	9,000,000	9,000,000

M/F Housing RB (Darling Florist Building) Series 2002A (LOC: Fannie Mae)		0.10%		10/07/13	4,710,000	4,710,000

M/F Housing RB (GAIA Building) Series 2000A (LOC: Fannie Mae)		0.10%		10/07/13	12,165,000	12,165,000

M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: Fannie Mae)		0.09%		10/07/13	8,295,000	8,295,000

M/F Housing RB (Mountain View Apts) Series 1997A (LOC: Comerica Bank)		0.20%		10/07/13	4,850,000	4,850,000

M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: Fannie Mae)		0.10%		10/07/13	5,790,000	5,790,000

RB (Pacific Primary) Series 2008 (LOC: Comerica Bank)		0.10%		10/07/13	4,350,000	4,350,000

 5

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Alameda Cnty IDA
RB (California Brazing) Series 2011 (LOC: Wells Fargo Bank, NA)		0.11%		10/07/13	2,950,000	2,950,000

Alameda-Contra Costa School Financing Auth
COP Series N (LOC: Federal Home Loan Bank)		0.06%		10/07/13	9,555,000	9,555,000

Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts) Series 1997A (LOC: Fannie Mae)		0.08%		10/07/13	2,895,000	2,895,000

M/F Housing RB (Port Trinidad Apts) Series 1997C (LOC: Fannie Mae)		0.08%		10/07/13	1,640,000	1,640,000

M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: Fannie Mae)		0.07%		10/07/13	5,500,000	5,500,000

Anaheim Public Financing Auth
Electric System RB Series 2009A (LIQ: Citibank, NA)	a	0.08%		10/07/13	7,500,000	7,500,000

Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	2,795,000	2,795,000

Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/07/13	15,500,000	15,500,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (ESCROW/LIQ: Citibank, NA)	a	0.08%		10/07/13	16,985,000	16,985,000

Toll Bridge RB Series 2006F (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,915,000	2,915,000

Toll Bridge RB Series 2007C1 (LIQ: Bank of America, NA)	a	0.09%		10/07/13	4,910,000	4,910,000

Toll Bridge RB Series 2007F (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	7,245,000	7,245,000

Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW/LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	12,462,156	12,462,156

Toll Bridge RB Series 2008F1 (LIQ: Citibank, NA)	a	0.08%		10/07/13	5,000,000	5,000,000

Toll Bridge RB Series 2008F1 (LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	9,880,000	9,880,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.07%		10/07/13	13,870,000	13,870,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.10%		10/07/13	7,705,000	7,705,000

Toll Bridge RB Series 2009F1 (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	29,775,000	29,775,000

Toll Bridge Sub RB Series 2010S2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	2,800,000	2,800,000

Cabrillo CCD
GO Bonds Series B (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	5,300,000	5,300,000

California
GO Bonds Series 2003B3 (LOC: Cal St Teachers Retirement Sys; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.07%		10/07/13	23,000,000	23,000,000

GO Bonds Series 2003B4 (LOC: Cal St Teachers Retirement Sys; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.06%		10/07/13	5,800,000	5,800,000

GO Bonds Series 2004A1 (LOC: Citibank, NA)		0.06%		10/01/13	15,235,000	15,235,000

GO Bonds Series 2004B1 (LOC: Citibank, NA)		0.06%		10/01/13	7,450,000	7,450,000

GO Bonds Series 2004B3 (LOC: Citibank, NA)		0.05%		10/01/13	8,330,000	8,330,000

California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.11%		10/07/13	25,330,000	25,330,000

California Dept of Water Resources
Central Valley Water System RB Series AE (LIQ: Branch Banking & Trust Co)	a	0.07%		10/07/13	7,135,000	7,135,000

California Economic Development Financing Auth
IDRB (Calco) Series 1997 (LOC: Wells Fargo Bank, NA)		0.18%		10/07/13	640,000	640,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2006B		0.05%		10/07/13	5,750,000	5,750,000

6

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (California Institute of Technology) Series 2009 (LIQ: Citibank, NA)	a	0.07%		10/07/13	9,900,000	9,900,000

RB (Claremont McKenna College) Series 2009 (LIQ: Deutsche Bank AG)	a	0.10%		10/07/13	10,000,000	10,000,000

RB (Univ of Southern California) Series 2007A (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	4,735,000	4,735,000

California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A (LOC: Comerica Bank)		0.13%		10/07/13	10,000,000	10,000,000

California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004 Series K (LOC: Mizuho Bank Ltd)		0.05%		10/07/13	29,000,000	29,000,000

Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: Bank of Montreal)		0.05%		10/07/13	6,725,000	6,725,000

RB (Children’s Hospital of Orange Cnty) Series 2009C (LOC: US Bank, NA)		0.06%		10/07/13	10,900,000	10,900,000

RB (City of Hope) Series 2012C		0.06%		10/07/13	7,700,000	7,700,000

RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a	0.11%		10/07/13	79,525,000	79,525,000

RB (Northern California Presbyterian Homes & Services) Series 2004 (LOC: Union Bank, NA)		0.09%		10/07/13	4,610,000	4,610,000

RB (Providence Health & Services) Series 2008C (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	5,020,000	5,020,000

RB (Providence Health & Services) Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	5,150,000	5,150,000

RB (Scripps Health) Series 2001A (LOC: JPMorgan Chase Bank, NA)		0.05%		10/07/13	5,115,000	5,115,000

RB (Scripps Health) Series 2012C		0.06%		10/07/13	2,300,000	2,300,000

RB (St. Joseph Health) Series 2009A (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	11,565,000	11,565,000

RB (St. Joseph Health) Series 2009A (LIQ: Royal Bank of Canada)	a	0.08%		10/07/13	11,250,000	11,250,000

RB (St. Joseph Health) Series 2011B (LOC: US Bank, NA)		0.04%		10/01/13	1,500,000	1,500,000

RB (St. Joseph Health) Series 2013A (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	8,000,000	8,000,000

RB (Sutter Health) Series 2007A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	9,000,000	9,000,000

RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	24,935,000	24,935,000

RB (Sutter Health) Series 2011A&B (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	23,000,000	23,000,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.08%		10/07/13	3,050,000	3,050,000

RB (Sutter Health) Series 2011D (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	6,665,000	6,665,000

RB (Sutter Health) Series 2013A (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	8,750,000	8,750,000

California HFA
Home Mortgage RB Series 2002J (LOC: Fannie Mae; Freddie Mac)		0.09%		10/07/13	19,945,000	19,945,000

Home Mortgage RB Series 2004E (LOC: Fannie Mae; Freddie Mac)		0.07%		10/07/13	2,780,000	2,780,000

Home Mortgage RB Series 2006F (LOC: Fannie Mae; Freddie Mac)		0.07%		10/07/13	14,000,000	14,000,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)		0.07%		10/07/13	2,615,000	2,615,000

Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.07%		10/07/13	14,820,000	14,820,000

Home Mortgage RB Series 2008C (LOC: Fannie Mae; Freddie Mac)		0.07%		10/07/13	17,520,000	17,520,000

 7

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Home Mortgage RB Series 2008D (LOC: Fannie Mae; Freddie Mac)		0.07%		10/07/13	27,705,000	27,705,000

Home Mortgage RB Series 2008F (LOC: Fannie Mae; Freddie Mac)		0.07%		10/07/13	13,485,000	13,485,000

California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005 (LOC: Comerica Bank)		0.09%		10/07/13	4,670,000	4,670,000

RB (St. Margaret’s Episcopal School) Series 2008 (LOC: Federal Home Loan Bank)		0.22%		10/30/13	11,665,000	11,665,000

Refunding RB (J. Paul Getty Trust) Series 2012B2 (LIQ: JP Morgan Chase & Co)	a	0.11%	10/03/13	12/26/13	6,000,000	6,000,000

California Municipal Finance Auth
RB (Westmont College) Series 2010A (LOC: Comerica Bank)		0.10%		10/07/13	12,750,000	12,750,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.06%		10/01/13	17,000,000	17,000,000

Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.05%		10/01/13	12,200,000	12,200,000

Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: CoBank, ACB)		0.14%		10/07/13	5,570,000	5,570,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A (LOC: Bank of the West)		0.26%		10/07/13	3,330,000	3,330,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2012 (LOC: Bank of the West)		0.26%		10/07/13	2,570,000	2,570,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	3,500,000	3,500,000

Solid Waste Disposal RB (Athens Disposal) Series 1999A (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	3,685,000	3,685,000

Solid Waste Disposal RB (Athens Services) Series 2001A (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	2,895,000	2,895,000

Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US Bank, NA)		0.12%		10/07/13	4,369,000	4,369,000

Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	3,195,000	3,195,000

Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: Comerica Bank)		0.14%		10/07/13	6,060,000	6,060,000

Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: Bank of the West)		0.26%		10/07/13	15,600,000	15,600,000

Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: Bank of America, NA)		0.18%		10/07/13	11,705,000	11,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US Bank, NA)		0.12%		10/07/13	11,705,000	11,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US Bank, NA)		0.12%		10/07/13	8,020,000	8,020,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2002A (LOC: US Bank, NA)		0.12%		10/07/13	5,000,000	5,000,000

Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: Union Bank, NA)		0.13%		10/07/13	2,535,000	2,535,000

Solid Waste Disposal RB (California Waste Solutions) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.12%		10/07/13	4,760,000	4,760,000

Solid Waste Disposal RB (California Waste Solutions) Series 2004A (LOC: Cal St Teachers Retirement Sys)		0.12%		10/07/13	660,000	660,000

Solid Waste Disposal RB (California Waste Solutions) Series 2007A (LOC: Cal St Teachers Retirement Sys)		0.12%		10/07/13	19,000,000	19,000,000

8

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Cedar Ave Recycling & Transfer Station) Series 2003A (LOC: Cal St Teachers Retirement Sys)		0.12%		10/07/13	1,400,000	1,400,000

Solid Waste Disposal RB (CR&R) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.12%		10/07/13	19,600,000	19,600,000

Solid Waste Disposal RB (CR&R) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.12%		10/07/13	34,615,000	34,615,000

Solid Waste Disposal RB (Crown Disposal) Series 2010A (LOC: Union Bank, NA)		0.09%		10/07/13	2,825,000	2,825,000

Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: Union Bank, NA)		0.13%		10/07/13	1,460,000	1,460,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	3,205,000	3,205,000

Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	11,905,000	11,905,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	6,570,000	6,570,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	9,820,000	9,820,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: Union Bank, NA)		0.09%		10/07/13	8,100,000	8,100,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: Union Bank, NA)		0.10%		10/07/13	2,920,000	2,920,000

Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: Wells Fargo Bank, NA)		0.15%		10/07/13	3,800,000	3,800,000

Solid Waste Disposal RB (GreenTeam of San Jose) Series 2001A (LOC: Bank of America, NA)		0.18%		10/07/13	1,395,000	1,395,000

Solid Waste Disposal RB (GreenWaste of Tehama) Series 1999A (LOC: Bank of America, NA)		0.18%		10/07/13	205,000	205,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: Union Bank, NA)		0.13%		10/07/13	4,115,000	4,115,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A (LOC: Comerica Bank)		0.14%		10/07/13	6,250,000	6,250,000

Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: Comerica Bank)		0.14%		10/07/13	1,915,000	1,915,000

Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: Comerica Bank)		0.14%		10/07/13	3,030,000	3,030,000

Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: Union Bank, NA)		0.13%		10/07/13	2,575,000	2,575,000

Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2003A (LOC: Cal St Teachers Retirement Sys)		0.12%		10/07/13	560,000	560,000

Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: Comerica Bank)		0.10%		10/07/13	2,585,000	2,585,000

Solid Waste Disposal RB (Mottra Corp) Series 2002A (LOC: Union Bank, NA)		0.13%		10/07/13	425,000	425,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.13%		10/07/13	1,375,000	1,375,000

Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: Union Bank, NA)		0.13%		10/07/13	1,840,000	1,840,000

Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.12%		10/07/13	4,550,000	4,550,000

Solid Waste Disposal RB (Rainbow Disposal) Series 2006A (LOC: Comerica Bank)		0.14%		10/07/13	7,910,000	7,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A (LOC: Union Bank, NA)		0.13%		10/07/13	2,910,000	2,910,000

 9

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: Union Bank, NA)		0.13%		10/07/13	27,800,000	27,800,000

Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: Comerica Bank)		0.14%		10/07/13	2,350,000	2,350,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.14%		10/07/13	710,000	710,000

Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: Union Bank, NA)		0.09%		10/07/13	2,540,000	2,540,000

Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A (LOC: Union Bank, NA)		0.13%		10/07/13	3,945,000	3,945,000

Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US Bank, NA)		0.10%		10/07/13	2,050,000	2,050,000

Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: Union Bank, NA)		0.13%		10/07/13	1,410,000	1,410,000

Solid Waste Disposal RB (Valley Vista Services) Series 2003A (LOC: Comerica Bank)		0.14%		10/07/13	1,100,000	1,100,000

Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: Comerica Bank)		0.14%		10/07/13	2,205,000	2,205,000

Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy) Series 2004 (LOC: CoBank, ACB)		0.11%		10/07/13	2,500,000	2,500,000

Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: Bank of America, NA)		0.11%		10/07/13	5,400,000	5,400,000

Solid Waste Disposal RB (Zanker Road Landfill) Series 1999C (LOC: Comerica Bank)		0.14%		10/07/13	650,000	650,000

Solid Waste Disposal RB (Zanker Road Management) Series 2011A (LOC: Comerica Bank)		0.14%		10/07/13	2,500,000	2,500,000

Solid Waste Disposal RB (Zerep Management Corp) Series 2011A (LOC: Comerica Bank)		0.14%		10/07/13	2,810,000	2,810,000

Solid Waste Disposal RB (Zero Waste Energy Development Co) Series 2012 (LOC: Comerica Bank)		0.14%		10/07/13	10,910,000	10,910,000

Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: Union Bank, NA)		0.09%		10/07/13	2,690,000	2,690,000

Solid Waste RB (Ratto Group of Companies) Series 2012 (LOC: Union Bank, NA)		0.13%		10/07/13	5,500,000	5,500,000

California Public Works Board
Lease RB (Univ of California) Series 2011G (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	7,500,000	7,500,000

Lease Refunding RB (Univ of California) Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.06%		10/07/13	8,715,000	8,715,000

Lease Refunding RB (Univ of California) Series 2007C (LIQ: Branch Banking & Trust Co)	a	0.06%		10/07/13	11,015,000	11,015,000

California State Univ
Systemwide RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		10/07/13	25,765,000	25,765,000

California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C (LOC: US Bank, NA)		0.09%		10/07/13	1,260,000	1,260,000

M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: Citibank, NA)		0.10%		10/07/13	4,790,000	4,790,000

M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: Federal Home Loan Bank)		0.08%		10/07/13	12,100,000	12,100,000

M/F Housing RB (Charter Court Apts) Series 2008L (LOC: Freddie Mac)		0.10%		10/07/13	10,125,000	10,125,000

M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: Fannie Mae)		0.07%		10/07/13	8,795,000	8,795,000

10

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: Freddie Mac)		0.09%		10/07/13	15,000,000	15,000,000

M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: Fannie Mae)		0.09%		10/07/13	4,725,000	4,725,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: Fannie Mae)		0.08%		10/07/13	29,990,000	29,990,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: Fannie Mae)		0.07%		10/07/13	5,010,000	5,010,000

M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: Fannie Mae)		0.07%		10/07/13	7,320,000	7,320,000

M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: Fannie Mae)		0.07%		10/07/13	10,000,000	10,000,000

M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: Fannie Mae)		0.07%		10/07/13	7,000,000	7,000,000

M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: Fannie Mae)		0.07%		10/07/13	6,900,000	6,900,000

M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: Freddie Mac)		0.07%		10/07/13	13,500,000	13,500,000

M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: Freddie Mac)		0.07%		10/07/13	5,500,000	5,500,000

M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: Fannie Mae)		0.07%		10/07/13	7,450,000	7,450,000

M/F Housing RB (Oak Center Towers) Series 2005L (LOC: Fannie Mae)		0.08%		10/07/13	3,520,000	3,520,000

M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: Fannie Mae)		0.07%		10/07/13	16,650,000	16,650,000

M/F Housing RB (Park David Sr Apts) Series 1999D (LOC: Fannie Mae)		0.08%		10/07/13	8,220,000	8,220,000

M/F Housing RB (Plaza Club Apts) Series 1997A (LOC: Fannie Mae)		0.10%		10/07/13	14,790,000	14,790,000

M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: Freddie Mac)		0.07%		10/07/13	12,300,000	12,300,000

M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC (LOC: Fannie Mae)		0.08%		10/07/13	9,100,000	9,100,000

M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: Freddie Mac)		0.10%		10/07/13	16,405,000	16,405,000

M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: Fannie Mae)		0.08%		10/07/13	6,070,000	6,070,000

M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: Fannie Mae)		0.09%		10/07/13	12,750,000	12,750,000

M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: Fannie Mae)		0.06%		10/07/13	6,500,000	6,500,000

M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: Federal Home Loan Bank)		0.07%		10/07/13	17,000,000	17,000,000

RB (Kaiser Permanente) Series 2003A		0.08%		10/07/13	3,000,000	3,000,000

RB (Kaiser Permanente) Series 2003B		0.08%		10/07/13	1,500,000	1,500,000

RB (Kaiser Permanente) Series 2004L		0.05%		10/07/13	1,000,000	1,000,000

RB (Kaiser Permanente) Series 2004M		0.06%		10/07/13	3,700,000	3,700,000

RB (Kaiser Permanente) Series 2006B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		10/07/13	4,950,000	4,950,000

RB (Kaiser Permanente) Series 2008A		0.05%		10/07/13	7,300,000	7,300,000

RB (Kaiser Permanente) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	24,015,000	24,015,000

RB (Plan Nine Partners) Series 2005A (LOC: Union Bank, NA)		0.11%		10/07/13	5,300,000	5,300,000

 11

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Sutter Health) Series 2005C (LIQ: Citibank, NA)	a	0.10%		10/07/13	6,300,000	6,300,000

RB (Sutter Health) Series 2011D (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	10,125,000	10,125,000

Refunding RB (Trinity Health) Series 2011CA (LIQ: Citibank, NA)	a	0.07%		10/07/13	2,175,000	2,175,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	11,620,000	11,620,000

Chino Basin Regional Financing Auth
RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	8,025,000	8,025,000

Chula Vista
Refunding IDRB (SDG&E) Series 2004E (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	9,995,000	9,995,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	22,975,000	22,975,000

GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.13%		10/07/13	13,630,000	13,630,000

GO Bonds Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	12,095,000	12,095,000

Contra Costa CCD
GO Bonds Series 2013 (LIQ: Citibank, NA)	a	0.08%		10/07/13	7,800,000	7,800,000

GO Bonds Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	7,500,000	7,500,000

Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.07%		10/07/13	32,200,000	32,200,000

Dublin Housing Auth
M/F Housing RB (Park Sierra At Iron Horse Trail) Series 1998A (LOC: Freddie Mac)		0.10%		10/07/13	28,700,000	28,700,000

Dublin USD
GO Bonds Series 2004E (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	33,750,000	33,750,000

East Bay Municipal Utility District
Water System Refunding RB Series 2008B3 (LIQ: JPMorgan Chase Bank, NA)		0.05%		10/07/13	14,700,000	14,700,000

Water System Refunding RB Series 2009A1		0.07%	10/03/13	12/03/13	10,000,000	10,000,000

Water System Refunding RB Series 2009A2		0.07%	10/03/13	02/28/14	13,000,000	13,000,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		10/07/13	35,000,000	35,000,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.07%		10/07/13	9,760,000	9,760,000

Water System Sub Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.08%		10/07/13	49,500,000	49,500,000

Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.07%	10/03/13	06/12/14	15,000,000	15,000,000

El Camino Hospital District
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	8,130,000	8,130,000

Elsinore Valley Municipal Water District
COP Series 2007A (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	25,680,000	25,680,000

Refunding COP Series 2011A (LOC: Union Bank, NA)		0.08%		10/07/13	9,620,000	9,620,000

Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: Fannie Mae)		0.10%		10/07/13	57,715,000	57,715,000

Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: Fannie Mae)		0.08%		10/07/13	6,900,000	6,900,000

Escondido USD
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	25,755,000	25,755,000

Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	9,753,000	9,753,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	15,205,000	15,205,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.08%		10/07/13	25,060,000	25,060,000

12

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series C (LIQ: Citibank, NA)	a	0.07%		10/07/13	4,500,000	4,500,000

GO Bonds Series C (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	9,830,000	9,830,000

Fresno
Sewer System RB Series 2008A (LIQ: Citibank, NA)	a	0.09%		10/07/13	10,000,000	10,000,000

Fresno USD
GO Bonds Series 2001G & 2010B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	8,940,000	8,940,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	7,000,000	7,000,000

Grossmont UHSD
GO Bonds Series 2008 (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/13	3,275,000	3,275,000

GO Bonds Series 2009A (LIQ: Citibank, NA)	a	0.08%		10/07/13	7,525,000	7,525,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	14,015,000	14,015,000

Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: Freddie Mac)		0.07%		10/07/13	13,915,000	13,915,000

M/F Housing RB (Timbers Apts) Series 1998A (LOC: Fannie Mae)		0.10%		10/07/13	9,500,000	9,500,000

Hesperia Public Financing Authority
RB Series 2004 (LOC: Bank of America, NA)		0.17%		10/07/13	3,800,000	3,800,000

Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: Fannie Mae)		0.10%		10/07/13	9,500,000	9,500,000

Irvine
Limited Obligation Bonds (Reassessment District No. 05-21) Series A (LOC: US Bank, NA; Cal St Teachers Retirement Sys)		0.04%		10/01/13	11,200,000	11,200,000

Long Beach CCD
GO Bonds Series 20012B (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	2,490,000	2,490,000

GO Bonds Series 2008A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	5,277,000	5,277,000

GO Bonds Series 2012B (LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	3,000,000	3,000,000

Long Beach USD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	6,665,000	6,665,000

GO Refunding Bonds 2012 (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	7,750,000	7,750,000

Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: Citibank, NA)		0.12%		10/07/13	4,860,000	4,860,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		10/07/13	4,500,000	4,500,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.09%		10/07/13	3,000,000	3,000,000

Wastewater System Sub Refunding RB Series 2012B (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	6,665,000	6,665,000

Wastewater System Sub Refunding RB Series 2013A (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	3,750,000	3,750,000

Los Angeles CCD
GO Bonds Series 2006E (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	4,785,000	4,785,000

GO Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	8,270,000	8,270,000

GO Bonds Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	5,225,000	5,225,000

GO Bonds Series 2008F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	6,665,000	6,665,000

Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: Freddie Mac)		0.06%		10/07/13	11,000,000	11,000,000

 13

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: Fannie Mae)		0.07%		10/07/13	9,300,000	9,300,000

M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: Freddie Mac)		0.08%		10/07/13	14,200,000	14,200,000

M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: Freddie Mac)		0.08%		10/07/13	17,000,000	17,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	7,910,000	7,910,000

First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		10/07/13	20,460,000	20,460,000

Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: Fannie Mae)		0.10%		10/07/13	3,955,000	3,955,000

Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	23,390,000	23,390,000

Airport Sr RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/13	19,295,000	19,295,000

Airport Sr RB Series 2008A (LIQ: Morgan Stanley Bank NA)	a	0.14%		10/07/13	13,475,000	13,475,000

Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.07%		10/07/13	8,800,000	8,800,000

Airport Sr RB Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	7,925,000	7,925,000

Airport Sr RB Series 2010A (LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	19,020,000	19,020,000

Airport Sr RB Series 2010A&D (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	6,630,000	6,630,000

Airport Sr RB Series 2010D (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	4,665,000	4,665,000

Los Angeles Dept of Water & Power
Power System RB Series 2002A4 (LIQ: JPMorgan Chase Bank, NA)		0.07%		10/07/13	1,000,000	1,000,000

Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.08%		10/07/13	52,650,000	52,650,000

Power System RB Series 2005A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	7,875,000	7,875,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	10,255,000	10,255,000

Power System RB Series 2007A2 (LIQ: Citibank, NA)	a	0.10%		10/07/13	8,085,000	8,085,000

Power System RB Series 2012B (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	13,935,000	13,935,000

Power System RB Series 2013A (LIQ: JP Morgan Chase & Co)	a	0.08%		10/07/13	5,035,000	5,035,000

Power System RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,500,000	2,500,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.08%		10/07/13	34,360,000	34,360,000

Water System RB Series 2006A1 (LIQ: Citibank, NA)	a	0.08%		10/07/13	17,500,000	17,500,000

Water System RB Series 2006A1&2007A2 (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	24,210,000	24,210,000

Water System RB Series 2011A (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	17,565,000	17,565,000

Water System RB Series 2011B1 (LIQ: Royal Bank of Canada)		0.06%		10/07/13	6,950,000	6,950,000

Water System RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,665,000	3,665,000

Water System RB Series 2012A (LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	12,000,000	12,000,000

Los Angeles Harbor Dept
RB Series 2006D (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	7,390,000	7,390,000

Refunding RB Series 2006B (LIQ: Citibank, NA)	a	0.12%		10/07/13	16,120,000	16,120,000

Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: Comerica Bank)		0.18%		10/07/13	1,630,000	1,630,000

RB (AAA Packing & Shipping) Series 2000 (LOC: Wells Fargo Bank, NA)		0.10%		10/07/13	3,000,000	3,000,000

14

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles USD
GO Bonds Series 2005E (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	13,435,000	13,435,000

GO Bonds Series 2007B & Refunding Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	7,290,000	7,290,000

GO Bonds Series 2009I (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	6,890,000	6,890,000

GO Refunding Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	24,775,000	24,775,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.10%		10/07/13	8,276,000	8,276,000

Napa
Water System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	10,585,000	10,585,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.13%		10/07/13	2,645,000	2,645,000

Oakland
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	8,060,000	8,060,000

Orange Cnty
Airport RB Series 2009B (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	6,520,000	6,520,000

Orange Cnty Housing Auth
RB (Lantern Pines Apts) Series 1985CC (LOC: Fannie Mae)		0.07%		10/07/13	3,535,000	3,535,000

Refunding RB (Villa La Paz) Series 1998F (LOC: Fannie Mae)		0.09%		10/07/13	9,900,000	9,900,000

Oxnard Financing Auth
Lease RB Series 2003B (LOC: Union Bank, NA)		0.07%		10/07/13	11,145,000	11,145,000

Lease RB Series 2006 (LOC: Union Bank, NA)		0.07%		10/07/13	20,875,000	20,875,000

Wastewater RB Series 2004B (LOC: Union Bank, NA)		0.07%		10/07/13	19,650,000	19,650,000

Peralta CCD
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	9,450,000	9,450,000

Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US Bank, NA)		0.10%		10/07/13	2,650,000	2,650,000

Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A (LOC: Comerica Bank)		0.20%		10/07/13	4,959,000	4,959,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.11%		10/07/13	4,340,000	4,340,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	26,815,000	26,815,000

Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	15,555,000	15,555,000

Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: Fannie Mae)		0.07%		10/07/13	13,360,000	13,360,000

Pomona Public Financing Auth
Water Facilities RB Series 2007AY (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	8,885,000	8,885,000

Poway USD
GO Bonds Series 2008B (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	10,000,000	10,000,000

Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: Fannie Mae)		0.10%		10/07/13	10,890,000	10,890,000

Riverside CCD
GO Bonds Series 2007C (LIQ: Bank of America, NA)	a	0.15%		10/07/13	5,940,000	5,940,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009B (LIQ: JPMorgan Chase Bank, NA)		0.07%		10/07/13	30,910,000	30,910,000

Limited Sales Tax RB Series 2009C (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/07/13	13,035,000	13,035,000

 15

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sales Tax RB (Limited Tax) Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	6,365,000	6,365,000

Sales Tax RB Series 2013A (LIQ: Citibank, NA)	a	0.08%		10/07/13	1,675,000	1,675,000

Roseville Jt UHSD
GO Bonds Series C (LIQ: Deutsche Bank AG)	a	0.12%		10/07/13	8,155,000	8,155,000

Sacramento Cnty
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.07%		10/07/13	7,255,000	7,255,000

Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E (LOC: Fannie Mae)		0.10%		10/07/13	14,000,000	14,000,000

M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: Fannie Mae)		0.07%		10/07/13	16,500,000	16,500,000

M/F Housing RB (Logan Park Apts) Series 2007E (LOC: Freddie Mac)		0.10%		10/07/13	24,000,000	24,000,000

M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: Fannie Mae)		0.10%		10/07/13	17,285,000	17,285,000

Sacramento Cnty Sanitation District Financing Auth
RB Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/13	4,750,000	4,750,000

Sub Lien RB Series 2000C (LOC: Bank of America, NA)		0.07%		10/07/13	14,900,000	14,900,000

Sub Lien Refunding RB Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		10/07/13	12,495,000	12,495,000

Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: Fannie Mae)		0.08%		10/07/13	17,200,000	17,200,000

M/F Housing RB (Greenfair Apts) Series 2000G (LOC: Citibank, NA)		0.12%		10/07/13	9,900,000	9,900,000

M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: Freddie Mac)		0.07%		10/07/13	10,265,000	10,265,000

M/F Housing RB (St. Anton Building Apts) Series 2003I (LOC: Fannie Mae)		0.07%		10/07/13	8,000,000	8,000,000

M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: Fannie Mae)		0.07%		10/07/13	5,150,000	5,150,000

Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: Sumitomo Mitsui Banking Corp)		0.07%		10/07/13	5,000,000	5,000,000

San Bernardino CCD
2013 GO Refunding Bonds Series A (LIQ: Credit Suisse AG)	a	0.12%		10/07/13	8,000,000	8,000,000

GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.18%		10/07/13	20,250,000	20,250,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.27%		10/07/13	7,500,000	7,500,000

GO Bonds Series C (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		10/07/13	13,660,000	13,660,000

San Diego CCD
GO Bonds Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	4,000,000	4,000,000

GO Bonds Series 2009 (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	14,015,000	14,015,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	2,500,000	2,500,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.07%		10/07/13	7,620,000	7,620,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.06%		10/07/13	21,975,000	21,975,000

Limited Sales Tax RB Series 2008D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.06%		10/07/13	36,920,000	36,920,000

Sales Tax RB (Limited Tax) Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.07%		10/07/13	19,070,000	19,070,000

16

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Diego Cnty Water Auth
Water Revenue COP Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	8,710,000	8,710,000

Water Revenue COP Series 2008A (LIQ: Citibank, NA)	a	0.07%		10/07/13	33,580,000	33,580,000

Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	5,300,000	5,300,000

San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: Fannie Mae)		0.08%		10/07/13	12,000,000	12,000,000

M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: Fannie Mae)		0.10%		10/07/13	5,845,000	5,845,000

San Francisco
GO Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	38,250,000	38,250,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.07%		10/07/13	28,300,000	28,300,000

M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: Freddie Mac)		0.08%		10/07/13	3,750,000	3,750,000

San Francisco Airport Commission
Second Series Refunding RB Series 36A (LOC: US Bank, NA)		0.08%		10/07/13	25,000,000	25,000,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	13,400,000	13,400,000

Sales Tax Refunding RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	6,125,000	6,125,000

San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: Citibank, NA)		0.16%		10/07/13	7,250,000	7,250,000

San Francisco Public Utilities Commission
Water RB 2011 & 2012 Subseries A (LIQ: State Street Bank & Trust Company, NA)	a	0.08%		10/07/13	4,225,000	4,225,000

Water RB Series 2011A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	17,845,000	17,845,000

San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007 (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	40,785,000	40,785,000

San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: Freddie Mac)		0.12%		10/07/13	6,795,000	6,795,000

M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: Fannie Mae)		0.06%		10/07/13	2,000,000	2,000,000

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: Freddie Mac)		0.07%		10/07/13	13,390,000	13,390,000

San Mateo Cnty CCD
GO Bonds Series 2006B (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	1,600,000	1,600,000

San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Robert Sans Memorial) Series 2013A (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	10,875,000	10,875,000

San Mateo Cnty Transit District
Limited Tax Refunding Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/13	5,000,000	5,000,000

Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: Union Bank, NA)		0.16%		10/07/13	8,980,000	8,980,000

M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: Union Bank, NA)		0.11%		10/07/13	4,104,000	4,104,000

 17

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.07%		10/07/13	2,500,000	2,500,000

SalesTax Refunding RB Series 2008C (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		10/07/13	20,000,000	20,000,000

Santa Monica-Malibu USD
GO Bonds Series D (LIQ: Citibank, NA)	a	0.08%		10/07/13	4,800,000	4,800,000

Sausalito
M/F Housing RB (Rotary Village Sr Housing) Series 2003 (LOC: Bank of the West)		0.23%		10/07/13	2,050,000	2,050,000

Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/13	7,360,000	7,360,000

Southern California Metropolitan Water District
Water RB Series 2005C (LIQ: Citibank, NA)	a	0.08%		10/07/13	24,750,000	24,750,000

Water RB Series 2006A (LIQ: Bank of America, NA)	a	0.09%		10/07/13	9,300,000	9,300,000

Water RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	5,590,000	5,590,000

Water RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	5,000,000	5,000,000

Water Refunding RB Series 2009A2		0.07%	10/03/13	03/24/14	54,660,000	54,660,000

Water Refunding RB Series 2011A1		0.07%	10/03/13	02/11/14	25,000,000	25,000,000

Water Refunding RB Series 2011A3		0.07%	10/03/13	02/11/14	24,435,000	24,435,000

Water Refunding RB Series 2013E		0.09%	10/03/13	03/28/14	34,500,000	34,500,000

Southern California Public Power Auth
Refunding RB (Palo Verde) Series 2008A (LOC: Barclays Bank Plc)		0.07%		10/07/13	17,100,000	17,100,000

Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.07%		10/07/13	3,700,000	3,700,000

Southern California Public Power Authority
Refunding RB (Magnolia Power) Series 2009-1 (LOC: US Bank, NA)		0.07%		10/07/13	15,085,000	15,085,000

Univ of California
General RB Series 2007J (LIQ: Citibank, NA)	a	0.07%		10/01/13	3,300,000	3,300,000

General RB Series 2007J (LIQ: Citibank, NA)	a	0.07%		10/07/13	9,550,000	9,550,000

General RB Series 2008L (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	4,800,000	4,800,000

General RB Series 2009O (LIQ: Citibank, NA)	a	0.07%		10/07/13	3,500,000	3,500,000

General RB Series 2009Q (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	6,665,000	6,665,000

General RB Series 2013AF (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	7,500,000	7,500,000

General RB Series 2013AF (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	6,500,000	6,500,000

Limited Project RB Series 2007D (LIQ: Citibank, NA)	a	0.07%		10/01/13	2,070,000	2,070,000

Limited Project RB Series 2012G (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	12,150,000	12,150,000

Limited Project RB Series 2012G (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	4,695,000	4,695,000

Medical Center Pooled RB Series 2007C2 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	20,750,000	20,750,000

Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	13,615,000	13,615,000

Medical Center Pooled RB Series 2013J (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	24,950,000	24,950,000

Medical Center Pooled RB Series 2013J (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	15,505,000	15,505,000

Medical Center Pooled RB Series 2013K (LOC: Univ of California)		0.06%		10/07/13	15,000,000	15,000,000

Victor Valley CCD
GO Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	8,310,000	8,310,000

GO Bonds Series C (LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	8,885,000	8,885,000

West Hills CCD
COP (2008 Refunding) (LOC: Union Bank, NA)		0.06%		10/07/13	9,025,000	9,025,000

18

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living) Series 2000A (LOC: Union Bank, NA)		0.20%		10/07/13	5,875,000	5,875,000

Whittier UHSD
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	12,275,000	12,275,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	24,095,000	24,095,000

Yosemite CCD
GO Bonds Series 2008C (LIQ: Bank of America, NA)	a	0.10%		10/07/13	8,000,000	8,000,000

						4,104,850,156

Other Investments 5.5%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.16%		10/07/13	17,700,000	17,700,000

Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Citibank, NA)	a	0.14%		10/07/13	30,000,000	30,000,000

Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.25%		10/07/13	50,300,000	50,300,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.25%		10/07/13	55,000,000	55,000,000

Nuveen California Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.17%		10/07/13	38,000,000	38,000,000

Nuveen California Dividend Advantage Municipal Fund 3
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		10/07/13	40,000,000	40,000,000

Nuveen California Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.15%		10/07/13	29,600,000	29,600,000

Nuveen California Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.18%		10/07/13	29,800,000	29,800,000

Nuveen California Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.15%		10/07/13	15,000,000	15,000,000

Nuveen California Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.15%		10/07/13	31,000,000	31,000,000

Nuveen California Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.15%		10/07/13	35,900,000	35,900,000

						372,300,000

Total Variable-Rate Securities
(Cost $4,477,150,156)						4,477,150,156

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $6,717,934,272.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,779,302,156 or 41.3% of net assets.

 19

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

20

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47704SEP13

 21

The Charles Schwab Family of Funds
Schwab California AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

32.4%	Fixed-Rate Securities	46,872,003	46,872,003
66.0%	Variable-Rate Securities	95,611,813	95,611,813

98.4%	Total Investments	142,483,816	142,483,816
1.6%	Other Assets and Liabilities, Net		2,374,008

100.0%	Net Assets		144,857,824

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 32.4% of net assets

California 32.4%
Beverly Hills Public Finance Auth
Lease Refunding RB Series 2013A		3.00%		06/01/14	1,200,000	1,222,155

California
CP Notes Series 2011A1 (LOC: Wells Fargo Bank, NA; Cal St Teachers Retirement Sys)		0.12%		12/12/13	1,500,000	1,500,000

Economic Recovery Bonds Series 2004A		5.25%		07/01/14	140,000	145,212

GO Bonds		5.00%		10/01/13	500,000	500,000

GO Bonds		4.00%		11/01/13	125,000	125,377

GO Bonds		5.00%		12/01/13	100,000	100,774

GO Bonds		3.00%		03/01/14	200,000	202,231

GO Bonds		5.00%		03/01/14	100,000	101,942

GO Bonds		5.25%		03/01/14	175,000	178,343

GO Bonds		3.70%		04/01/14	360,000	365,925

GO Bonds		4.13%		06/01/14	200,000	204,908

GO Bonds		5.00%		06/01/14	470,000	484,665

GO Refunding Bonds		5.00%		02/01/14	170,000	172,655

GO Refunding Bonds		5.00%		03/01/14	110,000	112,114

GO Refunding Bonds		5.00%		08/01/14	550,000	571,307

RAN 2013-2014 Series A2		2.00%		06/23/14	1,850,000	1,873,801

Refunding GO Bonds		5.00%		11/01/13	1,095,000	1,099,292

California Public Works Board
Lease RB (Univ of California) Series 2009E		4.00%		04/01/14	400,000	407,416

California School Cash Reserve Program Auth
Bonds 2013-2014 Series H		2.00%		06/02/14	950,000	960,828

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2008B		0.22%		12/09/13	1,000,000	1,000,000

RB (Kaiser Permanente) Series 2009B2		0.22%		10/10/13	1,000,000	1,000,000

 1

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Contra Costa Water District
Extendible CP		0.13%	10/09/13	04/05/14	1,555,000	1,555,000

Water Revenue Notes Series A		4.00%		10/01/13	500,000	500,000

East Bay Municipal Utility District
Water System Extendible CP		0.14%	10/17/13	05/18/14	1,000,000	1,000,000

Water System Extendible CP		0.13%	01/14/14	06/21/14	1,600,000	1,600,000

Water System Sub Refunding RB Series 2007B		5.00%		06/01/14	150,000	154,618

Los Angeles
GO Bonds Series 2006A		4.00%		09/01/14	200,000	206,682

GO Refunding Bonds Series 2002B		5.00%		09/01/14	100,000	104,272

Wastewater System Refunding RB Series 2005A		5.00%		06/01/14	285,000	293,496

Wastewater System Refunding RB Series 2009A		5.00%		06/01/14	275,000	283,476

Los Angeles Cnty
TRAN 2013-2014		2.00%		06/30/14	3,460,000	3,504,225

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax RB Series 2005A		5.00%		07/01/14	160,000	165,491

Los Angeles Dept of Water & Power
Power System RB Series 2007A1		5.00%		07/01/14	310,000	320,791

Power System RB Series 2011A		5.00%		07/01/14	100,000	103,519

Los Angeles Harbor Dept
CP Notes Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.12%		12/05/13	2,000,000	2,000,000

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.13%		12/03/13	1,500,000	1,500,000

Los Angeles USD
GO Bonds Series 1997A		6.00%		07/01/14	300,000	312,742

GO Bonds Series 2007B		5.00%		07/01/14	155,000	160,489

GO Refunding Bonds Series 2002		5.75%		07/01/14	600,000	624,764

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.22%		11/14/13	930,000	930,000

Orange Cnty Sanitation District
Refunding Revenue Certificate Anticipation Notes Series 2012C		2.00%		10/30/13	1,000,000	1,001,414

Riverside Cnty
TRAN 2013-2014 Series A		2.00%		03/31/14	1,000,000	1,009,136

San Bernardino Cnty
TRAN 2013-2014 Series A		2.00%		06/30/14	1,000,000	1,013,533

San Diego Cnty & SDs Pool Program
TRAN Series 2013B1		2.00%		01/31/14	1,000,000	1,006,043

TRAN Series 2013B2		2.00%		04/30/14	1,000,000	1,010,271

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	2,000,000	2,000,000

San Francisco
GO Refunding Bonds Series 2008R1		5.00%		06/15/14	1,205,000	1,245,009

Refunding COP (Moscone Center North) Series 2011B		4.00%		09/01/14	900,000	930,426

San Jose Redevelopment Agency
Sub Tax Allocation RB Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.17%		12/10/13	1,400,000	1,400,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.18%		01/16/14	215,000	215,000

GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	800,000	800,000

Southern California Metropolitan Water District
Water Refunding RB Series 2003A		5.00%		07/01/14	300,000	310,402

Water Refunding RB Series 2009E		3.75%		07/01/14	100,000	102,497

Waterworks GO Refunding Bonds Series 2010A		4.00%		03/01/14	100,000	101,487

2

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.14%		11/08/13	2,905,000	2,905,000

Univ of California
General RB Series 2005E		5.00%		05/15/14	100,000	102,851

General RB Series 2007J		5.00%		05/15/14	425,000	437,106

General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.22%		12/26/13	1,000,000	1,000,000

General RB Series 2009-O		5.00%		05/15/14	400,000	411,508

General RB Series 2009Q		4.00%		05/15/14	1,100,000	1,125,576

Medical Center Pooled RB Series 2008D		5.00%		05/15/14	725,000	746,234

William S. Hart UHSD
GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	350,000	350,000

Total Fixed-Rate Securities
(Cost $46,872,003)						46,872,003

Variable-Rate Securities 66.0% of net assets

California 66.0%
Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: Comerica Bank)		0.09%		10/07/13	2,480,000	2,480,000

Anaheim Public Financing Auth
Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	2,700,000	2,700,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,085,000	2,085,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.10%		10/07/13	1,305,000	1,305,000

California Educational Facilities Auth
RB (Univ of Southern California) Series 2009A (LIQ: Deutsche Bank AG)	a	0.11%		10/07/13	2,220,000	2,220,000

California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004 Series K (LOC: Mizuho Bank Ltd)		0.05%		10/07/13	1,000,000	1,000,000

RB (St. Joseph Health) Series 2011B (LOC: US Bank, NA)		0.04%		10/01/13	2,200,000	2,200,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.08%		10/07/13	2,100,000	2,100,000

California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: Comerica Bank)		0.15%		10/07/13	3,230,000	3,230,000

RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.12%		10/07/13	1,915,000	1,915,000

Refunding RB (J. Paul Getty Trust) Series 2012B2 (LIQ: JP Morgan Chase & Co)	a	0.11%	10/03/13	12/26/13	595,000	595,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.05%		10/01/13	2,800,000	2,800,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.09%		10/07/13	2,215,000	2,215,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009C1		0.05%		10/07/13	2,500,000	2,500,000

RB (Kaiser Permanente) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	690,000	690,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	160,000	160,000

Chaffey CCD
GO Bonds Series 2005B (LIQ: Bank of America, NA)	a	0.15%		10/07/13	6,600,000	6,600,000

 3

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
East Bay Municipal Utility District
Water System Refunding RB Series 2008A2 (LIQ: US Bank, NA)		0.06%		10/07/13	500,000	500,000

Water System Refunding RB Series 2009A1		0.07%	10/03/13	12/03/13	1,000,000	1,000,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.07%		10/07/13	240,000	240,000

Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: Union Bank, NA)		0.08%		10/07/13	1,170,000	1,170,000

Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	242,000	242,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	355,000	355,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.08%		10/07/13	1,200,000	1,200,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	1,200,000	1,200,000

Hesperia Public Financing Authority
RB Series 2004 (LOC: Bank of America, NA)		0.17%		10/07/13	2,055,000	2,055,000

Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: Fannie Mae)		0.09%		10/07/13	2,210,000	2,210,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.10%		10/07/13	3,000,000	3,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		10/07/13	1,975,000	1,975,000

Los Angeles Dept of Airports
Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.07%		10/07/13	1,295,000	1,295,000

Los Angeles Dept of Water & Power
Power System RB Series 2002A4 (LIQ: JPMorgan Chase Bank, NA)		0.07%		10/07/13	200,000	200,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	4,600,000	4,600,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.08%		10/07/13	750,000	750,000

Water System RB Series 2011B2 (LIQ: Royal Bank of Canada)		0.06%		10/01/13	200,000	200,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.10%		10/07/13	1,550,000	1,550,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.13%		10/07/13	5,240,000	5,240,000

Pasadena
Refunding COP Series 2008A (LOC: Bank of America, NA)		0.10%		10/07/13	1,200,000	1,200,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.11%		10/07/13	970,000	970,000

Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	1,875,000	1,875,000

San Diego CCD
GO Bonds Series 2009 (LIQ: Citibank, NA)	a	0.09%		10/07/13	3,125,000	3,125,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	3,500,000	3,500,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.07%		10/07/13	890,000	890,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	1,000,000	1,000,000

San Francisco
GO Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	530,000	530,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.07%		10/07/13	1,800,000	1,800,000

4

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Francisco Public Utilities Commission
Water RB 2011 & 2012 Subseries A (LIQ: State Street Bank & Trust Company, NA)	a	0.08%		10/07/13	330,000	330,000

San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.08%		10/07/13	2,780,000	2,780,000

Santa Clara Valley Transportation Auth
SalesTax Refunding RB Series 2008C (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		10/07/13	2,000,000	2,000,000

Southern California Metropolitan Water District
Water Refunding RB Series 2009A2		0.07%	10/03/13	03/24/14	500,000	500,000

Water Refunding RB Series 2011A1		0.07%	10/03/13	02/11/14	75,000	74,813

Water Refunding RB Series 2013D		0.05%		10/07/13	2,000,000	2,000,000

Water Refunding RB Series 2013E		0.09%	10/03/13	03/28/14	1,500,000	1,500,000

Southern California Public Power Auth
Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.07%		10/07/13	400,000	400,000

Sunnyvale
Refunding COP Series 2009A (LOC: Union Bank, NA)		0.07%		10/07/13	2,410,000	2,410,000

Vallejo
Water RB Series 2001A (LOC: JPMorgan Chase Bank, NA)		0.10%		10/07/13	1,000,000	1,000,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	1,950,000	1,950,000

Total Variable-Rate Securities
(Cost $95,611,813)						95,611,813

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $142,483,816.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $58,937,000 or 40.7% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

 5

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

6

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47705SEP13

 7

The Charles Schwab Family of Funds
Schwab Municipal Money Fund®

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

27.8%	Fixed-Rate Securities	3,645,525,315	3,645,525,315
72.3%	Variable-Rate Securities	9,473,359,595	9,473,359,595

100.1%	Total Investments	13,118,884,910	13,118,884,910
(0.1%)	Other Assets and Liabilities, Net		(11,208,391)

100.0%	Net Assets		13,107,676,519

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 27.8% of net assets

Alabama 0.3%
Huntsville Health Care Auth
CP		0.15%		10/08/13	15,000,000	15,000,000

CP		0.12%		11/12/13	22,500,000	22,500,000

						37,500,000

Alaska 0.2%
Alaska Housing Finance Corp
State Capital Bonds Series 2006A (LIQ: US Bank, NA)	a	0.19%		01/23/14	27,005,000	27,005,000

Alaska Industrial Development & Export Auth
RB (Providence Health) Series 2003H		5.25%		10/01/13	1,000,000	1,000,000

						28,005,000

Arizona 0.5%
Arizona Board of Regents
RB (Arizona State Univ) Series 2007A (GTY/LIQ: US Bank, NA)	a	0.30%		10/17/13	10,255,000	10,255,000

Pima Cnty
COP Series 2013A		1.50%		12/01/13	34,645,000	34,719,022

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.21%		01/24/14	24,770,000	24,770,000

						69,744,022

Arkansas 0.1%
Univ of Arkansas
Facilities RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.21%		01/24/14	14,185,000	14,185,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

California 5.8%
California
CP Notes Series 2011A1 (LOC: Wells Fargo Bank, NA; Cal St Teachers Retirement Sys)		0.12%		12/12/13	27,500,000	27,500,000

GO Bonds		4.00%		12/01/13	250,000	251,525

GO Bonds		5.00%		03/01/14	650,000	662,503

GO Bonds		3.00%		04/01/14	200,000	202,656

GO Bonds		3.70%		04/01/14	380,000	386,403

GO Bonds		4.30%		04/01/14	100,000	101,936

GO Bonds		5.00%		04/01/14	500,000	511,480

GO Refunding Bonds		5.00%		02/01/14	510,000	517,947

GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/20/14	13,555,000	13,555,000

RAN 2013-2014 Series A1		2.00%		05/28/14	62,000,000	62,726,976

RAN 2013-2014 Series A2		2.00%		06/23/14	49,000,000	49,628,389

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.21%		11/01/13	3,500,000	3,500,000

RB (Kaiser Permanente) Series 2006E		0.20%		11/12/13	26,000,000	26,000,000

RB (Kaiser Permanente) Series 2006E		0.20%		11/14/13	16,000,000	16,000,000

California State Univ
CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.13%		10/02/13	12,055,000	12,055,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.20%		04/07/14	26,200,000	26,200,000

RB (Kaiser Permanente) Series 2004E		0.20%		06/02/14	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.22%		12/11/13	6,700,000	6,700,000

RB (Kaiser Permanente) Series 2004I		0.20%		06/04/14	15,000,000	15,000,000

RB (Kaiser Permanente) Series 2004K		0.20%		05/01/14	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2008B		0.22%		12/09/13	25,000,000	25,000,000

RB (Kaiser Permanente) Series 2008B		0.20%		04/01/14	5,000,000	5,000,000

RB (Kaiser Permanente) Series 2008C		0.23%		12/05/13	27,805,000	27,805,000

RB (Kaiser Permanente) Series 2009B2		0.22%		10/10/13	26,000,000	26,000,000

RB (Kaiser Permanente) Series 2009B3		0.20%		02/07/14	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2009B5		0.23%		01/08/14	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2009B6		0.20%		11/07/13	31,000,000	31,000,000

RB (Kaiser Permanente) Series 2009B6		0.23%		01/08/14	1,500,000	1,500,000

Coast CCD
GO Bonds Series 2006C (LIQ: Wells Fargo & Co)	a	0.24%		07/31/14	25,140,000	25,140,000

East Bay Municipal Utility District
Water System Extendible CP		0.14%	11/06/13	04/28/14	9,600,000	9,600,000

Water System Extendible CP		0.13%	01/14/14	06/21/14	10,000,000	10,000,000

Los Angeles
TRAN 2013 Series B		2.00%		05/01/14	30,000,000	30,318,433

TRAN 2013 Series C		2.00%		06/26/14	100,000,000	101,333,108

Los Angeles Cnty
TRAN 2013-2014		2.00%		06/30/14	49,000,000	49,663,105

Marin Municipal Water District
Water Sub Lien RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.22%		12/26/13	10,000,000	10,000,000

Mt. Diablo USD
GO Bonds Series 2012E (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	10,000,000	10,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ohlone CCD
GO Bonds Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.18%		11/07/13	7,970,000	7,970,000

Palomar Pomerado Health
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		11/07/13	5,000,000	5,000,000

Riverside Cnty
TRAN 2013-2014 Series A		2.00%		03/31/14	19,000,000	19,173,588

San Diego Cnty Water Auth
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.11%		12/09/13	5,000,000	5,000,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.18%		01/16/14	235,000	235,000

Santa Clara Cnty
TRAN 2013-2014		1.25%		06/30/14	20,000,000	20,159,743

William S. Hart UHSD
GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	14,025,000	14,025,000

						759,922,792

Colorado 1.2%
Aurora
Sewer RB First Lien Series 2006 (GTY/LIQ: US Bank, NA)	a	0.21%		01/24/14	14,955,000	14,955,000

Colorado
Education Loan Program TRAN Series 2013A		1.25%		06/27/14	25,000,000	25,197,462

General Fund TRAN Series 2013A		1.50%		06/27/14	50,000,000	50,486,798

General Fund TRAN Series 2013A		2.00%		06/27/14	35,000,000	35,469,680

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009B2		5.00%		11/12/13	4,000,000	4,021,817

RB (Catholic Health Initiatives) Series 2011A		3.00%		02/01/14	3,725,000	3,759,905

Colorado Water Resources & Power Development Auth
Water Resources RB (Parker Water & Sanitation District) Series 2004D (ESCROW)		5.25%		09/01/14	16,185,000	16,931,080

Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds Series 1992A (ESCROW/LIQ: Wells Fargo & Co)	a	0.18%		01/16/14	9,400,000	9,400,000

						160,221,742

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.10%		10/07/13	7,000,000	7,000,000

District of Columbia 0.4%
District of Columbia
Income Tax Secured RB Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	15,935,000	15,935,000

Metropolitan Washington Airports Auth
Airport System Revenue CP Series One A1-2&B (LOC: JPMorgan Chase Bank, NA)		0.13%		11/05/13	28,890,000	28,890,000

Airport System Revenue CP Series One A1-2&B (LOC: JPMorgan Chase Bank, NA)		0.15%		12/02/13	5,000,000	5,000,000

						49,825,000

Florida 0.9%
Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Bonds Series 2011B		4.00%		07/01/14	2,335,000	2,401,141

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Florida Local Government Finance Commission
CP Notes Series A1&B1 (LOC: JPMorgan Chase Bank, NA)		0.12%		11/06/13	8,000,000	8,000,000

Florida Ports Financing Commission
Refunding RB Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	8,815,000	8,815,000

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2010B		5.00%		10/01/13	1,350,000	1,350,000

Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	9,580,000	9,580,000

Jacksonville
Sales Tax Refunding RB Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	10,670,000	10,670,000

Lakeland
Energy System Refunding RB Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	26,750,000	26,750,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a,d	0.21%		01/24/14	28,320,000	28,320,000

Sunshine State Government Financing Commission
CP Revenue Notes Series H (LIQ: JPMorgan Chase Bank, NA)		0.15%		01/07/14	15,000,000	15,000,000

CP Revenue Notes Series H (LIQ: JPMorgan Chase Bank, NA)		0.15%		03/14/14	10,000,000	10,000,000

						120,886,141

Hawaii 0.0%
Honolulu
Wastewater System RB Sr Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.19%		10/09/13	5,675,000	5,675,000

Idaho 0.3%
Idaho
TAN Series 2013		2.00%		06/30/14	40,000,000	40,538,321

Illinois 0.8%
Chicago
Airport CP Notes (O’Hare) Series 2011C1&C2 (LOC: PNC Bank NA)		0.12%		11/07/13	4,739,000	4,739,000

Airport CP Notes (O’Hare) Series 2011C1&C2 (LOC: PNC Bank NA)		0.14%		11/07/13	5,828,000	5,828,000

CP Notes Series 2011B1&B2 (LOC: Wells Fargo Bank, NA)		0.14%		11/07/13	25,757,000	25,757,000

GO Project & Refunding Bonds Series 1995A2		6.25%		01/01/14	3,000,000	3,044,731

Wastewater Transmission Second Lien Refunding RB Series 2006B		5.00%		01/01/14	1,500,000	1,517,602

Illinois
Sales Tax Jr Obligation Bonds Series June 2010		5.00%		06/15/14	750,000	774,715

Sales Tax RB Series December 2009B		3.00%		06/15/14	1,675,000	1,707,625

Sales Tax RB Series June 2006		5.00%		06/15/14	1,000,000	1,033,318

Unemployment Insurance Fund Building Receipts RB Series 2012A		5.00%		06/15/14	13,750,000	14,209,238

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2003C		0.21%		04/25/14	8,500,000	8,500,000

RB (Advocate Health Care Network) Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	4,995,000	4,995,000

RB (DePaul Univ) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		10/09/13	24,405,000	24,405,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Univ of Chicago Medical Center) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	8,480,000	8,480,000

						104,991,229

Indiana 1.2%
Indiana Finance Auth
RB (Community Health Network) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	12,425,000	12,425,000

Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	4,500,000	4,547,584

Indianapolis Local Public Improvement Bond Bank
Waterworks Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.25%		10/17/13	14,545,000	14,545,000

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.75%		10/17/13	100,000,000	100,000,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2005 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		02/06/14	16,005,000	16,005,000

Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	7,935,000	7,935,000

						155,457,584

Louisiana 0.3%
Louisiana State Univ & Agricultural & Mechanical College
Auxiliary RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.19%		01/23/14	27,165,000	27,165,000

Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: Wells Fargo Bank, NA)		1.00%		03/17/14	18,500,000	18,500,000

						45,665,000

Maine 0.1%
Maine Turnpike Auth
Turnpike RB Series 2004 (ESCROW)		5.25%		07/01/14	7,600,000	7,883,651

Maryland 0.3%
Maryland Community Development Admin
Housing RB Series 2006D&2007B (LIQ: Wells Fargo & Co)	a	0.22%		12/26/13	8,825,000	8,825,000

Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Hospital) Series 1999 (ESCROW)		5.50%		05/15/14	10,590,000	10,926,059

Northeast Maryland Waste Disposal Auth
Solid Waste Refunding RB Series 2013		2.00%		04/01/14	19,215,000	19,376,421

						39,127,480

Massachusetts 0.3%
Ashburnham
GO BAN		0.75%		01/24/14	9,493,000	9,506,632

Fall River
GO BAN		1.25%		02/14/14	5,530,000	5,547,311

Holyoke
GO BAN		1.25%		11/14/13	6,523,705	6,531,168

Melrose
GO BAN		1.25%		11/15/13	2,950,000	2,953,662

Salem
GO BAN		1.00%		12/20/13	3,000,000	3,005,102

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sharon
GO BAN		1.50%		11/01/13	1,310,950	1,312,389

Uxbridge
GO BAN		1.25%		10/18/13	1,000,000	1,000,469

Webster
GO BAN		1.00%		06/27/14	7,573,883	7,611,664

Worcester
BAN		1.50%		11/07/13	6,000,000	6,007,688

						43,476,085

Michigan 0.0%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		2.00%		08/01/14	5,000,000	5,073,662

Minnesota 0.2%
Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.30%		10/10/13	27,045,000	27,045,000

Mississippi 0.3%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.15%		02/03/14	4,500,000	4,500,000

Medical Center Educational Building Corp
RB (Univ Mississippi Medical Center) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	10,710,000	10,710,000

Mississippi
GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.19%		10/24/13	9,140,000	9,140,000

Mississippi State Univ Educational Building Corp
Extendible CP Series A		0.13%	10/15/13	04/28/14	10,000,000	10,000,000

						34,350,000

Missouri 0.1%
St. Louis
TRAN Series 2013		2.00%		05/30/14	13,000,000	13,155,296

Nebraska 0.1%
Nebraska Public Power District
General RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	15,570,000	15,570,000

Nevada 0.4%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a,d	0.30%		10/17/13	45,020,000	45,020,000

Las Vegas Valley Water District
Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.11%		11/06/13	2,795,000	2,795,000

Truckee Meadows Water Auth
Water Refunding RB Series 2010		5.00%		07/01/14	10,420,000	10,790,859

						58,605,859

New Jersey 1.1%
Cliffside Park Borough
BAN		0.75%		07/24/14	10,000,000	10,037,142

East Brunswick
BAN		2.00%		07/31/14	16,970,000	17,213,008

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hamilton Township
BAN Series 2013A&B		0.75%		06/12/14	31,156,658	31,260,363

Hudson Cnty
BAN		1.00%		12/06/13	9,000,000	9,007,768

Jefferson Township
BAN		1.25%		06/26/14	9,261,518	9,330,676

Lawrence Township
BAN		1.25%		07/25/14	6,895,000	6,944,709

New Jersey Economic Development Auth
RB (Chambers Co-Generation) Series 1991 (LOC: BNP Paribas)		0.25%		10/17/13	50,000,000	50,000,000

Parsippany-Troy Hills Township
BAN Series 2012		0.75%		10/04/13	4,800,000	4,800,197

						138,593,863

New Mexico 0.1%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		03/13/14	5,710,000	5,710,000

New Mexico Hospital Equipment Loan Council
RB (Presbyterian Healthcare Services) Series 2009A (LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	10,615,000	10,615,000

						16,325,000

New York 3.5%
Babylon
BAN 2013		2.00%		08/15/14	4,000,000	4,061,861

Bay Shore UFSD
TAN 2013-2014		0.50%		06/27/14	37,000,000	37,078,904

Connetquot CSD
TAN 2013-2014		0.75%		06/26/14	20,000,000	20,078,674

Copiague UFSD
TAN 2013-2014		0.75%		06/19/14	10,000,000	10,030,630

Eastport South Manor CSD
TAN 2013-2014		1.25%		06/27/14	15,500,000	15,613,152

Erie Cnty IDA
School Facility RB (Buffalo City SD) Series 2004 (ESCROW)		5.75%		05/01/14	31,195,000	32,202,326

Harborfields CSD
TAN 2013-2014		0.50%		06/27/14	12,000,000	12,024,711

Metropolitan Transportation Auth
Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.12%		11/13/13	23,000,000	23,000,000

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.15%		10/07/13	6,455,000	6,455,000

New York City
GO Bonds Fiscal 2009 Series I1 (GTY/LIQ: Wells Fargo & Co)	a	0.25%		10/17/13	24,385,000	24,385,000

New York City Housing Development Corp
M/F Housing RB Series 2009H2		0.20%		06/27/14	7,500,000	7,500,000

M/F Housing RB Series 2013C		0.20%		06/27/14	11,000,000	11,000,000

New York City Municipal Water Finance Auth
Extendible CP Series 8		0.11%	10/03/13	06/02/14	15,000,000	15,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2009 Series S5 (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	2,435,000	2,435,000

New York Liberty Development Corp
Liberty RB (3 World Trade Center) Series 2010A1 (ESCROW)		0.23%		03/19/14	35,000,000	35,003,136

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.23%		06/19/14	85,000,000	85,000,000

New York State Dormitory Auth
RB (St. Lawrence Univ) Series 2008 (ESCROW)		5.00%		07/01/14	16,000,000	16,567,366

New York State Power Auth
Tender Notes Series 1985		0.15%		03/03/14	7,000,000	7,000,000

North Hempstead
BAN Series 2013B	c	0.75%		10/03/14	9,000,000	9,044,820

Oceanside UFSD
TAN 2013-2014 Taxes		0.75%		06/20/14	8,000,000	8,030,343

Port Auth of New York & New Jersey
Consolidated Bonds 136th Series		5.25%		11/01/13	100,000	100,406

Consolidated Bonds 138th Series		5.00%		12/01/13	360,000	362,794

Consolidated Bonds 139th Series		5.00%		10/01/13	3,025,000	3,025,000

Consolidated Bonds 141st Series (LIQ: Wells Fargo & Co)	a	0.25%		11/07/13	18,840,000	18,840,000

Port Washington UFSD
TAN 2013-2014		0.50%		06/20/14	17,500,000	17,539,466

Rochester
BAN Series 2013I		1.00%		08/12/14	12,000,000	12,080,585

Rockville Centre UFSD
TAN 2013		0.45%		06/27/14	15,000,000	15,026,413

White Plans City School District
BAN Series 2013A		1.00%		06/27/14	9,000,000	9,050,940

						457,536,527

North Carolina 0.5%
Charlotte
GO CP (LIQ: Wells Fargo Bank, NA)		0.23%		12/09/13	10,000,000	10,000,000

GO CP (LIQ: Wells Fargo Bank, NA)		0.18%		02/14/14	11,000,000	11,000,000

GO CP (LIQ: Wells Fargo Bank, NA)		0.16%		03/14/14	7,955,000	7,955,000

Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		02/13/14	3,605,000	3,605,000

Dare Cnty
COP Series 2004 (ESCROW)		5.25%		06/01/14	1,620,000	1,673,805

North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.18%		01/30/14	19,000,000	19,000,000

Union Cnty
COP Series 2006 (GTY/LIQ: US Bank, NA)	a	0.30%		10/17/13	10,190,000	10,190,000

						63,423,805

Pennsylvania 0.2%
Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		11/21/13	3,780,000	3,780,000

Philadelphia
Water & Wastewater Refunding RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		11/21/13	10,780,000	10,780,000

Univ of Pittsburgh
PITT Asset Notes Series 2013		2.00%		07/11/14	5,800,000	5,881,732

						20,441,732

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

South Carolina 0.6%
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	7,410,000	7,410,000

South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.12%		11/07/13	15,126,000	15,126,000

CP Series B (LIQ: Wells Fargo Bank, NA)		0.14%		11/07/13	10,000,000	10,000,000

CP Series B (LIQ: Wells Fargo Bank, NA)		0.15%		12/10/13	8,420,000	8,420,000

CP Series D (LIQ: Barclays Bank Plc)		0.12%		10/15/13	6,400,000	6,400,000

CP Series D (LIQ: Barclays Bank Plc)		0.12%		10/16/13	7,799,000	7,799,000

CP Series E (LIQ: TD Bank NA)		0.11%		11/07/13	18,542,000	18,542,000

						73,697,000

Tennessee 0.2%
Memphis
GO CP Notes Series A (LIQ: Mizuho Bank Ltd)		0.10%		10/08/13	10,000,000	10,000,000

GO CP Notes Series A (LIQ: Mizuho Bank Ltd)		0.11%		10/15/13	13,000,000	13,000,000

						23,000,000

Texas 6.5%
Austin
Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.10%		10/15/13	7,500,000	7,500,000

Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		10/15/13	9,000,000	9,000,000

Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.10%		11/06/13	4,000,000	4,000,000

Austin ISD
CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.13%		12/04/13	10,000,000	10,000,000

Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2012A (GTY: Texas Permanent School Fund)		4.00%		02/15/14	1,500,000	1,521,246

Coppell ISD
Unlimited Tax GO Bonds Series 2013A (GTY: Texas Permanent School Fund)		3.00%		08/15/14	1,410,000	1,443,941

Harris Cnty
Road & Refunding Bonds Series 1996		0.24%		10/01/13	5,550,000	5,550,000

TAN Series 2013		1.25%		02/28/14	45,000,000	45,204,805

Unlimited Tax Road & Refunding Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	27,330,000	27,330,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1	d	0.20%		10/03/13	50,000,000	50,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.21%		12/04/13	25,000,000	25,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.21%		02/05/14	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.18%		02/13/14	18,000,000	18,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		03/05/14	14,000,000	14,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.21%		12/04/13	20,000,000	20,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.20%		03/05/14	11,480,000	11,480,000

Refunding RB (Methodist Hospital) Series 2009C2		0.20%		04/03/14	10,000,000	10,000,000

Houston
GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.11%		10/07/13	15,000,000	15,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sub Lien Refunding RB Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.23%		01/16/14	19,180,000	19,180,000

TRAN Series 2013		2.00%		06/30/14	25,000,000	25,338,314

Houston Health Facilities Development Corp
Retirement Facility RB (Buckingham Sr Living Community) Series 2004A (ESCROW)		7.13%		02/15/14	12,420,000	12,862,580

Jefferson Cnty IDC
RB (Jefferson Refinery) Series 2010 (LOC: Branch Banking & Trust Co)		0.45%		12/19/13	105,365,000	105,365,000

Lower Colorado River Auth
Transmission Contract Revenue CP Notes (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.12%		10/02/13	10,000,000	10,000,000

Transmission Contract Revenue CP Notes (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.14%		11/04/13	6,000,000	6,000,000

Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.14%		02/18/14	11,660,000	11,660,000

Plano ISD
Unlimited Tax Refunding Bonds Series 2012A (GTY: Texas Permanent School Fund)		3.00%		02/15/14	2,345,000	2,369,523

San Antonio
Electric & Gas Systems CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.11%		10/07/13	16,750,000	16,750,000

Electric & Gas Systems CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.12%		11/06/13	11,000,000	11,000,000

Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.12%		11/06/13	12,000,000	12,000,000

Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.13%		12/04/13	10,000,000	10,000,000

Electric & Gas Systems Refunding RB New Series 2002		5.38%		02/01/14	1,300,000	1,322,200

Tax & Revenue Certificates of Obligation Series 2006 (LIQ: Wells Fargo & Co)	a	0.22%		12/26/13	43,000	43,000

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.12%		11/07/13	31,620,000	31,620,000

Water System Refunding RB Series 2011A		2.00%		05/15/14	1,385,000	1,400,284

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.18%		02/06/14	6,500,000	6,500,000

Texas
GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.24%		12/19/13	17,605,000	17,605,000

State Highway Fund First Tier RB Series 2006		5.00%		04/01/14	500,000	511,826

TRAN 2013	d	2.00%		08/28/14	225,000,000	228,665,525

Texas Dept of Housing & Community Affairs
S/F Mortgage RB Series 2007B (LIQ: Wells Fargo & Co)	a	0.27%		03/20/14	22,120,000	22,120,000

Texas Public Finance Auth
GO CP Notes Series 2008		0.10%		10/17/13	13,000,000	13,000,000

United ISD
Unlimited Tax Refunding Bonds Series 2013A (GTY: Texas Permanent School Fund)		0.50%		08/15/14	4,750,000	4,762,002

Ysleta ISD
Unlimited Tax GO Bonds Series 2005 (GTY: Texas Permanent School Fund)		5.00%		08/15/14	1,000,000	1,041,587

						856,146,833

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Virginia 0.1%
Chesterfield Cnty
GO Refunding Bonds Series 2004		5.00%		01/01/14	2,325,000	2,352,717

Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)		0.10%		10/17/13	5,300,000	5,300,000

Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2007A3		4.40%		01/01/14	1,950,000	1,970,008

Commonwealth Mortgage Bonds Series 2007A5		4.20%		01/01/14	2,000,000	2,019,682

Commonwealth Mortgage Bonds Series 2007A5		4.20%		07/01/14	1,500,000	1,544,025

						13,186,432

Washington 0.6%
Port of Seattle
RB Series 2007B (LIQ: Wells Fargo Bank, NA)	a	0.24%		12/18/13	5,720,000	5,720,000

Port of Tacoma
Sub Lien Revenue CP Notes Series 2002A&B (LOC: Bank of America, NA)		0.15%		10/02/13	50,000,000	50,000,000

Snohomish Cnty Public Utility District No.1
Generation System Refunding RB Series 2010A		4.00%		12/01/13	3,625,000	3,647,491

Washington
GO Bonds Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.18%		02/06/14	11,535,000	11,535,000

GO Refunding Bonds Series R2013C		3.00%		07/01/14	1,805,000	1,842,768

						72,745,259

Wisconsin 0.5%
Wisconsin
GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.19%		12/19/13	8,455,000	8,455,000

Transportation RB Series 2007A (GTY/LIQ: Wells Fargo & Co)	a	0.24%		07/17/14	8,070,000	8,070,000

Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.20%		02/05/14	10,000,000	10,000,000

RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.18%		04/04/14	40,000,000	40,000,000

						66,525,000

Total Fixed-Rate Securities
(Cost $3,645,525,315)						3,645,525,315

Variable-Rate Securities 72.3% of net assets

Alabama 2.4%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.09%		10/07/13	12,652,000	12,652,000

Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: Freddie Mac)		0.12%		10/07/13	11,000,000	11,000,000

M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: Freddie Mac)		0.12%		10/07/13	10,550,000	10,550,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.08%		10/07/13	18,300,000	18,300,000

Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.08%		10/07/13	3,915,000	3,915,000

Alabama State Univ
General Tuition & Fee RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	13,305,000	13,305,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Auburn Univ
General Fee RB Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	8,620,000	8,620,000

Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.13%		10/07/13	1,900,000	1,900,000

Hoover
GO Sewer Warrants Series 2007 (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	11,765,000	11,765,000

Jackson IDB
IDRB (Specialty Minerals) Series 1999 (LOC: Wells Fargo Bank, NA)		0.10%		10/07/13	8,200,000	8,200,000

Millport IDA
IDRB (Steel Dust Recycling) Series 2011 (LOC: Citibank, NA)		0.15%		10/07/13	10,000,000	10,000,000

RB (Steel Dust Recycling) Series 2007 (LOC: Comerica Bank)		0.12%		10/07/13	5,485,000	5,485,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: Swedbank AB)		0.11%		10/07/13	40,000,000	40,000,000

Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.11%		10/07/13	30,000,000	30,000,000

Mobile IDB
Pollution Control Refunding RB (Alabama Power) Series 1993A		0.07%		10/07/13	12,100,000	12,100,000

RB (Alabama Power) Series 2001B		0.08%		10/01/13	2,200,000	2,200,000

Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006 (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	10,585,000	10,585,000

Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2000		0.15%		10/07/13	15,000,000	15,000,000

Trussville
GO Warrants Series 2006A (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	13,135,000	13,135,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.07%		10/07/13	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A (LOC: Sumitomo Mitsui Banking Corp)		0.07%		10/07/13	25,000,000	25,000,000

Univ of South Alabama
Tuition Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	37,775,000	37,775,000

						311,487,000

Alaska 0.4%
Alaska Housing Finance Corp
Collateralized Bonds First Series 2006A2 (LIQ: Bank of America, NA)	a	0.18%		10/07/13	6,515,000	6,515,000

Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/01/13	6,505,000	6,505,000

State Capital Bonds Series 2006A (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	10,515,000	10,515,000

Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: State Street Bank & Trust Company, NA)		0.11%		10/07/13	25,000,000	25,000,000

Anchorage
Water Refunding RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	9,985,000	9,985,000

						58,520,000

Arizona 0.2%
Maricopa Cnty IDA
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: CoBank, ACB)		0.11%		10/07/13	6,750,000	6,750,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pima Cnty
GO Bonds Series 2007 (LIQ: Wells Fargo & Co)	a	0.09%		10/07/13	11,210,000	11,210,000

Pima Cnty IDA
Pollution Control RB (Tucson Electric) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	9,995,000	9,995,000

						27,955,000

California 2.2%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: Comerica Bank)		0.13%		10/07/13	3,315,000	3,315,000

RB (Heat & Control) Series 1995A (LOC: Comerica Bank)		0.10%		10/07/13	3,500,000	3,500,000

Cabrillo CCD
GO Bonds Series B (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	3,620,000	3,620,000

California
GO Bonds Series 2004A3 (LOC: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.05%		10/01/13	5,600,000	5,600,000

California Health Facilities Financing Auth
RB (Cedars-Sinai Medical Center) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	28,275,000	28,275,000

California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A (LOC: Comerica Bank)		0.12%		10/07/13	2,660,000	2,660,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.07%		10/07/13	4,410,000	4,410,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	4,000,000	4,000,000

Solid Waste Disposal RB (Athens Services) Series 2010 (LOC: Wells Fargo Bank, NA)		0.08%		10/07/13	7,000,000	7,000,000

Solid Waste Disposal RB (Blue Line Transfer) Series 1999A (LOC: Union Bank, NA)		0.13%		10/07/13	4,300,000	4,300,000

Solid Waste Disposal RB (Blue Line Transfer) Series 2001A (LOC: Union Bank, NA)		0.13%		10/07/13	1,595,000	1,595,000

Solid Waste Disposal RB (EDCO Disposal) Series 1996A (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	2,580,000	2,580,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	3,165,000	3,165,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	2,750,000	2,750,000

Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: Comerica Bank)		0.14%		10/07/13	5,735,000	5,735,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A (LOC: Comerica Bank)		0.14%		10/07/13	9,615,000	9,615,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2008A (LOC: Comerica Bank)		0.14%		10/07/13	7,975,000	7,975,000

Solid Waste Disposal RB (MarBorg Industries) Series 2000A (LOC: Union Bank, NA)		0.13%		10/07/13	1,570,000	1,570,000

Solid Waste Disposal RB (MarBorg Industries) Series 2002 (LOC: Union Bank, NA)		0.13%		10/07/13	2,100,000	2,100,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.13%		10/07/13	1,375,000	1,375,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.14%		10/07/13	235,000	235,000

California State Univ
Systemwide RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		10/07/13	16,655,000	16,655,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: Bank of America, NA)		0.13%		10/07/13	3,900,000	3,900,000

Delano
COP (Delano Regional Medical Center) (LOC: Comerica Bank)		0.18%		10/07/13	10,470,000	10,470,000

East Bay Municipal Utility District
Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		10/07/13	20,830,000	20,830,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	9,690,000	9,690,000

Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: Wells Fargo Bank, NA)		0.11%		10/07/13	4,600,000	4,600,000

Long Beach CCD
GO Bonds Series 20012B (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	5,750,000	5,750,000

Los Angeles Dept of Water & Power
Power System RB Series 2001B6 (LIQ: Royal Bank of Canada)		0.05%		10/01/13	4,600,000	4,600,000

Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.08%		10/07/13	29,850,000	29,850,000

Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.09%		10/07/13	19,710,000	19,710,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	8,425,000	8,425,000

Oakland
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	2,000,000	2,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.18%		10/07/13	18,505,000	18,505,000

San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (LIQ: Citibank, NA)	a	0.08%		10/07/13	9,900,000	9,900,000

Southern California Metropolitan Water District
Water Refunding RB Series 2013E		0.09%	10/03/13	03/28/14	14,000,000	14,000,000

Univ of California
Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	7,000,000	7,000,000

						291,260,000

Colorado 1.8%
Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005 (LOC: BNP Paribas)		0.19%		10/07/13	22,100,000	22,100,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C5 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	9,495,000	9,495,000

RB (Catholic Health Initiatives) Series 2009B1 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	6,015,000	6,015,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: Barclays Bank Plc)		0.08%		10/07/13	16,765,000	16,765,000

S/F Mortgage Class I Bonds Series 2003C2 (LIQ: Royal Bank of Canada)		0.09%		10/07/13	16,290,000	16,290,000

S/F Mortgage Class I Bonds Series 2004A2 (LIQ: Royal Bank of Canada)		0.09%		10/07/13	20,100,000	20,100,000

S/F Mortgage Class I Bonds Series 2005A2 (LIQ: Royal Bank of Canada)		0.09%		10/07/13	9,000,000	9,000,000

S/F Mortgage Class I Bonds Series 2006A3 (LIQ: Federal Home Loan Bank)		0.08%		10/07/13	28,200,000	28,200,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage Class I Bonds Series 2007A2 (LIQ: Federal Home Loan Bank)		0.09%		10/07/13	11,400,000	11,400,000

S/F Mortgage Class II Bonds Series 2007B3 (LIQ: Royal Bank of Canada)		0.10%		10/07/13	20,000,000	20,000,000

Colorado Regional Transportation District
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.07%		10/07/13	21,530,000	21,530,000

Cornerstone Metropolitan District No. 2
Sub Limited Tax GO Refunding Bonds Series 2010B (LOC: Bank of America, NA)		0.11%		10/07/13	2,645,000	2,645,000

Denver
Airport System RB Bonds Series 2008C2&C3 (GTY/LIQ: Royal Bank of Canada)	a	0.10%		10/07/13	20,000,000	20,000,000

Airport System RB Series 1992G (LOC: Lloyds Bank Plc)		0.13%		10/07/13	17,600,000	17,600,000

Univ of Colorado
Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.07%		10/07/13	14,930,000	14,930,000

						236,070,000

Connecticut 0.1%
Connecticut
Special Tax Obligation Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	2,500,000	2,500,000

Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2011E4 (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/01/13	14,100,000	14,100,000

						16,600,000

District of Columbia 2.0%
District of Columbia
GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.12%		10/07/13	6,030,000	6,030,000

Income Tax Secured RB Series 2012C (LIQ: Barclays Bank Plc)	a	0.09%		10/07/13	4,200,000	4,200,000

RB (American Psychological Assoc) Series 2003 (LOC: Bank of America, NA)		0.13%		10/07/13	2,125,000	2,125,000

RB (Georgetown Univ) Series 2001C (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	24,995,000	24,995,000

District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	9,130,000	9,130,000

Metropolitan Washington Airports Auth
Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.13%		10/07/13	9,800,000	9,800,000

Airport System RB Series 2006A (LIQ: Citibank, NA)	a	0.15%		10/07/13	74,600,000	74,600,000

Airport System RB Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/13	12,790,000	12,790,000

Airport System RB Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.17%		10/07/13	16,590,000	16,590,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.10%		10/07/13	23,920,000	23,920,000

Airport System RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/13	5,000,000	5,000,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.10%		10/07/13	44,585,000	44,585,000

Airport System Refunding RB Series 2003A (LIQ: Deutsche Bank AG)	a	0.10%		10/07/13	9,280,000	9,280,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	19,830,000	19,830,000

						262,875,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Florida 4.8%
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: Bank of Nova Scotia)		0.12%		10/07/13	2,500,000	2,500,000

Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: Fannie Mae)		0.10%		10/07/13	3,800,000	3,800,000

Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	7,200,000	7,200,000

Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.09%		10/07/13	7,260,000	7,260,000

Florida Housing Finance Corp
Housing RB (Caribbean Key Apts) Series 1996F (LOC: Fannie Mae)		0.10%		10/07/13	265,000	265,000

Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: Fannie Mae)		0.10%		10/07/13	10,530,000	10,530,000

Housing RB (Tiffany Club Apts) Series 1996P (LOC: Freddie Mac)		0.10%		10/07/13	5,950,000	5,950,000

Housing RB (Timberline Apts) Series 1999P (LOC: Fannie Mae)		0.09%		10/07/13	6,335,000	6,335,000

M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: Citibank, NA)		0.11%		10/07/13	3,295,000	3,295,000

M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: Fannie Mae)		0.09%		10/07/13	7,700,000	7,700,000

M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 (LOC: Freddie Mac)		0.09%		10/07/13	20,315,000	20,315,000

M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: Fannie Mae)		0.09%		10/07/13	6,100,000	6,100,000

M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: Citibank, NA)		0.10%		10/07/13	3,760,000	3,760,000

M/F Mortgage RB (Wellesley Apts) Series 2003O (LOC: Citibank, NA)		0.11%		10/07/13	15,785,000	15,785,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.07%		10/07/13	43,670,000	43,670,000

Public Education Capital Outlay Bonds Series 2006D (LIQ: Branch Banking & Trust Co)	a	0.07%		10/07/13	10,690,000	10,690,000

Public Education Capital Outlay Bonds Series 2007B&C (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	5,680,000	5,680,000

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.10%		10/07/13	5,605,000	5,605,000

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2006C&G (LIQ: Citibank, NA)	a	0.09%		10/07/13	2,500,000	2,500,000

Hospital Refunding RB (Adventist Health/Sunbelt) Series 2006G (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	9,375,000	9,375,000

Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: Fannie Mae)		0.09%		10/07/13	20,670,000	20,670,000

M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: Citibank, NA)		0.12%		10/07/13	6,430,000	6,430,000

Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: Bank of America, NA)		0.33%		10/07/13	600,000	600,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.11%		10/07/13	11,165,000	11,165,000

Jacksonville
Capital Projects RB Series 2008A (LOC: Bank of America, NA)		0.11%		10/07/13	14,870,000	14,870,000

Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	5,345,000	5,345,000

Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: Freddie Mac)		0.10%		10/07/13	5,035,000	5,035,000

Miami-Dade Cnty
GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	17,000,000	17,000,000

Transit System Sales Surtax RB Series 2006 (LIQ: US Bank, NA)	a	0.07%		10/07/13	18,225,000	18,225,000

Miami-Dade Cnty Expressway Auth
Toll System RB Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		10/07/13	35,000,000	35,000,000

Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.09%		10/07/13	20,210,000	20,210,000

Airport Facility RB (FlightSafety) Series 1999B		0.09%		10/07/13	20,230,000	20,230,000

IDRB (Tarmac America) Series 2004 (LOC: Bank of America, NA)		0.12%		10/07/13	2,600,000	2,600,000

Miami-Dade Cnty School Board
COP Series 2006A&B (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	27,780,000	27,780,000

Ocean Highway & Port Auth
RB Series 1990 (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	8,700,000	8,700,000

Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	15,000,000	15,000,000

Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: Fannie Mae)		0.10%		10/07/13	11,830,000	11,830,000

M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: Federal Home Loan Bank)		0.10%		10/07/13	7,610,000	7,610,000

M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: Federal Home Loan Bank)		0.10%		10/07/13	8,240,000	8,240,000

M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: Fannie Mae)		0.09%		10/07/13	14,200,000	14,200,000

M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: Fannie Mae)		0.09%		10/07/13	8,640,000	8,640,000

M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: Fannie Mae)		0.09%		10/07/13	9,000,000	9,000,000

Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: Federal Home Loan Bank)		0.12%		10/07/13	8,910,000	8,910,000

Orlando Utilities Commission
Utility System Refunding RB Series 2011A	b	0.18%		04/28/14	10,000,000	10,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		10/07/13	20,000,000	20,000,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		10/07/13	5,000,000	5,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.12%		10/07/13	2,500,000	2,500,000

Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: Citibank, NA)		0.20%		10/07/13	2,910,000	2,910,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	4,545,000	4,545,000

Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: Bank of America, NA)		0.13%		10/07/13	8,290,000	8,290,000

Refunding RB (Shorecrest Preparatory School) Series 2007 (LOC: Northern Trust Co)		0.07%		10/07/13	8,480,000	8,480,000

Pinellas Cnty Industry Council
RB (Operation Par) Series 1999 (LOC: Wells Fargo Bank, NA)		0.22%		10/07/13	505,000	505,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Citibank, NA)	a	0.08%		10/07/13	16,500,000	16,500,000

Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		10/07/13	20,000,000	20,000,000

St. Johns Cnty
Sales Tax RB Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/13	7,870,000	7,870,000

Water & Sewer Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	10,735,000	10,735,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.09%		10/07/13	20,000,000	20,000,000

Tampa
Health System RB (BayCare Health) Series 2012B	b	0.17%		04/28/14	19,000,000	19,000,000

						631,940,000

Georgia 2.0%
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: Bank of America, NA)		0.25%		10/07/13	8,340,000	8,340,000

Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007 (LOC: Bank of America, NA)		0.28%		10/07/13	26,885,000	26,885,000

M/F Housing RB (Capitol Gateway Apts) Series 2005 (LOC: Fannie Mae)		0.09%		10/07/13	2,825,000	2,825,000

M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)	d	0.12%		10/07/13	20,350,000	20,350,000

M/F Housing RB (New Community at East Lake) Series 1996 (LOC: Bank of America, NA)		0.25%		10/07/13	5,400,000	5,400,000

Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.15%		10/07/13	5,000,000	5,000,000

Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.08%		10/01/13	7,580,000	7,580,000

Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997 (LOC: Fannie Mae)		0.10%		10/07/13	10,195,000	10,195,000

Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: Fannie Mae)		0.10%		10/07/13	3,475,000	3,475,000

DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts) Series 2001 (LOC: General Electric Capital Corp)		0.22%		10/07/13	7,200,000	7,200,000

DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009 (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	12,395,000	12,395,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: Freddie Mac)		0.12%		10/07/13	12,525,000	12,525,000

Floyd Cnty Development Auth
Pollution Control RB (Georgia Power Plant Hammond) First Series 1996		0.08%		10/01/13	5,000,000	5,000,000

Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts) Series 2008A (LOC: Federal Home Loan Bank)		0.09%		10/07/13	22,400,000	22,400,000

Georgia Housing Finance Auth
S/F Mortgage Bonds Series 2013A (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	5,000,000	5,000,000

Habersham Cnty Development Auth
IDRB (Steelcell of North America) Series 2009 (LOC: Bank of America, NA)		0.25%		10/07/13	815,000	815,000

Kennesaw Development Auth
M/F Housing RB (Walton Ridenour Apts) Series 2004 (LOC: Federal Home Loan Bank)		0.09%		10/07/13	7,500,000	7,500,000

Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: Fannie Mae)		0.10%		10/07/13	7,000,000	7,000,000

Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: Freddie Mac)		0.12%		10/07/13	14,300,000	14,300,000

McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: Freddie Mac)		0.09%		10/07/13	6,300,000	6,300,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	20,340,000	20,340,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Branch) First Series 1996		0.08%		10/01/13	14,415,000	14,415,000

Pollution Control RB (Georgia Power Co Plant Branch) Second Series 1997		0.08%		10/01/13	12,200,000	12,200,000

Summerville Development Auth
RB (Image Industries) Series 1997 (LOC: Wells Fargo Bank, NA)	a	0.11%		10/07/13	11,000,000	11,000,000

Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.14%		10/07/13	6,500,000	6,500,000

Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: Bank of America, NA)		0.25%		10/07/13	6,670,000	6,670,000

Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: Federal Home Loan Bank)		0.09%		10/07/13	2,900,000	2,900,000

						264,510,000

Hawaii 0.4%
Hawaii
RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	2,200,000	2,200,000

Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.07%		10/07/13	11,455,000	11,455,000

Wastewater System RB Sr Series 2006A (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	25,435,000	25,435,000

Univ of Hawaii
Univ RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.09%		10/07/13	14,590,000	14,590,000

						53,680,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: Rabobank Nederland)		0.11%		10/07/13	7,000,000	7,000,000

IDRB (Oak Valley Heifers) Series 2007 (LOC: Rabobank Nederland)		0.11%		10/07/13	2,000,000	2,000,000

						9,000,000

Illinois 3.9%
Aurora
Collateralized S/F Mortgage RB Series 2007D1 (LIQ: Deutsche Bank AG)	a	0.10%		10/07/13	5,435,000	5,435,000

Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: Fannie Mae)		0.09%		10/07/13	9,015,000	9,015,000

Chicago
GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.18%		10/07/13	1,850,000	1,850,000

M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO Harris Bank NA)		0.10%		10/07/13	4,997,000	4,997,000

Second Lien RB (Midway Airport) Series 2004C2 (LOC: Wells Fargo Bank, NA)		0.09%		10/07/13	2,400,000	2,400,000

Wastewater Transmission Second Lien Refunding RB Series 2006A&B (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	22,335,000	22,335,000

Chicago Park District
GO Unlimited Tax Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.17%		10/07/13	5,000,000	5,000,000

Chicago Transit Auth
Sales Tax Receipts RB Series 2011 (LIQ: Barclays Bank Plc)	a	0.09%		10/07/13	8,980,000	8,980,000

Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO Harris Bank NA)		0.08%		10/07/13	6,920,000	6,920,000

M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: Freddie Mac)		0.07%		10/07/13	5,930,000	5,930,000

M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: Fannie Mae)		0.09%		10/07/13	8,500,000	8,500,000

Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: Rabobank Nederland)		0.09%		10/07/13	7,500,000	7,500,000

Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: Freddie Mac)		0.11%		10/07/13	32,000,000	32,000,000

RB (Catholic Charities Housing) Series 1993A (LOC: Northern Trust Co)		0.07%		10/07/13	9,160,000	9,160,000

RB (Catholic Charities Housing) Series 1993B (LOC: Northern Trust Co)		0.07%		10/07/13	910,000	910,000

RB (Central DuPage Health) Series 2009B (LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	5,000,000	5,000,000

RB (Elmhurst Memorial Healthcare) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.06%		10/01/13	1,180,000	1,180,000

RB (F.C. Harris Pavilion) Series 1994 (LOC: Freddie Mac)		0.10%		10/07/13	22,310,000	22,310,000

RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.08%		10/07/13	1,750,000	1,750,000

RB (Korex) Series 1990 (LOC: Northern Trust Co)		0.35%		10/07/13	4,000,000	4,000,000

RB (Lake Forest Academy) Series 1994 (LOC: Northern Trust Co)		0.07%		10/07/13	4,000,000	4,000,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.07%		10/07/13	2,500,000	2,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	7,500,000	7,500,000

RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	6,000,000	6,000,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/13	7,300,000	7,300,000

RB (Resurrection Health Care) Series 2005B (LOC: JPMorgan Chase Bank, NA)		0.07%		10/01/13	3,320,000	3,320,000

RB (Richard H. Driehaus Museum) Series 2005 (LOC: Northern Trust Co)		0.07%		10/07/13	3,800,000	3,800,000

RB (Riverside Health) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.08%		10/07/13	13,320,000	13,320,000

RB (Univ of Chicago) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	13,125,000	13,125,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	8,000,000	8,000,000

RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.07%		10/07/13	7,000,000	7,000,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,000,000	3,000,000

Solid Waste Disposal Facility RB (Kuusakoski US) Series 2013 (LOC: Fifth Third Bank)		0.22%		10/07/13	4,000,000	4,000,000

Illinois Health Facilities Auth
RB (Riverside Health) Series 2002B (LOC: JPMorgan Chase Bank, NA)		0.08%		10/07/13	6,165,000	6,165,000

Illinois Housing Development Auth
M/F Housing RB (Spring Creek Towers) Series 2004 (LOC: Bank of America, NA)		0.23%		10/07/13	5,400,000	5,400,000

Illinois Regional Transportation Auth
GO Bonds Series 2002A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	9,240,000	9,240,000

GO Bonds Series 2005A (LIQ: Rabobank Nederland)	a	0.07%		10/07/13	28,315,000	28,315,000

Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	12,605,000	12,605,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		10/07/13	11,025,000	11,025,000

Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.15%		10/07/13	44,000,000	44,000,000

Toll Highway Sr RB Series 2013A (LIQ: JP Morgan Chase & Co)	a	0.08%		10/07/13	5,095,000	5,095,000

Metropolitan Water Reclamation District of Greater Chicago
Limited Tax GO Refunding Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.07%		10/07/13	22,475,000	22,475,000

Unlimited Tax GO Refunding Bonds Series May 2006 (LIQ: Bank of America, NA)	a	0.09%		10/07/13	15,485,000	15,485,000

Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: Federal Home Loan Bank)		0.08%		10/07/13	5,000,000	5,000,000

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US Bank, NA)		0.11%		10/07/13	6,860,000	6,860,000

St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: Fannie Mae)		0.07%		10/07/13	15,550,000	15,550,000

Univ of Illinois
Auxiliary Facilities System RB Series 2006 (LIQ: Citibank, NA)	a	0.11%		10/07/13	33,260,000	33,260,000

Auxiliary Facilities System RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	8,995,000	8,995,000

Will Cnty Community HSD No. 210
GO Bonds Series 2006 (ESCROW/LIQ: Deutsche Bank AG)	a	0.13%		10/07/13	14,675,000	14,675,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	18,105,000	18,105,000

						510,287,000

Indiana 1.4%
Columbia City
RB (Precision Plastics) Series 1997 (LOC: Northern Trust Co)		0.35%		10/07/13	700,000	700,000

Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.08%		10/07/13	9,100,000	9,100,000

Pollution Control RB (Toyota Motor Mnfg) Series 1997		0.08%		10/07/13	5,000,000	5,000,000

Pollution Control RB (Toyota Motor Mnfg) Series 2000A		0.08%		10/07/13	10,000,000	10,000,000

Indiana Finance Auth
Economic Development RB (IVC Industrial Coatings) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.14%		10/07/13	6,700,000	6,700,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: Bank of America, NA)	a	0.10%		10/07/13	10,000,000	10,000,000

Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	14,705,000	14,705,000

Hospital RB (Parkview Health System) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	9,715,000	9,715,000

RB (Ascension Health) Series 2008E4		0.07%		10/07/13	1,300,000	1,300,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	24,090,000	24,090,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		10/07/13	16,750,000	16,750,000

Refunding RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	5,500,000	5,500,000

Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 (LIQ: US Bank, NA)	a	0.07%		10/07/13	15,400,000	15,400,000

RB (Ascension Health) Series 2006 B4&B6 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		10/01/13	1,600,000	1,600,000

Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.14%		10/07/13	2,720,000	2,720,000

Indianapolis
M/F Housing RB (Nora Commons) Series 2004A (LOC: Bank of America, NA)		0.12%		10/07/13	11,785,000	11,785,000

Jasper Cnty
Economic Development RB (HGI Dairy Development) Series 2002 (LOC: Rabobank Nederland)		0.11%		10/07/13	2,075,000	2,075,000

Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: Rabobank Nederland)		0.11%		10/07/13	24,200,000	24,200,000

Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	10,090,000	10,090,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		10/07/13	4,200,000	4,200,000

St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: Federal Home Loan Bank)		0.76%		10/07/13	2,055,000	2,055,000

						187,685,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Iowa 1.2%
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: Freddie Mac)		0.09%		10/07/13	10,530,000	10,530,000

Midwestern Disaster Area RB (Cargill) Series 2009A		0.10%		10/07/13	30,000,000	30,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.10%		10/07/13	25,000,000	25,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.09%		10/07/13	32,500,000	32,500,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.12%		10/07/13	25,000,000	25,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2007 (LOC: Fifth Third Bank)		0.11%		10/01/13	7,970,000	7,970,000

Iowa State Board of Regents
Hospital RB Series SUI 2012 (LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	21,000,000	21,000,000

						152,000,000

Kansas 0.2%
Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: Freddie Mac)		0.09%		10/07/13	9,285,000	9,285,000

RB (Sisters of Charity of Leavenworth Health Care) Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		10/07/13	17,215,000	17,215,000

						26,500,000

Kentucky 0.8%
Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp) Series 2000 (LOC: Bank of America, NA)		0.10%		10/07/13	15,790,000	15,790,000

Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A (LOC: PNC Bank NA)		0.09%		10/07/13	13,925,000	13,925,000

RB (Catholic Health Initiatives) Series 2011B1	b	0.17%		04/28/14	10,680,000	10,680,000

RB (Catholic Health Initiatives) Series 2011B2	b	0.17%		04/28/14	14,720,000	14,720,000

Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A1 (LOC: State Street Bank & Trust Company, NA)		0.09%		10/07/13	12,720,000	12,720,000

RB Sr Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.09%		10/07/13	14,125,000	14,125,000

Kentucky Housing Corp
Housing RB Series 2005B (LIQ: State Street Bank & Trust Company, NA)		0.08%		10/07/13	4,635,000	4,635,000

Housing RB Series 2005H (LIQ: State Street Bank & Trust Company, NA)		0.08%		10/07/13	4,385,000	4,385,000

Housing RB Series 2006I (LIQ: State Street Bank & Trust Company, NA)		0.08%		10/07/13	12,800,000	12,800,000

M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC Bank NA)		0.12%		10/07/13	3,700,000	3,700,000

Richmond
IDRB (Mikron) Series 1995 (LOC: Bank of America, NA)		0.25%		10/07/13	700,000	700,000

						108,180,000

Louisiana 0.7%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.18%		10/07/13	15,000,000	15,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
East Baton Rouge Parish IDB
Solid Waste Disposal RB (Georgia-Pacific Corp) Series 2004 (LOC: US Bank, NA)		0.10%		10/07/13	7,100,000	7,100,000

Louisiana
GO Bonds Series 2012A (LIQ: Deutsche Bank AG)	a	0.12%		10/07/13	9,000,000	9,000,000

Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: Freddie Mac)		0.07%		10/07/13	8,795,000	8,795,000

M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: Freddie Mac)		0.12%		10/07/13	14,900,000	14,900,000

M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: Fannie Mae)		0.12%		10/07/13	6,400,000	6,400,000

New Orleans IDB
M/F Housing RB (3700 Orleans) Series 2000 (LOC: Fannie Mae)		0.09%		10/07/13	29,000,000	29,000,000

						90,195,000

Maryland 0.5%
Maryland Community Development Admin
M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: Citibank, NA)		0.11%		10/07/13	13,030,000	13,030,000

M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: Freddie Mac)		0.09%		10/07/13	7,200,000	7,200,000

Residential RB Series 2004I (LIQ: State Street Bank & Trust Company, NA)		0.08%		10/07/13	19,000,000	19,000,000

Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	8,455,000	8,455,000

Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2012A (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	3,955,000	3,955,000

RB (MedStar Health) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		10/07/13	5,000,000	5,000,000

Maryland Industrial Development Financing Auth
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC Bank NA)		0.10%		10/07/13	6,270,000	6,270,000

						62,910,000

Massachusetts 1.2%
Massachusetts
GO Bonds Consolidated Loan 2006 Series B1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		10/01/13	5,000,000	5,000,000

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.11%		10/07/13	14,120,000	14,120,000

Sr Sales Tax Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	1,095,000	1,095,000

Sr Sales Tax Bonds Series 2010A	b	0.16%		04/28/14	6,000,000	6,000,000

Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler’s Cove) Series 2001A (LOC: US Bank, NA)		0.10%		10/07/13	11,000,000	11,000,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.21%		10/07/13	1,570,000	1,570,000

M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: Freddie Mac)		0.09%		10/07/13	12,560,000	12,560,000

RB (CIL Realty) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.07%		10/07/13	11,750,000	11,750,000

RB (Harvard Univ) Series 2010B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	1,000,000	1,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Resource Recovery RB (Waste Management) Series 1999 (LOC: Bank of America, NA)		0.11%		10/07/13	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,000,000	3,000,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.07%		10/07/13	13,885,000	13,885,000

Massachusetts HFA
Housing Bonds Series 2005D (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	3,815,000	3,815,000

Housing Bonds Series 2007A&C (LIQ: Citibank, NA)	a	0.17%		10/07/13	11,235,000	11,235,000

Housing Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.11%		10/07/13	7,500,000	7,500,000

Housing Bonds Series 2010C (LIQ: Citibank, NA)	a	0.17%		10/07/13	5,700,000	5,700,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.07%		10/07/13	900,000	900,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.09%		10/07/13	7,470,000	7,470,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	250,000	250,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.07%		10/07/13	2,330,000	2,330,000

Sr Dedicated Sales Tax Refunding Bonds Series 2012A (LIQ: JP Morgan Chase & Co)	a	0.08%		10/07/13	7,520,000	7,520,000

Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,330,000	3,330,000

Univ of Massachusetts Building Auth
Facilities RB Sr Series 2008A (LIQ: Barclays Bank Plc)		0.07%		10/07/13	6,795,000	6,795,000

Refunding RB Sr Series 2011-2	b	0.16%		04/28/14	6,400,000	6,400,000

						154,225,000

Michigan 2.8%
Michigan Finance Auth
Student Loan Refunding RB Series 22A (LOC: State Street Bank & Trust Company, NA)		0.08%		10/07/13	20,000,000	20,000,000

Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.08%		10/07/13	20,000,000	20,000,000

Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMorgan Chase Bank, NA)		0.12%		10/07/13	38,200,000	38,200,000

Rental Housing RB Series 2005A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		10/07/13	32,735,000	32,735,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.17%		10/07/13	2,294,000	2,294,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.18%		10/07/13	3,240,000	3,240,000

Rental Housing RB Series 2007C (LIQ: JPMorgan Chase Bank, NA)		0.12%		10/07/13	32,765,000	32,765,000

Rental Housing RB Series 2008C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		10/07/13	12,615,000	12,615,000

Rental Housing RB Series 2008D (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		10/07/13	59,545,000	59,545,000

S/F Mortgage RB Series 2007E (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		10/07/13	25,000,000	25,000,000

S/F Mortgage RB Series 2007F (LIQ: PNC Bank NA)		0.08%		10/07/13	78,000,000	78,000,000

Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985 (LOC: Comerica Bank)		0.35%	10/01/13	10/07/13	7,100,000	7,100,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	b	0.13%		04/28/14	8,755,000	8,755,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Ascension Health) Series 2010F8	b	0.13%		04/28/14	7,100,000	7,100,000

Sub RB (Ascension Health) Series 2005A3 (LIQ: Citibank, NA)	a	0.08%		10/07/13	4,700,000	4,700,000

Michigan State Strategic Fund
Limited Obligation RB (Metaltec Steel Abrasive) Series 2006 (LOC: Comerica Bank)		0.16%		10/07/13	1,345,000	1,345,000

Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: Wells Fargo Bank, NA)		0.11%		10/07/13	3,000,000	3,000,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: Comerica Bank)		0.08%		10/07/13	12,080,000	12,080,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: Comerica Bank)		0.08%		10/07/13	4,040,000	4,040,000

						372,514,000

Minnesota 0.8%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: CoBank, ACB)		0.08%		10/07/13	19,350,000	19,350,000

Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: Fannie Mae)		0.10%		10/07/13	9,250,000	9,250,000

M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: Fannie Mae)		0.10%		10/07/13	2,800,000	2,800,000

Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000 (LOC: Wells Fargo Bank, NA)		0.27%		10/07/13	2,300,000	2,300,000

Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1 (LIQ: Wells Fargo & Co)	a	0.12%		10/07/13	10,090,000	10,090,000

Residential Housing Finance Bonds Series 2003B (LIQ: Royal Bank of Canada)		0.09%		10/07/13	9,925,000	9,925,000

Residential Housing Finance Bonds Series 2005I (LIQ: Royal Bank of Canada)		0.09%		10/07/13	26,015,000	26,015,000

Residential Housing Finance Bonds Series 2006G (LIQ: Citibank, NA)	a	0.13%		10/07/13	3,855,000	3,855,000

Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.09%		10/07/13	9,630,000	9,630,000

St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	2,845,000	2,845,000

St. Paul Port Authority
District Heating RB 2012-5 Series T (LOC: US Bank, NA)		0.10%		10/07/13	5,000,000	5,000,000

						101,060,000

Mississippi 0.7%
Jackson Cnty
Port Facility Refunding RB (Chevron) Series 1993		0.03%		10/01/13	7,325,000	7,325,000

Mississippi
GO Bonds Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	13,370,000	13,370,000

Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2011B		0.06%		10/01/13	5,600,000	5,600,000

IDRB (Central Mississippi Baking Co) Series 2005 (LOC: Bank of America, NA)		0.30%		10/07/13	3,530,000	3,530,000

IDRB (Chevron) Series 2011A		0.03%		10/01/13	4,900,000	4,900,000

RB (Chevron) Series 2007C		0.03%		10/01/13	11,670,000	11,670,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Mississippi Development Bank
Special Obligation Bonds (Highway Construction) Series 2012 (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	3,200,000	3,200,000

Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: Freddie Mac)		0.12%		10/07/13	5,000,000	5,000,000

M/F Housing RB (William Bell Apts) Series 2008-1 (LOC: Fannie Mae)		0.11%		10/07/13	5,360,000	5,360,000

Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B1 (LIQ: Bank of America, NA)	a	0.09%		10/07/13	17,065,000	17,065,000

Univ of Southern Mississippi Educational Building Corp
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	9,610,000	9,610,000

						86,630,000

Missouri 1.3%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: Fannie Mae)		0.10%		10/07/13	8,000,000	8,000,000

Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: Bank of America, NA)		0.28%		10/07/13	10,225,000	10,225,000

M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: Wells Fargo Bank, NA)		0.10%		10/07/13	18,400,000	18,400,000

Missouri Health & Educational Facilities Auth
Health Facilities RB (Lutheran Sr Services) Series 2000 (LOC: Bank of America, NA)		0.15%		10/07/13	23,000,000	23,000,000

Health Facilities RB (SSM Health Care) Series 2005D4 (LIQ: JPMorgan Chase Bank, NA)		0.11%		10/07/13	10,000,000	10,000,000

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I) Series 2004A (LOC: Wells Fargo Bank, NA)		0.10%		10/07/13	15,600,000	15,600,000

M/F Housing Refunding RB (Time Centre Apts Phase II) Series 2004B (LOC: Wells Fargo Bank, NA)		0.10%		10/07/13	4,500,000	4,500,000

St. Charles Cnty Public Water Supply District No. 2
COP Series 2005 (LOC: Bank of America, NA)		0.11%		10/07/13	7,295,000	7,295,000

St. Louis IDA
IDRB (Kessler Container) Series 1997A (LOC: Bank of America, NA)		0.65%		10/07/13	900,000	900,000

M/F Housing RB (Black Forest Apts) Series 1997 (LOC: Fannie Mae)		0.09%		10/07/13	4,000,000	4,000,000

M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: US Bank, NA)		0.10%		10/07/13	17,290,000	17,290,000

M/F Housing RB (Southwest Crossing) Series 2001 (LOC: Freddie Mac)		0.09%		10/07/13	9,500,000	9,500,000

M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: Fannie Mae)		0.09%		10/07/13	7,435,000	7,435,000

M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: Freddie Mac)		0.09%		10/07/13	20,475,000	20,475,000

Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US Bank, NA)		0.10%		10/07/13	6,235,000	6,235,000

IDRB (Pauwels Transformers) Series 1995 (LOC: HSBC Bank USA)		0.39%		10/07/13	600,000	600,000

						163,455,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Nebraska 0.5%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.17%		10/07/13	5,265,000	5,265,000

Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: Freddie Mac)		0.10%		10/07/13	8,950,000	8,950,000

Omaha Public Power District
Electric System RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		10/07/13	22,135,000	22,135,000

Univ of Nebraska
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	7,565,000	7,565,000

Washington Cnty
IDRB (Cargill) Series 2010		0.10%		10/07/13	7,000,000	7,000,000

IDRB (Cargill) Series 2010B		0.10%		10/07/13	10,000,000	10,000,000

						60,915,000

Nevada 1.4%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.07%		10/07/13	6,000,000	6,000,000

Airport System Sub Lien RB Series 2011B2 (LOC: Royal Bank of Canada)		0.09%		10/07/13	29,000,000	29,000,000

Economic Development Refunding RB (Bishop Gorman High School) Series 2011 (LOC: Bank of America, NA)		0.11%		10/07/13	10,000,000	10,000,000

Limited Tax GO Bond Bank Bonds Series 2006 (GTY/LIQ: Wells Fargo & Co)	a	0.09%		10/07/13	17,420,000	17,420,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	14,630,000	14,630,000

Las Vegas
Limited Tax GO Bonds Series 2006B (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	24,510,000	24,510,000

Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: Fannie Mae)		0.07%		10/07/13	4,800,000	4,800,000

M/F Housing RB (Banbridge Apts) Series 2000A (LOC: US Bank, NA)		0.10%		10/07/13	3,910,000	3,910,000

M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: Fannie Mae)		0.07%		10/07/13	5,765,000	5,765,000

M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: Fannie Mae)		0.07%		10/07/13	14,770,000	14,770,000

Nevada System of Higher Education
Univ RB Series 2005B (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	10,485,000	10,485,000

Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.07%		10/07/13	42,750,000	42,750,000

						184,040,000

New Hampshire 0.1%
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.10%		10/07/13	11,080,000	11,080,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Jersey 1.3%
New Jersey
TRAN Series Fiscal 2014A	a	0.37%	10/01/13	06/26/14	29,000,000	29,003,247

TRAN Series Fiscal 2014B		0.37%	10/01/13	06/26/14	15,000,000	15,001,218

New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC Bank NA)		0.14%		10/07/13	4,740,000	4,740,000

RB (Hamilton Industrial Development) Series 1998 (LOC: Wells Fargo Bank, NA)		0.22%		10/07/13	2,855,000	2,855,000

RB (Marina Energy) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.11%		10/07/13	5,465,000	5,465,000

RB (Research & Manufacturing Corp of America) Series 2006 (LOC: Wells Fargo Bank, NA)		0.22%		10/07/13	3,100,000	3,100,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	10,000,000	10,000,000

New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: Citibank, NA)		0.09%		10/07/13	36,300,000	36,300,000

S/F Housing RB Series 2005O (LIQ: Barclays Bank Plc)		0.08%		10/07/13	16,400,000	16,400,000

S/F Housing RB Series 2005Q (LIQ: Barclays Bank Plc)		0.09%		10/07/13	5,880,000	5,880,000

S/F Housing RB Series 2005R (LIQ: TD Bank NA)		0.09%		10/07/13	2,365,000	2,365,000

S/F Housing RB Series 2008Z (LIQ: Royal Bank of Canada)		0.08%		10/07/13	17,580,000	17,580,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.11%		10/07/13	1,065,000	1,065,000

Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	6,940,000	6,940,000

Rutgers State Univ
GO Refunding Bonds Series 2013J&L (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	11,780,000	11,780,000

						168,474,465

New Mexico 0.1%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US Bank, NA)		0.17%		10/07/13	7,500,000	7,500,000

New York 2.5%
Bethlehem IDA
RB (467 Delaware Ave) Series 2003A (LOC: Federal Home Loan Bank)		0.10%		10/07/13	6,290,000	6,290,000

Madison Cnty IDA
Civic Facility RB (Colgate Univ) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	5,845,000	5,845,000

New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: Citibank, NA)		0.27%		10/07/13	4,080,000	4,080,000

New York City
GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.08%		10/07/13	300,000	300,000

GO Bonds Fiscal 2009 Series H1 (LIQ: Citibank, NA)	a	0.07%		10/07/13	5,000,000	5,000,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	5,365,000	5,365,000

New York City Capital Resource Corp
RB Series 2008B1 (LOC: Bank of America, NA)		0.18%		10/07/13	23,135,000	23,135,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,620,000	2,620,000

M/F Mortgage RB (50th Ave) Series 2013B (LOC: Wells Fargo Bank, NA)		0.08%		10/07/13	15,000,000	15,000,000

M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: Citibank, NA)		0.17%		10/07/13	4,250,000	4,250,000

M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: Citibank, NA)		0.12%		10/07/13	5,935,000	5,935,000

M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: Freddie Mac)		0.09%		10/07/13	2,000,000	2,000,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.07%		10/07/13	9,960,000	9,960,000

Water & Sewer System RB Fiscal 2009 Series AA (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	6,875,000	6,875,000

Water & Sewer System RB Fiscal 2012 Series A1 (LIQ: Mizuho Bank Ltd)		0.05%		10/01/13	10,040,000	10,040,000

Water & Sewer System Second General Resolution RB Fiscal 2014 Series AA-6 (LIQ: Mizuho Bank Ltd)		0.07%		10/01/13	2,260,000	2,260,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.08%		10/07/13	7,310,000	7,310,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.08%		10/07/13	5,000,000	5,000,000

New York State Dormitory Auth
State Personal Income Tax RB Series 2006D (LIQ: Citibank, NA)	a	0.07%		10/07/13	10,500,000	10,500,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: Bank of Nova Scotia)		0.07%		10/07/13	18,500,000	18,500,000

New York State HFA
Housing RB (1501 Lexington Ave) Series 2000A (LOC: Fannie Mae)		0.09%		10/07/13	8,300,000	8,300,000

Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.09%		10/07/13	2,000,000	2,000,000

Housing RB (Tribeca Landing) Series 1997A (LOC: Fannie Mae)		0.07%		10/07/13	2,000,000	2,000,000

New York State Mortgage Agency
Homeowner Mortgage RB Series 132 (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/01/13	12,250,000	12,250,000

Homeowner Mortgage RB Series 153 (LIQ: Barclays Bank Plc)		0.07%		10/07/13	13,605,000	13,605,000

Homeowner Mortgage RB Series 29 (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/13	3,055,000	3,055,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.08%		10/07/13	17,095,000	17,095,000

Port Auth of New York & New Jersey
Consolidated Bonds 136th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/13	7,320,000	7,320,000

Consolidated Bonds 143rd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/13	7,870,000	7,870,000

Consolidated Bonds 147th Series (LIQ: Citibank, NA)	a	0.12%		10/07/13	36,820,000	36,820,000

Consolidated Bonds 151st Series (LIQ: Deutsche Bank AG)	a	0.12%		10/07/13	16,000,000	16,000,000

Consolidated Bonds 152nd Series (LIQ: Deutsche Bank AG)	a	0.12%		10/07/13	6,990,000	6,990,000

Consolidated Bonds 152nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/13	13,055,000	13,055,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Consolidated Bonds 169th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/13	6,440,000	6,440,000

Consolidated Bonds 169th Series (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	2,635,000	2,635,000

Consolidated Bonds 172nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/13	3,080,000	3,080,000

Consolidated Bonds 177th Series (LIQ: Citibank, NA)	a	0.12%		10/07/13	6,765,000	6,765,000

Consolidated Bonds 177th Series (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	1,665,000	1,665,000

Triborough Bridge & Tunnel Auth
General Refunding RB Series 2005B-2A (LOC: California Public Employees’ Retirement System)		0.07%		10/01/13	3,615,000	3,615,000

						328,120,000

North Carolina 0.4%
Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.17%		04/28/14	18,630,000	18,630,000

North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.08%		10/07/13	4,635,000	4,635,000

North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B	b	0.19%		04/28/14	7,000,000	7,000,000

Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: Branch Banking & Trust Co)		0.10%		10/07/13	3,395,000	3,395,000

Raleigh
Downtown Improvement COP Series 2005B1 (LIQ: Wells Fargo Bank, NA)		0.07%		10/07/13	17,980,000	17,980,000

Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 2007A (LOC: Wells Fargo Bank, NA)		0.22%		10/07/13	5,870,000	5,870,000

						57,510,000

North Dakota 0.6%
North Dakota HFA
Home Mortgage Finance Program Series 2004C (LIQ: Federal Home Loan Bank)		0.09%		10/07/13	15,035,000	15,035,000

Home Mortgage Finance Program Series 2005A (LOC: Federal Home Loan Bank)		0.09%		10/07/13	10,000,000	10,000,000

Home Mortgage Finance Program Series 2005C (LIQ: Federal Home Loan Bank)		0.09%		10/07/13	12,000,000	12,000,000

Home Mortgage Finance Program Series 2009B (LIQ: Federal Home Loan Bank)		0.09%		10/07/13	36,715,000	36,715,000

						73,750,000

Ohio 0.7%
Allen Cnty
Hospital Facilities RB (Catholic Healthcare Partners) Series 2010A (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	7,460,000	7,460,000

Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB (Judson) Series 2005A (LOC: PNC Bank NA)		0.09%		10/07/13	20,095,000	20,095,000

Development Refunding RB (Judson) Series 2005B (LOC: PNC Bank NA)		0.09%		10/07/13	7,360,000	7,360,000

Franklin Cnty
RB (OhioHealth) Series 2011C		0.10%	10/07/13	06/04/14	12,000,000	12,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: Federal Home Loan Bank)		0.10%		10/07/13	5,300,000	5,300,000

Montgomery Cnty
RB (Catholic Health Initiatives) Series 2009A (LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	33,685,000	33,685,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.08%		10/07/13	8,000,000	8,000,000

Ohio
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,000,000	2,000,000

						95,900,000

Oregon 0.9%
Medford Hospital Facilities Auth
RB (Rogue Valley Manor) Series 2007 (LOC: Bank of America, NA)		0.08%		10/01/13	14,000,000	14,000,000

Multnomah Cnty Hospital Facilities Auth
RB (Providence Health) Series 2004 (LIQ: Bank of America, NA)	a	0.12%		10/07/13	5,895,000	5,895,000

Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village Assisted Living) Series 2001A (LOC: Union Bank, NA)		0.09%		10/07/13	2,840,000	2,840,000

Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/07/13	30,000,000	30,000,000

S/F Mortgage RB Series 2007H (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/07/13	30,000,000	30,000,000

S/F Mortgage RB Series 2008C (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/07/13	15,000,000	15,000,000

Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.12%	10/03/13	10/01/14	12,000,000	12,000,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.12%		10/07/13	3,835,000	3,835,000

						113,570,000

Pennsylvania 2.4%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburg Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.12%	10/03/13	12/12/13	29,250,000	29,250,000

RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	10,990,000	10,990,000

Beaver Cnty IDA
Pollution Control Refunding RB (FirstEnergy Nuclear Generation) Series 2006B (LOC: Citibank, NA)		0.07%		10/01/13	500,000	500,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.10%		10/07/13	5,130,000	5,130,000

Commonwealth Financing Auth
RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	9,850,000	9,850,000

RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	4,100,000	4,100,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.12%		10/07/13	9,635,000	9,635,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	6,995,000	6,995,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: Fannie Mae)		0.07%		10/07/13	1,530,000	1,530,000

North Hampton Cnty
RB (Binney & Smith) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.37%		10/07/13	475,000	475,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.08%		10/07/13	13,965,000	13,965,000

S/F Mortgage RB Series 2003-77B (LIQ: Barclays Bank Plc)		0.08%		10/07/13	22,235,000	22,235,000

S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.08%		10/07/13	25,000,000	25,000,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.08%		10/07/13	6,270,000	6,270,000

S/F Mortgage RB Series 2005-88B (LIQ: PNC Bank NA)		0.08%		10/07/13	14,950,000	14,950,000

S/F Mortgage RB Series 2005-88C (LIQ: PNC Bank NA)		0.08%		10/07/13	8,925,000	8,925,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		10/07/13	26,100,000	26,100,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.15%		10/07/13	2,057,130	2,057,130

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.08%		10/07/13	22,185,000	22,185,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.13%		10/07/13	9,115,000	9,115,000

S/F Mortgage RB Series 2007-100C (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/01/13	12,495,000	12,495,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		10/07/13	500,000	500,000

Pennsylvania State Turnpike Commission
Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	7,950,000	7,950,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.07%		10/07/13	16,455,000	16,455,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.16%		10/07/13	2,150,000	2,150,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	4,520,000	4,520,000

St. Mary Hospital Auth
RB (Catholic Health Initiatives) Series 2004C		0.07%		10/07/13	33,840,000	33,840,000

Univ of Pittsburgh
Univ Capital Project & Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	4,395,000	4,395,000

						311,562,130

Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 54 (LIQ: Bank of America, NA)	a	0.18%		10/07/13	4,920,000	4,920,000

Homeownership Opportunity Bonds Series 56A (LIQ: Citibank, NA)	a	0.13%		10/07/13	8,050,000	8,050,000

Homeownership Opportunity Bonds Series 56A (LIQ: Morgan Stanley Bank NA)	a	0.15%		10/07/13	7,350,000	7,350,000

Homeownership Opportunity Bonds Series 58A (LIQ: Morgan Stanley Bank NA)	a	0.15%		10/07/13	6,860,000	6,860,000

						27,180,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

South Carolina 0.7%
Charleston
Waterworks & Sewer System Refunding RB Series 2012 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	8,690,000	8,690,000

Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	2,350,000	2,350,000

South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Bayside Apts) Series 2004 (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	15,000,000	15,000,000

M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A (LOC: Fannie Mae)		0.10%		10/07/13	7,735,000	7,735,000

South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: Branch Banking & Trust Co)		0.12%		10/07/13	6,935,000	6,935,000

IRB (South Carolina Generating) Series 2008 (LOC: Branch Banking & Trust Co)		0.12%		10/07/13	4,600,000	4,600,000

RB (Holcim) Series 2003 (LOC: Comerica Bank)		0.12%		10/07/13	25,000,000	25,000,000

South Carolina Transportation Infrastucture Bank
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	25,045,000	25,045,000

						95,355,000

South Dakota 0.6%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2004C (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.11%		10/07/13	22,000,000	22,000,000

Homeownership Mortgage Bonds Series 2004G (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.12%		10/07/13	10,250,000	10,250,000

Homeownership Mortgage Bonds Series 2005C (LIQ: Bank of New York Mellon)		0.10%		10/07/13	41,000,000	41,000,000

Homeownership Mortgage Bonds Series 2008C (LIQ: Federal Home Loan Bank)		0.10%		10/07/13	5,000,000	5,000,000

M/F Housing RB (Harmony Heights) Series 2001 (LOC: Fannie Mae)		0.10%		10/07/13	6,500,000	6,500,000

						84,750,000

Tennessee 1.1%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds Series E5B (LOC: Branch Banking & Trust Co)		0.08%		10/07/13	6,205,000	6,205,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	16,515,000	16,515,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997 (LOC: Bank of America, NA)		0.13%		10/07/13	3,600,000	3,600,000

Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1999 (LOC: Bank of America, NA)		0.13%		10/07/13	5,630,000	5,630,000

Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: Comerica Bank)		0.17%		10/07/13	1,000,000	1,000,000

Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: Fannie Mae)		0.09%		10/07/13	2,100,000	2,100,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	12,795,000	12,795,000

Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: Fannie Mae)		0.09%		10/07/13	7,750,000	7,750,000

M/F Housing RB (Jackson Grove Apts) Series 2006A (LOC: BMO Harris Bank NA)		0.10%		10/07/13	10,000,000	10,000,000

M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US Bank, NA)		0.09%		10/07/13	5,000,000	5,000,000

M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: Fannie Mae)		0.08%		10/07/13	11,320,000	11,320,000

Metropolitan Government of Nashville & Davidson Cnty
GO Bonds Series 2013A (LIQ: JP Morgan Chase & Co)	a	0.08%		10/07/13	22,400,000	22,400,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.13%		10/07/13	1,035,000	1,035,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.13%		10/07/13	20,700,000	20,700,000

Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: Branch Banking & Trust Co)		0.13%		10/07/13	11,140,000	11,140,000

Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/13	7,495,000	7,495,000

						144,685,000

Texas 8.2%
Alamo CCD
Limited Tax Refunding Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.09%		10/07/13	6,670,000	6,670,000

Austin
Water & Wastewater System Refunding RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	17,168,000	17,168,000

Calhoun Cnty Navigation District
Solid Waste Disposal RB (Formosa Plastics Corp) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.10%		10/07/13	12,500,000	12,500,000

Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: Sumitomo Mitsui Banking Corp)		0.09%		10/07/13	17,500,000	17,500,000

Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: Sumitomo Mitsui Banking Corp)		0.09%		10/07/13	33,800,000	33,800,000

Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: Union Bank, NA)		0.13%		10/07/13	7,930,000	7,930,000

Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2008A (GTY: Texas Permanent School Fund /LIQ: Bank of America, NA)	a	0.12%		10/07/13	5,000,000	5,000,000

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2005A (GTY: Texas Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.09%		10/07/13	14,645,000	14,645,000

Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.07%		10/07/13	20,000,000	20,000,000

Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: CoBank, ACB)		0.07%		10/07/13	24,500,000	24,500,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.08%		10/07/13	22,100,000	22,100,000

Del Valle ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	17,015,000	17,015,000

El Paso Cnty Hospital District
GO Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	13,395,000	13,395,000

Galveston Cnty
GO Refunding Bonds Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.09%		10/07/13	12,370,000	12,370,000

Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	11,000,000	11,000,000

Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Company, NA)	a	0.08%		10/07/13	15,000,000	15,000,000

Grand Prairie IDA
IDRB (NTA Leasing) Series 1994 (LOC: JPMorgan Chase Bank, NA)		0.10%		10/07/13	115,000	115,000

Greater East Texas Higher Education Auth
Student Loan RB Series 1992B (LOC: State Street Bank & Trust Company, NA)		0.08%		10/07/13	35,200,000	35,200,000

Student Loan RB Series 1993B (LOC: State Street Bank & Trust Company, NA)		0.08%		10/07/13	32,000,000	32,000,000

Student Loan RB Series 1995B (LOC: State Street Bank & Trust Company, NA)		0.08%		10/07/13	36,000,000	36,000,000

Greater Texas Student Loan Corp
Student Loan RB Series 1998A (LOC: State Street Bank & Trust Company, NA)		0.08%		10/07/13	35,000,000	35,000,000

Student Loan RB Series 2000A (LOC: State Street Bank & Trust Company, NA)		0.08%		10/07/13	35,000,000	35,000,000

Gulf Coast IDA
RB (ExxonMobil) Series 2012		0.05%		10/01/13	10,215,000	10,215,000

Hale Cnty IDC
Economic Development RB (Silverado Texas Developments) Series 2008 (LOC: Rabobank Nederland)		0.11%		10/07/13	5,400,000	5,400,000

IDRB (Struikmans Ramona) Series 2003 (LOC: Rabobank Nederland)		0.11%		10/07/13	3,000,000	3,000,000

IDRB (White River Ranch) Series 2004 (LOC: Wells Fargo Bank, NA)		0.11%		10/07/13	4,000,000	4,000,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	11,000,000	11,000,000

Harris Cnty Housing Finance Corp
M/F Housing RB (Dominion Square Apts) Series 2000 (LOC: PNC Bank NA)		0.17%		10/07/13	2,825,000	2,825,000

M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: Fannie Mae)		0.09%		10/07/13	7,615,000	7,615,000

Houston
First Lien Refunding RB Series 2004A&2007B (LIQ: Deutsche Bank AG)	a	0.12%		10/07/13	4,105,000	4,105,000

Jr Lien Refunding RB Series 1998A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	16,645,000	16,645,000

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	4,995,000	4,995,000

Houston Port Auth
Unlimited Tax Refunding Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/13	12,610,000	12,610,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lake Travis ISD
Unlimited Tax GO Bonds Series 2006A (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	12,090,000	12,090,000

Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.13%		10/07/13	10,000,000	10,000,000

Leander ISD
Unlimited Tax GO Refunding Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Citibank, NA)	a	0.08%		10/07/13	4,950,000	4,950,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	6,570,000	6,570,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	7,495,000	7,495,000

North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	17,490,000	17,490,000

North East ISD
Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	9,040,000	9,040,000

Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.07%		10/07/13	10,525,000	10,525,000

North Texas Tollway Auth
Refunding RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	6,000,000	6,000,000

Special Projects System RB Series 2011A (LIQ: Citibank, NA)	a	0.08%		10/07/13	7,715,000	7,715,000

Special Projects System RB Series 2011A (LIQ: Citibank, NA)	a	0.10%		10/07/13	9,900,000	9,900,000

Northside ISD
Unlimited Tax GO Bonds Series 2007B (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	5,165,000	5,165,000

Northwest ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.07%		10/07/13	18,335,000	18,335,000

Pearland ISD
Unlimited Tax Refunding Bonds Series 2013A (GTY: Texas Permanent School Fund /LIQ: JP Morgan Chase & Co)	a	0.08%		10/07/13	4,250,000	4,250,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.09%		10/07/13	30,000,000	30,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.09%		10/07/13	15,000,000	15,000,000

Port of Port Arthur Navigation District
Environmental Facilities RB (Motiva Enterprises) Refunding Series 2010C		0.07%		10/01/13	2,600,000	2,600,000

Environmental Facilities RB (Motiva Enterprises) Series 2010D		0.07%		10/01/13	2,700,000	2,700,000

Red River Education Finance Corp
Higher Education RB (Texas Christian Univ) Series 2007 (LIQ: Deutsche Bank AG)	a	0.12%		10/07/13	13,615,000	13,615,000

Round Rock ISD
Unlimited Tax Bonds Series 2007 (GTY: Texas Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.09%		10/07/13	11,390,000	11,390,000

San Antonio
Electric & Gas System Refunding RB New Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.07%		10/07/13	5,235,000	5,235,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	5,000,000	5,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.07%		10/07/13	18,555,000	18,555,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	10,000,000	10,000,000

Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: Fannie Mae)		0.08%		10/07/13	13,355,000	13,355,000

Spring Branch ISD
Limited Tax Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	1,500,000	1,500,000

Tarrant Cnty
Hospital RB (Baylor Health Care) Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		10/07/13	9,110,000	9,110,000

Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Methodist Hospitals of Dallas) Series 2013 (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	14,620,000	14,620,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.12%		10/07/13	1,125,000	1,125,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	51,720,000	51,720,000

Texas
GO Bonds Series 2002A2		0.10%		10/07/13	19,350,000	19,350,000

GO Bonds Series 2004B (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		10/07/13	445,000	445,000

GO Bonds Series 2008A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		10/07/13	19,915,000	19,915,000

TRAN Series 2013 (LIQ: JP Morgan Chase & Co)	a	0.11%	10/03/13	12/05/13	50,000,000	50,000,000

Texas City Industrial Development Corp
IDRB (NRG Energy) Series 2012 (LOC: Bank of America, NA)		0.10%		10/07/13	7,000,000	7,000,000

Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: Fannie Mae)		0.09%		10/07/13	11,190,000	11,190,000

M/F Housing RB (Creek Point Apts) Series 2000 (LOC: Freddie Mac)		0.11%		10/07/13	5,760,000	5,760,000

M/F Housing RB (Lancaster Apts) Series 2007 (LOC: Fannie Mae)		0.09%		10/07/13	9,700,000	9,700,000

M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: Freddie Mac)		0.12%		10/07/13	13,205,000	13,205,000

M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: Freddie Mac)		0.09%		10/07/13	12,400,000	12,400,000

S/F Mortgage RB Series 2007A (LIQ: Texas)		0.09%		10/07/13	36,200,000	36,200,000

S/F Mortgage RB Series 2007B (LIQ: Bank of America, NA)	a	0.17%		10/07/13	3,260,000	3,260,000

Texas State Univ System
Revenue Financing System RB Series 2006 (LIQ: US Bank, NA)	a	0.07%		10/07/13	19,040,000	19,040,000

Texas Transportation Commission
GO Mobility Fund Bonds Series 2005A (LIQ: Citibank, NA)	a	0.07%		10/07/13	3,790,000	3,790,000

GO Mobility Fund Bonds Series 2005B (LIQ: Royal Bank of Canada)		0.08%		10/07/13	13,740,000	13,740,000

GO Mobility Fund Bonds Series 2007 (LIQ: Citibank, NA)	a	0.07%		10/07/13	5,700,000	5,700,000

Texas Water Development Board
Water Financial Assistance GO Bonds Series 2007D (LIQ: Deutsche Bank AG)	a	0.10%		10/07/13	5,800,000	5,800,000

						1,077,863,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Utah 0.6%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: Fannie Mae)		0.11%		10/07/13	12,100,000	12,100,000

Riverton
Hospital RB (IHC Health Services) Series 2009 (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	18,695,000	18,695,000

Hospital Refunding RB (IHC Health Services) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	10,970,000	10,970,000

Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: Fannie Mae)		0.11%		10/07/13	14,225,000	14,225,000

Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: Citibank, NA)		0.12%		10/07/13	9,000,000	9,000,000

Utah State Board of Regents
Student Loan RB Sr Series 2011A (LOC: Royal Bank of Canada)		0.10%		10/07/13	7,869,000	7,869,000

						72,859,000

Vermont 0.1%
Vermont Economic Development Auth
IDRB (Agri-Mark) Series 1999A (LOC: CoBank, ACB)		0.11%		10/07/13	17,000,000	17,000,000

IDRB (Agri-Mark) Series 1999B (LOC: CoBank, ACB)		0.11%		10/07/13	1,000,000	1,000,000

						18,000,000

Virginia 0.5%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012C	b	0.15%		04/28/14	19,820,000	19,820,000

Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B (LOC: Branch Banking & Trust Co)		0.08%		10/07/13	2,945,000	2,945,000

King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMorgan Chase Bank, NA)		0.10%		10/07/13	3,700,000	3,700,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010B	b	0.19%		04/28/14	10,855,000	10,855,000

Hospital Facilities RB (Sentara Healthcare) Series 2012A	b	0.15%		04/28/14	15,925,000	15,925,000

Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2005C1 (LIQ: Citibank, NA)	a	0.13%		10/07/13	5,100,000	5,100,000

Virginia Port Auth
Port Facilities RB Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/13	6,285,000	6,285,000

						64,630,000

Washington 2.6%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	7,855,000	7,855,000

King Cnty
Sewer RB Series 2007 (LIQ: Citibank, NA)	a	0.09%		10/07/13	22,000,000	22,000,000

Sewer Refunding RB Series 2011B (LIQ: Barclays Bank Plc)	a	0.09%		10/07/13	7,785,000	7,785,000

Sewer Refunding RB Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	6,950,000	6,950,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
King Cnty Housing Auth
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: Bank of America, NA)		0.10%		10/07/13	4,105,000	4,105,000

Olympia
Solid Waste RB (LeMay Enterprises) Series 1999 (LOC: Bank of America, NA)		0.11%		10/07/13	2,120,000	2,120,000

Seattle
Drainage & Wastewater RB 2008 (LIQ: Citibank, NA)	a	0.07%		10/07/13	8,090,000	8,090,000

Seattle Housing Auth
RB (CHHIP & HRG Projects) Series 1996 (LOC: Bank of America, NA)		0.22%		10/07/13	2,735,000	2,735,000

Univ of Washington
General Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	7,390,000	7,390,000

Washington
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.07%		10/07/13	5,445,000	5,445,000

GO Bonds Series 2007C (LIQ: Citibank, NA)	a	0.08%		10/07/13	23,315,000	23,315,000

GO Bonds Series 2009E (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	5,000,000	5,000,000

GO Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	4,000,000	4,000,000

Motor Vehicle Fuel Tax GO Bonds Series 2003C (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	7,280,000	7,280,000

Motor Vehicle Fuel Tax GO Bonds Series 2012C (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	5,000,000	5,000,000

Motor Vehicle Fuel Tax GO Bonds Series R2010C (LIQ: Citibank, NA)	a	0.08%		10/07/13	6,340,000	6,340,000

Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: Union Bank, NA)		0.12%		10/07/13	4,980,000	4,980,000

Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: Bank of America, NA)		0.11%		10/07/13	17,900,000	17,900,000

Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: Bank of America, NA)		0.11%		10/07/13	7,235,000	7,235,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2008D (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	7,505,000	7,505,000

RB (Catholic Health Initiatives) Series 2008D (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	4,555,000	4,555,000

RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	15,365,000	15,365,000

RB (Providence Health & Services) Series 2010A (LIQ: Bank of America, NA)	a	0.10%		10/07/13	10,180,000	10,180,000

RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)		0.09%		10/07/13	20,000,000	20,000,000

RB (Seattle Children’s Hospital) Series 2012A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	6,930,000	6,930,000

Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: Fannie Mae)		0.09%		10/07/13	10,750,000	10,750,000

M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: Fannie Mae)		0.10%		10/07/13	3,480,000	3,480,000

M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: Fannie Mae)		0.09%		10/07/13	13,680,000	13,680,000

M/F Housing RB (Highlander Apts) Series 2004A (LOC: Freddie Mac)		0.09%		10/07/13	7,000,000	7,000,000

M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: Fannie Mae)		0.10%		10/07/13	6,280,000	6,280,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Merrill Gardens) Series 1997A (LOC: Fannie Mae)		0.10%		10/07/13	6,125,000	6,125,000

M/F Housing RB (Parkview Apts) Series 2008 (LOC: Freddie Mac)		0.12%		10/07/13	3,060,000	3,060,000

M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: Fannie Mae)		0.09%		10/07/13	12,750,000	12,750,000

M/F Housing RB (Seasons Apts) Series 2006 (LOC: Fannie Mae)		0.10%		10/07/13	19,940,000	19,940,000

M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: Freddie Mac)		0.08%		10/07/13	4,995,000	4,995,000

M/F Housing RB (Woodrose Apts) Series 1999A (LOC: Fannie Mae)		0.10%		10/07/13	6,750,000	6,750,000

M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: Fannie Mae)		0.11%		10/07/13	6,700,000	6,700,000

M/F RB (Bridgewood at Four Seasons) Series 2002A (LOC: Fannie Mae)		0.11%		10/07/13	1,700,000	1,700,000

M/F RB (Cedar Ridge Retirement) Series 2005A (LOC: Federal Home Loan Bank)		0.09%		10/07/13	4,030,000	4,030,000

M/F RB (Monticello Park) Series 2001A (LOC: Fannie Mae)		0.11%		10/07/13	6,285,000	6,285,000

Washington State Univ
Student Fee RB Series 2006A (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	9,420,000	9,420,000

						343,005,000

West Virginia 0.5%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: Bank of America, NA)		0.11%		10/07/13	19,980,000	19,980,000

Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A		0.08%		10/07/13	34,000,000	34,000,000

West Virginia Housing Development Fund
HFA Bonds Series 2008B (LIQ: Branch Banking & Trust Co)		0.08%		10/07/13	10,000,000	10,000,000

						63,980,000

Wisconsin 0.9%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: Fannie Mae)		0.10%		10/07/13	4,430,000	4,430,000

Oostburg
IDRB (Dutchland Plastics) Series 2007 (LOC: Federal Home Loan Bank)		0.08%		10/07/13	1,763,000	1,763,000

Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC Bank NA)		0.11%		10/07/13	10,000,000	10,000,000

Wisconsin
GO Bonds Series 2006C (LIQ: Citibank, NA)	a	0.12%		10/07/13	3,710,000	3,710,000

Wisconsin Health & Educational Facilities Auth
RB (Ascension Health Alliance) Series 2013B5	b	0.13%		04/28/14	15,000,000	15,000,000

RB (Ascension Health) Series 2012D (LIQ: Citibank, NA)	a	0.08%		10/07/13	3,000,000	3,000,000

RB (Children’s Hospital) Series 2008B (LIQ: Barclays Bank Plc)	a	0.09%		10/07/13	6,620,000	6,620,000

RB (Froedtert & Community Health) Series 2009C (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	15,785,000	15,785,000

Refunding RB (Reedsburg Area Medical Center) Series 2010B (LOC: BMO Harris Bank NA)		0.07%		10/07/13	15,000,000	15,000,000

Wisconsin Housing & Economic Development Auth
Homeownership RB Series 2005C (LIQ: Royal Bank of Canada)		0.09%		10/07/13	29,290,000	29,290,000

Homeownership RB Series 2006E (LIQ: Citibank, NA)	a	0.13%		10/07/13	1,110,000	1,110,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.12%		10/07/13	5,880,000	5,880,000

Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.08%		10/07/13	12,000,000	12,000,000

						123,588,000

Wyoming 1.0%
Gillette
Pollution Control Refunding RB (PacifiCorp) Series 1988 (LOC: Royal Bank of Scotland Plc)		0.10%		10/07/13	13,000,000	13,000,000

Green River
RB (Rhone-Poulenc) Series 1994 (LOC: Comerica Bank)		0.17%		10/07/13	11,400,000	11,400,000

Kemmerer
Pollution Control RB (Exxon) Series 1984		0.05%		10/01/13	16,350,000	16,350,000

Wyoming Community Development Auth
Housing RB 2007 Series 1 (LIQ: Bank of America, NA)	a	0.18%		10/07/13	4,955,000	4,955,000

Housing RB 2007 Series 11 (LIQ: Bank of New York Mellon)		0.10%		10/07/13	6,000,000	6,000,000

Housing RB 2007 Series 4 (LIQ: Bank of New York Mellon)		0.10%		10/07/13	13,500,000	13,500,000

Housing RB 2007 Series 6 (LIQ: Bank of New York Mellon)		0.10%		10/07/13	7,000,000	7,000,000

Housing RB 2007 Series 8 (LIQ: Bank of New York Mellon)		0.10%		10/07/13	12,000,000	12,000,000

Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.10%		10/07/13	3,000,000	3,000,000

Housing RB Series 2006-2 (LIQ: State Street Bank & Trust Company, NA)		0.10%		10/07/13	8,000,000	8,000,000

Housing RB Series 2006-5 (LIQ: State Street Bank & Trust Company, NA)		0.10%		10/07/13	10,000,000	10,000,000

Housing RB Series 2006-7 (LIQ: State Street Bank & Trust Company, NA)		0.10%		10/07/13	10,000,000	10,000,000

Housing RB Series 2006-9 (LIQ: State Street Bank & Trust Company, NA)		0.10%		10/07/13	10,000,000	10,000,000

						125,205,000

Other Investments 12.5%
BlackRock Muni New York Intermediate Duration Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.17%		10/07/13	14,500,000	14,500,000

BlackRock Municipal Bond Investment Trust
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.17%		10/07/13	8,500,000	8,500,000

BlackRock MuniHoldings Investment Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.27%		10/07/13	44,000,000	44,000,000

BlackRock MuniHoldings New Jersey Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.27%		10/07/13	67,000,000	67,000,000

BlackRock MuniHoldings New York Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.27%		10/07/13	61,100,000	61,100,000

BlackRock MuniYield Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.27%		10/07/13	92,500,000	92,500,000

BlackRock MuniYield Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.17%		10/07/13	79,000,000	79,000,000

BlackRock New York Municipal Income Quality Trust
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.17%		10/07/13	20,000,000	20,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
BlackRock New York Municipal Income Trust II
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Barclays Bank Plc)	a	0.17%		10/07/13	16,800,000	16,800,000

Nuveen AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.17%		10/07/13	119,500,000	119,500,000

Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Citibank, NA)	a	0.16%		10/07/13	24,000,000	24,000,000

Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.25%		10/07/13	5,000,000	5,000,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.25%		10/07/13	5,000,000	5,000,000

Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.18%		10/07/13	98,000,000	98,000,000

Nuveen Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.17%		10/07/13	46,500,000	46,500,000

Nuveen Municipal Advantage Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.14%		10/07/13	177,400,000	177,400,000

Nuveen Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.21%		10/07/13	80,000,000	80,000,000

Nuveen Municipal Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.17%		10/07/13	150,000,000	150,000,000

Nuveen New Jersey Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.15%		10/07/13	43,000,000	43,000,000

Nuveen New Jersey Premium Income Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.15%		10/07/13	26,000,000	26,000,000

Nuveen New York AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.14%		10/07/13	20,000,000	20,000,000

Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Citibank, NA)	a	0.14%		10/07/13	31,000,000	31,000,000

Variable Rate Demand Preferred Shares Series 3 (GTY/LIQ: Citibank, NA)	a	0.14%		10/07/13	31,000,000	31,000,000

Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.16%		10/07/13	29,000,000	29,000,000

Nuveen New York Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.18%		10/07/13	20,000,000	20,000,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.17%		10/07/13	14,000,000	14,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.17%		10/07/13	12,000,000	12,000,000

Nuveen Premier Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.17%		10/07/13	14,000,000	14,000,000

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.17%		10/07/13	87,000,000	87,000,000

Nuveen Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.14%		10/07/13	115,000,000	115,000,000

Nuveen Select Quality Muncipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.17%		10/07/13	89,500,000	89,500,000

						1,640,300,000

Total Variable-Rate Securities
(Cost $9,473,359,595)						9,473,359,595

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $13,118,884,910.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,546,697,377 or 42.3% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $169,885,000 or 1.3% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors,

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47703SEP13

The Charles Schwab Family of Funds
Schwab AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

33.0%	Fixed-Rate Securities	1,255,500,656	1,255,500,656
67.6%	Variable-Rate Securities	2,568,628,958	2,568,628,958

100.6%	Total Investments	3,824,129,614	3,824,129,614
(0.6%)	Other Assets and Liabilities, Net		(22,857,690)

100.0%	Net Assets		3,801,271,924

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.0% of net assets

Alabama 0.7%
Huntsville Health Care Auth
CP		0.15%		10/08/13	15,000,000	15,000,000

CP		0.12%		11/12/13	10,000,000	10,000,000

						25,000,000

Alaska 0.0%
Alaska Industrial Development & Export Auth
RB (Providence Health) Series 2003H		5.25%		10/01/13	1,450,000	1,450,000

Arizona 0.3%
Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.21%		01/24/14	10,735,000	10,735,000

California 6.1%
California
CP Notes Series 2011A1 (LOC: Wells Fargo Bank, NA; Cal St Teachers Retirement Sys)		0.12%		12/12/13	6,000,000	6,000,000

GO CP Notes Series 2011A2 (LOC: Royal Bank of Canada)		0.11%		12/06/13	6,000,000	6,000,000

RAN 2013-2014 Series A2		2.00%		06/23/14	30,000,000	30,384,728

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.20%		11/14/13	3,500,000	3,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.20%		02/05/14	4,700,000	4,700,000

RB (Kaiser Permanente) Series 2004I		0.20%		06/04/14	7,000,000	7,000,000

RB (Kaiser Permanente) Series 2006D		0.21%		11/01/13	8,200,000	8,200,000

RB (Kaiser Permanente) Series 2006D		0.20%		11/14/13	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2008B		0.20%		06/02/14	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2009B2	d	0.22%		10/10/13	45,000,000	45,000,000

 1

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2009B3		0.20%		03/12/14	21,500,000	21,500,000

RB (Kaiser Permanente) Series 2009B5		0.23%		01/08/14	3,250,000	3,250,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	9,465,000	9,465,000

Los Angeles
TRAN 2013 Series C		2.00%		06/26/14	15,000,000	15,199,966

Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		10/09/13	17,480,000	17,480,000

Marin Municipal Water District
Water Sub Lien RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.22%		12/26/13	10,995,000	10,995,000

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.14%		11/08/13	22,000,000	22,000,000

						233,174,694

Colorado 1.2%
Colorado
Education Loan Program TRAN Series 2013A		1.25%		06/27/14	20,000,000	20,157,969

General Fund TRAN Series 2013A		1.50%		06/27/14	15,000,000	15,146,040

General Fund TRAN Series 2013A		2.00%		06/27/14	10,000,000	10,134,194

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2011A		3.00%		02/01/14	1,000,000	1,008,681

						46,446,884

Delaware 0.2%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.10%		10/07/13	6,000,000	6,000,000

District of Columbia 0.9%
District of Columbia
Income Tax Secured Refunding RB Series 2009C		5.00%		12/01/13	815,000	821,470

Metropolitan Washington Airports Auth
Airport System Revenue CP Series One A1-2&B (LOC: JPMorgan Chase Bank, NA)		0.15%		12/02/13	15,000,000	15,000,000

Washington Convention & Sports Auth
Sr Lien Dedicated Tax RB Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.25%		10/17/13	16,455,000	16,455,000

						32,276,470

Florida 1.6%
Coral Gables Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2004 (ESCROW)		5.00%		08/15/14	1,045,000	1,088,598

Escambia Cnty Health Facilities Auth
RB (Ascension Health) Series 2003A		5.25%		11/15/13	1,520,000	1,529,062

Florida State Board of Education
Capital Outlay Bonds Series 2010A		5.00%		01/01/14	500,000	505,980

Public Education Capital Outlay Bonds Series 2002E		5.00%		06/01/14	155,000	159,698

Public Education Capital Outlay Bonds Series 2006B		5.00%		06/01/14	265,000	273,120

Public Education Capital Outlay Bonds Series 2008A		5.00%		06/01/14	100,000	103,013

Public Education Capital Outlay Bonds Series 2008B		5.00%		06/01/14	275,000	283,582

Public Education Capital Outlay Refunding Bonds Series 2005C		5.00%		06/01/14	150,000	154,651

Public Education Capital Outlay Refunding Bonds Series 2009C		5.00%		06/01/14	9,585,000	9,890,766

Public Education Capital Outlay Refunding Bonds Series 2011B		5.00%		06/01/14	1,000,000	1,031,764

Public Education Capital Outlay Refunding Bonds Series 2012A		5.00%		06/01/14	100,000	103,031

2

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health System/Sunbelt) Series 2009E		5.00%		11/15/13	1,000,000	1,005,744

JEA
Electric System RB Series Three 2009A		5.00%		10/01/13	200,000	200,000

Miami-Dade Cnty Expressway Auth
Toll System RB Series 2004B (ESCROW)		5.25%		07/01/14	5,000,000	5,185,827

Orlando Utilities Commission
Utility System Refunding RB Series 2009B (LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	14,790,000	14,790,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.21%		01/24/14	14,780,000	14,780,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007		5.00%		08/15/14	1,500,000	1,561,817

Sunshine State Government Financing Commission
CP Revenue Notes Series H (LIQ: JPMorgan Chase Bank, NA)		0.15%		01/07/14	8,260,000	8,260,000

						60,906,653

Georgia 0.3%
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Certificates Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	12,185,000	12,185,000

Hawaii 0.2%
Hawaii
Special Purpose RB (Kahala Nui) Series 2003A (ESCROW)		7.40%		11/15/13	5,300,000	5,445,495

Honolulu
GO Bonds Series 2004B		5.00%		07/01/14	750,000	776,453

						6,221,948

Idaho 0.5%
Idaho
TAN Series 2013		2.00%		06/30/14	20,000,000	20,269,160

Illinois 0.3%
Chicago
Wastewater Transmission Second Lien Refunding RB Series 2006B		5.00%		01/01/14	130,000	131,489

Illinois
Sales Tax Jr Obligation Bonds Series June 2010		5.00%		06/15/14	870,000	898,845

Sales Tax RB Series June 2006		5.00%		06/15/14	100,000	103,194

Unemployment Insurance Fund Building Receipts RB Series 2012A		5.00%		06/15/14	6,790,000	7,018,016

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.37%		11/14/13	5,000,000	5,000,000

						13,151,544

Indiana 1.4%
Indiana Health Facility Financing Auth
RB (Ascension Health Sub Credit Group) Series 2005A3		1.70%		09/01/14	1,025,000	1,038,291

RB (Ascension Health) Series 2001A1		1.50%		08/01/14	4,750,000	4,799,957

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.75%		10/17/13	37,000,000	37,000,000

 3

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Whiting
Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	8,710,000	8,710,000

						51,548,248

Kentucky 0.8%
Kentucky Higher Ed Student Loan Corp
Student Loan RB Series 2010-1A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		01/16/14	29,995,000	29,995,000

Louisiana 0.1%
Louisiana Public Facilities Auth
Mortgage RB (Baton Rouge General Medical Center) Series 2004 (ESCROW)		5.25%		07/01/14	3,000,000	3,112,613

Maryland 0.1%
Maryland Health & Higher Educational Facilities Auth
RB (John Hopkins Univ) Series 2004A (ESCROW)		5.00%		07/01/14	4,000,000	4,137,225

Massachusetts 0.7%
Brockton
GO BAN		1.50%		06/13/14	3,000,000	3,025,493

Gardner
GO BAN		1.25%		05/02/14	1,117,176	1,123,543

Haverhill
GO BAN		1.25%		12/01/13	3,500,000	3,505,064

Massachusetts
GO Bonds Consolidated Loan Series 2001D		6.00%		11/01/13	500,000	502,414

Massachusetts Bay Transportation Auth
Assessment Bonds Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		10/24/13	1,200,000	1,200,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.12%		11/07/13	13,625,000	13,625,000

Revere
GO BAN		0.75%		07/18/14	518,608	520,455

Westfield
GO BAN		1.50%		04/11/14	3,350,000	3,372,671

						26,874,640

Michigan 0.3%
Michigan Housing Development Auth
Rental Housing RB Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.29%		12/12/13	8,205,000	8,205,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		2.00%		08/01/14	4,500,000	4,566,295

						12,771,295

Minnesota 0.1%
Rochester
Health Care Facilities Revenue Bonds (Mayo Foundation) Series 2000B		0.13%		11/05/13	3,700,000	3,700,000

Mississippi 0.3%
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B2		0.18%		01/08/14	11,350,000	11,350,000

4

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Nevada 0.4%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.30%		10/17/13	4,765,000	4,765,000

Truckee Meadows Water Auth
Water Refunding RB Series 2007 (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	11,795,000	11,795,000

						16,560,000

New Jersey 0.7%
Clifton
BAN	c	1.25%		10/16/14	4,671,372	4,714,536

East Brunswick
BAN		1.50%		01/03/14	5,000,000	5,011,711

Elizabeth
Sewer Utility BAN Series 2013		1.00%		04/11/14	6,000,000	6,019,480

Hudson Cnty
BAN		1.00%		12/06/13	3,700,000	3,703,193

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2012O1		1.13%		12/20/13	4,300,000	4,306,122

New Jersey Health Care Facilities Financing Auth
State Contract Bonds Series 2008A		5.00%		10/01/13	3,785,000	3,785,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005A		5.25%		12/15/13	615,000	621,083

						28,161,125

New Mexico 0.4%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		03/13/14	12,000,000	12,000,000

New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2008A		5.25%		08/01/14	3,000,000	3,124,649

						15,124,649

New York 3.5%
Amityville UFSD
TAN 2013-2014	c	1.00%		06/27/14	14,300,000	14,379,365

Connetquot CSD
TAN 2013-2014		0.75%		06/26/14	10,000,000	10,039,337

Copiague UFSD
TAN 2013-2014		0.75%		06/19/14	5,000,000	5,015,315

East Islip UFSD
GO TAN 2013		1.00%		06/27/14	16,000,000	16,084,776

Harborfields CSD
TAN 2013-2014		0.50%		06/27/14	3,000,000	3,006,178

Ithaca
BAN Series 2013		1.00%		08/01/14	17,173,892	17,273,589

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2004H		5.25%		11/15/13	110,000	110,670

New York City
GO Bonds Fiscal 2005 Series K		3.50%		08/01/14	100,000	102,614

GO Bonds Fiscal 2006 Series G		5.00%		08/01/14	100,000	103,903

GO Bonds Fiscal 2007 Series A		4.25%		08/01/14	100,000	103,278

GO Bonds Fiscal 2008 Series G		4.00%		08/01/14	100,000	103,071

 5

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2010 Series F		5.00%		08/01/14	150,000	155,838

GO Bonds Fiscal 2011 Series A		3.00%		08/01/14	100,000	102,215

New York City Municipal Water Finance Auth
Extendible CP Series 8		0.11%	10/03/13	06/02/14	13,000,000	13,000,000

Water & Sewer System Second General Resolution RB Fiscal 2006 Series BB		5.00%		06/15/14	100,000	103,223

Water & Sewer System Second General Resolution RB Fiscal 2010 Seres BB		5.00%		06/15/14	100,000	103,290

New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2010 Series C1		3.00%		08/01/14	100,000	102,246

New York Liberty Development Corp
Liberty RB (3 World Trade Center) Series 2010A1 (ESCROW)		0.23%		03/19/14	12,000,000	12,000,000

Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.23%		06/19/14	5,000,000	5,000,000

New York State Dormitory Auth
State Personal Income Tax RB Series 2008B		4.00%		03/15/14	100,000	101,681

State Personal Income Tax RB Series 2011C		4.00%		03/15/14	105,000	106,768

New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2011B		4.00%		06/15/14	500,000	513,395

New York State Power Auth
CP Series 1 & 2		0.12%		11/05/13	6,440,000	6,440,000

CP Series 1 & 2		0.12%		12/17/13	2,600,000	2,600,000

Tender Notes Series 1985		0.15%		03/03/14	5,000,000	5,000,000

New York State Thruway Auth
Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/14	1,000,000	1,023,740

State Personal Income Tax RB Series 2005A		5.00%		03/15/14	200,000	204,214

State Personal Income Tax RB Series 2009A		5.00%		03/15/14	175,000	178,734

New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1		5.00%		12/15/13	125,000	126,167

State Personal Income Tax RB Series 2011A		5.00%		03/15/14	730,000	745,823

North Syracuse CSD
BAN 2013		0.75%		08/15/14	2,851,178	2,860,568

North Tonawanda SD
School Construction BAN 2013		1.00%		09/18/14	8,750,000	8,801,221

Sachem CSD
TAN 2013-2014		1.00%		06/27/14	5,500,000	5,530,743

						131,121,962

North Carolina 0.3%
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		02/13/14	1,000,000	1,000,000

North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.18%		01/30/14	10,085,000	10,085,000

						11,085,000

Ohio 0.2%
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US Bank, NA)		0.50%		02/01/14	8,255,000	8,255,000

6

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Pennsylvania 0.5%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A		5.00%		09/01/14	6,855,000	7,155,186

Pennsylvania Higher Educational Facilities Auth
RB (Philadelphia Univ) Series 2004A (ESCROW)		5.25%		06/01/14	2,350,000	2,427,863

Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2007B		0.12%		11/04/13	366,000	366,000

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.50%		07/01/14	6,095,000	6,095,000

Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.50%		07/01/14	1,900,000	1,900,000

						17,944,049

South Carolina 1.4%
Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD) Series 2006 (LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	9,615,000	9,615,000

South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.12%		11/01/13	3,439,000	3,439,000

CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.12%		11/06/13	3,700,000	3,700,000

CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.13%		12/09/13	12,935,000	12,935,000

CP Series D (LIQ: Barclays Bank Plc)		0.12%		10/15/13	10,600,000	10,600,000

CP Series D (LIQ: Barclays Bank Plc)		0.12%		10/16/13	5,000,000	5,000,000

CP Series E (LIQ: TD Bank NA)		0.11%		11/07/13	1,000,000	1,000,000

Refunding Revenue Obligations Series 2006C		4.00%		01/01/14	950,000	958,831

Refunding Revenue Obligations Series 2007B		4.00%		01/01/14	550,000	555,113

Refunding Revenue Obligations Series 2007B		5.00%		01/01/14	240,000	242,757

Refunding Revenue Obligations Series 2010B		3.00%		01/01/14	100,000	100,642

Revenue Obligations Series 2004A		5.00%		01/01/14	1,240,000	1,254,736

Revenue Obligations Series 2009B		4.00%		01/01/14	250,000	252,260

Sub Revenue Notes CP Series C (LIQ: US Bank, NA)		0.12%		10/10/13	4,880,000	4,880,000

						54,533,339

Tennessee 0.3%
Memphis
GO CP Notes Series A (LIQ: Mizuho Bank Ltd)		0.11%		10/15/13	10,000,000	10,000,000

Texas 8.3%
Arlington ISD
Unlimited Tax Refunding Bonds Series 2011 (GTY: Texas Permanent School Fund)		3.00%		02/15/14	415,000	419,228

Austin
Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.10%		10/15/13	10,100,000	10,100,000

Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		10/15/13	12,010,000	12,010,000

Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.10%		11/06/13	3,540,000	3,540,000

Austin ISD
CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.13%		12/04/13	5,000,000	5,000,000

 7

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Boerne ISD
Unlimited Tax GO Bonds Series 2013 (GTY: Texas Permanent School Fund)		3.00%		02/01/14	1,000,000	1,009,394

Cedar Hill ISD
Unlimited Tax GO Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		02/15/14	1,000,000	1,006,427

Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2012A (GTY: Texas Permanent School Fund)		4.00%		02/15/14	1,000,000	1,014,223

Conroe ISD
Unlimited Tax GO Refunding Bonds Series 2006 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	100,000	101,682

Unlimited Tax GO Refunding Bonds Series 2012A (GTY: Texas Permanent School Fund)		4.00%		02/15/14	1,000,000	1,014,047

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2004 (GTY: Texas Permanent School Fund)		5.50%		02/15/14	250,000	254,739

Dallas
GO Refunding Bonds Series 2005		5.00%		02/15/14	1,415,000	1,440,083

Edinburg Consolidated ISD
Unlimited Tax GO Bonds Series 2008B (GTY: Texas Permanent School Fund)		3.50%		02/15/14	175,000	176,999

Unlimited Tax Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	450,000	457,878

Unlimited Tax Refunding Bonds Series 2012 (GTY: Texas Permanent School Fund)		2.00%		02/15/14	155,000	155,972

Goose Creek Consolidated ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	1,000,000	1,017,787

Harris Cnty
TAN Series 2013		1.25%		02/28/14	4,750,000	4,771,618

Toll Road Sub Lien Unlimited Tax Refunding RB Series 2007C (LIQ: Wells Fargo & Co)	a	0.25%		10/31/13	12,880,000	12,880,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.20%		10/03/13	40,000,000	40,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.21%		12/04/13	12,000,000	12,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.18%		02/13/14	14,500,000	14,500,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		03/05/14	6,000,000	6,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.21%		12/04/13	7,000,000	7,000,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Contractual Obligations Series 2010A		4.00%		11/01/13	1,130,000	1,133,504

Houston
Combined Utility System First Lien Refunding RB Series 2005A		5.00%		11/15/13	350,000	351,955

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	150,000	152,612

Jefferson Cnty IDC
RB (Jefferson Refinery) Series 2010 (LOC: Branch Banking & Trust Co)		0.45%		12/19/13	38,700,000	38,700,000

Judson ISD
Unlimited Tax GO & Refunding Bonds Series 2007 (GTY: Texas Permanent School Fund)		5.00%		02/01/14	250,000	253,806

Unlimited Tax Refunding Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		02/01/14	610,000	613,496

8

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lake Travis ISD
Unlimited Tax Refunding Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		02/15/14	715,000	719,683

Lamar Consolidated ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	100,000	101,708

Loraine ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund)		3.00%		02/15/14	435,000	439,298

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2001A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		10/09/13	17,840,000	17,840,000

Transmission Contract Revenue CP Notes (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.12%		10/02/13	5,000,000	5,000,000

Transmission Contract Revenue CP Notes (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.14%		11/04/13	4,000,000	4,000,000

McAllen ISD
Unlimited Tax GO Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	1,000,000	1,017,531

Midlothian ISD
Unlimited Tax Refunding Bonds Series 2004A (GTY: Texas Permanent School Fund)		5.00%		02/15/14	650,000	661,230

North East ISD
Unlimited Tax GO Bonds (GTY: Texas Permanent School Fund)		5.00%		02/01/14	150,000	152,298

Northside ISD
Unlimited Tax GO Refunding Bonds Series 2004 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	165,000	167,788

Pearland ISD
Unlimited Tax Refunding Bonds Series 2013A (GTY: Texas Permanent School Fund)		3.00%		02/15/14	860,000	868,520

Plano ISD
Unlimited Tax Refunding Bonds Series 2010 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	645,000	656,318

Royse City ISD
Unlimited Tax GO Bonds Series 2006 (GTY: Texas Permanent School Fund)		0.33%		08/15/14	3,260,000	3,250,464

San Antonio
Electric & Gas Systems CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.12%		11/06/13	5,500,000	5,500,000

Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.13%		12/04/13	6,000,000	6,000,000

Electric & Gas Systems RB New Series 2006A		5.00%		02/01/14	210,000	213,232

Electric & Gas Systems Refunding RB New Series 2002		5.38%		02/01/14	500,000	508,520

Electric & Gas Systems Refunding RB Series 2002		5.38%		02/01/14	140,000	142,326

Refunding Bonds Series 2005		5.25%		02/01/14	1,245,000	1,265,824

Tax & Revenue Certificates of Obligation Series 2006 (LIQ: Wells Fargo & Co)	a	0.22%		12/26/13	9,038,000	9,038,000

Tax & Revenue Certificates of Obligation Series 2011		4.00%		08/01/14	1,000,000	1,031,327

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.12%		11/07/13	17,000,000	17,000,000

Southwest ISD
Unlimited Tax GO Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		02/01/14	880,000	885,139

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.18%		02/06/14	17,555,000	17,555,000

 9

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Texas
TRAN 2013		2.00%		08/28/14	25,000,000	25,407,434

Texas Public Finance Auth
GO CP Notes Series 2008		0.10%		10/17/13	14,000,000	14,000,000

GO Refunding Bonds Series 1997		0.21%		10/01/13	2,585,000	2,585,000

GO Refunding Bonds Series 1998B		0.37%		10/01/13	150,000	150,000

GO Refunding Bonds Series 1998B		0.40%		10/01/13	300,000	300,000

Refunding RB Series 2004A		5.00%		02/01/14	2,000,000	2,031,609

Valley View ISD
Unlimited Tax Refunding Bonds Series 2006 (GTY: Texas Permanent School Fund)		4.00%		02/15/14	200,000	202,598

						315,766,297

Virginia 0.1%
Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)		0.10%		10/17/13	5,000,000	5,000,000

Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A		2.00%		03/01/14	400,000	402,723

						5,402,723

Washington 0.5%
Washington
GO Bonds Series 2005E		5.00%		01/01/14	625,000	632,432

GO Bonds Series 2007C		5.00%		01/01/14	265,000	268,069

GO Refunding Bonds Series R2005A		5.00%		01/01/14	1,150,000	1,163,573

GO Refunding Bonds Series R2010B		5.00%		01/01/14	100,000	101,155

Motor Vehicle Fuel Tax GO Bonds Series 2004F		0.54%		12/01/13	130,000	129,881

Washington Health Care Facilities Auth
RB (Fred Hutchinson Cancer Research Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	14,995,000	14,995,000

						17,290,110

Wisconsin 0.3%
Menasha Jt SD
BAN Series 2013A		1.50%		02/03/14	4,000,000	4,008,802

Oconomowoc Area SD
TRAN Promissory Notes	c	1.00%		01/30/14	3,150,000	3,156,899

TRAN Promissory Notes	c	1.00%		08/29/14	5,750,000	5,784,327

						12,950,028

Total Fixed-Rate Securities
(Cost $1,255,500,656)						1,255,500,656

Variable-Rate Securities 67.6% of net assets

Alabama 6.9%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.09%		10/07/13	6,749,000	6,749,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.08%		10/07/13	10,855,000	10,855,000

Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)	d	0.08%		10/07/13	38,305,000	38,305,000

10

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.10%		10/07/13	28,655,000	28,655,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2 (LIQ: Bank of America, NA)	a	0.12%		10/07/13	6,180,000	6,180,000

Birmingham Water Works Board
Water RB Series 2011 (LIQ: Deutsche Bank AG)	a	0.15%		10/07/13	8,965,000	8,965,000

Water RB Series 2013B (LIQ: Barclays Bank Plc)	a	0.09%		10/07/13	10,310,000	10,310,000

Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1999C		0.09%		10/01/13	25,000,000	25,000,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: Credit Agricole Corporate and Investment Bank)		0.11%		10/07/13	30,000,000	30,000,000

Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.11%		10/07/13	15,960,000	15,960,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: Citibank, NA)		0.12%		10/07/13	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.07%		10/07/13	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A (LOC: Sumitomo Mitsui Banking Corp)	d	0.07%		10/07/13	25,000,000	25,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: Bank of Nova Scotia)	d	0.07%		10/07/13	25,000,000	25,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011I (LOC: Bank of Nova Scotia)		0.07%		10/07/13	12,000,000	12,000,000

						262,979,000

Alaska 0.1%
Anchorage
Water Refunding RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	5,205,000	5,205,000

Arizona 0.3%
Arizona Transportation Board
Highway Sub RB Series 2011A (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	6,695,000	6,695,000

Greater Arizona Development Auth
Infrastructure RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/13	2,670,000	2,670,000

						9,365,000

Arkansas 0.2%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		10/07/13	5,935,000	5,935,000

California 3.1%
Cabrillo CCD
GO Bonds Series B (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	3,380,000	3,380,000

California Health Facilities Financing Auth
RB (Providence Health & Services) Series 2009B (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	14,500,000	14,500,000

RB (Sutter Health) Series 2011D (LIQ: Citibank, NA)	a	0.10%		10/07/13	4,000,000	4,000,000

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.12%		10/07/13	3,600,000	3,600,000

 11

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.07%		10/07/13	5,285,000	5,285,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.09%		10/07/13	11,635,000	11,635,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	655,000	655,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.13%		10/07/13	6,005,000	6,005,000

Los Angeles
Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.09%		10/07/13	3,000,000	3,000,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.10%		10/07/13	8,700,000	8,700,000

Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Deutsche Bank AG)	a	0.15%		10/07/13	6,455,000	6,455,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	15,200,000	15,200,000

Peralta CCD
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	11,000,000	11,000,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	3,210,000	3,210,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.18%		10/07/13	10,345,000	10,345,000

San Francisco
Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	3,340,000	3,340,000

Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/13	2,025,000	2,025,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	6,975,000	6,975,000

						119,310,000

Colorado 1.6%
Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005 (LOC: BNP Paribas)		0.19%		10/07/13	14,040,000	14,040,000

Colorado Educational & Cultural Facilities Auth
RB (Northwestern College) Series 2008A (LOC: BMO Harris Bank NA)		0.08%		10/07/13	6,300,000	6,300,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C3 (LIQ: Citibank, NA)	a	0.10%		10/07/13	13,015,000	13,015,000

RB (Catholic Health Initiatives) Series 2006C5 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	3,000,000	3,000,000

Parker Automotive Metropolitan District
GO Bonds Series 2005 (LOC: US Bank, NA)		0.08%		10/07/13	900,000	900,000

Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMorgan Chase Bank, NA)		0.12%		10/07/13	10,000,000	10,000,000

Univ of Colorado
Univ Enterprise RB Series 2011A (LIQ: Citibank, NA)	a	0.09%		10/07/13	8,000,000	8,000,000

Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.07%		10/07/13	6,135,000	6,135,000

						61,390,000

Connecticut 0.0%
Connecticut
GO Bonds Series 2005D (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	1,000,000	1,000,000

12

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.05%		10/01/13	2,430,000	2,430,000

District of Columbia 1.3%
District of Columbia
GO Bonds Series 2007C (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	8,337,000	8,337,000

GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.12%		10/07/13	3,305,000	3,305,000

District of Columbia HFA
M/F Housing RB (The Yards/D Building) Series 2012 (LOC: Federal Home Loan Bank)		0.09%		10/07/13	4,250,000	4,250,000

District of Columbia Water & Sewer Auth
Public Utility Sub Lien Refunding RB Series 2008A (LIQ: Citibank, NA)	a	0.10%		10/07/13	9,360,000	9,360,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	9,310,000	9,310,000

Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.07%		10/07/13	14,495,000	14,495,000

						49,057,000

Florida 3.8%
Florida Dept of Transportation
Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.09%		10/07/13	12,010,000	12,010,000

Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: Federal Home Loan Bank)		0.09%		10/07/13	6,265,000	6,265,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.07%		10/07/13	9,970,000	9,970,000

Jacksonville
Capital Projects RB Series 2008A (LOC: Bank of America, NA)		0.11%		10/07/13	7,000,000	7,000,000

Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	5,350,000	5,350,000

JEA
Electric System RB Series Three 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	6,220,000	6,220,000

Electric System Sub RB Series 2013C (LIQ: Citibank, NA)	a	0.09%		10/07/13	8,565,000	8,565,000

Miami-Dade Cnty
GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	8,120,000	8,120,000

Transit System Sales Surtax RB Series 2006 (LIQ: Citibank, NA)	a	0.09%		10/07/13	7,640,000	7,640,000

Orlando Utilities Commission
Utility System Refunding RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	10,100,000	10,100,000

Utility System Refunding RB Series 2011A	b	0.18%		04/28/14	5,000,000	5,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		10/07/13	5,000,000	5,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.12%		10/07/13	3,385,000	3,385,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	2,275,000	2,275,000

 13

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		10/07/13	27,180,000	27,180,000

St. Johns Cnty
Sales Tax RB Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/13	5,000,000	5,000,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.09%		10/07/13	9,705,000	9,705,000

Energy System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	4,995,000	4,995,000

						143,780,000

Georgia 1.3%
Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.15%		10/07/13	25,000,000	25,000,000

Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.08%		10/01/13	6,160,000	6,160,000

Floyd Cnty Development Auth
Pollution Control RB (Georgia Power Plant Hammond) First Series 1996		0.08%		10/01/13	780,000	780,000

Georgia
GO Bonds Series 2007E (LIQ: Wells Fargo & Co)	a	0.09%		10/07/13	5,045,000	5,045,000

Georgia Housing Finance Auth
S/F Mortgage Bonds Series 2013A (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	2,825,000	2,825,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Branch) First Series 1996		0.08%		10/01/13	3,985,000	3,985,000

Pollution Control RB (Georgia Power Co Plant Branch) Second Series 1997		0.08%		10/01/13	6,300,000	6,300,000

						50,095,000

Hawaii 0.4%
Hawaii
RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	7,795,000	7,795,000

Hawaii State Housing Finance & Development Corp
M/F Housing RB (Ko’oloa ’ula Apts) Series 2012B (LOC: Federal Home Loan Bank)		0.07%		10/07/13	4,900,000	4,900,000

Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.07%		10/07/13	4,000,000	4,000,000

						16,695,000

Illinois 6.5%
Bloomington
GO Bonds Series 2004 (LIQ: JPMorgan Chase Bank, NA)		0.10%		10/07/13	10,000,000	10,000,000

Bloomington-Normal Airport Auth
GO Bonds (Central Illinois Regional Airport) Series 2012 (LOC: Northern Trust Co)		0.10%		10/07/13	5,000,000	5,000,000

Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: Sumitomo Mitsui Banking Corp)		0.31%		10/07/13	6,745,000	6,745,000

Chicago
GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.18%		10/07/13	2,090,000	2,090,000

14

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Chicago Park District
GO Unlimited Tax Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.17%		10/07/13	3,000,000	3,000,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1 (GTY/LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	12,000,000	12,000,000

Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMorgan Chase Bank, NA)		0.17%		10/07/13	765,000	765,000

RB (Advocate Health Care Network) Series 2012 (LIQ: Deutsche Bank AG)	a	0.10%		10/07/13	8,345,000	8,345,000

RB (Advocate Health Care) Series 2011B	b	0.19%		04/28/14	11,900,000	11,900,000

RB (Chicago Symphony Orchestra) Series 1994 (LOC: Northern Trust Co)		0.07%		10/07/13	20,000,000	20,000,000

RB (Elim Christian Services) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.12%		10/07/13	14,400,000	14,400,000

RB (Fenwick High School) Series 2007 (LOC: PNC Bank NA)		0.09%		10/07/13	15,635,000	15,635,000

RB (Garrett-Evangelical Theological Seminary) Series 2010 (LOC: Federal Home Loan Bank)		0.07%		10/07/13	4,285,000	4,285,000

RB (Kohl Children’s Museum) Series 2004 (LOC: Northern Trust Co)		0.07%		10/07/13	1,220,000	1,220,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.07%		10/07/13	2,500,000	2,500,000

RB (Perspectives Charter School) Series 2003 (LOC: BMO Harris Bank NA)		0.12%		10/07/13	4,500,000	4,500,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/13	12,075,000	12,075,000

RB (Trinity Health) Series 2011IL (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	1,715,000	1,715,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		10/07/13	7,670,000	7,670,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	9,560,000	9,560,000

RB (Univ of Chicago) Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.07%		10/07/13	4,855,000	4,855,000

Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: Freddie Mac)		0.13%		10/07/13	8,605,000	8,605,000

Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: Bank of America, NA)	a	0.15%		10/07/13	6,665,000	6,665,000

GO Refunding Bonds Series 1999 (LIQ: Citibank, NA)	a	0.09%		10/07/13	9,900,000	9,900,000

Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		10/07/13	7,000,000	7,000,000

Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.15%		10/07/13	22,400,000	22,400,000

Metropolitan Water Reclamation District of Greater Chicago
GO Refunding Bonds Unlimited Tax Series 2007A (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	10,350,000	10,350,000

Will Cnty Community HSD No. 210
GO Bonds Series 2006 (ESCROW/LIQ: Deutsche Bank AG)	a	0.13%		10/07/13	12,985,000	12,985,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	11,705,000	11,705,000

						247,870,000

 15

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Indiana 1.5%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: CoBank, ACB)		0.08%		10/07/13	28,500,000	28,500,000

RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	8,500,000	8,500,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		10/07/13	7,050,000	7,050,000

Refunding RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,000,000	2,000,000

Indiana Health Facility Financing Auth
Sr Living RB (Greencroft) Series 2000 (LOC: Bank of America, NA)		0.09%		10/07/13	10,750,000	10,750,000

						56,800,000

Iowa 2.9%
Iowa Finance Auth
Health Facility RB (Kahl Home) Series 2011 (LOC: JPMorgan Chase Bank, NA)		0.10%		10/07/13	24,750,000	24,750,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.10%		10/07/13	19,000,000	19,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.09%		10/07/13	17,500,000	17,500,000

Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: CoBank, ACB)		0.07%		10/07/13	10,000,000	10,000,000

Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US Bank, NA)		0.08%		10/07/13	12,800,000	12,800,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.12%		10/07/13	15,000,000	15,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ) Series 2003 (LOC: Bank of America, NA)		0.11%		10/07/13	8,940,000	8,940,000

Private College Facility RB (Univ of Dubuque) Series 2004 (LOC: Fifth Third Bank)		0.11%		10/01/13	2,300,000	2,300,000

						110,290,000

Kansas 0.5%
Kansas Development Finance Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: Barclays Bank Plc)	a	0.09%		10/07/13	4,535,000	4,535,000

Olathe
Health Facilities RB (Olathe Medical Center) Series 2010B (LOC: Bank of America, NA)		0.10%		10/01/13	10,500,000	10,500,000

Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A (LOC: BMO Harris Bank NA)		0.07%		10/07/13	5,375,000	5,375,000

						20,410,000

Kentucky 0.7%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives) Series 2011B3	b	0.17%		04/28/14	14,300,000	14,300,000

Louisville/Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2013C (LOC: PNC Bank NA)		0.07%		10/07/13	8,000,000	8,000,000

Richmond
Lease Program RB Series 2006A (LOC: US Bank, NA)		0.08%		10/07/13	3,940,000	3,940,000

						26,240,000

16

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Louisiana 0.9%
Ascension Parish IDB
RB (BASF SE) Series 2009	d	0.18%		10/07/13	15,000,000	15,000,000

Louisiana
Gasoline & Fuels Tax RB Series 2006A (LIQ: Citibank, NA)	a	0.09%		10/07/13	5,975,000	5,975,000

Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: Federal Home Loan Bank)		0.11%		10/07/13	6,212,500	6,212,500

St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: Federal Home Loan Bank)		0.11%		10/07/13	3,460,000	3,460,000

RB (Main St Holdings of Tammany) Series 2006A (LOC: Federal Home Loan Bank)		0.11%		10/07/13	5,235,000	5,235,000

						35,882,500

Maine 1.4%
Maine Finance Auth
RB (Foxcroft Academy) Series 2008 (LOC: TD Bank NA)		0.08%		10/07/13	12,000,000	12,000,000

RB (Waynflete School) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.10%		10/07/13	10,400,000	10,400,000

Maine Health & Higher Educational Facilities Auth
RB Series 2006F (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	29,510,000	29,510,000

						51,910,000

Maryland 0.7%
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.07%		10/07/13	7,610,000	7,610,000

Maryland Industrial Development Financing Auth
RB (McDonogh School) Series 2005 (LOC: Manufacturers & Traders Trust Co)		0.09%		10/07/13	9,155,000	9,155,000

Montgomery Cnty
Economic Development RB (Riderwood Village) Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.09%		10/07/13	4,445,000	4,445,000

RB (George Meany Center For Labor Studies) Series 2004 (LOC: Bank of America, NA)		0.13%		10/07/13	5,100,000	5,100,000

						26,310,000

Massachusetts 1.5%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.11%		10/07/13	3,845,000	3,845,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Credit Suisse AG)	a	0.10%		10/07/13	1,000,000	1,000,000

GO Refunding Bonds Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	2,000,000	2,000,000

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.11%		10/07/13	11,150,000	11,150,000

Sr Sales Tax Bonds Series 2010A	b	0.16%		04/28/14	4,235,000	4,235,000

Massachusetts Development Finance Agency
RB (CIL Realty of Mass) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.07%		10/07/13	11,530,000	11,530,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.12%		10/07/13	4,925,000	4,925,000

 17

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts Health & Educational Facilities Auth
RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.07%		10/07/13	7,000,000	7,000,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.09%		10/07/13	7,000,000	7,000,000

Univ of Massachusetts Building Auth
RB (Univ of Massachusetts) Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.09%		10/07/13	5,840,000	5,840,000

						58,525,000

Michigan 1.1%
Michigan Finance Auth
Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.08%		10/07/13	13,335,000	13,335,000

Michigan Higher Education Facilities Auth
Limited Obligation RB (Spring Arbor Univ) Series 2010 (LOC: Comerica Bank)		0.08%		10/07/13	3,500,000	3,500,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	b	0.13%		04/28/14	10,385,000	10,385,000

Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		10/07/13	9,500,000	9,500,000

Michigan State Univ
GO Bonds Series 2013A (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	5,000,000	5,000,000

						41,720,000

Minnesota 0.3%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: Fannie Mae)		0.08%		10/07/13	3,745,000	3,745,000

Roseville
Private School Facility RB (Northwestern College) Series 2002 (LOC: BMO Harris Bank NA)		0.08%		10/07/13	5,740,000	5,740,000

						9,485,000

Mississippi 0.3%
Mississippi Development Bank
Special Obligation Bonds (Highway Construction) Series 2012 (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	10,000,000	10,000,000

Missouri 1.7%
Kansas City IDA
M/F Housing Refunding RB (Ethans Apts) Series 2004 (LOC: Citibank, NA)		0.10%		10/07/13	29,560,000	29,560,000

Missouri Health & Educational Facilities Auth
Health Facilities RB (Bethesda Health) Series 2013B (LOC: Bank of America, NA)		0.09%		10/01/13	5,300,000	5,300,000

Health Facilities RB (Lutheran Sr Services) Series 2000 (LOC: Bank of America, NA)		0.15%		10/07/13	12,930,000	12,930,000

Health Facilities RB (SSM Health Care) Series 2005D4 (LIQ: JPMorgan Chase Bank, NA)		0.11%		10/07/13	10,000,000	10,000,000

St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: Federal Home Loan Bank)		0.10%		10/07/13	6,195,000	6,195,000

						63,985,000

18

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Nebraska 1.9%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US Bank, NA)		0.08%		10/07/13	21,000,000	21,000,000

Omaha Public Power District
Electric System RB Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.08%		10/07/13	22,800,000	22,800,000

South Sioux City
IDRB (NATURES BioReserve) Series 2010 (LOC: Bank of America, NA)		0.19%		10/07/13	25,000,000	25,000,000

Washington Cnty
IDRB (Cargill) Series 2010		0.10%		10/07/13	5,000,000	5,000,000

						73,800,000

Nevada 1.0%
Clark Cnty
Economic Development Refunding RB (Bishop Gorman High School) Series 2011 (LOC: Bank of America, NA)		0.11%		10/07/13	14,900,000	14,900,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	10,000,000	10,000,000

Las Vegas Valley Water District
Water Limited Tax GO Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	1,000,000	1,000,000

Truckee Meadows Water Auth
Water Refunding RB Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		10/07/13	12,400,000	12,400,000

						38,300,000

New Hampshire 0.2%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010 (LOC: Comerica Bank)		0.15%		10/07/13	9,250,000	9,250,000

New Jersey 1.2%
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	100,000	100,000

New Jersey
TRAN Series Fiscal 2014A	a	0.37%	10/01/13	06/26/14	14,700,000	14,701,646

TRAN Series Fiscal 2014B		0.37%	10/01/13	06/26/14	10,000,000	10,000,812

New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	3,500,000	3,500,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	8,520,000	8,520,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	6,160,000	6,160,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,600,000	2,600,000

						45,582,458

 19

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New York 5.1%
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/07/13	19,880,000	19,880,000

New York City
GO Bonds Fiscal 2006 Series J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	6,115,000	6,115,000

GO Bonds Fiscal 2009 Series B1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	1,495,000	1,495,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,000,000	2,000,000

New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School of New York) Series 2002 (LOC: Federal Home Loan Bank)		0.10%		10/07/13	8,785,000	8,785,000

New York City Municipal Water Finance Auth
Water & Sewer RB Fiscal 2005 Series B (LIQ: Citibank, NA)	a	0.09%		10/07/13	11,495,000	11,495,000

Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	7,845,000	7,845,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.10%		10/07/13	1,280,000	1,280,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	500,000	500,000

Water & Sewer System RB Fiscal 2012 Series AA (LIQ: Citibank, NA)	a	0.09%		10/07/13	7,000,000	7,000,000

Water & Sewer System Second General Resolution RB Fiscal 2014 Series AA-6 (LIQ: Mizuho Bank Ltd)		0.07%		10/01/13	13,050,000	13,050,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: Citibank, NA)	a	0.11%		10/07/13	12,300,000	12,300,000

Building Aid RB Fiscal 2007 Series S2 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,500,000	2,500,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,700,000	3,700,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	26,455,000	26,455,000

RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	7,000,000	7,000,000

New York State Dormitory Auth
RB (NYU) Series 2009A (LIQ: Citibank, NA)	a	0.08%		10/07/13	9,900,000	9,900,000

New York State Environmental Facilities Corp
Clean & Drinking Water Revolving Funds RB Series 2012D (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	4,000,000	4,000,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.11%		10/07/13	6,835,000	6,835,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/07/13	10,200,000	10,200,000

State Personal Income Tax RB Series 2007C (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	12,480,000	12,480,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,800,000	2,800,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.08%		10/07/13	525,000	525,000

20

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: Manufacturers & Traders Trust Co)		0.17%		10/07/13	5,890,000	5,890,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,580,000	3,580,000

Triborough Bridge & Tunnel Auth
General Refunding RB Series 2005B-2A (LOC: California Public Employees’ Retirement System)		0.07%		10/01/13	4,940,000	4,940,000

						192,550,000

North Carolina 0.7%
Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.17%		04/28/14	9,315,000	9,315,000

North Carolina
Limited Obligation Bonds Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.07%		10/07/13	3,500,000	3,500,000

North Carolina Capital Facilities Finance Agency
RB (Guilford College) Series 2005B (LOC: Branch Banking & Trust Co)		0.08%		10/07/13	7,095,000	7,095,000

North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B	b	0.19%		04/28/14	5,000,000	5,000,000

						24,910,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: CoBank, ACB)		0.08%		10/07/13	7,000,000	7,000,000

Ohio 0.9%
Allen Cnty
Hospital Facilities Refunding & Improvement RB (Catholic Health Partners) Series 2012A (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	7,500,000	7,500,000

Franklin Cnty
RB (Children’s Hospital) Series 1992B (LIQ: JPMorgan Chase Bank, NA)		0.17%		10/07/13	1,700,000	1,700,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.08%		10/07/13	7,000,000	7,000,000

Ohio
Hospital RB (Cleveland Clinic) Series 2012A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	5,625,000	5,625,000

Hospital RB (Cleveland Health Clinic) Series 2013A2		0.10%	10/07/13	01/01/14	5,000,000	5,000,000

Ohio State Air Quality Development Auth
Refunding RB (Timken Co) Series 2001 (LOC: Fifth Third Bank)		0.16%		10/07/13	6,400,000	6,400,000

						33,225,000

Oregon 0.6%
Medford Hospital Facilities Auth
RB (Rogue Valley Manor) Series 2007 (LOC: Bank of America, NA)		0.08%		10/01/13	8,300,000	8,300,000

Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: CoBank, ACB)		0.08%		10/07/13	3,000,000	3,000,000

Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.12%	10/03/13	10/01/14	8,500,000	8,500,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.12%		10/07/13	3,000,000	3,000,000

						22,800,000

 21

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Pennsylvania 1.8%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburg Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.12%	10/03/13	12/12/13	20,000,000	20,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	5,000,000	5,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010C (LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	7,000,000	7,000,000

Beaver Cnty IDA
Pollution Control Refunding RB (FirstEnergy Nuclear Generation) Series 2006B (LOC: Citibank, NA)		0.07%		10/01/13	700,000	700,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.08%		10/07/13	4,000,000	4,000,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.12%		10/07/13	6,580,000	6,580,000

Pennsylvania
GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	1,200,000	1,200,000

Pennsylvania HFA
S/F Mortgage RB Series 2009-105C (LIQ: Bank of America, NA)	a	0.10%		10/07/13	3,000,000	3,000,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	2,700,000	2,700,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.16%		10/07/13	5,710,000	5,710,000

Univ of Pittsburgh
Capital Project Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.09%		10/07/13	6,665,000	6,665,000

Capital Project Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,925,000	3,925,000

Univ Capital Project & Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	1,000,000	1,000,000

						67,480,000

Rhode Island 0.4%
Narragansett Bay Commission
Wastewater System RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.10%		10/07/13	16,720,000	16,720,000

South Carolina 0.5%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	4,000,000	4,000,000

Cherokee Cnty
IDRB (Newark Electronics Division of D-A Lubricant) Series 1985 (LOC: Bank of America, NA)		0.45%		10/07/13	6,500,000	6,500,000

South Carolina Public Service Auth
Revenue Obligations Series 2007A (LIQ: Citibank, NA)	a	0.09%		10/07/13	6,780,000	6,780,000

Revenue Obligations Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.15%		10/07/13	3,000,000	3,000,000

						20,280,000

22

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Tennessee 1.5%
Blount Cnty Public Building Auth
Local Government Bonds Series E9A (LOC: Branch Banking & Trust Co)		0.08%		10/07/13	8,150,000	8,150,000

Chattanooga Health, Education & Housing Facility Board
RB (Catholic Health Initiatives) Series 2004C		0.07%		10/07/13	7,800,000	7,800,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	6,065,000	6,065,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1995 (LOC: Bank of America, NA)		0.13%		10/07/13	6,260,000	6,260,000

Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: Citibank, NA)		0.11%		10/07/13	16,200,000	16,200,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.13%		10/07/13	3,260,000	3,260,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.13%		10/07/13	3,070,000	3,070,000

Sevier Cnty Public Building Auth
Local Government RB Series VD1 (LOC: Bank of America, NA)		0.10%		10/07/13	6,300,000	6,300,000

						57,105,000

Texas 6.4%
Austin
Water & Wastewater System Refunding RB Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	20,100,000	20,100,000

Beaumont ISD
Unlimited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	3,340,000	3,340,000

Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	2,500,000	2,500,000

Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	4,465,000	4,465,000

Del Valle ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,995,000	2,995,000

Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	5,000,000	5,000,000

Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	6,125,000	6,125,000

Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: Bank of America, NA)	a	0.10%		10/07/13	5,500,000	5,500,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	7,745,000	7,745,000

Houston
First Lien Refunding RB Series 2005 (LIQ: US Bank, NA)	a	0.07%		10/07/13	17,225,000	17,225,000

Jr Lien Refunding RB Series 1998A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	7,645,000	7,645,000

Refunding Bonds Series 2013A (LIQ: JP Morgan Chase & Co)	a	0.08%		10/07/13	6,400,000	6,400,000

Houston Community College System
Maintenance Tax Notes Series 2008 (LIQ: Deutsche Bank AG)	a	0.12%		10/07/13	4,100,000	4,100,000

 23

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lake Travis ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	3,975,000	3,975,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	8,050,000	8,050,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	7,500,000	7,500,000

Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.09%		10/07/13	10,800,000	10,800,000

New Caney ISD
Unlimited Tax Bonds Series 2006 (GTY: Texas Permanent School Fund /LIQ: Credit Suisse AG)	a	0.07%		10/07/13	6,595,000	6,595,000

North East ISD
Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.07%		10/07/13	8,315,000	8,315,000

Northside ISD
Unlimited Tax GO Bonds Series 2007B (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	5,160,000	5,160,000

Northwest ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.07%		10/07/13	10,000,000	10,000,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.09%		10/07/13	20,000,000	20,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.09%		10/07/13	10,000,000	10,000,000

Port of Port Arthur Navigation District
Environmental Facilities RB (Motiva Enterprises) Refunding Series 2010B		0.07%		10/01/13	1,000,000	1,000,000

Environmental Facilities RB (Motiva Enterprises) Series 2010D		0.07%		10/01/13	2,395,000	2,395,000

San Antonio
Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	4,020,000	4,020,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	10,005,000	10,005,000

Tarrant Cnty
Hospital RB (Baylor Health Care) Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		10/07/13	5,555,000	5,555,000

Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Health Care) Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		10/07/13	5,000,000	5,000,000

RB (Texas Health Resources) Series 2007B (LIQ: Bank of America, NA)	a	0.12%		10/07/13	5,625,000	5,625,000

Texas
TRAN Series 2013 (LIQ: JP Morgan Chase & Co)	a	0.11%	10/03/13	12/05/13	15,000,000	15,000,000

Texas A&M Univ
Financing System RB Series 2010B (LIQ: Barclays Bank Plc)	a	0.09%		10/07/13	1,500,000	1,500,000

Texas City Industrial Development Corp
IDRB (NRG Energy) Series 2012 (LOC: Bank of America, NA)		0.10%		10/07/13	3,625,000	3,625,000

Univ of Houston
Consolidated Refunding RB Series 2008 (LIQ: Bank of America, NA)	a	0.12%		10/07/13	5,540,000	5,540,000

						242,800,000

24

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Utah 0.5%
South Valley Sewer District
Sewer RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.10%		10/07/13	6,050,000	6,050,000

Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: Freddie Mac)		0.12%		10/07/13	6,250,000	6,250,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Citibank, NA)	a	0.09%		10/07/13	7,230,000	7,230,000

						19,530,000

Virginia 1.0%
Fairfax Cnty
Sewer RB Series 2012 (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	10,000,000	10,000,000

Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012C	b	0.15%		04/28/14	7,435,000	7,435,000

Health Care RB (Inova Health) Series 2012D (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	2,400,000	2,400,000

Hospital Refunding RB (Inova Health) Series 1993A (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	3,330,000	3,330,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010C	b	0.19%		04/28/14	9,200,000	9,200,000

Virginia College Building Auth
Educational Facilities RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.09%		10/07/13	4,663,000	4,663,000

						37,028,000

Washington 2.4%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.07%		10/07/13	3,005,000	3,005,000

King Cnty
Sewer RB Series 2007 (LIQ: Citibank, NA)	a	0.09%		10/07/13	9,250,000	9,250,000

Pierce Cnty
Sewer RB 2012 (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	12,075,000	12,075,000

Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: Rabobank Nederland)		0.12%		10/07/13	4,680,000	4,680,000

Washington
Motor Vehicle Fuel Tax GO Bonds Series 2005C (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	3,200,000	3,200,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2008D (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	15,010,000	15,010,000

RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		10/07/13	4,630,000	4,630,000

RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)		0.09%		10/07/13	30,000,000	30,000,000

Washington State Housing Finance Commission
Nonprofit RB (Bush School) Series 2006 (LOC: Bank of America, NA)		0.10%		10/07/13	7,670,000	7,670,000

						89,520,000

West Virginia 0.4%
West Virginia Hospital Finance Auth
Refunding & RB (Charleston Area Medical Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	15,530,000	15,530,000

 25

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Wisconsin 1.3%
Milwaukee Redevelopment Auth
Refunding RB (YMCA of Metropolitan Milwaukee) Series 2010 (LOC: BMO Harris Bank NA)		0.07%		10/07/13	19,625,000	19,625,000

Wisconsin
Appropriation Bonds Series 2009A (LIQ: Barclays Bank Plc)	a	0.09%		10/07/13	12,500,000	12,500,000

Wisconsin Health & Educational Facilities Auth
Health Facilities RB (SSM Health Care) Series 2010A (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	8,000,000	8,000,000

RB (Ascension Health Alliance) Series 2013B5	b	0.13%		04/28/14	5,000,000	5,000,000

RB (Community Health Network) Series 2004B (LOC: Federal Home Loan Bank)		0.07%		10/07/13	3,925,000	3,925,000

						49,050,000

Wyoming 0.5%
Gillette
Pollution Control Refunding RB (PacifiCorp) Series 1988 (LOC: Royal Bank of Scotland Plc)		0.10%		10/07/13	8,200,000	8,200,000

Sweetwater Cnty
Pollution Control Refunding RB (PacifiCorp) Series 1988B (LOC: Royal Bank of Scotland Plc)		0.11%		10/01/13	11,300,000	11,300,000

						19,500,000

Total Variable-Rate Securities
(Cost $2,568,628,958)						2,568,628,958

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $3,824,129,614.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,554,028,646 or 40.9% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $81,770,000 or 2.2% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

26

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are

 27

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47707SEP13

28

The Charles Schwab Family of Funds
Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

31.5%	Fixed-Rate Securities	600,006,560	600,006,560
69.2%	Variable-Rate Securities	1,315,945,000	1,315,945,000

100.7%	Total Investments	1,915,951,560	1,915,951,560
(0.7%)	Other Assets and Liabilities, Net		(12,740,380)

100.0%	Net Assets		1,903,211,180

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 31.5% of net assets

New York 31.5%
Ballston Spa CSD
BAN Series 2013A		0.75%		06/11/14	14,875,000	14,927,378

Beacon
BAN Series 2013A		1.00%		05/30/14	9,000,000	9,033,694

Connetquot CSD
TAN 2013-2014		0.75%		06/26/14	8,000,000	8,031,470

East Islip UFSD
GO TAN 2013		1.00%		06/27/14	5,000,000	5,026,492

Erie Cnty IDA
School Facility RB (Buffalo City SD) Series 2004 (ESCROW)		5.75%		05/01/14	2,475,000	2,553,820

Harborfields CSD
TAN 2013-2014		0.50%		06/27/14	3,000,000	3,006,178

Ithaca
BAN Series 2013		1.00%		08/01/14	7,000,000	7,040,636

Long Island Power Auth
CP Notes Series CP3 (LOC: State Street Bank & Trust Company, NA)		0.09%		10/15/13	4,784,000	4,784,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004C		5.00%		11/15/13	100,000	100,560

Dedicated Tax Fund Bonds Series 2006A		5.00%		11/15/13	220,000	221,239

Dedicated Tax Fund Refunding Bonds Series 2011A		4.00%		11/15/13	490,000	492,207

Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.11%		11/13/13	16,190,000	16,190,000

Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.12%		11/13/13	12,000,000	12,000,000

Middletown City SD
BAN 2013		1.25%		07/10/14	10,000,000	10,078,115

Monroe Cnty IDA
RB (Univ of Rochester) Series 2011A&B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		10/09/13	7,485,000	7,485,000

 1

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2004H		5.25%		11/15/13	240,000	241,425

Sales Tax Secured Bonds Series 2005D		5.00%		11/15/13	125,000	125,686

Sales Tax Secured Bonds Series 2009A		5.00%		11/15/13	200,000	201,124

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.15%		10/07/13	11,100,000	11,100,000

New York City
GO Bonds Fiscal 2004 Series G		5.00%		08/01/14	860,000	893,285

GO Bonds Fiscal 2004 Series I		5.00%		08/01/14	535,000	555,415

GO Bonds Fiscal 2005 Series B		5.25%		08/01/14	150,000	155,900

GO Bonds Fiscal 2005 Series G		5.00%		12/01/13	150,000	151,165

GO Bonds Fiscal 2005 Series H		5.00%		08/01/14	285,000	295,799

GO Bonds Fiscal 2005 Series O		5.00%		06/01/14	400,000	412,193

GO Bonds Fiscal 2006 Series G		4.10%		08/01/14	100,000	103,071

GO Bonds Fiscal 2006 Series G		5.00%		08/01/14	5,120,000	5,324,138

GO Bonds Fiscal 2007 Series A		4.25%		08/01/14	200,000	206,526

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/14	445,000	450,046

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/14	145,000	150,598

GO Bonds Fiscal 2008 Series E		5.00%		08/01/14	125,000	129,820

GO Bonds Fiscal 2008 Series G		4.00%		08/01/14	500,000	515,579

GO Bonds Fiscal 2008 Series G		5.00%		08/01/14	550,000	571,697

GO Bonds Fiscal 2008 Series I1		3.50%		02/01/14	250,000	252,586

GO Bonds Fiscal 2009 Series B1		5.00%		09/01/14	635,000	662,337

GO Bonds Fiscal 2009 Series C		5.00%		08/01/14	150,000	155,863

GO Bonds Fiscal 2009 Series H1		3.25%		03/01/14	100,000	101,156

GO Bonds Fiscal 2009 Series K		4.00%		08/01/14	150,000	154,580

GO Bonds Fiscal 2010 Series C		4.00%		08/01/14	350,000	360,701

GO Bonds Fiscal 2010 Series C		5.00%		08/01/14	100,000	103,860

GO Bonds Fiscal 2010 Series E		5.00%		08/01/14	300,000	311,727

GO Bonds Fiscal 2011 Series B		5.00%		08/01/14	2,000,000	2,079,806

GO Bonds Fiscal 2011 Series E		3.00%		08/01/14	600,000	613,579

GO Bonds Fiscal 2012 Series G1		5.00%		04/01/14	1,000,000	1,023,736

GO Bonds Fiscal 2012 Series I		5.00%		08/01/14	1,150,000	1,195,899

GO Bonds Fiscal 2013 Series E		4.00%		08/01/14	305,000	314,358

GO BOnds Fiscal 2013 Series H		2.50%		08/01/14	3,345,000	3,409,098

New York City Housing Development Corp
M/F Housing RB Series 2012D1A (LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	19,995,000	19,995,000

M/F Housing RB Series 2012H		0.35%		11/01/13	1,875,000	1,875,000

New York City Municipal Water Finance Auth
Extendible CP Series 8		0.11%	10/03/13	06/02/14	13,750,000	13,750,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2		5.00%		01/15/14	3,100,000	3,142,652

Building Aid RB Fiscal 2009 Series S1		5.00%		07/15/14	100,000	103,700

Building Aid RB Fiscal 2009 Series S3		3.00%		01/15/14	150,000	151,114

Building Aid RB Fiscal 2009 Series S4		3.25%		01/15/14	250,000	252,047

Building Aid RB Fiscal 2009 Series S4 (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	16,435,000	16,435,000

Building Aid RB Fiscal 2009 Series S5		4.00%		01/15/14	100,000	101,053

2

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Building Aid RB Fiscal 2009 Series S5 (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	15,645,000	15,645,000

Building Aid RB Fiscal 2013 Series S1		3.00%		07/15/14	750,000	766,363

Future Tax Secured Refunding Bonds Fiscal 2004 Series D2		5.00%		11/01/13	150,000	150,582

Future Tax Secured Refunding Sr Bonds Fiscal 2005 Series A1		5.00%		11/01/13	435,000	436,699

Future Tax Secured Sub Bonds Fiscal 2010 Series D		5.00%		11/01/13	1,825,000	1,832,252

Future Tax Secured Sub Bonds Fiscal 2010 Series I2		4.00%		11/01/13	370,000	371,131

Future Tax Secured Sub Bonds Fiscal 2010 Series I2		5.00%		11/01/13	185,000	185,720

Future Tax Secured Sub Bonds Fiscal 2010 Series I2 (ESCROW)		4.00%		11/01/13	20,000	20,061

Future Tax Secured Sub Bonds Fiscal 2011 Series E	a	5.00%		11/01/13	300,000	301,169

Future Tax Secured Sub Bonds Fiscal 2012 Series A		2.00%		11/01/13	175,000	175,219

Future Tax Secured Sub Bonds Fiscal 2012 Series A		4.00%		11/01/13	770,000	772,354

Future Tax Secured Sub Bonds Fiscal 2012 Series A (ESCROW)		2.00%		11/01/13	25,000	25,031

Future Tax Secured Sub Bonds Fiscal 2012 Series A (ESCROW)		4.00%		11/01/13	100,000	100,306

Future Tax Secured Sub Bonds Fiscal 2012 Series B		5.00%		11/01/13	500,000	501,986

Future Tax Sr Secured Refunding Bonds Fiscal 2006 Series A1		5.00%		11/01/13	550,000	552,133

Recovery Bonds Fiscal 2003 Series 3B1		5.00%		11/01/13	450,000	451,765

New York Liberty Development Corp
Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.23%		06/19/14	670,000	670,000

New York State
GO Bonds Series 2009A		5.00%		02/18/14	800,000	814,043

GO Refunding Bonds Series 2005C		5.00%		04/15/14	195,000	199,930

New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		4.00%		07/01/14	1,475,000	1,515,710

CP (Cornell Univ)		0.14%		10/02/13	11,140,000	11,140,000

Mental Health Services Facilities RB Series 2005B		5.00%		02/18/14	585,000	595,051

Mental Health Services Facilities RB Series 2005D1		5.00%		02/18/14	725,000	737,490

Mental Health Services Facilities RB Series 2005E		4.50%		02/18/14	250,000	253,805

Mental Health Services Facilities RB Series 2007C		4.00%		02/18/14	200,000	202,663

Mental Health Services Facilities RB Series 2007D		5.00%		02/18/14	3,600,000	3,664,092

Mental Health Services Facilities RB Series 2007D		5.00%		08/15/14	2,520,000	2,623,227

Mental Health Services Facilities RB Series 2008F		5.00%		02/18/14	125,000	127,133

Mental Health Services Facilities RB Series 2009A1		4.13%		02/18/14	100,000	101,426

Mental Health Services Facilities RB Series 2009A1		5.00%		02/18/14	710,000	722,346

Mental Health Services Facilities RB Series 2010A		4.25%		02/15/14	100,000	101,450

RB (St. Lawrence Univ) Series 2008 (ESCROW)		5.00%		07/01/14	150,000	155,210

State Personal Income Tax RB (Economic Development & Housing) Series 2009A		3.00%		12/15/13	500,000	502,646

State Personal Income Tax RB Series 2005F		5.00%		03/15/14	1,000,000	1,021,618

State Personal Income Tax RB Series 2006C		5.00%		12/15/13	495,000	499,599

State Personal Income Tax RB Series 2008A		3.75%		12/15/13	100,000	100,683

State Personal Income Tax RB Series 2008A		5.00%		12/15/13	100,000	100,948

State Personal Income Tax RB Series 2008A		5.00%		03/15/14	325,000	331,765

State Personal Income Tax RB Series 2008B		4.00%		03/15/14	250,000	254,171

State Personal Income Tax RB Series 2009A		5.00%		02/18/14	350,000	356,077

State Personal Income Tax RB Series 2010A		4.00%		02/18/14	100,000	101,317

State Personal Income Tax RB Series 2010E		3.00%		02/18/14	200,000	201,964

State Personal Income Tax RB Series 2010F		5.00%		02/18/14	325,000	330,598

 3

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2011A		5.00%		03/15/14	660,000	673,712

State Personal Income Tax RB Series 2011C		4.00%		03/15/14	315,000	320,153

State Personal Income Tax RB Series 2011E		5.00%		08/15/14	100,000	104,083

New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2002K		5.50%		06/15/14	300,000	310,845

State Clean Water & Drinking Water Revolving Funds RB Series 2002L		5.00%		11/15/13	500,000	502,908

State Clean Water & Drinking Water Revolving Funds RB Series 2007A		3.63%		06/15/14	100,000	102,316

State Clean Water & Drinking Water Revolving Funds RB Series 2007C		4.00%		06/15/14	200,000	205,184

State Clean Water & Drinking Water Revolving Funds RB Series 2008A		3.50%		06/15/14	250,000	255,570

State Clean Water & Drinking Water Revolving Funds Sub RB Series 2006B		5.00%		06/15/14	2,055,000	2,123,895

State Clean Water & Drinking Water Revolving Funds Sub RB Series 2010A		2.00%		06/15/14	100,000	101,156

State Personal Income Tax RB Series 2004A		5.25%		12/15/13	200,000	202,012

State Personal Income Tax RB Series 2006A		5.00%		12/15/13	525,000	530,003

State Personal Income Tax RB Series 2009A		3.50%		12/15/13	150,000	150,936

State Revolving Funds RB Series 2010C		3.00%		04/15/14	350,000	355,024

New York State Local Government Assistance Corp
Refunding Bonds Sub Lien Series 2010A		5.00%		04/01/14	300,000	306,892

Refunding Bonds Sub Lien Series 2010B		5.00%		04/01/14	200,000	204,612

New York State Mortgage Agency
Homeowner Mortgage RB Series 164		0.70%		10/01/13	995,000	995,000

Mortgage RB Series 47		1.50%		04/01/14	810,000	814,592

New York State Power Auth
CP Series 1 & 2		0.10%		10/07/13	20,000,000	20,000,000

CP Series 1 & 2		0.10%		10/17/13	4,000,000	4,000,000

CP Series 1 & 2		0.11%		10/17/13	4,000,000	4,000,000

CP Series 1 & 2		0.12%		11/05/13	25,000,000	25,000,000

CP Series 1 & 2		0.12%		11/06/13	25,000,000	25,000,000

CP Series 1 & 2		0.12%		11/13/13	3,500,000	3,500,000

CP Series 1 & 2		0.11%		12/10/13	10,000,000	10,000,000

CP Series 1 & 2		0.12%		12/17/13	2,400,000	2,400,000

RB Series 2002A		5.00%		11/15/13	425,000	427,404

New York State Thruway Auth
General RB Series H (GTY/LIQ: US Bank, NA)	a	0.30%		10/17/13	19,385,000	19,385,000

Local Highway & Bridge Service Contract Bonds Series 2007		5.00%		04/01/14	125,000	127,926

Local Highway & Bridge Service Contract Bonds Series 2008		5.00%		04/01/14	750,000	767,297

Local Highway & Bridge Service Contract Bonds Series 2009		5.00%		04/01/14	200,000	204,632

Local Highway & Bridge Service Contract Bonds Series 2012A		4.00%		04/01/14	1,150,000	1,170,908

Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/14	12,075,000	12,358,099

Second General Highway & Bridge Trust Fund Bonds Series 2006		4.00%		04/01/14	100,000	101,710

Second General Highway & Bridge Trust Fund Bonds Series 2006A		5.00%		04/01/14	665,000	680,337

Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/14	250,000	255,791

Second General Highway & Bridge Trust Fund Bonds Series 2008B		4.00%		04/01/14	1,100,000	1,120,307

Second General Highway & Bridge Trust Fund Bonds Series 2008B		5.00%		04/01/14	100,000	102,257

4

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Second General Highway & Bridge Trust Fund Bonds Series 2009A1		4.00%		04/01/14	100,000	101,763

Second General Highway & Bridge Trust Fund Bonds Series 2009B		5.00%		04/01/14	250,000	255,721

Second General Highway & Bridge Trust Fund Bonds Series 2010A		5.00%		04/01/14	3,635,000	3,721,291

Second General Highway & Bridge Trust Fund Bonds Series 2011A1		4.00%		04/01/14	100,000	101,841

Second General Highway & Bridge Trust Fund Bonds Series 2012A		3.00%		04/01/14	330,000	334,288

Second General Highway & Bridge Trust Fund Bonds Series 2012A		5.00%		04/01/14	14,660,000	15,007,565

State Personal Income Tax RB Series 2005A		5.00%		03/15/14	180,000	183,735

State Personal Income Tax RB Series 2006A		5.00%		03/15/14	150,000	153,080

State Personal Income Tax RB Series 2008A		3.00%		03/15/14	100,000	101,151

State Personal Income Tax RB Series 2008A		4.00%		03/15/14	100,000	101,626

State Personal Income Tax RB Series 2010A		5.00%		03/15/14	700,000	714,789

New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2011A		3.00%		06/01/14	150,000	152,594

Asset-Backed RB Series 2011A		5.00%		06/01/14	3,260,000	3,362,127

Asset-Backed RB Series 2011B		5.00%		06/01/14	1,250,000	1,289,255

New York State Urban Development Corp
Correctional Capital Facilities Refunding RB Series 1993A		5.25%		01/01/14	1,070,000	1,083,381

Service Contract Refunding RB Series 2005A		5.00%		01/01/14	2,050,000	2,074,333

Service Contract Refunding RB Series 2005B		5.00%		01/01/14	685,000	693,049

Service Contract Refunding RB Series 2007A		5.00%		01/01/14	700,000	708,165

Service Contract Refunding RB Series 2008D		5.00%		01/01/14	920,000	930,875

Service Contract Refunding RB Series 2010A1		4.00%		01/01/14	100,000	100,887

Service Contract Refunding RB Series 2010B		5.00%		01/01/14	700,000	708,127

State Personal Income Tax RB Series 2004A1		5.00%		03/15/14	250,000	255,199

State Personal Income Tax RB Series 2005B		4.00%		03/15/14	100,000	101,602

State Personal Income Tax RB Series 2008A1		5.00%		12/15/13	200,000	201,891

State Personal Income Tax RB Series 2009A1		5.00%		12/15/13	800,000	807,625

State Personal Income Tax RB Series 2009C		3.00%		12/15/13	275,000	276,490

State Personal Income Tax RB Series 2009C		5.00%		12/15/13	1,900,000	1,918,512

North Hempstead
BAN Series 2013B		0.75%		10/03/14	15,807,384	15,886,105

North Syracuse CSD
BAN 2013		0.75%		08/15/14	4,900,000	4,916,137

North Tonawanda SD
School Construction BAN 2013		1.00%		09/18/14	8,750,000	8,801,221

Oceanside UFSD
TAN 2013-2014 Taxes		0.75%		06/20/14	17,450,000	17,516,186

Port Washington UFSD
BAN 2013		0.50%		08/08/14	6,975,000	6,993,661

Sachem CSD
TAN 2013-2014		1.00%		06/27/14	19,500,000	19,604,543

Saratoga Cnty
BAN 2013		0.75%		06/06/14	18,500,000	18,560,084

Schenectady City SD
GO BAN Series 2013A		0.75%		05/23/14	13,070,264	13,088,531

Sullivan Cnty
GO TAN 2013		0.75%		03/07/14	9,500,000	9,514,619

Tarrytown
BAN Series 2012B		2.00%		10/18/13	11,000,000	11,008,889

 5

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Tarrytowns UFSD
GO BAN 2013		0.75%		02/13/14	20,295,000	20,333,915

Triborough Bridge & Tunnel Auth
General RB Series 2008C		5.00%		11/15/13	1,825,000	1,835,463

General Refunding RB Series 2011		4.00%		01/01/14	375,000	378,398

Ulster Cnty
GO BAN Series 2012A		1.00%		11/15/13	3,255,000	3,257,596

GO BAN Series 2012B		0.75%		11/29/13	14,225,000	14,235,761

Vestal
BAN 2013		0.75%		05/16/14	9,320,000	9,343,069

West Seneca CSD
BAN 2012		1.00%		11/27/13	11,610,000	11,619,018

Total Fixed-Rate Securities
(Cost $600,006,560)						600,006,560

Variable-Rate Securities 69.2% of net assets

New York 69.2%
Albany IDA
Civic Facility RB (Albany College of Pharmacy) Series 2008A (LOC: TD Bank NA)		0.07%		10/07/13	6,100,000	6,100,000

Civic Facility RB (Albany Medical Center Hospital) Series 2006A (LOC: RBS Citizens NA)		0.14%		10/07/13	4,410,000	4,410,000

Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC Bank USA)		0.11%		10/07/13	5,780,000	5,780,000

Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: Manufacturers & Traders Trust Co)		0.12%		10/07/13	3,545,000	3,545,000

Chautauqua Cnty IDA
Civic Facility RB (Jamestown Center City Development Corp) Series 2000A (LOC: Manufacturers & Traders Trust Co)		0.11%		10/07/13	11,010,000	11,010,000

Colonie Local Development Corp
RB (Shaker Point at Carondelet) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.07%		10/07/13	10,000,000	10,000,000

East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.10%		10/07/13	13,765,000	13,765,000

Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: Manufacturers & Traders Trust Co)		0.12%		10/07/13	9,535,000	9,535,000

Madison Cnty IDA
Civic Facility RB (Colgate Univ) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	6,000,000	6,000,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B1 (LOC: State Street Bank & Trust Company, NA)		0.06%		10/07/13	11,700,000	11,700,000

Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	8,055,000	8,055,000

Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.08%		10/07/13	13,000,000	13,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Citibank, NA)	a	0.08%		10/07/13	8,000,000	8,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.09%		10/07/13	6,665,000	6,665,000

6

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Transportation RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	4,995,000	4,995,000

Transportation RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		10/07/13	26,000,000	26,000,000

Monroe Cnty IDA
Civic Facility RB (Cherry Ridge Apts) Series 2005 (LOC: HSBC Bank USA)		0.09%		10/07/13	2,740,000	2,740,000

Civic Facility RB Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.17%		10/07/13	1,565,000	1,565,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/07/13	22,520,000	22,520,000

Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.08%		10/07/13	36,360,000	36,360,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)		0.06%		10/07/13	12,000,000	12,000,000

Nassau Cnty Local Economic Assistance Corp
RB Series 2011A (LOC: TD Bank NA)		0.07%		10/07/13	5,000,000	5,000,000

New York City
GO Bonds Fiscal 1993 Series E2 (LOC: JPMorgan Chase Bank, NA)		0.07%		10/01/13	8,500,000	8,500,000

GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.08%		10/07/13	3,300,000	3,300,000

GO Bonds Fiscal 1994 Series A7 (LOC: JPMorgan Chase Bank, NA)		0.07%		10/01/13	4,200,000	4,200,000

GO Bonds Fiscal 2003 Series C4 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		10/07/13	15,645,000	15,645,000

GO Bonds Fiscal 2004 Series J (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	7,670,000	7,670,000

GO Bonds Fiscal 2005 Series G (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		10/07/13	3,990,000	3,990,000

GO Bonds Fiscal 2005 Series J (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	4,895,000	4,895,000

GO Bonds Fiscal 2005 Series O (LIQ: Citibank, NA)	a	0.07%		10/07/13	2,000,000	2,000,000

GO Bonds Fiscal 2006 Series F4A (LOC: Sumitomo Mitsui Banking Corp)		0.08%		10/07/13	2,500,000	2,500,000

GO Bonds Fiscal 2006 Series F4B (LOC: Union Bank, NA)		0.08%		10/07/13	9,500,000	9,500,000

GO Bonds Fiscal 2006 Series I6 (LOC: Bank of New York Mellon)		0.05%		10/01/13	7,785,000	7,785,000

GO Bonds Fiscal 2008 Series D4 (LIQ: Credit Agricole Corporate and Investment Bank)		0.10%		10/07/13	5,450,000	5,450,000

GO Bonds Fiscal 2008 Series E (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	18,695,000	18,695,000

GO Bonds Fiscal 2008 Series J10 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		10/07/13	14,900,000	14,900,000

GO Bonds Fiscal 2008 Series L1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	6,660,000	6,660,000

GO Bonds Fiscal 2009 Series B1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,500,000	3,500,000

GO Bonds Fiscal 2009 Series B3 (LOC: TD Bank NA)		0.06%		10/07/13	32,600,000	32,600,000

GO Bonds Fiscal 2009 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	14,740,000	14,740,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.07%		10/07/13	23,225,000	23,225,000

GO Bonds Fiscal 2012 Series G1 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	3,535,000	3,535,000

GO Bonds Fiscal 2012 Series G3 (LOC: Citibank, NA)		0.07%		10/07/13	29,600,000	29,600,000

GO Bonds Fiscal 2013 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,750,000	3,750,000

 7

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2013 Series A5 (LOC: Sumitomo Mitsui Banking Corp)		0.07%		10/07/13	6,245,000	6,245,000

GO Bonds Fiscal 2013 Series D&E (LIQ: Citibank, NA)	a	0.07%		10/07/13	1,000,000	1,000,000

GO Bonds Fiscal 2013 Series F1 (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	7,300,000	7,300,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Citibank, NA)	a	0.07%		10/07/13	8,000,000	8,000,000

New York City Health & Hospitals Corp
Health System Bonds Series 2008C (LOC: TD Bank NA)		0.07%		10/07/13	12,400,000	12,400,000

New York City Housing Development Corp
M/F Housing RB (James Tower) Series 2002A (LOC: Fannie Mae)		0.08%		10/07/13	4,890,000	4,890,000

M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	8,000,000	8,000,000

M/F Mortgage RB (461 Dean St) Series 2012A (LOC: Bank of New York Mellon)		0.06%		10/07/13	7,000,000	7,000,000

M/F Mortgage RB (50th Ave) Series 2013B (LOC: Wells Fargo Bank, NA)		0.08%		10/07/13	15,000,000	15,000,000

M/F Mortgage RB (Elliott Chelsea) Series 2010A (LOC: Freddie Mac)		0.08%		10/07/13	2,800,000	2,800,000

M/F Mortgage RB (Sons of Italy Apts) Series 2008A (LOC: Mizuho Bank Ltd)		0.07%		10/07/13	3,785,000	3,785,000

M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: Freddie Mac)		0.07%		10/07/13	9,000,000	9,000,000

M/F Rental Housing RB (90 Washington St) Series 2005A (LOC: Fannie Mae)		0.08%		10/07/13	23,000,000	23,000,000

M/F Rental Housing RB (Lexington Courts) Series 2009A (LOC: Freddie Mac)		0.08%		10/07/13	9,400,000	9,400,000

New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School of New York) Series 2002 (LOC: Federal Home Loan Bank)		0.10%		10/07/13	5,730,000	5,730,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	13,765,000	13,765,000

Water & Sewer System RB Fiscal 2006 Series A (LIQ: US Bank, NA)	a	0.07%		10/07/13	9,865,000	9,865,000

Water & Sewer System RB Fiscal 2007 Series A (LIQ: Bank of America, NA)	a	0.07%		10/07/13	12,250,000	12,250,000

Water & Sewer System RB Fiscal 2007 Series CC2 (LIQ: Bank of Nova Scotia)		0.08%		10/01/13	6,100,000	6,100,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.07%		10/07/13	15,445,000	15,445,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.10%		10/07/13	8,125,000	8,125,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	9,000,000	9,000,000

Water & Sewer System RB Fiscal 2011 Series HH (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	14,700,000	14,700,000

Water & Sewer System RB Fiscal 2012 Series A1 (LIQ: Mizuho Bank Ltd)		0.05%		10/01/13	3,785,000	3,785,000

Water & Sewer System RB Fiscal 2012 Series BB (LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	10,515,000	10,515,000

Water & Sewer System RB Fiscal 2013 Series AA2 (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		10/07/13	20,000,000	20,000,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	8,500,000	8,500,000

8

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water & Sewer System Second General Resolution RB Fiscal 2012 Series BB (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	2,000,000	2,000,000

Water & Sewer System Second General Resolution RB Fiscal 2014 Series AA3 (LIQ: TD Bank NA)		0.05%		10/01/13	4,255,000	4,255,000

Water & Sewer System Second General Resolution RB Fiscal 2014 Series AA4 (LIQ: Bank of Montreal)		0.07%		10/01/13	22,000,000	22,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.08%		10/07/13	2,960,000	2,960,000

Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.09%		10/07/13	8,850,000	8,850,000

Building Aid RB Fiscal 2007 Series S2 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	12,090,000	12,090,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.10%		10/07/13	6,000,000	6,000,000

Future Tax Secured Sub Bonds Fiscal 2007 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,495,000	3,495,000

Future Tax Secured Sub Bonds Fiscal 2007 Series C1 (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	6,000,000	6,000,000

Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	11,000,000	11,000,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,750,000	3,750,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	2,800,000	2,800,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	4,835,000	4,835,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	7,500,000	7,500,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: US Bank, NA)	a	0.07%		10/07/13	20,225,000	20,225,000

Future Tax Secured Sub Bonds Fiscal 2013 Series C5 (LIQ: Sumitomo Mitsui Banking Corp)		0.07%		10/07/13	2,600,000	2,600,000

Future Tax Secured Sub Bonds Fiscal 2013 Series F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,240,000	3,240,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,745,000	3,745,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	13,500,000	13,500,000

Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	6,360,000	6,360,000

RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	1,000,000	1,000,000

New York State
GO Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	1,700,000	1,700,000

New York State Dormitory Auth
Personal Income Tax RB Series 2012B (LIQ: JP Morgan Chase & Co)	a	0.08%		10/07/13	5,325,000	5,325,000

RB (Columbia Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.07%		10/07/13	6,000,000	6,000,000

RB (Catholic Health) Series 2006B (LOC: HSBC Bank USA)		0.08%		10/07/13	8,265,000	8,265,000

RB (Columbia Univ) Series 2006A (LIQ: Citibank, NA)	a	0.08%		10/07/13	8,535,000	8,535,000

RB (Cornell Univ) Series 2006A (LIQ: Bank of America, NA)	a	0.10%		10/07/13	9,865,000	9,865,000

RB (Culinary Institute of America) Series 2004C (LOC: TD Bank NA)		0.07%		10/07/13	12,800,000	12,800,000

 9

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Culinary Institute of America) Series 2004D (LOC: TD Bank NA)		0.07%		10/07/13	5,800,000	5,800,000

RB (Culinary Institute of America) Series 2006 (LOC: TD Bank NA)		0.07%		10/07/13	3,325,000	3,325,000

RB (NYU) Series 2007A (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	5,600,000	5,600,000

RB (NYU) Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	25,120,000	25,120,000

RB (Univ of Rochester) Series 2003C (LOC: JPMorgan Chase Bank, NA)		0.07%		10/07/13	10,300,000	10,300,000

State Personal Income Tax RB Series 2005F (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	5,130,000	5,130,000

State Personal Income Tax RB Series 2006C (LIQ: Citibank, NA)	a	0.08%		10/07/13	18,000,000	18,000,000

State Personal Income Tax RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,000,000	3,000,000

State Personal Income Tax RB Series 2010F (LIQ: Bank of America, NA)	a	0.10%		10/07/13	5,000,000	5,000,000

State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,000,000	2,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A1 (LOC: Mizuho Bank Ltd)		0.08%		10/07/13	19,100,000	19,100,000

Facilities RB (Consolidated Edison) Series 2005A3 (LOC: Mizuho Bank Ltd)		0.06%		10/07/13	3,000,000	3,000,000

New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,500,000	2,500,000

State Revolving Funds RB Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	6,600,000	6,600,000

New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.07%		10/07/13	17,785,000	17,785,000

Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)		0.08%		10/07/13	66,175,000	66,175,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.08%		10/07/13	41,000,000	41,000,000

Housing RB (College Arms Apts) Series 2008A (LOC: Freddie Mac)		0.08%		10/07/13	7,590,000	7,590,000

Housing RB (North End Ave) Series 2004A (LOC: Fannie Mae)		0.07%		10/07/13	2,300,000	2,300,000

Housing RB (Shore Hill) Series 2008A (LOC: Freddie Mac)		0.07%		10/07/13	6,250,000	6,250,000

New York State Thruway Auth
State Personal Income Tax RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	9,000,000	9,000,000

New York State Urban Development Corp
Service Contract Refunding RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	7,310,000	7,310,000

State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.08%		10/07/13	3,675,000	3,675,000

State Personal Income Tax RB Series 2007B (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	6,500,000	6,500,000

State Personal Income Tax RB Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	4,995,000	4,995,000

State Personal Income Tax RB Series 2009B1 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	5,000,000	5,000,000

State Personal Income Tax RB Series 2013A1 (LIQ: JP Morgan Chase & Co)	a	0.08%		10/07/13	10,685,000	10,685,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	4,700,000	4,700,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	5,215,000	5,215,000

10

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	750,000	750,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.08%		10/07/13	5,540,000	5,540,000

Consolidated Bonds 148th Series (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	13,000,000	13,000,000

Rockland Cnty IDA
RB (Assisted Living At Northern Riverview) Series 1999 (LOC: Manufacturers & Traders Trust Co)		0.17%		10/07/13	8,165,000	8,165,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,415,000	2,415,000

Schenectady IDA
RB (Sunnyview Hospital & Rehabilitation Center) Series 2003A (LOC: Manufacturers & Traders Trust Co)		0.12%		10/07/13	6,250,000	6,250,000

RB (Sunnyview Hospital & Rehabilitation Center) Series 2003B (LOC: Manufacturers & Traders Trust Co)		0.12%		10/07/13	3,825,000	3,825,000

Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMorgan Chase Bank, NA)		0.09%		10/07/13	4,130,000	4,130,000

Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC Bank USA)		0.08%		10/07/13	8,145,000	8,145,000

Triborough Bridge & Tunnel Auth
General RB Series 2003B2 (LOC: Cal St Teachers Retirement Sys)		0.07%		10/07/13	3,225,000	3,225,000

General RB Series 2008C (LIQ: Bank of America, NA)	a	0.12%		10/07/13	3,000,000	3,000,000

General RB Series 2009A2 (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	6,500,000	6,500,000

General Refunding RB Series 2005B-2A (LOC: California Public Employees’ Retirement System)		0.07%		10/01/13	3,005,000	3,005,000

General Refunding RB Series 2012B (LIQ: Deutsche Bank AG)	a	0.08%		10/07/13	9,750,000	9,750,000

Westchester Cnty IDA
Civic Facility RB (Catharine Field Home) Series 2001 (LOC: RBS Citizens NA)		0.10%		10/07/13	6,615,000	6,615,000

Total Variable-Rate Securities
(Cost $1,315,945,000)						1,315,945,000

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $1,915,951,560.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $696,466,169 or 36.6% of net assets.

 11

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

12

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47706SEP13

 13

The Charles Schwab Family of Funds
Schwab New Jersey AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

33.5%	Fixed-Rate Securities	206,128,132	206,128,132
65.7%	Variable-Rate Securities	404,245,706	404,245,706

99.2%	Total Investments	610,373,838	610,373,838
0.8%	Other Assets and Liabilities, Net		4,923,364

100.0%	Net Assets		615,297,202

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 33.5% of net assets

New Jersey 29.8%
Clifton
BAN	b	1.25%		10/16/14	6,100,000	6,156,364

East Brunswick
BAN		1.50%		01/03/14	4,150,000	4,159,720

BAN		2.00%		07/31/14	2,000,000	2,028,640

Elizabeth
Sewer Utility BAN Series 2013		1.00%		04/11/14	6,000,000	6,019,480

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003A		5.50%		11/01/13	1,335,000	1,340,746

Hamilton Township
BAN Series 2013A&B		0.75%		06/12/14	6,280,000	6,300,903

Hudson Cnty
BAN		1.00%		12/06/13	800,000	800,690

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2012O1		1.13%		12/20/13	7,500,000	7,510,208

Cnty Guaranteed Pooled Notes Series 2013Q1		2.00%		07/25/14	2,500,000	2,528,803

Jefferson Township
BAN		1.25%		06/26/14	4,000,000	4,029,869

Lawrence Township
BAN		1.25%		07/25/14	3,000,000	3,021,628

Middlesex Cnty
GO Refunding Bonds Series 2010		4.00%		12/15/13	510,000	513,859

Middlesex Cnty Improvement Auth
Lease Refunding RB Series 2010		2.00%		07/01/14	430,000	435,411

New Jersey
COP 2008A		5.00%		06/15/14	1,000,000	1,033,631

COP Series 2004A		5.00%		06/15/14	5,400,000	5,577,862

GO Refunding Bonds Series H		5.25%		07/01/14	615,000	637,726

 1

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Refunding Bonds Series M		5.50%		07/15/14	275,000	286,270

GO Refunding Bonds Series N		5.50%		07/15/14	500,000	520,713

GO Refunding Bonds Series O		5.00%		08/01/14	450,000	467,463

GO Refunding Bonds Series Q		5.00%		08/15/14	250,000	260,145

New Jersey Building Auth
State Building RB Series 2004B		5.25%		12/15/13	740,000	747,330

State Building Refunding RB Series 2007B		5.00%		06/15/14	100,000	103,121

State Building Refunding RB Series 2011A		5.00%		06/15/14	2,400,000	2,479,360

New Jersey Economic Development Auth
Cigarette Tax RB Series 2004 (ESCROW)		5.75%		06/15/14	4,850,000	5,038,193

Transportation Project Sublease Refunding RB Series 2008A		5.00%		05/01/14	150,000	153,979

New Jersey Educational Facilities Auth
Refunding RB (New Jersey Institute of Technology) Series 2004B (ESCROW)		5.00%		01/01/14	2,410,000	2,438,760

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		10/09/13	12,440,000	12,440,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C		5.50%		12/15/13	1,165,000	1,177,201

Transportation System Bonds Series 2003A		5.50%		12/15/13	1,600,000	1,616,709

Transportation System Bonds Series 2004B		5.25%		12/15/13	1,410,000	1,424,027

Transportation System Bonds Series 2005A		5.25%		12/15/13	5,725,000	5,781,661

Transportation System Bonds Series 2005B		5.25%		12/15/13	5,695,000	5,751,615

Transportation System Bonds Series 2005B&2006A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		10/24/13	11,800,000	11,800,000

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.29%		12/12/13	14,040,000	14,040,000

Transportation System Bonds Series 2011A		3.00%		06/15/14	250,000	254,557

Transportation System Bonds Series 2011B		4.00%		06/15/14	3,425,000	3,516,330

Transportation System Bonds Series 2011B		5.00%		06/15/14	2,500,000	2,584,239

Parsippany-Troy Hills Township
BAN Series 2012		0.75%		10/04/13	6,200,000	6,200,254

Port Auth of New York & New Jersey
Consolidated Bonds 155th Series		2.00%		10/01/13	350,000	350,000

CP Series B		0.14%		10/01/13	10,010,000	10,010,000

CP Series B		0.14%		10/02/13	10,015,000	10,015,000

CP Series B		0.11%		10/16/13	6,245,000	6,245,000

CP Series B		0.11%		11/13/13	13,670,000	13,670,000

Rutgers State Univ
GO Bonds Series 2010I		4.00%		05/01/14	100,000	102,090

Teaneck
BAN		0.75%		04/25/14	11,778,024	11,809,133

						183,378,690

Colorado 0.4%
Plaza Metropolitan Distrct No. 1
Public Improvement Fee/Tax Increment RB Series 2003 (ESCROW)		8.00%		06/01/14	2,500,000	2,649,162

Florida 0.3%
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2005A		5.00%		06/01/14	400,000	412,457

Public Education Capital Outlay Refunding Bonds Series 2011A		5.00%		06/01/14	700,000	721,670

2

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
JEA
Electric System Sub RB Series 2009D		5.00%		10/01/13	750,000	750,000

						1,884,127

Hawaii 0.0%
Honolulu
GO Bonds Series 2005F		4.25%		07/01/14	125,000	128,688

Illinois 0.5%
Illinois
Sales Tax RB Series May 2002		5.50%		06/15/14	100,000	103,603

Sales Tax RB Series March 2004 (ESCROW)		5.00%		06/15/14	2,000,000	2,066,776

Illinois Regional Transportation Auth
GO Refunding Bonds Series 1999		5.75%		06/01/14	150,000	155,234

GO Refunding Bonds Series 2001B		5.50%		06/01/14	185,000	191,211

Metropolitan Water Reclamation District of Greater Chicago
Unlimited Tax GO Bonds Series July 2011C		3.00%		12/01/13	425,000	426,902

						2,943,726

Indiana 0.3%
Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.75%		10/17/13	2,000,000	2,000,000

Louisiana 0.1%
Louisiana Public Facilities Auth
Mortgage RB (Baton Rouge General Medical Center) Series 2004 (ESCROW)		5.25%		07/01/14	790,000	819,165

Maryland 0.2%
Maryland Health & Higher Educational Facilities Auth
RB (John Hopkins Univ) Series 2004A (ESCROW)		5.00%		07/01/14	1,000,000	1,034,306

Michigan 0.1%
Michigan State Hospital Finance Auth
Refunding & Project RB (Ascension Health) Series 2010F3		2.63%		06/30/14	570,000	580,097

North Carolina 0.3%
Dare Cnty
COP Series 2004 (ESCROW)		5.25%		06/01/14	1,620,000	1,673,805

South Carolina 0.2%
South Carolina Public Service Auth
Revenue Obligation Series 2009E		4.00%		01/01/14	400,000	403,646

Revenue Obligations Series 2007A		5.00%		01/01/14	125,000	126,451

Revenue Obligations Series 2009B		4.00%		01/01/14	250,000	252,318

Revenue Obligations Series 2009E		5.00%		01/01/14	125,000	126,436

						908,851

Texas 1.1%
Alief ISD
Unlimited Tax GO Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund)		5.00%		02/18/14	525,000	534,278

 3

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Channelview ISD
Unlimited Tax GO Refunding RB Series 2012 (GTY: Texas Permanent School Fund)		3.00%		08/15/14	180,000	184,128

Cypress-Fairbanks ISD
Unlimited Tax GO Refunding Bonds Series 2012A (GTY: Texas Permanent School Fund)		3.00%		02/18/14	250,000	252,514

Unlimited Tax Refunding Bonds Series 1993A (GTY: Texas Permanent School Fund)		0.40%		02/18/14	100,000	99,848

Dallas ISD
Unlimited Tax GO Bonds Series 2006 (GTY: Texas Permanent School Fund)		4.00%		08/15/14	500,000	516,389

Unlimited Tax GO Bonds Series 2014 (GTY: Texas Permanent School Fund)		5.00%		02/18/14	450,000	457,931

El Paso ISD
Unlimited Tax GO Refunding Bonds Series 2004A (GTY: Texas Permanent School Fund)		5.25%		08/15/14	200,000	208,584

Elgin ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund)		4.25%		08/01/14	110,000	113,579

Evadale ISD
GO Refunding Bonds Series 2011 (GTY: Texas Permanent School Fund)		2.00%		02/18/14	300,000	301,860

Goose Creek Consolidated ISD
Unlimited Tax GO Bonds Series 2013 (GTY: Texas Permanent School Fund)		2.00%		02/18/14	695,000	699,273

Houston ISD
Limited Tax GO Refunding Bonds Series 1992 (GTY: Texas Permanent School Fund)		6.30%		08/15/14	150,000	157,820

Limited Tax Refunding Bonds Series 2005A (GTY: Texas Permanent School Fund)		0.27%		02/18/14	400,000	399,583

Katy ISD
Unlimited Tax Refunding Bonds Series 2008A (GTY: Texas Permanent School Fund)		3.75%		02/18/14	300,000	303,853

New Braunfels ISD
Unlimited Tax Refunding Bonds Series 2010 (GTY: Texas Permanent School Fund)		3.00%		02/01/14	400,000	403,576

Sabine ISD
Unlimited Tax GO Bonds Series 2013 (GTY: Texas Permanent School Fund)		4.00%		02/18/14	530,000	537,187

San Antonio
Water System Refunding RB Series 2005		5.00%		05/15/14	100,000	102,825

Water System Refunding RB Series 2012A		3.00%		05/15/14	850,000	864,330

San Antonio ISD
Unlimited Tax Refunding Bonds Series 2011 (GTY: Texas Permanent School Fund)		5.00%		08/15/14	100,000	104,068

Sharyland ISD
Unlimited Tax GO Bonds Series 2006 (GTY: Texas Permanent School Fund)		4.50%		02/18/14	500,000	507,909

						6,749,535

Washington 0.2%
Washington
Motor Vehicle Fuel Tax GO Bonds Series 2004C		0.54%		06/01/14	200,000	199,269

Motor Vehicle Fuel Tax GO Bonds Series 2006B		5.00%		07/01/14	250,000	258,776

Motor Vehicle Fuel Tax GO Bonds Series 2012B1		4.00%		08/01/14	580,000	598,000

4

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2013B		5.00%		07/01/14	200,000	206,935

						1,262,980

Wyoming 0.0%
Wyoming Community Development Auth
Housing RB Series 2013-2		0.38%		12/01/13	115,000	115,000

Total Fixed-Rate Securities
(Cost $206,128,132)						206,128,132

Variable-Rate Securities 65.7% of net assets

New Jersey 59.5%
Camden Cnty Improvement Auth
Health Care Redevelopment RB (Cooper Health) Series 2004B (LOC: TD Bank NA)		0.06%		10/07/13	3,415,000	3,415,000

Delaware River Port Auth
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.06%		10/07/13	4,000,000	4,000,000

Refunding RB Series 2010B (LOC: Barclays Bank Plc)		0.06%		10/07/13	4,000,000	4,000,000

Refunding RB Series 2010C (LOC: Bank of New York Mellon)		0.06%		10/07/13	4,000,000	4,000,000

Essex Cnty Improvement Auth
RB (Jewish Community Center of MetroWest) Series 2005 (LOC: Wells Fargo Bank, NA)		0.05%		10/07/13	3,665,000	3,665,000

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003B (LIQ: Deutsche Bank AG)	a	0.13%		10/07/13	6,905,000	6,905,000

Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	8,275,000	8,275,000

New Jersey
TRAN Series Fiscal 2014A	a	0.37%	10/01/13	06/26/14	6,300,000	6,300,706

New Jersey Building Auth
State Building RB Series 2003A4 (LOC: Barclays Bank Plc)		0.07%		10/07/13	8,000,000	8,000,000

New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	4,000,000	4,000,000

Motor Vehicle Surcharge RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.12%		10/07/13	5,715,000	5,715,000

RB (Applewood Estates) Series 2005B (LOC: TD Bank NA)		0.06%		10/07/13	8,000,000	8,000,000

RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.07%		10/07/13	6,000,000	6,000,000

RB (Crane’s Mill) Series 2008B (LOC: TD Bank NA)		0.07%		10/07/13	720,000	720,000

RB (Princeton Day School) Series 2005 (LOC: US Bank, NA)		0.07%		10/07/13	10,000,000	10,000,000

RB (Wyckoff Family YMCA) 2003 (LOC: JPMorgan Chase Bank, NA)		0.07%		10/07/13	4,275,000	4,275,000

Refunding RB (Crane’s Mill) Series 2005B (LOC: TD Bank NA)		0.07%		10/07/13	11,045,000	11,045,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	11,395,000	11,395,000

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.07%		10/07/13	15,360,000	15,360,000

RB (Composite Program) Series 2003A3 (LOC: Wells Fargo Bank, NA)		0.05%		10/07/13	7,700,000	7,700,000

RB (Composite Program) Series 2006A3 (LOC: JPMorgan Chase Bank, NA)		0.07%		10/07/13	3,240,000	3,240,000

RB (Composite Program) Series 2006A4 (LOC: Wells Fargo Bank, NA)		0.05%		10/07/13	1,500,000	1,500,000

 5

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Composite Program) Series 2006A5 (LOC: Wells Fargo Bank, NA)		0.05%		10/07/13	3,495,000	3,495,000

RB (Hospital Capital Asset Financing Program) Series 1985A (LOC: JPMorgan Chase Bank, NA)		0.08%		10/07/13	16,240,000	16,240,000

RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)	c	0.07%		10/07/13	18,800,000	18,800,000

RB (Robert Wood Johnson Univ Hospital) Series 2004 (LOC: Wells Fargo Bank, NA)		0.05%		10/07/13	1,650,000	1,650,000

RB (Robert Wood Johnson Univ Hospital) Series 2013B (LOC: Wells Fargo Bank, NA)		0.04%		10/07/13	10,000,000	10,000,000

RB (Virtua Health) Series 2004 (LOC: Wells Fargo Bank, NA)		0.05%		10/07/13	21,320,000	21,320,000

RB (Virtua Health) Series 2009D (LOC: TD Bank NA)		0.07%		10/07/13	2,360,000	2,360,000

Refunding RB (Underwood-Memorial Hospital) Series 2008 (LOC: TD Bank NA)		0.06%		10/07/13	8,320,000	8,320,000

New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B (LOC: Bank of America, NA)		0.08%		10/07/13	8,705,000	8,705,000

S/F Housing RB Series 2005N (LIQ: Barclays Bank Plc)		0.07%		10/07/13	6,300,000	6,300,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)	c	0.05%		10/07/13	17,000,000	17,000,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.08%		10/07/13	3,700,000	3,700,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a,c	0.11%		10/07/13	14,775,000	14,775,000

Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	14,950,000	14,950,000

Transportation System Bonds Series 2009C (LOC: Wells Fargo Bank, NA)		0.07%		10/07/13	4,000,000	4,000,000

New Jersey Turnpike Auth
RB Series 2009A (LOC: JPMorgan Chase Bank, NA)		0.08%		10/07/13	4,225,000	4,225,000

RB Series 2009B (LOC: PNC Bank NA)		0.05%		10/07/13	8,000,000	8,000,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	5,250,000	5,250,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a,c	0.07%		10/07/13	8,610,000	8,610,000

Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.08%		10/07/13	8,740,000	8,740,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	1,395,000	1,395,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.08%		10/07/13	5,900,000	5,900,000

Consolidated Bonds 166th Series (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	2,150,000	2,150,000

Consolidated Bonds 171st Series (LIQ: Citibank, NA)	a	0.08%		10/07/13	2,420,000	2,420,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	5,215,000	5,215,000

GO Bonds Series 2009F (LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	6,335,000	6,335,000

GO Refunding Bonds Series 2013J (LIQ: Citibank, NA)	a	0.08%		10/07/13	6,740,000	6,740,000

Union Cnty Improvement Auth
Lease Refunding RB Series 2013A (LIQ: Deutsche Bank AG)	a	0.12%		10/07/13	11,920,000	11,920,000

						366,025,706

Colorado 0.1%
Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005 (LOC: BNP Paribas)		0.19%		10/07/13	645,000	645,000

6

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

District of Columbia 0.3%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.11%		10/07/13	1,505,000	1,505,000

Florida 1.6%
Jacksonville
Capital Projects RB Series 2008A (LOC: Bank of America, NA)		0.11%		10/07/13	5,000,000	5,000,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: Freddie Mac)		0.08%		10/07/13	5,100,000	5,100,000

						10,100,000

Georgia 1.0%
Macon Water Auth
Water & Sewer RB Series 2012		0.08%		10/07/13	6,000,000	6,000,000

Illinois 0.8%
Illinois Finance Auth
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.08%		10/07/13	2,000,000	2,000,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	3,000,000	3,000,000

						5,000,000

Massachusetts 0.2%
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.11%		10/07/13	1,200,000	1,200,000

Minnesota 0.8%
St. Paul Port Authority
District Heating RB 2009-14 Series S (LOC: Deutsche Bank AG)		0.09%		10/07/13	4,665,000	4,665,000

New Hampshire 1.2%
New Hampshire Business Finance Auth
RB (Foundation for Seacoast Health) Series 1998A (LOC: RBS Citizens NA)		0.22%		10/07/13	4,655,000	4,655,000

New Hampshire Health & Education Facilities Auth
RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.07%		10/07/13	3,000,000	3,000,000

						7,655,000

Washington 0.2%
Washington State Housing Finance Commission
Nonprofit RB (Bush School) Series 2006 (LOC: Bank of America, NA)		0.10%		10/07/13	1,450,000	1,450,000

Total Variable-Rate Securities
(Cost $404,245,706)						404,245,706

End of Investments.

 7

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

At 09/30/13, the tax basis cost of the fund’s investments was $610,373,838.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $178,270,706 or 29.0% of net assets.
b	Delayed-delivery security.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

8

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47710SEP13

 9

The Charles Schwab Family of Funds
Schwab Pennsylvania Municipal Money Fund™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

22.0%	Fixed-Rate Securities	114,263,067	114,263,067
80.0%	Variable-Rate Securities	414,659,870	414,659,870

102.0%	Total Investments	528,922,937	528,922,937
(2.0%)	Other Assets and Liabilities, Net		(10,552,463)

100.0%	Net Assets		518,370,474

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 22.0% of net assets

Pennsylvania 19.8%
Allegheny Cnty Hospital Development Auth
Health Center Refunding RB (Univ of Pittsburgh Medical Ctr) Series 1998B		5.25%		11/01/13	4,440,000	4,458,747

RB (Univ of Pittsburgh Medical Center) Series 2008A		5.00%		09/01/14	3,225,000	3,366,104

RB (Univ of Pittsburgh Medical Center) Series 2008B		5.00%		06/15/14	1,000,000	1,033,309

Allegheny Cnty IDA
RB (St. Joseph HS) Series 2009 (LOC: PNC Bank NA)		0.40%		12/01/13	6,000,000	6,000,000

Chester Cnty IDA
RB (Collegium Charter School) Series 2004A (ESCROW)		5.00%		04/15/14	1,050,000	1,087,348

Montgomery Cnty
TRAN Series 2013		1.25%		12/31/13	2,500,000	2,506,480

Pennsylvania
GO Bonds First Series 2006		5.00%		10/01/13	125,000	125,000

GO Bonds First Series 2010A		5.00%		02/18/14	4,980,000	5,069,296

GO Bonds First Series 2012		4.00%		06/01/14	205,000	210,121

GO Bonds Second Series 2010		5.00%		05/01/14	155,000	159,105

GO Bonds Third Series 2004		5.00%		09/01/14	225,000	234,646

GO Bonds Third Series 2010A		5.00%		07/15/14	600,000	622,257

GO Refunding Bonds First Series 2002		5.50%		02/01/14	175,000	177,958

Pennsylvania HFA
S/F Mortgage RB Series 2006-95B		3.90%		04/01/14	590,000	600,701

S/F Mortgage RB Series 2009-106A		2.25%		04/01/14	500,000	504,335

S/F Mortgage RB Series 2010-109		1.40%		10/01/13	995,000	995,000

S/F Mortgage RB Series 2013-115A		0.20%		04/01/14	4,745,000	4,745,000

Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		11/21/13	2,190,000	2,190,000

RB (Philadelphia Univ) Series 2004A (ESCROW)		5.25%		06/01/14	6,305,000	6,514,287

 1

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pennsylvania Infrastructure Investment Auth
CP Series 2010A (LOC: Bank of America, NA)		0.10%		11/05/13	7,000,000	7,000,000

Pennsylvania State Turnpike Commission
Sub RB Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		11/21/13	4,020,000	4,020,000

Pennsylvania State Univ
Refunding Bonds Series 2002		5.25%		08/15/14	175,000	182,511

Refunding Bonds Series 2009B		0.22%		06/01/14	9,235,000	9,235,000

Philadelphia
Water & Wastewater Refunding RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		11/21/13	2,875,000	2,875,000

Water & Wastewater Refunding RB Series 2012		1.00%		11/01/13	2,645,000	2,646,591

Philadelphia SD
GO Bonds Series 2004D (ESCROW)		5.13%		06/01/14	1,100,000	1,135,478

Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2005C		0.12%		10/01/13	20,000,000	20,000,000

Capital Project & Refunding Bonds Series 2007B		0.12%		11/04/13	4,500,000	4,500,000

PITT Asset Notes Series 2013		2.00%		07/11/14	4,200,000	4,259,185

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.50%		07/01/14	6,300,000	6,300,000

						102,753,459

Alaska 0.1%
Alaska Industrial Development & Export Auth
RB (Providence Health) Series 2003H		5.25%		10/01/13	500,000	500,000

Colorado 0.2%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009B2		5.00%		11/12/13	900,000	904,909

Florida 0.1%
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B		5.00%		06/01/14	125,000	128,893

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2003A		5.00%		10/01/13	200,000	200,000

						328,893

Georgia 0.2%
Lowndes Cnty
GO Sales Tax Bonds Series 2008		3.75%		04/01/14	1,140,000	1,159,475

Hawaii 0.0%
Honolulu
GO Bonds Series 2005C		5.00%		07/01/14	100,000	103,472

Illinois 0.1%
Illinois Finance Auth
RB (Advocate Health Care Network) Series 2008D		4.50%		11/01/13	255,000	255,855

Indiana 0.3%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	700,000	706,528

2

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.75%		10/17/13	1,000,000	1,000,000

						1,706,528

Michigan 0.3%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		2.00%		08/01/14	1,455,000	1,475,816

North Carolina 0.3%
Dare Cnty
COP Series 2004 (ESCROW)		5.25%		06/01/14	1,620,000	1,673,805

South Carolina 0.0%
South Carolina Public Service Auth
Refunding Revenue Obligations Series 2007B		5.00%		01/01/14	100,000	101,168

Refunding Revenue Obligations Series 2010B		5.00%		01/01/14	100,000	101,147

						202,315

Texas 0.6%
Arlington ISD
Unlimited Tax Refunding Bonds Series 2004 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	150,000	152,619

Austin
Water & Wastewater System Refunding RB Series 2001C		5.38%		11/15/13	545,000	548,330

Water & Wastewater System Refunding RB Series 2009		4.00%		11/15/13	400,000	401,808

Crowley ISD
Unlimited Tax GO Refunding Bonds Series 2004 (GTY: Texas Permanent School Fund)		5.00%		08/01/14	125,000	129,878

Cypress-Fairbanks ISD
Unlimited Tax GO Refunding Bonds Series 2008 (GTY: Texas Permanent School Fund)		4.00%		02/18/14	110,000	111,472

Katy ISD
Unlimited Tax GO Bonds Series 2010C (GTY: Texas Permanent School Fund)		5.00%		02/15/14	200,000	203,448

La Joya ISD
Unlimited Tax GO Bonds Series 2006 (GTY: Texas Permanent School Fund)		5.00%		02/18/14	265,000	269,635

Pasadena ISD
Unlimited Tax GO Bonds Series 2007 (GTY: Texas Permanent School Fund)		5.00%		02/15/14	225,000	228,931

Pflugerville ISD
Unlimited Tax GO Bonds Series 2006 (GTY: Texas Permanent School Fund)		5.00%		02/18/14	200,000	203,514

San Antonio
Tax & Revenue Certificates of Obligation Series 2011		4.00%		08/01/14	230,000	237,080

Univ of Houston
Consolidated Refunding RB Series 2006		5.00%		02/18/14	700,000	711,825

						3,198,540

Total Fixed-Rate Securities
(Cost $114,263,067)						114,263,067

 3

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Securities 80.0% of net assets

Pennsylvania 68.3%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.08%		10/07/13	3,655,000	3,655,000

Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburg Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.12%	10/03/13	12/12/13	12,000,000	12,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	2,000,000	2,000,000

Allegheny Cnty IDA
RB (Oakland Catholic HS) Series 2012 (LOC: PNC Bank NA)		0.09%		10/07/13	8,065,000	8,065,000

Beaver Cnty IDA
Pollution Control Refunding RB (FirstEnergy Nuclear Generation) Series 2006B (LOC: Citibank, NA)		0.07%		10/01/13	1,250,000	1,250,000

Pollution Control Refunding RB (PA Electric Co) Series 2005B (LOC: UBS AG)		0.03%		10/01/13	3,760,000	3,760,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.10%		10/07/13	3,850,000	3,850,000

Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: Bank of America, NA)		0.13%		10/07/13	24,480,000	24,480,000

Chester Cnty IDA
Student Housing RB Series 2008A2 (LOC: TD Bank NA)		0.07%		10/07/13	1,500,000	1,500,000

Commonwealth Financing Auth
RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	900,000	900,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.08%		10/07/13	2,000,000	2,000,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.12%		10/07/13	315,000	315,000

Emmaus General Auth
Local Government RB (Saucon Valley SD) Series 1989G19 (LOC: US Bank, NA)		0.08%		10/07/13	100,000	100,000

Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: Manufacturers & Traders Trust Co)		0.09%		10/07/13	3,500,000	3,500,000

Franklin Cnty IDA
RB (Chambersburg Hospital) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	9,880,000	9,880,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	4,795,000	4,795,000

Health System RB (Geisinger Health) Series 2011B (LIQ: JPMorgan Chase Bank, NA)		0.04%		10/01/13	1,505,000	1,505,000

Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes) Series 2008D (LOC: JPMorgan Chase Bank, NA)		0.04%		10/01/13	3,240,000	3,240,000

RB (Landis Homes Retirement Community) Series 2002 (LOC: Manufacturers & Traders Trust Co)		0.12%		10/07/13	4,195,000	4,195,000

RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.12%		10/07/13	11,625,000	11,625,000

Luzerne Cnty Converntion Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC Bank NA)		0.08%		10/07/13	4,000,000	4,000,000

4

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.13%		10/07/13	5,000,000	5,000,000

Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	5,000,000	5,000,000

North Hampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMorgan Chase Bank, NA)		0.22%		10/07/13	7,500,000	7,500,000

Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	3,000,000	3,000,000

Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.08%		10/07/13	10,500,000	10,500,000

GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		10/07/13	11,000,000	11,000,000

Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012C (LOC: PNC Bank NA)		0.07%		10/07/13	800,000	800,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.08%		10/07/13	11,470,000	11,470,000

S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.08%		10/07/13	5,600,000	5,600,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.08%		10/07/13	5,690,000	5,690,000

S/F Mortgage RB Series 2004-83B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		10/07/13	9,695,000	9,695,000

S/F Mortgage RB Series 2005-88B (LIQ: PNC Bank NA)		0.08%		10/07/13	4,750,000	4,750,000

S/F Mortgage RB Series 2005-88C (LIQ: PNC Bank NA)		0.08%		10/07/13	935,000	935,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		10/07/13	23,900,000	23,900,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.15%		10/07/13	307,870	307,870

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.08%		10/07/13	2,605,000	2,605,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.13%		10/07/13	1,015,000	1,015,000

S/F Mortgage RB Series 2007-100C (LIQ: JPMorgan Chase Bank, NA)		0.09%		10/01/13	1,505,000	1,505,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		10/07/13	4,510,000	4,510,000

Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: Manufacturers & Traders Trust Co)		0.10%		10/07/13	5,500,000	5,500,000

Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		10/07/13	6,905,000	6,905,000

Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	6,955,000	6,955,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	13,985,000	13,985,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.07%		10/07/13	7,805,000	7,805,000

Water & Wastewater RB Series 1997B (LOC: TD Bank NA)		0.07%		10/07/13	27,670,000	27,670,000

Philadelphia IDA
RB (Girard Estate Aramark Tower) Series 2002 (LOC: JPMorgan Chase Bank, NA)		0.11%		10/07/13	2,400,000	2,400,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		10/07/13	6,505,000	6,505,000

 5

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Philadelphia SD
GO Refunding Bonds Series 2009C (LOC: TD Bank NA)		0.07%		10/07/13	1,815,000	1,815,000

GO Refunding Bonds Series 2010G (LOC: Wells Fargo Bank, NA)		0.06%		10/07/13	2,390,000	2,390,000

St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B (LOC: Bank of New York Mellon)		0.05%		10/07/13	15,000,000	15,000,000

RB (Catholic Health Initiatives) Series 2004C		0.07%		10/07/13	18,600,000	18,600,000

Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.05%		10/07/13	8,215,000	8,215,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.08%		10/07/13	2,000,000	2,000,000

Wilkinsburg Municipal Auth
RB (Monroeville Christian/Judea Foundation) Series 2006 (LOC: RBS Citizens NA)		0.19%		10/07/13	6,635,000	6,635,000

						353,777,870

Alabama 0.6%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.13%		10/07/13	1,070,000	1,070,000

Lake Martin IDA
RB (Great Southern Properties) Series 2011 (LOC: Comerica Bank)		0.14%		10/07/13	1,825,000	1,825,000

						2,895,000

California 0.3%
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: Citibank, NA)		0.13%		10/07/13	1,467,000	1,467,000

Florida 0.3%
Florida Housing Finance Corp
M/F Mortgage RB (Boynton Bay Apartments) Series 2007I (LOC: Citibank, NA)		0.13%		10/07/13	1,700,000	1,700,000

Georgia 2.4%
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)		0.12%		10/07/13	6,785,000	6,785,000

Habersham Cnty Development Auth
IDRB (Steelcell of North America) Series 2009 (LOC: Bank of America, NA)		0.25%		10/07/13	4,825,000	4,825,000

Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.14%		10/07/13	1,000,000	1,000,000

						12,610,000

Indiana 0.6%
Jasper Cnty
Economic Development RB (HGI Dairy Development) Series 2002 (LOC: Rabobank Nederland)		0.11%		10/07/13	3,200,000	3,200,000

South Carolina 0.4%
South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Bayside Apts) Series 2004 (LOC: Wells Fargo Bank, NA)		0.12%		10/07/13	2,250,000	2,250,000

6

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Texas 0.9%
Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: Union Bank, NA)		0.13%		10/07/13	1,500,000	1,500,000

Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.13%		10/07/13	3,100,000	3,100,000

						4,600,000

Washington 0.8%
Washington State Housing Finance Commission
M/F RB (Bridgewood at Four Seasons) Series 2002A (LOC: Fannie Mae)		0.11%		10/07/13	4,160,000	4,160,000

Other Investments 5.4%
Nuveen Ohio Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		10/07/13	7,000,000	7,000,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.17%		10/07/13	11,000,000	11,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.17%		10/07/13	10,000,000	10,000,000

						28,000,000

Total Variable-Rate Securities
(Cost $414,659,870)						414,659,870

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $528,922,937.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $141,657,870 or 27.3% of net assets.

 7

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

8

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47709SEP13

 9

The Charles Schwab Family of Funds
Schwab Massachusetts AMT Tax-Free Money Fund™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

27.1%	Fixed-Rate Securities	109,465,437	109,465,437
68.7%	Variable-Rate Securities	276,970,000	276,970,000

95.8%	Total Investments	386,435,437	386,435,437
4.2%	Other Assets and Liabilities, Net		16,765,456

100.0%	Net Assets		403,200,893

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 27.1% of net assets

Massachusetts 25.2%
Ashburnham
GO BAN		0.75%		01/24/14	4,215,000	4,221,053

Brockton
GO BAN		1.50%		06/13/14	4,000,000	4,033,991

Gardner
GO BAN		1.25%		05/02/14	4,000,000	4,022,798

Hamilton-Wenham Regional SD
GO BAN		0.75%		10/23/13	2,075,000	2,075,633

Haverhill
GO BAN		1.25%		12/01/13	3,500,000	3,505,064

Holyoke
GO BAN		1.25%		11/14/13	4,900,000	4,905,606

Lynnfield
GO BAN		1.25%		06/20/14	1,147,037	1,154,831

Massachusetts
GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/13	450,000	451,942

GO Bonds Consolidated Loan Series 2001D		6.00%		11/01/13	975,000	979,662

GO Bonds Consolidated Loan Series 2002C		4.13%		11/01/13	135,000	135,425

GO Bonds Consolidated Loan Series 2004A		5.00%		08/01/14	400,000	415,788

GO Bonds Consolidated Loan Series 2005B		5.00%		08/01/14	100,000	103,910

GO Bonds Consolidated Loan Series 2006C		5.00%		05/01/14	600,000	616,458

GO Bonds Consolidated Loan Series 2007A		5.00%		05/01/14	100,000	102,735

GO Bonds Consolidated Loan Series 2008A		3.00%		08/01/14	100,000	102,228

GO Bonds Consolidated Loan Series 2009B		5.00%		07/01/14	150,000	154,972

GO Bonds Consolidated Loan Series 2010B		4.00%		06/01/14	100,000	102,443

GO Bonds Consolidated Loan Series 2010C		4.00%		01/01/14	525,000	529,796

GO Bonds Consolidated Loan Series 2011C		0.44%		02/01/14	250,000	249,624

 1

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Consolidated Loan Series 2011D		4.00%		10/01/13	200,000	200,000

GO Bonds Series 2002C		5.50%		11/01/13	1,345,000	1,350,854

GO Refunding Bonds Series 2003B		5.00%		12/01/13	125,000	125,940

GO Refunding Bonds Series 2004A		5.00%		08/01/14	100,000	103,878

GO Refunding Bonds Series 2007A		4.00%		11/01/13	100,000	100,303

Transportation Fund RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		10/24/13	3,355,000	3,355,000

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 1998A		5.50%		03/01/14	2,045,000	2,089,733

Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.14%		12/02/13	7,500,000	7,500,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.12%		11/07/13	4,000,000	4,000,000

Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010B		5.00%		01/01/14	2,000,000	2,023,668

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2010J1		3.00%		07/01/14	300,000	305,808

RB (Partners HealthCare) Series 2010J2		5.00%		07/01/14	2,145,000	2,220,079

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A		5.00%		08/15/14	465,000	484,084

Massachusetts State College Building Auth
RB Series 2004A (ESCROW)		5.00%		05/01/14	2,290,000	2,353,384

Massachusetts Water Pollution Abatement Trust
State Revolving Fund Bonds Series 15A		5.00%		08/01/14	225,000	233,538

Massachusetts Water Resources Auth
General Refunding RB Series 2010B		5.00%		08/01/14	650,000	675,654

Melrose
GO BAN		1.25%		11/15/13	6,795,000	6,803,507

Revere
GO BAN		0.75%		07/18/14	4,000,000	4,014,245

Salem
GO BAN		1.00%		12/20/13	3,790,000	3,796,445

Sharon
GO BAN		1.50%		11/01/13	3,500,000	3,503,841

Univ of Massachusetts Building Auth
CP Notes Series 2013B1 (LIQ: US Bank, NA)		0.15%		01/13/14	6,250,000	6,250,000

Uxbridge
GO BAN		1.25%		10/18/13	4,210,000	4,211,975

Walpole
GO BAN		1.25%		11/29/13	3,125,000	3,129,935

Watertown
GO BAN		1.25%		06/26/14	3,725,000	3,750,354

West Tisbury
Unlimited Tax GO BAN		1.50%		06/05/14	2,495,000	2,516,037

Westfield
GO BAN		1.50%		04/11/14	4,650,000	4,681,469

Worcester
BAN		1.50%		11/07/13	4,000,000	4,005,126

						101,648,816

Florida 0.1%
JEA
Electric System Sub RB Series 2009D		5.00%		10/01/13	300,000	300,000

2

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Illinois 0.2%
Chicago
Wastewater Transmission Second Lien Refunding RB Series 2006B		5.00%		01/01/14	890,000	900,366

Indiana 0.6%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	2,400,000	2,425,240

Michigan 0.6%
Kalamazoo Hospital Finance Auth
Hospital Refunding RB (Borgess Medical Center) Series 1994A (ESCROW)		6.25%		06/01/14	2,500,000	2,599,867

North Carolina 0.4%
Dare Cnty
COP Series 2004 (ESCROW)		5.25%		06/01/14	1,540,000	1,591,148

Total Fixed-Rate Securities
(Cost $109,465,437)						109,465,437

Variable-Rate Securities 68.7% of net assets

Massachusetts 60.7%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.11%		10/07/13	4,000,000	4,000,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Citibank, NA)	a	0.08%		10/07/13	4,500,000	4,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Credit Suisse AG)	a	0.10%		10/07/13	4,000,000	4,000,000

GO Bonds Consolidated Loan Series 2007C (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,900,000	3,900,000

GO Refunding Bonds Series 2001B (GTY/LIQ: Royal Bank of Canada)	a	0.07%		10/07/13	19,800,000	19,800,000

GO Refunding Bonds Series 2001C (LIQ: State Street Bank & Trust Company, NA)		0.06%		10/07/13	1,000,000	1,000,000

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.11%		10/07/13	7,400,000	7,400,000

Sr Sales Tax Bonds Series 2010A	b	0.16%		04/28/14	5,815,000	5,815,000

Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD Bank NA)		0.08%		10/07/13	2,630,000	2,630,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.21%		10/07/13	3,280,000	3,280,000

RB (Boston Univ) Series U5B (LOC: Federal Home Loan Bank)		0.06%		10/07/13	5,000,000	5,000,000

RB (CIL Realty of Mass) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.07%		10/07/13	9,200,000	9,200,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.12%		10/07/13	4,925,000	4,925,000

RB (JHC Assisted Living Corp) Series 1998A (LOC: TD Bank NA)		0.09%		10/07/13	8,460,000	8,460,000

RB (Marine Biological Laboratory) Series 2006 (LOC: JPMorgan Chase Bank, NA)		0.10%		10/07/13	7,690,000	7,690,000

RB (Masonic Nursing Home) Series 2002A (LOC: Manufacturers & Traders Trust Co)		0.09%		10/07/13	7,200,000	7,200,000

RB (Tabor Academy) Series 2007B (LOC: Federal Home Loan Bank)		0.08%		10/07/13	2,725,000	2,725,000

RB (YMCA of Greater Worcester) Series 2006 (LOC: TD Bank NA)		0.08%		10/07/13	3,940,000	3,940,000

 3

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Wentworth Institute of Technology) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.09%		10/07/13	10,850,000	10,850,000

Massachusetts Health & Educational Facilities Auth
RB (Baystate Medical Center) Series 2009K1 (LOC: Wells Fargo Bank, NA)		0.03%		10/01/13	2,000,000	2,000,000

RB (Capital Asset Program) Series 2004M4A (LOC: Bank of America, NA)		0.12%		10/07/13	13,765,000	13,765,000

RB (Capital Asset Program) Series M2 (LOC: Bank of America, NA)		0.12%		10/07/13	2,040,000	2,040,000

RB (Harvard Univ) Series R		0.05%		10/01/13	300,000	300,000

RB (MIT) Series 2008N (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	2,565,000	2,565,000

RB (MIT) Series 2008N (LIQ: Citibank, NA)	a	0.07%		10/07/13	2,000,000	2,000,000

RB (MIT) Series 2008N (LIQ: Deutsche Bank AG)	a	0.09%		10/07/13	11,485,000	11,485,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	2,100,000	2,100,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.07%		10/07/13	8,260,000	8,260,000

Massachusetts Industrial Finance Agency
RB (Groton School) Series 1998B (LIQ: US Bank, NA)		0.09%		10/07/13	6,485,000	6,485,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.09%		10/07/13	6,200,000	6,200,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	5,850,000	5,850,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.07%		10/07/13	10,670,000	10,670,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		10/07/13	1,315,000	1,315,000

Sr Dedicated Sales Tax Bonds Series 2011B (LIQ: Barclays Bank Plc)	a	0.08%		10/07/13	2,865,000	2,865,000

Sr Dedicated Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		10/07/13	3,750,000	3,750,000

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006 (LIQ: Credit Suisse AG)	a	0.07%		10/07/13	8,195,000	8,195,000

State Revolving Fund Bonds Series 14 (LIQ: Morgan Stanley Bank NA)	a	0.10%		10/07/13	6,665,000	6,665,000

Massachusetts Water Resources Auth
General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.08%		10/07/13	8,915,000	8,915,000

Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	2,500,000	2,500,000

Univ of Massachusetts Building Auth
Facilities RB Sr Series 2008A (LIQ: Barclays Bank Plc)		0.07%		10/07/13	6,000,000	6,000,000

RB (Univ of Massachusetts) Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.09%		10/07/13	5,500,000	5,500,000

Refunding RB Sr Series 2011-2	b	0.16%		04/28/14	9,005,000	9,005,000

						244,745,000

Connecticut 0.5%
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)		0.07%		10/01/13	1,945,000	1,945,000

District of Columbia 0.6%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.11%		10/07/13	930,000	930,000

4

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.07%		10/07/13	1,520,000	1,520,000

						2,450,000

Florida 0.8%
Jacksonville
Capital Projects RB Series 2008A (LOC: Bank of America, NA)		0.11%		10/07/13	3,000,000	3,000,000

Georgia 2.2%
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.08%		10/01/13	4,740,000	4,740,000

Macon Water Auth
Water & Sewer RB Series 2012		0.08%		10/07/13	4,000,000	4,000,000

						8,740,000

Minnesota 0.4%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: Wells Fargo Bank, NA)		0.17%		10/07/13	1,495,000	1,495,000

Missouri 0.7%
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Health Care) Series 2005D4 (LIQ: JPMorgan Chase Bank, NA)		0.11%		10/07/13	3,000,000	3,000,000

New Mexico 1.2%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-2A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		10/07/13	4,990,000	4,990,000

Oregon 0.5%
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.12%	10/03/13	10/01/14	2,000,000	2,000,000

Texas 1.1%
Port of Port Arthur Navigation District
Environmental Facilities RB (Motiva Enterprises) Refunding Series 2010B		0.07%		10/01/13	3,300,000	3,300,000

Environmental Facilities RB (Motiva Enterprises) Series 2010D		0.07%		10/01/13	1,305,000	1,305,000

						4,605,000

Total Variable-Rate Securities
(Cost $276,970,000)						276,970,000

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $386,435,437.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $134,900,000 or 33.5% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $14,820,000 or 3.7% of net assets.

 5

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

6

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47708SEP13

 7

The Charles Schwab Family of Funds
Schwab Advisor Cash Reserves

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

62.1%	Fixed-Rate Obligations	13,963,560,986	13,963,560,986
15.5%	Variable-Rate Obligations	3,498,843,851	3,498,843,851
22.7%	Repurchase Agreements	5,097,590,058	5,097,590,058

100.3%	Total Investments	22,559,994,895	22,559,994,895
(0.3%)	Other Assets and Liabilities, Net		(57,281,533)

100.0%	Net Assets		22,502,713,362

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 62.1% of net assets

Asset Backed Commercial Paper 6.8%
CAFCO, LLC	a,b,c	0.41%		02/18/14	7,000,000	6,988,839
	a,b,c	0.42%		02/27/14	55,000,000	54,904,392
	a,b,c	0.38%		03/17/14	70,000,000	69,876,606

Cancara Asset Securitisation, LLC	a,b,c	0.21%		10/07/13	38,000,000	37,998,670
	a,b,c	0.21%		10/15/13	4,000,000	3,999,673
	a,b,c	0.21%		10/21/13	19,000,000	18,997,783
	a,b,c	0.21%		10/30/13	22,000,000	21,996,278
	a,b,c	0.21%		12/02/13	12,000,000	11,995,660
	a,b,c	0.21%		12/18/13	35,000,000	34,984,075
	a,b,c	0.21%		01/03/14	22,000,000	21,987,937
	a,b,c	0.21%		01/09/14	10,000,000	9,994,167

Chariot Funding, LLC	a,b,c	0.26%		10/11/13	13,000,000	12,999,061
	a,b,c	0.26%		10/15/13	5,000,000	4,999,494
	a,b,c	0.25%		10/30/13	5,000,000	4,998,993
	a,b,c	0.25%		12/04/13	14,368,000	14,361,614

Charta, LLC	a,b,c	0.43%		12/19/13	115,000,000	114,891,485
	a,b,c	0.26%		12/27/13	4,000,000	3,997,487
	a,b,c	0.42%		02/04/14	70,000,000	69,897,100

Ciesco, LLC	a,b,c	0.41%		02/18/14	14,000,000	13,977,678
	a,b,c	0.39%		03/05/14	108,000,000	107,820,975

Collateralized Commercial Paper Co, LLC	a,b	0.32%		12/09/13	104,000,000	103,936,213
	a,b	0.32%		12/20/13	100,000,000	99,928,889
	a,b	0.32%		01/22/14	41,000,000	40,958,818
	a,b	0.32%		02/05/14	18,000,000	17,979,680

Collateralized Commercial Paper II Co, LLC	b,c	0.32%		12/13/13	56,000,000	55,963,662

CRC Funding, LLC	a,b,c	0.42%		02/04/14	73,000,000	72,892,690

 1

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.38%		03/17/14	40,000,000	39,929,489

Crown Point Capital Co, LLC	a,b,c	0.21%		10/18/13	54,000,000	53,994,645
	a,b,c	0.25%		10/18/13	12,000,000	11,998,583
	a,b,c	0.25%		10/24/13	31,000,000	30,995,049

Govco, LLC	a,b,c	0.40%		12/12/13	33,000,000	32,973,600

Jupiter Securitization Corp	a,b,c	0.27%		10/03/13	50,000,000	49,999,250

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		10/25/13	10,000,000	9,998,667
	a,b,c	0.20%		11/05/13	8,000,000	7,998,444
	a,b,c	0.20%		11/12/13	4,000,000	3,999,067
	a,b,c	0.20%		11/19/13	23,000,000	22,993,739
	a,b,c	0.20%		11/25/13	6,000,000	5,998,166

Market Street Funding Corp	a,b,c	0.17%		10/02/13	60,459,000	60,458,715

Sheffield Receivables Corp	a,b,c	0.24%		01/10/14	113,000,000	112,923,913
	a,b,c	0.24%		01/27/14	16,000,000	15,987,413

Thunder Bay Funding, LLC	a,b,c	0.24%		01/21/14	26,000,000	25,980,587

						1,519,557,246

Financial Company Commercial Paper 8.8%
Barclays US Funding Corp	a	0.36%		10/21/13	50,000,000	49,990,000
	a	0.31%		11/26/13	17,000,000	16,991,802
	a	0.31%		11/27/13	16,000,000	15,992,147

Canadian Imperial Bank of Commerce		0.01%		10/01/13	43,000,000	43,000,000

Commonwealth Bank of Australia	c	0.21%		03/05/14	86,000,000	85,922,242

General Electric Capital Corp		0.23%		10/01/13	65,000,000	65,000,000
		0.23%		10/07/13	33,000,000	32,998,735
		0.23%		10/28/13	180,000,000	179,968,949
		0.23%		10/29/13	29,000,000	28,994,812
		0.23%		10/30/13	110,000,000	109,979,619
		0.23%		11/19/13	7,000,000	6,997,809
		0.23%		12/10/13	30,000,000	29,986,583
		0.23%		01/24/14	44,000,000	43,967,672

ING (U.S.) Funding, LLC	a	0.25%		10/11/13	14,000,000	13,999,028
	a	0.28%		10/28/13	23,000,000	22,995,256

JP Morgan Chase & Co		0.31%		10/01/13	103,000,000	103,000,000
		0.24%		12/03/13	34,000,000	33,985,720
		0.34%		03/10/14	13,000,000	12,980,356
		0.35%		05/19/14	28,000,000	27,937,389

Lloyds Bank PLC		0.21%		12/12/13	109,000,000	108,954,220

National Australia Funding (Delaware), Inc	a	0.18%		10/01/13	16,000,000	16,000,000

Nationwide Building Society		0.26%		10/04/13	62,000,000	61,998,657

Natixis US Finance Co, LLC	a	0.12%		10/02/13	98,000,000	97,999,673
	a	0.28%		11/04/13	2,000,000	1,999,471
	a	0.26%		11/18/13	16,000,000	15,994,453
	a	0.27%		11/18/13	27,000,000	26,990,280

NRW.BANK		0.05%		10/02/13	78,000,000	77,999,892
		0.07%		10/02/13	90,000,000	89,999,825

2

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.08%		10/02/13	167,000,000	166,999,629

PNC Bank, NA		0.28%		01/30/14	105,000,000	105,000,000
		0.25%		03/17/14	84,000,000	84,000,000

Skandinaviska Enskilda Banken AB		0.21%		10/01/13	55,000,000	55,000,000
		0.29%		10/11/13	6,000,000	5,999,517
		0.30%		11/26/13	3,000,000	2,998,600
		0.28%		04/01/14	35,000,000	34,950,456

Societe Generale North America, Inc	a	0.29%		10/31/13	24,000,000	23,994,200

Swedbank AB		0.28%		12/02/13	68,000,000	67,967,209
		0.24%		12/03/13	8,000,000	7,996,710

						1,977,530,911

Other Commercial Paper 0.5%
Toyota Motor Credit Corp	a	0.24%		12/13/13	50,000,000	49,975,667
	a	0.23%		01/28/14	46,000,000	45,965,027
	a	0.22%		03/05/14	20,000,000	19,981,055

						115,921,749

Certificate of Deposit 37.4%
Abbey National Treasury Services PLC	a	0.11%		10/02/13	117,000,000	117,000,000
	a	0.27%		11/07/13	107,000,000	107,000,000

Bank of Montreal		0.07%		10/01/13	170,000,000	170,000,000
		0.05%		10/02/13	8,000,000	8,000,000
		0.05%		10/03/13	126,000,000	126,000,000

Bank of the West		0.27%		12/11/13	112,000,000	112,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.40%		10/16/13	90,000,000	90,000,000
		0.40%		10/17/13	120,000,000	120,000,000
		0.38%		10/21/13	16,000,000	16,000,000
		0.33%		01/02/14	175,000,000	175,000,000
		0.33%		01/09/14	22,000,000	22,000,000
		0.32%		05/23/14	4,000,000	4,000,000
		0.32%		05/27/14	101,000,000	101,000,000
		0.32%		05/28/14	119,000,000	119,000,000

Barclays Bank PLC		0.32%		11/15/13	72,000,000	72,000,000
		0.31%		11/18/13	67,000,000	67,000,000
		0.31%		12/23/13	36,000,000	36,000,000
		0.30%		01/27/14	6,000,000	6,000,000
		0.30%		03/10/14	11,000,000	11,000,000
		0.25%		03/27/14	67,000,000	67,000,000
		0.25%		04/07/14	31,000,000	31,000,000

BNP Paribas		0.41%		10/15/13	82,000,000	82,000,000
		0.40%		12/05/13	47,000,000	47,000,000
		0.39%		12/13/13	152,000,000	152,000,000
		0.39%		12/20/13	22,000,000	22,000,000
		0.34%		03/03/14	11,000,000	11,000,000
		0.30%		04/01/14	169,000,000	169,000,000

Branch Banking & Trust Co		0.04%		10/01/13	80,000,000	80,000,000
		0.02%		10/07/13	88,000,000	88,000,000

Canadian Imperial Bank of Commerce		0.04%		10/04/13	155,000,000	155,000,000

Chase Bank USA, NA		0.24%		12/03/13	44,000,000	44,000,000

 3

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.33%		02/12/14	222,000,000	222,000,000
		0.32%		02/24/14	94,000,000	94,000,000
		0.32%		03/04/14	10,000,000	10,000,000
		0.32%		03/10/14	64,000,000	64,000,000

Citibank, NA		0.28%		10/09/13	132,000,000	132,000,000
		0.28%		10/17/13	31,000,000	31,000,000
		0.40%		11/13/13	79,000,000	79,000,000
		0.40%		12/05/13	32,000,000	32,000,000
		0.40%		12/16/13	103,000,000	103,000,000
		0.40%		12/19/13	91,000,000	91,000,000
		0.40%		12/20/13	2,000,000	2,000,000
		0.40%		02/14/14	42,000,000	42,000,000

Credit Agricole Corporate & Investment Bank		0.30%		12/03/13	200,000,000	200,000,000
		0.30%		12/05/13	6,000,000	6,000,000

Credit Agricole SA		0.30%		10/11/13	110,000,000	110,000,000
		0.27%		11/15/13	20,000,000	20,000,000

Credit Suisse AG		0.29%		10/23/13	126,000,000	126,000,000
		0.29%		11/06/13	94,000,000	94,000,000
		0.26%		03/18/14	144,000,000	144,000,000
		0.25%		04/01/14	11,000,000	11,000,000

Deutsche Bank AG		0.21%		10/30/13	125,000,000	125,000,000
		0.37%		11/26/13	207,000,000	207,000,000
		0.36%		12/19/13	17,000,000	17,000,000
		0.73%		01/17/14	191,000,000	191,000,000
		0.35%		01/29/14	75,000,000	75,000,000
		0.31%		02/26/14	26,000,000	26,000,000

DNB Bank ASA		0.21%		11/18/13	120,000,000	120,000,000

ING Bank NV		0.38%		01/21/14	2,000,000	2,000,000
		0.37%		02/05/14	115,000,000	115,000,000
		0.38%		03/13/14	60,000,000	60,000,000
		0.38%		03/18/14	26,000,000	26,000,000
		0.39%		04/01/14	76,000,000	76,000,000

JPMorgan Chase Bank, NA		0.25%		10/29/13	185,000,000	185,000,000
		0.32%		03/10/14	98,000,000	98,000,000
		0.32%		03/14/14	12,000,000	12,000,000
		0.32%		04/01/14	27,000,000	27,000,000
		0.32%		04/28/14	145,000,000	145,000,000
		0.32%		05/13/14	55,000,000	55,000,000

Lloyds Bank PLC		0.21%		10/09/13	133,000,000	133,000,000

Mitsubishi UFJ Trust & Banking Corp		0.22%		10/08/13	62,000,000	62,000,000

Mizuho Bank Ltd		0.22%		11/07/13	28,000,000	28,000,000
		0.21%		12/13/13	11,000,000	11,000,000
		0.25%		03/10/14	32,000,000	32,000,000

Natixis SA		0.31%		11/01/13	107,000,000	107,000,000
		0.25%		11/20/13	35,000,000	35,000,000
		0.27%		12/06/13	37,000,000	37,000,000

Rabobank Nederland		0.31%		06/02/14	266,000,000	266,000,000

Skandinaviska Enskilda Banken AB		0.28%		10/08/13	70,000,000	70,000,000
		0.29%		12/13/13	3,000,000	3,000,000
		0.29%		01/27/14	12,000,000	12,000,000

4

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.28%		03/14/14	10,000,000	10,000,000
		0.28%		04/01/14	29,000,000	29,000,000

Societe Generale		0.30%		10/08/13	46,000,000	46,000,000
		0.25%		11/04/13	53,000,000	53,000,000

Sumitomo Mitsui Banking Corp		0.23%		10/01/13	10,000,000	10,000,000
		0.37%		10/15/13	137,000,000	137,000,000
		0.36%		10/22/13	35,000,000	35,000,000
		0.22%		11/08/13	57,000,000	57,000,000
		0.22%		11/13/13	7,000,000	7,000,000
		0.22%		11/14/13	15,000,000	15,000,000
		0.22%		11/15/13	31,000,000	31,000,000
		0.22%		11/26/13	4,000,000	4,000,000
		0.22%		12/02/13	102,000,000	102,000,000
		0.30%		12/16/13	33,000,000	33,000,000
		0.30%		12/18/13	58,000,000	58,000,000
		0.32%		02/14/14	44,000,000	44,000,000
		0.31%		02/19/14	1,000,000	1,000,000
		0.31%		05/27/14	32,000,000	32,000,000
		0.31%		06/02/14	6,000,000	6,000,000
		0.31%		06/03/14	39,000,000	39,000,000
		0.31%		06/05/14	30,000,000	30,000,000
		0.31%		06/09/14	24,000,000	24,000,000
		0.31%		06/12/14	38,000,000	38,000,000

Sumitomo Mitsui Trust Bank Ltd		0.23%		10/15/13	150,000,000	150,000,000
		0.23%		11/05/13	11,000,000	11,000,000
		0.23%		11/08/13	63,000,000	63,000,000
		0.22%		12/20/13	17,000,000	17,000,000
		0.22%		12/23/13	84,000,000	84,000,000
		0.22%		01/07/14	103,000,000	103,000,000
		0.22%		01/09/14	20,000,000	20,000,000

Toronto-Dominion Bank		0.17%		10/01/13	56,000,000	56,000,000
		0.22%		11/22/13	148,000,000	148,000,000
		0.23%		01/21/14	60,000,000	60,000,000
		0.23%		01/23/14	284,000,000	284,000,000
		0.23%		03/06/14	38,000,000	38,000,000

UBS AG		0.24%		03/10/14	81,000,000	81,000,000

Union Bank, NA		0.21%		01/07/14	47,000,000	47,000,000

Wells Fargo Bank, NA		0.21%		03/25/14	24,000,000	24,000,000

						8,425,000,000

Government Agency Debt 2.4%
Fannie Mae		0.03%		10/02/13	2,000,000	1,999,998
		0.04%		10/25/13	75,000,000	74,998,250

Federal Home Loan Bank		0.06%		10/02/13	9,000,000	8,999,985
		0.06%		10/04/13	2,000,000	1,999,990
		0.01%		10/09/13	26,000,000	25,999,948
		0.07%		10/09/13	22,000,000	21,999,658
		0.02%		10/11/13	2,000,000	1,999,992
		0.01%		10/16/13	25,000,000	24,999,896
		0.01%		10/18/13	4,000,000	3,999,957
		0.04%		10/21/13	88,000,000	87,998,044
		0.01%		10/23/13	2,000,000	1,999,988
		0.03%		10/23/13	96,860,000	96,858,316
		0.04%		10/23/13	7,000,000	6,999,850
		0.02%		10/25/13	59,100,000	59,099,212

 5

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.04%		10/25/13	2,000,000	1,999,947
		0.04%		11/06/13	15,000,000	14,999,400
		0.02%		11/08/13	8,000,000	7,999,873
		0.03%		11/08/13	2,000,000	1,999,937
		0.01%		11/22/13	20,000,000	19,999,740
		0.03%		11/27/13	9,000,000	8,999,644

Freddie Mac		0.02%		10/22/13	14,600,000	14,599,830
		0.01%		10/28/13	50,000,000	49,999,625

						540,551,080

Other Instrument 5.4%
Australia & New Zealand Banking Group Ltd		0.07%		10/01/13	200,000,000	200,000,000
		0.09%		10/01/13	100,000,000	100,000,000
		0.09%		10/07/13	200,000,000	200,000,000

Citibank, NA		0.13%		10/01/13	78,000,000	78,000,000

DNB Bank ASA		0.05%		10/04/13	185,000,000	185,000,000

Lloyds Bank PLC		0.07%		10/03/13	14,000,000	14,000,000

Royal Bank of Canada		0.03%		10/01/13	90,000,000	90,000,000

Svenska Handelsbanken AB		0.05%		10/02/13	170,000,000	170,000,000
		0.05%		10/04/13	166,000,000	166,000,000

						1,203,000,000

Other Note 0.8%
Bank of America, NA		0.29%		10/18/13	107,000,000	107,000,000
		0.27%		12/04/13	57,000,000	57,000,000
		0.27%		12/06/13	18,000,000	18,000,000

						182,000,000

Total Fixed-Rate Obligations
(Cost $13,963,560,986)						13,963,560,986

Variable-Rate Obligations 15.5% of net assets

Financial Company Commercial Paper 1.6%
Australia & New Zealand Banking Group Ltd		0.20%	10/07/13	03/07/14	43,000,000	43,000,000

Commonwealth Bank of Australia	c	0.22%	10/24/13	02/24/14	71,000,000	71,000,000
	c	0.22%	10/03/13	03/03/14	17,000,000	17,000,000

JP Morgan Chase & Co		0.35%	10/22/13	01/22/14	67,000,000	67,000,000

Westpac Banking Corp	c	0.30%	10/01/13	01/17/14	24,000,000	24,000,000
	c	0.26%	10/28/13	05/28/14	35,000,000	35,000,000
	c	0.28%	10/21/13	06/19/14	116,000,000	116,000,000

						373,000,000

Other Commercial Paper 0.7%
Toyota Motor Credit Corp	a	0.22%	10/21/13	02/14/14	151,000,000	151,000,000

Certificate of Deposit 7.9%
Bank of Nova Scotia		0.25%	10/04/13	09/04/14	321,000,000	321,000,000
		0.25%	10/09/13	09/09/14	89,000,000	89,000,000

6

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

DNB Bank ASA		0.21%	10/28/13	11/27/13	30,000,000	30,000,000

Mitsubishi UFJ Trust & Banking Corp		0.23%	10/21/13	12/19/13	71,000,000	71,000,000
		0.25%	10/02/13	01/02/14	21,000,000	21,000,000
		0.23%	10/23/13	01/23/14	67,000,000	67,000,000

National Australia Bank Ltd		0.20%	10/03/13	03/03/14	173,000,000	173,000,000

Rabobank Nederland		0.26%	10/04/13	03/04/14	137,000,000	137,000,000

Royal Bank of Canada		0.30%	10/24/13	06/24/14	125,000,000	125,000,000

Swedbank AB		0.26%	10/21/13	12/20/13	10,000,000	10,000,000

Toronto-Dominion Bank		0.23%	10/17/13	06/17/14	145,000,000	145,000,000
		0.23%	10/18/13	06/18/14	15,000,000	15,000,000

Wells Fargo Bank, NA		0.17%	10/01/13	01/02/14	35,000,000	35,000,000
		0.20%	10/08/13	04/07/14	195,000,000	195,000,000
		0.23%	10/21/13	05/20/14	188,000,000	188,000,000
		0.23%	10/07/13	08/05/14	67,000,000	67,000,000

Westpac Banking Corp		0.28%	10/01/13	04/25/14	91,000,000	91,000,000

						1,780,000,000

Government Agency Debt 0.4%
Freddie Mac		0.27%	10/10/13	08/10/14	100,000,000	100,000,000

Variable Rate Demand Note 0.2%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.21%		10/07/13	1,000,000	1,000,000

Eagle Cnty, CO
Housing Facilities RB (The Tarnes at BC) Series 1999B	a	0.24%		10/07/13	2,410,000	2,410,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.18%		10/07/13	2,580,000	2,580,000

Indiana Health & Educational Facility Financing Auth
Taxable RB (Union Hospital) Series 2006B	a	0.11%		10/07/13	12,200,000	12,200,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		10/07/13	2,885,000	2,885,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.15%		10/07/13	6,900,000	6,900,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.15%		10/07/13	1,010,000	1,010,000
Veterans Taxable Refunding Bonds Series 2010B	a	0.11%		10/07/13	12,485,000	12,485,000

						41,470,000

Other Note 4.7%
Canadian Imperial Bank of Commerce		0.23%	10/10/13	06/06/14	182,000,000	182,000,000

JPMorgan Chase Bank, NA		0.37%	10/18/13	10/17/14	90,000,000	90,000,000
		0.38%	10/21/13	10/21/14	47,000,000	47,000,000
		0.35%	10/22/13	10/22/14	30,000,000	30,000,000

Royal Bank of Canada		0.32%	10/01/13	10/01/14	125,000,000	125,000,000
		0.32%	10/04/13	10/03/14	137,000,000	137,000,000
	c	0.22%	10/07/13	10/07/14	60,000,000	60,000,000

 7

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Wells Fargo Bank, NA		0.30%	12/16/13	10/15/14	55,000,000	55,000,000
		0.35%	12/23/13	10/22/14	225,000,000	225,000,000

Westpac Banking Corp	c	0.56%	10/28/13	10/28/14	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,373,851	2,373,851

						1,053,373,851

Total Variable-Rate Obligations
(Cost $3,498,843,851)						3,498,843,851

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 22.7% of net assets

Government Agency Repurchase Agreement* 14.4%
Barclays Capital, Inc
Issued 09/24/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $94,500,000, 1.75% - 5.50%, due 12/15/23 - 07/25/43)		0.02%		10/01/13	90,000,350	90,000,000
Issued 09/23/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $69,282,685, 0.48% - 5.00%, due 12/15/23 - 09/01/43)		0.02%		10/01/13	66,000,293	66,000,000
Issued 09/16/13, repurchase date 12/16/13 (Collateralized by U.S. Government Agency Securities valued at $52,118,882, 2.00% - 5.00%, due 12/15/23 - 06/25/43)		0.06%		10/07/13	50,001,750	50,000,000

BNP Paribas Securities Corp
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $576,800,001, 1.86% - 5.50%, due 09/01/19 - 09/01/43)		0.07%		10/01/13	560,001,089	560,000,000

Credit Suisse Securities (USA), LLC
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $150,546,401, 2.13%, due 12/31/15)		0.08%		10/01/13	147,590,386	147,590,058

Deutsche Bank Securities, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $130,000,000, 3.00% - 4.50%, due 08/01/39 - 02/01/43)		0.15%		10/01/13	125,000,521	125,000,000
Issued 09/11/13, repurchase date 12/12/13 (Collateralized by U.S. Government Agency Securities valued at $166,918,758, 0.50% - 3.00%, due 09/19/14 - 09/01/42)		0.05%		10/07/13	161,005,814	161,000,000
Issued 09/05/13, repurchase date 11/07/13 (Collateralized by U.S. Government Agency Securities valued at $341,614,326, 0.73% - 6.23%, due 11/01/25 - 11/01/50)		0.06%		10/07/13	329,017,547	329,000,000
Issued 09/06/13, repurchase date 12/05/13 (Collateralized by U.S. Government Agency Securities valued at $64,480,000, 3.00% - 6.50%, due 01/15/33 - 06/15/42)		0.06%		10/07/13	62,003,203	62,000,000
Issued 09/10/13, repurchase date 12/11/13 (Collateralized by U.S. Government Agency Securities valued at $96,720,000, 3.00% - 4.00%, due 07/20/39 - 01/20/43)		0.06%		10/07/13	93,004,185	93,000,000
Issued 07/17/13, repurchase date 10/15/13 (Collateralized by U.S. Government Agency Securities valued at $56,894,859, 0.50% - 4.50%, due 10/22/15 - 08/01/43)		0.08%		10/07/13	55,010,022	55,000,000
Issued 08/01/13, repurchase date 11/01/13 (Collateralized by U.S. Government Agency Securities valued at $64,480,000, 2.00% - 5.00%, due 03/01/40 - 03/01/43)		0.08%		10/07/13	62,009,231	62,000,000

8

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 07/19/13, repurchase date 10/17/13 (Collateralized by U.S. Government Agency Securities valued at $103,482,378, 0.00% - 6.50%, due 11/19/13 - 10/20/42)		0.09%		10/07/13	100,020,000	100,000,000
Issued 07/22/13, repurchase date 10/21/13 (Collateralized by U.S. Government Agency Securities valued at $103,465,781, 0.55% - 6.50%, due 10/15/15 - 10/20/42)		0.09%		10/07/13	100,019,250	100,000,000

Goldman Sachs & Co
Issued 09/24/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $153,000,000, 3.50% - 5.00%, due 04/20/40 - 06/20/42)		0.05%		10/01/13	150,001,458	150,000,000
Issued 09/25/13, repurchase date 10/02/13 (Collateralized by U.S. Government Agency Securities valued at $153,000,001, 3.50% - 6.00%, due 08/20/38 - 04/20/43)		0.05%		10/02/13	150,001,458	150,000,000
Issued 09/26/13, repurchase date 10/03/13 (Collateralized by U.S. Government Agency Securities valued at $35,700,000, 2.72% - 3.50%, due 10/15/42 - 08/15/48)		0.05%		10/03/13	35,000,340	35,000,000
Issued 09/27/13, repurchase date 10/04/13 (Collateralized by U.S. Government Agency Securities valued at $183,600,001, 4.00% - 5.00%, due 07/15/39 - 09/20/43)		0.05%		10/04/13	180,001,750	180,000,000

JP Morgan Securities, LLC
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $205,916,968, 0.75% - 5.00%, due 11/15/16 - 12/15/41)		0.08%		10/01/13	200,000,444	200,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $154,500,000, 2.25% - 4.00%, due 05/15/32 - 02/25/43)		0.08%		10/01/13	150,000,333	150,000,000
Issued 09/04/13, repurchase date 11/04/13 (Collateralized by U.S. Government Agency Securities valued at $46,350,001, 2.50% - 2.50%, due 11/25/22 - 05/15/39)		0.07%		10/07/13	45,002,888	45,000,000

Morgan Stanley & Co, LLC
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $341,700,001, 3.00% - 4.00%, due 03/01/42 - 04/01/43)		0.08%		10/01/13	335,000,744	335,000,000

						3,245,590,058

Treasury Repurchase Agreement 3.8%
Federal Reserve Bank of New York
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $850,000,307, 3.63%, due 02/15/20)		0.01%		10/01/13	850,000,236	850,000,000

Other Repurchase Agreement** 4.5%
BNP Paribas Securities Corp
Issued 07/08/13, repurchase date 10/07/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $52,743,967, 1.25% - 7.75%, due 10/25/13 - 09/15/43)		0.29%		10/07/13	50,036,653	50,000,000
Issued 09/20/13, repurchase date 10/21/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $21,650,274, 0.00% - 11.25%, due 07/15/14 - 08/25/46)		0.40%		10/07/13	19,003,589	19,000,000

Credit Suisse Securities (USA), LLC
Issued 07/03/13, repurchase date 10/16/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $208,150,529, 0.27% - 8.85%, due 02/15/19 - 06/15/49)	d	0.68%		10/16/13	181,358,983	181,000,000

 9

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 08/21/13, repurchase date 12/04/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $104,650,182, 0.32% - 7.00%, due 08/15/18 - 06/15/49)	d	0.68%		12/04/13	91,180,483	91,000,000
Issued 08/26/13, repurchase date 12/09/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $139,150,014, 0.27% - 54.18%, due 11/15/18 - 08/26/52)	d	0.68%		12/09/13	121,239,983	121,000,000

Goldman Sachs & Co
Issued 09/18/13, repurchase date 01/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $169,506,955, 0.00% - 4.00%, due 09/30/13 - 02/15/36)	d	0.54%		01/02/14	162,257,580	162,000,000

JP Morgan Securities, LLC
Issued 09/06/13, repurchase date 03/05/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $153,019,338, 0.63% - 6.68%, due 11/15/16 - 12/11/49)	d	0.68%		03/05/14	133,452,200	133,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/12/13, repurchase date 12/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $281,750,000, 0.36% - 14.75%, due 12/31/13 - 12/31/99)	d	0.57%		12/26/13	245,407,313	245,000,000

						1,002,000,000

Total Repurchase Agreements
(Cost $5,097,590,058)						5,097,590,058

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $22,559,994,895.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,765,675,888 or 7.8% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $935,373,851 or 4.2% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RAN —	Revenue anticipation note
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as

10

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47712SEP13

 11

The Charles Schwab Family of Funds
Schwab Money Market Fund™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

62.1%	Fixed-Rate Obligations	9,397,757,024	9,397,757,024
15.3%	Variable-Rate Obligations	2,312,695,400	2,312,695,400
22.6%	Repurchase Agreements	3,426,205,343	3,426,205,343

100.0%	Total Investments	15,136,657,767	15,136,657,767
0.0%	Other Assets and Liabilities, Net		5,162,270

100.0%	Net Assets		15,141,820,037

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 62.1% of net assets

Asset Backed Commercial Paper 6.8%
CAFCO, LLC	a,b,c	0.42%		02/04/14	3,655,000	3,649,627
	a,b,c	0.39%		03/05/14	40,000,000	39,933,695

Cancara Asset Securitisation, LLC	a,b,c	0.21%		10/01/13	70,000,000	70,000,000
	a,b,c	0.21%		10/07/13	1,000,000	999,965
	a,b,c	0.21%		10/15/13	12,000,000	11,999,020
	a,b,c	0.21%		10/30/13	1,000,000	999,831
	a,b,c	0.21%		11/12/13	4,000,000	3,999,020
	a,b,c	0.21%		12/10/13	12,000,000	11,995,100
	a,b,c	0.21%		01/06/14	8,000,000	7,995,473
	a,b,c	0.21%		01/09/14	21,000,000	20,987,750

Chariot Funding, LLC	a,b,c	0.27%		10/03/13	39,000,000	38,999,415
	a,b,c	0.26%		10/11/13	12,000,000	11,999,133
	a,b,c	0.26%		10/15/13	10,000,000	9,998,989

Charta, LLC	a,b,c	0.43%		12/19/13	40,000,000	39,962,256
	a,b,c	0.26%		12/27/13	29,000,000	28,981,778

Ciesco, LLC	a,b,c	0.41%		02/18/14	39,000,000	38,937,817
	a,b,c	0.39%		03/05/14	70,000,000	69,883,965

Collateralized Commercial Paper Co, LLC	a,b	0.32%		12/09/13	53,000,000	52,967,493
	a,b	0.32%		12/20/13	101,000,000	100,928,178
	a,b	0.32%		01/22/14	9,000,000	8,990,960

Collateralized Commercial Paper II Co, LLC	b,c	0.32%		12/02/13	67,000,000	66,963,076
	b,c	0.32%		12/13/13	13,000,000	12,991,564

CRC Funding, LLC	a,b,c	0.42%		02/04/14	65,000,000	64,904,450
	a,b,c	0.38%		03/17/14	8,000,000	7,985,897

Crown Point Capital Co, LLC	a,b,c	0.25%		10/24/13	26,000,000	25,995,847

 1

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Govco, LLC	a,b,c	0.42%		10/25/13	9,000,000	8,997,480
	a,b,c	0.40%		12/12/13	13,000,000	12,989,600

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		10/25/13	14,000,000	13,998,133
	a,b,c	0.20%		11/05/13	5,000,000	4,999,028
	a,b,c	0.20%		11/12/13	1,000,000	999,767
	a,b,c	0.20%		11/25/13	20,000,000	19,993,889

Market Street Funding Corp	a,b,c	0.16%		10/04/13	20,000,000	19,999,733
	a,b,c	0.18%		10/07/13	33,108,000	33,107,007
	a,b,c	0.18%		10/17/13	31,000,000	30,997,520
	a,b,c	0.18%		11/01/13	8,669,000	8,667,656

MetLife Short Term Funding, LLC	a,b,c	0.19%		10/11/13	45,000,000	44,997,625

Ridgefield Funding Co, LLC	a,b,c	0.33%		02/18/14	27,000,000	26,965,350

Sheffield Receivables Corp	a,b,c	0.24%		01/10/14	4,000,000	3,997,307
	a,b,c	0.24%		01/27/14	14,000,000	13,988,987

Thunder Bay Funding, LLC	a,b,c	0.24%		12/20/13	31,527,000	31,510,186

						1,029,259,567

Financial Company Commercial Paper 10.1%
Abbey National North America, LLC	a	0.08%		10/07/13	14,000,000	13,999,813
	a	0.26%		11/13/13	66,000,000	65,979,898

Barclays US Funding Corp	a	0.32%		11/14/13	13,000,000	12,994,916

Canadian Imperial Bank of Commerce		0.01%		10/01/13	28,000,000	28,000,000

Commonwealth Bank of Australia	c	0.18%		10/03/13	150,000,000	149,998,500
	c	0.21%		03/05/14	23,000,000	22,979,204

General Electric Capital Corp		0.23%		10/01/13	86,000,000	86,000,000
		0.23%		10/04/13	41,000,000	40,999,214
		0.23%		10/29/13	102,000,000	101,981,753
		0.23%		11/19/13	99,000,000	98,969,008
		0.23%		12/10/13	89,000,000	88,960,197

ING (U.S.) Funding, LLC	a	0.28%		10/28/13	5,000,000	4,998,969

JP Morgan Chase & Co		0.31%		10/01/13	45,000,000	45,000,000
		0.32%		10/08/13	25,000,000	24,998,444
		0.31%		10/10/13	32,000,000	31,997,520
		0.30%		10/31/13	19,000,000	18,995,250
		0.24%		12/03/13	7,000,000	6,997,060
		0.34%		03/10/14	3,000,000	2,995,467

Lloyds Bank PLC		0.21%		12/12/13	65,000,000	64,972,700

National Australia Funding (Delaware), Inc	a	0.18%		10/01/13	8,000,000	8,000,000

Nationwide Building Society		0.26%		10/04/13	6,000,000	5,999,870

Natixis US Finance Co, LLC	a	0.12%		10/02/13	100,000,000	99,999,667
	a	0.28%		11/04/13	22,000,000	21,994,182
	a	0.27%		11/18/13	20,000,000	19,992,800

Nordea North America, Inc	a	0.21%		11/19/13	101,000,000	100,971,818

NRW.BANK		0.05%		10/02/13	33,000,000	32,999,954
		0.07%		10/02/13	92,000,000	91,999,821

2

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.08%		10/02/13	100,000,000	99,999,778

PNC Bank, NA		0.28%		01/30/14	25,000,000	25,000,000
		0.25%		03/17/14	33,000,000	33,000,000

Skandinaviska Enskilda Banken AB		0.21%		10/01/13	3,000,000	3,000,000
		0.29%		01/21/14	16,000,000	15,985,564
		0.28%		03/10/14	4,000,000	3,995,022
		0.28%		04/01/14	1,000,000	998,584

Societe Generale North America, Inc	a	0.22%		10/31/13	28,000,000	27,994,867

State Street Corp		0.17%		10/01/13	12,000,000	12,000,000

Swedbank AB		0.29%		11/19/13	10,000,000	9,996,053
		0.24%		12/03/13	2,000,000	1,999,178

						1,527,745,071

Other Commercial Paper 0.4%
San Jose Redevelopment Agency, CA
Sub Tax Allocation Taxable RB (Merged Area Redevelopment) Series 2003A	a	0.30%		12/10/13	3,354,888	3,354,888

Toyota Motor Credit Corp	a	0.23%		01/28/14	40,000,000	39,969,589
	a	0.25%		02/20/14	20,000,000	19,980,278

						63,304,755

Certificate of Deposit 36.9%
Abbey National Treasury Services PLC	a	0.11%		10/02/13	65,000,000	65,000,000
	a	0.27%		11/07/13	6,000,000	6,000,000

Bank of Montreal		0.07%		10/01/13	36,000,000	36,000,000
		0.05%		10/03/13	107,000,000	107,000,000
		0.18%		10/04/13	80,000,000	80,000,000

Bank of Nova Scotia		0.24%		10/21/13	45,000,000	45,000,000
		0.17%		01/10/14	57,000,000	57,000,000

Bank of the West		0.25%		12/20/13	28,000,000	28,000,000
		0.26%		01/02/14	19,000,000	19,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.40%		10/15/13	66,000,000	66,000,000
		0.40%		10/16/13	14,000,000	14,000,000
		0.40%		10/17/13	62,000,000	62,000,000
		0.40%		10/18/13	1,000,000	1,000,000
		0.33%		01/02/14	36,000,000	36,000,000
		0.33%		01/07/14	49,000,000	49,000,000
		0.33%		01/15/14	9,000,000	9,000,000
		0.32%		05/23/14	3,000,000	3,000,000
		0.32%		05/27/14	129,000,000	129,000,000
		0.32%		05/28/14	5,000,000	5,000,000
		0.31%		06/12/14	2,000,000	2,000,000

Barclays Bank PLC		0.32%		11/15/13	60,000,000	60,000,000
		0.31%		11/20/13	38,000,000	38,000,000
		0.31%		12/23/13	69,000,000	69,000,000
		0.30%		01/27/14	3,000,000	3,000,000
		0.30%		03/10/14	23,000,000	23,000,000
		0.25%		04/07/14	74,000,000	74,000,000

BNP Paribas		0.41%		10/15/13	42,000,000	42,000,000
		0.40%		12/05/13	50,000,000	50,000,000

 3

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.39%		12/10/13	29,000,000	29,000,000
		0.39%		12/20/13	44,000,000	44,000,000
		0.35%		02/14/14	68,000,000	68,000,000
		0.34%		03/03/14	3,000,000	3,000,000
		0.30%		04/01/14	105,000,000	105,000,000

Branch Banking & Trust Co		0.04%		10/01/13	60,000,000	60,000,000

Canadian Imperial Bank of Commerce		0.04%		10/04/13	50,000,000	50,000,000

Chase Bank USA, NA		0.24%		12/03/13	52,000,000	52,000,000
		0.33%		02/12/14	50,000,000	50,000,000
		0.32%		02/24/14	181,000,000	181,000,000
		0.32%		03/03/14	2,000,000	2,000,000
		0.32%		03/10/14	5,000,000	5,000,000

Citibank, NA		0.28%		10/09/13	64,000,000	64,000,000
		0.28%		10/17/13	15,000,000	15,000,000
		0.40%		11/13/13	3,000,000	3,000,000
		0.40%		12/05/13	12,000,000	12,000,000
		0.40%		12/16/13	6,000,000	6,000,000
		0.40%		12/18/13	25,000,000	25,000,000
		0.40%		12/19/13	114,000,000	114,000,000
		0.40%		12/20/13	37,000,000	37,000,000
		0.40%		02/14/14	72,000,000	72,000,000
		0.34%		03/25/14	6,000,000	6,000,000

Credit Agricole Corporate & Investment Bank		0.30%		12/03/13	83,000,000	83,000,000
		0.30%		12/05/13	64,000,000	64,000,000

Credit Agricole SA		0.30%		10/11/13	33,000,000	33,000,000

Credit Suisse AG		0.29%		10/01/13	4,000,000	4,000,000
		0.29%		10/16/13	45,000,000	45,000,000
		0.29%		11/06/13	39,000,000	39,000,000
		0.28%		11/13/13	19,000,000	19,000,000
		0.25%		04/01/14	21,000,000	21,000,000

Deutsche Bank AG		0.38%		10/23/13	30,000,000	30,000,000
		0.34%		10/30/13	17,000,000	17,000,000
		0.37%		11/26/13	50,000,000	50,000,000
		0.25%		11/27/13	10,000,000	10,000,000
		0.36%		12/19/13	2,000,000	2,000,000
		0.73%		01/17/14	155,000,000	155,000,000
		0.35%		01/29/14	3,000,000	3,000,000
		0.31%		02/26/14	47,000,000	47,000,000

ING Bank NV		0.40%		10/18/13	1,000,000	1,000,000
		0.31%		11/14/13	77,000,000	77,000,000
		0.37%		02/05/14	60,000,000	60,000,000
		0.38%		03/13/14	21,000,000	21,000,000
		0.38%		03/18/14	56,000,000	56,000,000
		0.39%		04/01/14	50,000,000	50,000,000

JPMorgan Chase Bank, NA		0.25%		10/29/13	66,000,000	66,000,000
		0.30%		02/06/14	26,000,000	26,000,000
		0.32%		03/10/14	23,000,000	23,000,000
		0.32%		03/11/14	23,000,000	23,000,000
		0.32%		04/01/14	18,000,000	18,000,000
		0.32%		04/23/14	15,000,000	15,000,000
		0.32%		04/28/14	40,000,000	40,000,000
		0.32%		05/12/14	80,000,000	80,000,000
		0.32%		05/13/14	2,000,000	2,000,000

4

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Lloyds Bank PLC		0.21%		10/09/13	8,000,000	8,000,000
		0.34%		10/15/13	48,550,000	48,552,072
		0.21%		11/01/13	16,000,000	16,000,000

Mizuho Bank Ltd		0.22%		10/16/13	15,000,000	15,000,000
		0.21%		11/01/13	37,000,000	37,000,000
		0.25%		03/10/14	42,000,000	42,000,000

National Australia Bank Ltd		0.25%		02/28/14	57,000,000	57,000,000

Natixis SA		0.31%		11/01/13	15,000,000	15,000,000
		0.25%		11/20/13	71,000,000	71,000,000
		0.26%		12/06/13	2,000,000	2,000,000
		0.27%		12/06/13	19,000,000	19,000,000

Rabobank Nederland		0.31%		06/02/14	136,000,000	136,000,000
		0.30%		06/03/14	77,000,000	77,000,000
		0.27%		06/20/14	42,000,000	42,000,000

Skandinaviska Enskilda Banken AB		0.28%		10/08/13	63,000,000	63,000,000
		0.29%		11/26/13	2,000,000	2,000,000
		0.29%		01/27/14	37,000,000	37,000,000
		0.28%		04/01/14	17,000,000	17,000,000

Societe Generale		0.26%		10/01/13	26,000,000	26,000,000
		0.30%		10/08/13	1,000,000	1,000,000

Sumitomo Mitsui Banking Corp		0.22%		10/22/13	3,000,000	3,000,000
		0.36%		10/22/13	109,000,000	109,000,000
		0.22%		11/08/13	84,000,000	84,000,000
		0.22%		11/14/13	21,000,000	21,000,000
		0.22%		11/26/13	10,000,000	10,000,000
		0.22%		12/02/13	41,000,000	41,000,000
		0.22%		12/06/13	39,000,000	39,000,000
		0.30%		12/16/13	23,000,000	23,000,000
		0.30%		12/18/13	15,000,000	15,000,000
		0.33%		01/17/14	64,000,000	64,000,000
		0.31%		02/19/14	1,000,000	1,000,000
		0.31%		05/27/14	17,000,000	17,000,000
		0.31%		06/05/14	13,000,000	13,000,000
		0.31%		06/09/14	38,000,000	38,000,000
		0.31%		06/10/14	10,000,000	10,000,000

Sumitomo Mitsui Trust Bank Ltd		0.22%		10/04/13	2,000,000	2,000,000
		0.23%		10/15/13	17,000,000	17,000,000
		0.23%		10/21/13	92,000,000	92,000,000
		0.23%		10/31/13	23,000,000	23,000,000
		0.22%		11/06/13	10,000,000	9,999,900
		0.23%		11/07/13	6,000,000	6,000,000
		0.23%		11/08/13	74,000,000	74,000,000
		0.22%		12/23/13	30,000,000	30,000,000
		0.22%		12/30/13	4,000,000	4,000,000
		0.22%		01/07/14	15,000,000	15,000,000
		0.22%		01/09/14	19,000,000	19,000,000

Swedbank AB		0.28%		01/02/14	45,000,000	45,000,000

Toronto-Dominion Bank		0.23%		11/06/13	31,000,000	31,000,000
		0.22%		11/22/13	29,000,000	29,000,000
		0.17%		12/17/13	8,000,000	8,000,000
		0.17%		01/07/14	77,000,000	77,000,000
		0.23%		01/21/14	116,000,000	116,000,000
		0.23%		01/23/14	200,000,000	200,000,000
		0.23%		03/06/14	57,000,000	57,000,000

 5

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

UBS AG		0.24%		03/10/14	28,000,000	28,000,000

Wells Fargo Bank, NA		0.21%		03/25/14	115,000,000	115,000,000

						5,578,551,972

Government Agency Debt 1.9%
Fannie Mae		0.03%		10/02/13	1,500,000	1,499,999
		0.04%		10/25/13	39,000,000	38,999,090

Federal Home Loan Bank		0.05%		10/02/13	9,000,000	8,999,987
		0.06%		10/02/13	21,000,000	20,999,965
		0.07%		10/09/13	5,000,000	4,999,922
		0.02%		10/11/13	40,000,000	39,999,778
		0.01%		10/18/13	14,000,000	13,999,967
		0.02%		10/25/13	50,000,000	49,999,333
		0.04%		10/25/13	2,000,000	1,999,947
		0.03%		11/08/13	3,400,000	3,399,892
		0.03%		11/13/13	5,000,000	4,999,851
		0.03%		11/18/13	2,000,000	1,999,920
		0.01%		11/22/13	71,000,000	70,999,077
		0.03%		11/27/13	27,000,000	26,998,931

						289,895,659

Other Instrument 4.6%
Australia & New Zealand Banking Group Ltd		0.07%		10/01/13	100,000,000	100,000,000
		0.09%		10/02/13	83,000,000	83,000,000
		0.09%		10/03/13	7,000,000	7,000,000

Citibank, NA		0.13%		10/01/13	51,000,000	51,000,000

DNB Bank ASA		0.05%		10/04/13	226,000,000	226,000,000

Svenska Handelsbanken AB		0.05%		10/02/13	30,000,000	30,000,000
		0.05%		10/04/13	196,000,000	196,000,000

						693,000,000

Other Note 1.4%
Bank of America, NA		0.29%		10/18/13	40,000,000	40,000,000
		0.27%		11/21/13	96,000,000	96,000,000
		0.27%		12/04/13	47,000,000	47,000,000
		0.27%		12/06/13	33,000,000	33,000,000

						216,000,000

Total Fixed-Rate Obligations
(Cost $9,397,757,024)						9,397,757,024

Variable-Rate Obligations 15.3% of net assets

Financial Company Commercial Paper 2.4%
Australia & New Zealand Banking Group Ltd		0.20%	10/07/13	03/07/14	115,000,000	115,000,000

Commonwealth Bank of Australia	c	0.22%	10/24/13	02/24/14	50,000,000	50,000,000

JP Morgan Chase & Co		0.35%	10/22/13	01/22/14	43,000,000	43,000,000

Westpac Banking Corp	c	0.30%	10/01/13	01/17/14	105,000,000	105,000,000
	c	0.28%	10/21/13	06/19/14	50,000,000	50,000,000

						363,000,000

6

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Commercial Paper 0.9%
Toyota Motor Credit Corp	a	0.22%	10/21/13	02/14/14	141,000,000	141,000,000

Certificate of Deposit 6.4%
Bank of Nova Scotia		0.26%	10/24/13	07/24/14	171,000,000	171,000,000
		0.25%	10/16/13	09/16/14	128,000,000	128,000,000

Mitsubishi UFJ Trust & Banking Corp		0.23%	10/21/13	12/19/13	114,000,000	114,000,000
		0.25%	10/02/13	01/02/14	36,000,000	36,000,000
		0.23%	10/23/13	01/23/14	70,000,000	70,000,000

National Australia Bank Ltd		0.20%	10/18/13	02/18/14	77,000,000	77,000,000

Rabobank Nederland		0.26%	10/04/13	03/04/14	86,000,000	86,000,000

Royal Bank of Canada		0.30%	10/24/13	06/24/14	65,000,000	65,000,000

Toronto-Dominion Bank		0.23%	10/18/13	06/18/14	25,000,000	25,000,000
		0.23%	10/29/13	09/02/14	98,000,000	98,000,000

Wells Fargo Bank, NA		0.17%	10/01/13	01/02/14	49,000,000	49,000,000
		0.20%	10/08/13	04/07/14	20,000,000	20,000,000
		0.23%	10/21/13	05/20/14	25,000,000	25,000,000

						964,000,000

Government Agency Debt 0.8%
Freddie Mac		0.27%	10/10/13	08/10/14	125,000,000	125,000,000

Variable Rate Demand Note 0.4%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.30%		10/07/13	17,550,000	17,550,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.18%		10/07/13	1,725,000	1,725,000

New Jersey Economic Development Auth
Lease Refunding RB (Camden Center Urban Renewal) Series 2002A	a	0.28%		10/07/13	14,095,000	14,095,000
Lease Refunding RB (Camden Center Urban Renewal) Series 2002B	a	0.28%		10/07/13	20,000,000	20,000,000

						53,370,000

Other Note 4.4%
Commonwealth Bank of Australia	c	0.56%	10/28/13	08/27/14	150,000,000	150,000,000

JPMorgan Chase Bank, NA		0.38%	10/21/13	10/21/14	129,000,000	129,000,000
		0.35%	10/22/13	10/22/14	25,000,000	25,000,000

Royal Bank of Canada		0.32%	10/01/13	10/01/14	50,000,000	50,000,000
		0.32%	10/04/13	10/03/14	100,000,000	100,000,000
	c	0.22%	10/07/13	10/07/14	75,000,000	75,000,000

Wells Fargo Bank, NA		0.30%	12/16/13	10/15/14	135,000,000	135,000,000

 7

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,325,400	2,325,400

						666,325,400

Total Variable-Rate Obligations
(Cost $2,312,695,400)						2,312,695,400

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 22.6% of net assets

Government Agency Repurchase Agreement* 12.8%
BNP Paribas Securities Corp
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $386,250,000, 1.99% - 4.11%, due 05/01/35 - 07/01/43)		0.07%		10/01/13	375,000,729	375,000,000

Credit Suisse Securities (USA), LLC
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $147,094,399, 1.38% - 2.13%, due 12/31/15 - 09/30/18)		0.08%		10/01/13	144,205,663	144,205,343

Deutsche Bank Securities, Inc
Issued 09/11/13, repurchase date 12/12/13 (Collateralized by U.S. Government Agency Securities valued at $265,200,000, 1.40% - 4.00%, due 09/01/25 - 05/20/43)		0.05%		10/07/13	255,009,208	255,000,000
Issued 09/19/13, repurchase date 12/18/13 (Collateralized by U.S. Government Agency Securities valued at $3,090,689, 1.00%, due 04/30/18)		0.05%		10/07/13	3,000,075	3,000,000
Issued 09/05/13, repurchase date 11/07/13 (Collateralized by U.S. Government Agency Securities valued at $227,256,212, 0.00% - 6.50%, due 06/01/17 - 03/01/43)		0.06%		10/07/13	220,011,733	220,000,000
Issued 09/06/13, repurchase date 12/05/13 (Collateralized by U.S. Government Agency Securities valued at $30,914,746, 0.00% - 5.50%, due 06/01/17 - 03/01/43)		0.06%		10/07/13	30,001,550	30,000,000
Issued 09/10/13, repurchase date 12/11/13 (Collateralized by U.S. Government Agency Securities valued at $34,319,967, 0.48% - 0.88%, due 09/15/16 - 05/15/41)		0.06%		10/07/13	33,001,485	33,000,000
Issued 08/21/13, repurchase date 11/18/13 (Collateralized by U.S. Government Agency Securities valued at $26,000,001, 3.00%, due 08/15/30)		0.07%		10/07/13	25,002,285	25,000,000
Issued 07/17/13, repurchase date 10/15/13 (Collateralized by U.S. Government Agency Securities valued at $190,907,374, 1.40% - 6.50%, due 08/01/33 - 08/01/43)		0.08%		10/07/13	184,033,529	184,000,000

Goldman Sachs & Co
Issued 09/24/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $127,500,001, 3.50% - 5.50%, due 03/15/23 - 09/15/43)		0.05%		10/01/13	125,001,215	125,000,000
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $76,500,001, 2.30% - 4.00%, due 06/01/23 - 12/01/42)		0.08%		10/01/13	75,000,167	75,000,000
Issued 09/25/13, repurchase date 10/02/13 (Collateralized by U.S. Government Agency Securities valued at $11,220,001, 2.50% - 4.34%, due 12/15/42 - 03/15/53)		0.05%		10/02/13	11,000,107	11,000,000
Issued 09/26/13, repurchase date 10/03/13 (Collateralized by U.S. Government Agency Securities valued at $51,000,000, 3.00% - 5.50%, due 09/15/28 - 05/15/54)		0.05%		10/03/13	50,000,486	50,000,000
Issued 09/27/13, repurchase date 10/04/13 (Collateralized by U.S. Government Agency Securities valued at $56,100,000, 3.00% - 3.83%, due 06/15/42 - 09/15/53)		0.05%		10/04/13	55,000,535	55,000,000

8

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $103,000,001, 2.75% - 4.50%, due 06/15/33 - 09/25/43)		0.08%		10/01/13	100,000,222	100,000,000
Issued 09/04/13, repurchase date 11/04/13 (Collateralized by U.S. Government Agency Securities valued at $72,100,001, 1.75% - 3.50%, due 01/25/22 - 04/25/40)		0.07%		10/07/13	70,004,492	70,000,000

Mizuho Securities USA, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $82,046,851, 4.50% - 4.75%, due 05/15/14 - 09/20/43)		0.12%		10/01/13	80,000,267	80,000,000

Morgan Stanley & Co. LLC
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $107,100,000, 2.50% - 4.50%, due 07/01/25 - 05/01/43)		0.08%		10/01/13	105,000,233	105,000,000

						1,940,205,343

Treasury Repurchase Agreement 5.6%
Federal Reserve Bank of New York
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $850,000,307, 3.63%, due 02/15/20)		0.01%		10/01/13	850,000,236	850,000,000

Other Repurchase Agreement** 4.2%
BNP Paribas Securities Corp
Issued 09/03/13, repurchase date 10/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,148,450, 0.00% - 9.63%, due 10/01/13 - 09/15/43)		0.27%		10/03/13	22,004,950	22,000,000
Issued 07/08/13, repurchase date 10/07/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,500,000, 0.00% - 8.70%, due 09/15/14 - 03/01/47)		0.29%		10/07/13	30,021,992	30,000,000

Credit Suisse Securities (USA), LLC
Issued 07/03/13, repurchase date 10/16/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $148,350,352, 0.24% - 8.31%, due 08/15/18 - 06/25/58)	d	0.68%		10/16/13	129,255,850	129,000,000
Issued 08/21/13, repurchase date 12/04/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $88,549,999, 0.28% - 6.69%, due 08/15/18 - 11/03/51)	d	0.68%		12/04/13	77,152,717	77,000,000
Issued 08/26/13, repurchase date 12/09/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $59,800,107, 0.25% - 6.00%, due 12/16/19 - 11/03/51)	d	0.68%		12/09/13	52,103,133	52,000,000

Goldman Sachs & Co
Issued 09/18/13, repurchase date 01/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $55,894,824, 0.00% - 4.00%, due 09/30/13 - 02/15/36)	d	0.54%		01/02/14	54,085,860	54,000,000

JP Morgan Securities, LLC
Issued 09/06/13, repurchase date 03/05/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,256,305, 0.63% - 6.92%, due 11/15/16 - 09/10/47)	d	0.68%		03/05/14	108,367,200	108,000,000

 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/12/13, repurchase date 12/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $186,374,209, 0.00% - 10.00%, due 10/01/14 - 07/05/59)	d	0.57%		12/26/13	164,272,650	164,000,000

						636,000,000

Total Repurchase Agreements
(Cost $3,426,205,343)						3,426,205,343

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $15,136,657,767.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,469,350,640 or 9.7% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $586,325,400 or 3.9% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable

10

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47697SEP13

 11

The Charles Schwab Family of Funds
Schwab Government Money Fund™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

48.0%	Fixed-Rate Obligations	9,998,910,169	9,998,910,169
18.3%	Variable-Rate Obligations	3,827,558,463	3,827,558,463
33.6%	Repurchase Agreements	7,005,605,595	7,005,605,595

99.9%	Total Investments	20,832,074,227	20,832,074,227
0.1%	Other Assets and Liabilities, Net		12,386,442

100.0%	Net Assets		20,844,460,669

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 48.0% of net assets

Government Agency Debt 42.4%
Fannie Mae		0.17%		10/01/13	175,000,000	175,000,000
		0.03%		10/02/13	11,100,000	11,099,991
		4.63%		10/15/13	201,169,000	201,509,563
		0.05%		10/16/13	2,100,000	2,099,956
		0.06%		11/06/13	70,599,000	70,594,764
		0.06%		11/20/13	50,000,000	49,995,833
		0.05%		11/27/13	33,929,000	33,926,583
		0.10%		12/02/13	48,000,000	47,991,733
		0.11%		12/11/13	50,000,000	49,989,153
		0.75%		12/18/13	23,508,000	23,536,567
		0.06%		01/03/14	40,000,000	39,993,733
		0.07%		01/03/14	165,000,000	164,969,842
		0.10%		01/08/14	100,000,000	99,972,500
		0.13%		01/21/14	100,000,000	99,961,111
		2.75%		02/05/14	75,000,000	75,665,304
		0.12%		02/24/14	50,000,000	49,975,667
		0.07%		02/26/14	75,402,000	75,380,301
		2.75%		03/13/14	109,277,000	110,547,168

Federal Home Loan Bank		0.06%		10/02/13	62,463,000	62,462,896
		0.06%		10/04/13	26,290,000	26,289,875
		0.07%		10/09/13	25,100,000	25,099,610
		0.05%		10/11/13	5,700,000	5,699,921
		0.07%		10/11/13	13,500,000	13,499,755
		0.15%		10/15/13	125,000,000	124,999,679
		0.00%		10/18/13	200,000,000	199,999,717
		3.63%		10/18/13	60,000,000	60,096,395
		0.05%		10/23/13	42,800,000	42,798,692
		0.09%		10/23/13	13,800,000	13,799,241
		0.04%		10/25/13	185,000,000	184,995,067
		0.06%		10/25/13	2,000,000	1,999,920
		0.10%		10/25/13	50,000,000	49,999,473
		0.06%		10/30/13	80,000,000	79,996,456

 1

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.10%		10/30/13	200,000,000	199,998,109
		0.06%		11/01/13	93,450,000	93,445,172
		0.11%		11/01/13	100,000,000	99,999,788
		0.07%		11/06/13	1,614,000	1,613,884
		0.04%		11/08/13	94,000,000	93,996,031
		0.10%		11/08/13	34,000,000	33,996,591
		0.10%		11/13/13	13,700,000	13,698,364
		0.08%		11/15/13	100,000,000	99,990,000
		0.10%		11/15/13	17,200,000	17,197,850
		0.29%		11/15/13	48,900,000	48,907,750
		0.05%		11/22/13	170,000,000	169,987,722
		0.10%		11/22/13	117,385,000	117,379,945
		0.38%		11/27/13	33,110,000	33,120,528
		0.03%		11/29/13	200,000,000	199,991,478
		0.30%		12/04/13	140,000,000	140,045,682
		0.10%		12/06/13	10,000,000	9,998,167
		0.14%		12/11/13	100,000,000	99,972,389
		0.32%		12/11/13	101,000,000	101,039,117
		0.30%		12/12/13	69,000,000	69,015,980
		0.04%		12/13/13	285,000,000	284,974,572
		3.13%		12/13/13	22,725,000	22,858,556
		0.03%		12/18/13	150,000,000	149,990,250
		0.04%		12/23/13	200,000,000	199,983,861
		0.88%		12/27/13	50,050,000	50,132,918
		0.02%		01/02/14	250,000,000	249,987,083
		0.10%		01/17/14	146,000,000	145,957,952
		0.25%		02/18/14	46,000,000	46,019,662
		0.05%		02/26/14	102,600,000	102,578,910
		0.18%		03/04/14	217,160,000	217,150,940
		0.09%		03/10/14	290,000,000	290,012,961
		2.38%		03/14/14	18,170,000	18,352,801
		0.13%		03/19/14	130,000,000	129,995,994
		0.13%		03/27/14	186,500,000	186,480,342
		0.12%		03/28/14	70,000,000	69,992,601
		0.16%		04/11/14	20,000,000	20,000,845
		0.18%		04/15/14	55,000,000	54,997,807
		0.13%		04/16/14	139,000,000	138,990,973
		0.13%		04/22/14	150,000,000	149,989,973
		0.17%		04/22/14	105,000,000	105,007,435
		0.17%		04/24/14	90,000,000	90,006,615
		0.18%		05/01/14	75,000,000	74,922,708
		0.14%		05/22/14	62,700,000	62,701,686
		0.13%		06/20/14	84,000,000	83,968,388
		0.25%		07/10/14	100,000,000	100,000,000
		0.18%		07/18/14	40,000,000	39,999,232
		5.50%		08/13/14	50,000,000	52,303,294
		0.20%		09/15/14	132,500,000	132,493,963

Freddie Mac		0.15%		10/10/13	100,000,000	99,996,375
		0.09%		10/22/13	79,800,000	79,795,810
		0.16%		10/22/13	100,000,000	99,990,667
		0.07%		11/04/13	45,000,000	44,997,238
		4.88%		11/15/13	11,843,000	11,911,193
		0.38%		11/27/13	85,311,000	85,341,450
		0.11%		12/09/13	24,465,000	24,459,842
		0.10%		12/20/13	100,000,000	99,977,778
		0.63%		12/23/13	167,556,000	167,728,691
		4.50%		01/15/14	12,308,000	12,464,736
		0.09%		01/21/14	15,000,000	14,995,800
		0.09%		01/22/14	134,050,000	134,012,131
		0.11%		01/22/14	200,000,000	199,930,944
		0.10%		01/23/14	6,360,000	6,358,087
		5.00%		01/30/14	15,833,000	16,089,788
		0.15%		02/14/14	100,000,000	99,943,333
		0.10%		02/20/14	50,000,000	49,980,278

2

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.18%		02/24/14	75,000,000	74,945,250
		1.38%		02/25/14	110,811,000	111,354,896
		0.11%		03/19/14	50,000,000	49,974,181
		0.11%		03/20/14	50,000,000	49,974,028
		1.00%		08/27/14	115,449,000	116,291,226

						8,837,707,057

Treasury Debt 5.6%
United States Treasury Department		0.25%		10/31/13	67,000,000	67,008,625
		2.00%		11/30/13	300,000,000	300,966,797
		0.75%		12/15/13	35,000,000	35,049,371
		0.13%		12/31/13	127,000,000	127,030,263
		0.04%		01/02/14	240,000,000	239,975,200
		1.00%		01/15/14	175,000,000	175,465,789
		0.25%		01/31/14	175,000,000	175,106,480
		1.25%		04/15/14	15,000,000	15,086,703
		2.63%		07/31/14	25,000,000	25,513,884

						1,161,203,112

Total Fixed-Rate Obligations
(Cost $9,998,910,169)						9,998,910,169

Variable-Rate Obligations 18.3% of net assets

Government Agency Debt 18.3%
Fannie Mae		0.29%	10/01/13	01/27/14	7,800,000	7,805,346
		0.23%	10/02/13	03/04/14	22,595,000	22,604,531
		0.16%	10/20/13	06/20/14	365,095,000	365,165,709
		0.36%	10/01/13	10/27/14	74,550,000	74,773,911
		0.15%	10/27/13	02/27/15	200,000,000	199,987,005
		0.15%	10/05/13	08/05/15	150,000,000	149,943,785

Farm Credit System		0.18%	10/15/13	01/15/14	1,000,000	1,000,162
		0.15%	10/10/13	03/10/14	100,000,000	100,004,703
		0.14%	10/12/13	05/12/14	4,455,000	4,454,858
		0.18%	10/01/13	07/21/14	95,000,000	95,096,916
		0.14%	10/15/13	09/15/14	100,000,000	99,995,105
		0.25%	10/01/13	01/20/15	20,850,000	20,891,281
		0.15%	10/01/13	08/27/15	50,000,000	49,990,466

Federal Home Loan Bank		0.07%	10/25/13	11/25/13	100,000,000	100,000,000
		0.16%	10/01/13	12/06/13	175,900,000	175,936,467
		0.08%	10/03/13	01/03/14	75,000,000	74,996,097
		0.08%	10/27/13	01/27/14	335,000,000	334,960,206
		0.14%	10/01/13	02/03/14	215,500,000	215,520,589
		0.11%	10/12/13	02/12/14	125,000,000	124,995,495
		0.12%	10/28/13	02/28/14	200,000,000	199,991,815
		0.13%	10/01/13	04/15/14	50,000,000	50,016,330
		0.11%	10/22/13	04/22/14	75,000,000	74,999,936
		0.12%	10/25/13	04/25/14	150,000,000	150,000,000
		0.13%	10/01/13	04/25/14	25,000,000	25,008,581
		0.12%	10/02/13	05/02/14	150,000,000	150,000,652
		0.12%	10/15/13	05/15/14	134,000,000	134,000,583
		0.10%	10/16/13	06/16/14	100,000,000	99,996,412
		0.15%	10/26/13	06/26/14	75,000,000	75,005,889
		0.13%	10/20/13	08/20/14	50,000,000	50,000,000
		0.13%	10/19/13	12/19/14	150,000,000	149,981,542
		0.14%	10/12/13	02/12/15	50,000,000	50,000,000
		0.13%	10/23/13	02/23/15	100,000,000	99,985,752

Freddie Mac		0.27%	10/10/13	08/10/14	150,000,000	150,000,000

 3

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.38%	10/01/13	10/07/14	150,000,000	150,448,339

Total Variable-Rate Obligations
(Cost $3,827,558,463)						3,827,558,463

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 33.6% of net assets

Government Agency Repurchase Agreement* 24.9%
Barclays Capital, Inc
Issued 09/24/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $208,309,928, 0.00% - 6.00%, due 12/15/23 - 06/20/63)		0.02%		10/01/13	200,000,778	200,000,000
Issued 09/16/13, repurchase date 12/16/13 (Collateralized by U.S. Government Agency Securities valued at $130,174,956, 2.19% - 5.83%, due 08/15/23 - 10/01/43)		0.06%		10/07/13	125,004,375	125,000,000
Issued 09/05/13, repurchase date 12/04/13 (Collateralized by U.S. Government Agency Securities valued at $366,145,725, 0.00% - 7.50%, due 03/15/14 - 12/20/62)		0.07%		10/07/13	350,021,778	350,000,000

BNP Paribas Securities Corp
Issued 09/24/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $231,750,000, 2.22% - 7.00%, due 10/01/17 - 10/01/43)		0.02%		10/01/13	225,000,875	225,000,000
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $103,000,000, 2.13% - 5.49%, due 10/01/35 - 02/01/43)		0.07%		10/01/13	100,000,194	100,000,000
Issued 09/30/13, repurchase date 10/07/13 (Collateralized by U.S. Government Agency Securities valued at $334,750,000, 1.92% - 6.00%, due 11/01/17 - 10/01/43)		0.02%		10/07/13	325,001,264	325,000,000

Credit Suisse Securities (USA), LLC
Issued 07/01/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $255,001,481, 0.00% - 7.50%, due 03/15/14 - 08/25/43)		0.15%		10/01/13	250,095,833	250,000,000
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $10,820,050, 2.13%, due 12/31/15)		0.08%		10/01/13	10,605,619	10,605,595
Issued 08/01/13, repurchase date 11/01/13 (Collateralized by U.S. Government Agency Securities valued at $204,004,288, 0.48% - 6.00%, due 11/25/19 - 05/16/53)	a	0.10%		11/01/13	200,051,111	200,000,000
Issued 08/12/13, repurchase date 11/12/13 (Collateralized by U.S. Government Agency Securities valued at $102,004,332, 3.50% - 4.50%, due 07/01/19 - 09/01/43)	a	0.09%		11/12/13	100,023,000	100,000,000

Deutsche Bank Securities, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $416,000,000, 0.48% - 7.00%, due 08/01/26 - 01/20/43)		0.15%		10/01/13	400,001,667	400,000,000
Issued 09/05/13, repurchase date 11/07/13 (Collateralized by U.S. Government Agency Securities valued at $207,998,870, 0.43% - 6.50%, due 04/30/18 - 10/16/43)		0.06%		10/07/13	200,010,667	200,000,000
Issued 09/10/13, repurchase date 12/11/13 (Collateralized by U.S. Government Agency Securities valued at $226,010,925, 0.00% - 7.00%, due 10/22/15 - 10/20/59)		0.06%		10/07/13	218,009,810	218,000,000
Issued 09/23/13, repurchase date 12/23/13 (Collateralized by U.S. Government Agency Securities valued at $103,837,208, 2.00% - 6.50%, due 10/01/26 - 06/15/53)		0.06%		10/07/13	100,002,333	100,000,000

4

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 08/21/13, repurchase date 11/18/13 (Collateralized by U.S. Government Agency Securities valued at $363,082,104, 0.98% - 6.50%, due 04/30/18 - 01/15/55)		0.07%		10/07/13	350,031,986	350,000,000
Issued 08/26/13, repurchase date 10/25/13 (Collateralized by U.S. Government Agency Securities valued at $259,640,247, 2.00% - 6.50%, due 06/01/26 - 01/01/43)		0.07%		10/07/13	250,020,417	250,000,000
Issued 08/01/13, repurchase date 11/01/13 (Collateralized by U.S. Government Agency Securities valued at $52,000,001, 2.00% - 5.50%, due 01/01/27 - 09/01/43)		0.08%		10/07/13	50,007,444	50,000,000
Issued 08/13/13, repurchase date 11/15/13 (Collateralized by U.S. Government Agency Securities valued at $259,876,673, 0.00% - 6.50%, due 06/01/17 - 08/01/43)		0.08%		10/07/13	250,030,556	250,000,000
Issued 08/06/13, repurchase date 11/01/13 (Collateralized by U.S. Government Agency Securities valued at $260,000,001, 0.48% - 4.50%, due 10/01/26 - 09/01/43)		0.09%		10/07/13	250,038,750	250,000,000
Issued 08/20/13, repurchase date 11/15/13 (Collateralized by U.S. Government Agency Securities valued at $259,967,201, 0.48% - 7.00%, due 05/20/26 - 07/15/48)		0.09%		10/07/13	250,030,000	250,000,000

Goldman Sachs & Co
Issued 09/25/13, repurchase date 10/02/13 (Collateralized by U.S. Government Agency Securities valued at $206,040,000, 2.41% - 9.00%, due 10/01/14 - 12/01/47)		0.05%		10/02/13	202,001,964	202,000,000

JP Morgan Securities, LLC
Issued 08/12/13, repurchase date 11/12/13 (Collateralized by U.S. Government Agency Securities valued at $154,519,156, 3.00% - 3.50%, due 03/01/33 - 07/01/42)	a	0.09%		11/12/13	150,034,500	150,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/30/13, repurchase date 10/07/13 (Collateralized by U.S. Government Agency Securities valued at $515,000,000, 0.00% - 6.00%, due 11/25/20 - 07/16/52)		0.05%		10/07/13	500,004,861	500,000,000
Issued 09/04/13, repurchase date 11/04/13 (Collateralized by U.S. Government Agency Securities valued at $103,000,000, 2.75% - 4.75%, due 01/15/39 - 09/15/41)		0.07%		10/07/13	100,006,417	100,000,000

Mizuho Securities USA, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $30,600,066, 4.75%, due 05/15/14)		0.12%		10/01/13	30,000,100	30,000,000

						5,185,605,595

Treasury Repurchase Agreement 8.7%
Barclays Capital, Inc
Issued 09/04/13, repurchase date 12/03/13 (Collateralized by U.S. Treasury Securities valued at $453,900,028, 0.25% - 4.50%, due 10/31/13 - 08/15/21)		0.05%		10/07/13	445,020,396	445,000,000
Issued 09/20/13, repurchase date 10/31/13 (Collateralized by U.S. Treasury Securities valued at $153,000,038, 0.25% - 2.63%, due 01/31/14 - 11/15/20)	a	0.03%		10/31/13	150,005,125	150,000,000

Federal Reserve Bank of New York
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $850,000,307, 3.63%, due 02/15/20)		0.01%		10/01/13	850,000,236	850,000,000

Goldman Sachs & Co
Issued 09/24/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $40,800,008, 0.88%, due 01/31/17)		0.02%		10/01/13	40,000,156	40,000,000

 5

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/27/13, repurchase date 10/04/13 (Collateralized by U.S. Treasury Securities valued at $86,803,108, 2.00% - 5.25%, due 02/15/23 - 02/15/29)		0.02%		10/04/13	85,000,331	85,000,000
Issued 09/05/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $255,000,095, 0.25% - 0.50%, due 02/28/15 - 04/15/15)		0.06%		10/07/13	250,013,333	250,000,000

						1,820,000,000

Total Repurchase Agreements
(Cost $7,005,605,595)						7,005,605,595

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $20,832,074,227.

a	Illiquid security. At the period end, the value of these amounted to $600,000,000 or 2.9% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

6

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47701SEP13

 7

The Charles Schwab Family of Funds
Schwab U.S. Treasury Money Fund™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

102.6%	Fixed-Rate Obligations	22,738,973,009	22,738,973,009

102.6%	Total Investments	22,738,973,009	22,738,973,009
(2.6%)	Other Assets and Liabilities, Net		(582,290,146)

100.0%	Net Assets		22,156,682,863

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 102.6% of net assets

Treasury Debt 83.9%
United States Treasury Department		0.01%		10/03/13	448,000,000	447,999,876
		0.02%		10/03/13	2,414,726,000	2,414,723,269
		0.00%		10/10/13	250,000,000	249,999,969
		0.01%		10/10/13	3,158,228,000	3,158,222,690
		0.50%		10/15/13	53,000,000	53,006,853
		0.00%		10/17/13	1,759,913,000	1,759,911,171
		0.01%		10/17/13	1,350,000,000	1,349,996,222
		0.08%		10/24/13	14,982,000	14,981,234
		0.25%		10/31/13	1,484,000,000	1,484,195,763
		2.75%		10/31/13	44,000,000	44,094,852
		0.01%		11/14/13	675,000,000	674,991,750
		0.50%		11/15/13	275,000,000	275,148,793
		4.25%		11/15/13	134,000,000	134,686,112
		0.00%		11/21/13	150,000,000	149,999,469
		0.25%		11/30/13	720,000,000	720,148,316
		2.00%		11/30/13	290,000,000	290,916,508
		0.75%		12/15/13	645,000,000	645,950,190
		0.13%		12/31/13	525,000,000	525,082,906
		1.50%		12/31/13	1,115,000,000	1,119,047,820
		0.05%		01/02/14	10,000,000	9,998,837
		1.00%		01/15/14	200,000,000	200,532,997
		0.07%		01/30/14	5,000,000	4,998,782
		0.25%		01/31/14	40,000,000	40,023,247
		1.75%		01/31/14	40,000,000	40,226,367
		1.25%		02/15/14	90,000,000	90,379,286
		4.00%		02/15/14	50,000,000	50,714,285
		0.25%		02/28/14	255,000,000	255,081,295
		1.88%		02/28/14	205,000,000	206,507,406
		1.25%		03/15/14	166,000,000	166,837,227
		0.25%		03/31/14	125,000,000	125,048,125
		1.75%		03/31/14	335,000,000	337,626,507
		1.25%		04/15/14	310,000,000	311,850,225
		0.25%		04/30/14	225,000,000	225,121,433
		1.88%		04/30/14	165,000,000	166,667,977
		1.00%		05/15/14	104,000,000	104,563,635
		0.25%		06/30/14	170,000,000	170,145,847

 1

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		2.63%		07/31/14	420,000,000	428,627,809
		2.38%		08/31/14	145,000,000	147,937,997

						18,595,993,047

Government Agency Debt 18.7%
Fannie Mae		0.01%		10/16/13	48,100,000	48,099,800
		0.06%		11/06/13	17,758,000	17,756,935
		0.07%		01/03/14	15,000,000	14,997,258

Federal Home Loan Bank		0.01%		10/02/13	122,900,000	122,899,983
		0.05%		10/03/13	18,300,000	18,299,954
		0.01%		10/04/13	2,300,000	2,299,998
		0.01%		10/09/13	42,650,000	42,649,905
		0.07%		10/09/13	50,000,000	49,999,222
		0.01%		10/11/13	14,600,000	14,599,980
		0.03%		10/11/13	231,975,000	231,973,389
		0.01%		10/16/13	27,600,000	27,599,885
		0.03%		10/16/13	1,000,000	999,988
		0.05%		10/16/13	20,530,000	20,529,572
		0.00%		10/18/13	300,000,000	299,999,575
		0.01%		10/18/13	35,700,000	35,699,874
		0.02%		10/23/13	13,377,000	13,376,843
		0.03%		10/23/13	4,260,000	4,259,935
		0.05%		10/23/13	14,300,000	14,299,607
		0.04%		10/24/13	490,000,000	489,989,043
		0.03%		10/25/13	8,876,000	8,875,848
		0.04%		10/25/13	125,000,000	124,996,667
		0.07%		10/25/13	36,403,000	36,401,423
		0.02%		10/30/13	25,000,000	24,999,597
		0.07%		10/30/13	86,860,000	86,855,452
		0.04%		11/01/13	184,000,000	183,993,662
		0.05%		11/01/13	240,800,000	240,790,669
		0.07%		11/01/13	44,997,000	44,994,481
		0.07%		11/06/13	33,386,000	33,383,596
		0.03%		11/08/13	70,000,000	69,997,783
		0.03%		11/13/13	50,000,000	49,998,208
		0.04%		11/20/13	2,235,000	2,234,891
		0.05%		11/22/13	75,000,000	74,994,583
		0.03%		11/27/13	75,000,000	74,996,556
		0.04%		11/27/13	118,200,000	118,193,450
		0.03%		11/29/13	150,000,000	149,993,608
		0.03%		12/04/13	3,005,000	3,004,840
		0.02%		12/06/13	250,000,000	249,990,833
		0.03%		12/06/13	9,400,000	9,399,483
		0.02%		12/10/13	250,000,000	249,989,306
		0.04%		12/11/13	18,600,000	18,598,716
		0.04%		12/13/13	200,000,000	199,982,156
		0.04%		12/23/13	100,000,000	99,991,931
		0.13%		03/21/14	132,500,000	132,489,601
		1.38%		05/28/14	105,710,000	106,565,712
		5.38%		06/13/14	10,405,000	10,783,849
		0.13%		06/18/14	26,975,000	26,967,898

Freddie Mac		0.03%		10/08/13	300,000	299,998
		0.01%		10/15/13	133,941,000	133,940,560
		0.02%		10/15/13	4,500,000	4,499,965
		0.04%		10/15/13	12,300,000	12,299,809
		0.05%		10/15/13	9,000,000	8,999,825
		0.07%		10/15/13	4,400,000	4,399,889
		0.02%		10/21/13	5,000,000	4,999,944
		0.02%		10/22/13	4,800,000	4,799,944
		0.04%		12/03/13	2,176,000	2,175,867
		0.09%		01/21/14	9,000,000	8,997,480
		0.06%		02/24/14	3,809,000	3,808,150

2

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.13%		04/24/14	50,000,000	49,962,986

						4,142,979,962

Total Fixed-Rate Obligations
(Cost $22,738,973,009)						22,738,973,009

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $22,738,973,009.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

 3

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47702SEP13

4

The Charles Schwab Family of Funds
Schwab Treasury Obligations Money Fund™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

46.7%	Fixed-Rate Obligations	662,932,605	662,932,605
53.2%	Repurchase Agreements	754,353,334	754,353,334

99.9%	Total Investments	1,417,285,939	1,417,285,939
0.1%	Other Assets and Liabilities, Net		1,515,012

100.0%	Net Assets		1,418,800,951

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 46.7% of net assets

Treasury Debt 39.8%
United States Treasury Department		0.50%		10/15/13	25,000,000	25,003,232
		0.25%		10/31/13	65,000,000	65,004,434
		2.75%		10/31/13	5,000,000	5,010,656
		0.50%		11/15/13	25,000,000	25,010,535
		4.25%		11/15/13	10,000,000	10,051,077
		0.25%		11/30/13	45,000,000	45,007,313
		2.00%		11/30/13	55,000,000	55,173,818
		0.75%		12/15/13	20,000,000	20,028,212
		1.50%		12/31/13	35,000,000	35,124,603
		0.25%		01/31/14	35,000,000	35,021,023
		1.75%		01/31/14	10,000,000	10,056,592
		1.25%		02/15/14	40,000,000	40,167,716
		4.00%		02/15/14	10,000,000	10,142,857
		0.25%		02/28/14	25,000,000	25,007,970
		1.88%		02/28/14	25,000,000	25,185,600
		1.25%		03/15/14	10,000,000	10,053,711
		1.75%		03/31/14	35,000,000	35,274,212
		1.25%		04/15/14	30,000,000	30,176,613
		0.25%		04/30/14	10,000,000	10,005,690
		1.88%		04/30/14	10,000,000	10,101,089
		1.00%		05/15/14	10,000,000	10,054,196
		2.63%		07/31/14	22,000,000	22,451,258
		2.38%		08/31/14	5,000,000	5,101,310

						564,213,717

Government Agency Debt 6.9%
Fannie Mae		0.06%		01/03/14	10,000,000	9,998,433
		0.09%		01/15/14	4,465,000	4,463,883

Federal Home Loan Bank		0.03%		10/11/13	5,000,000	4,999,965
		0.04%		10/24/13	10,000,000	9,999,777
		0.04%		10/25/13	15,000,000	14,999,600
		0.05%		11/01/13	25,000,000	24,999,031

 1

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.03%		11/08/13	5,000,000	4,999,842
		0.05%		11/22/13	5,000,000	4,999,639
		0.04%		12/13/13	15,000,000	14,998,662
		0.07%		01/22/14	2,070,000	2,069,545

Freddie Mac		0.06%		02/24/14	2,191,000	2,190,511

						98,718,888

Total Fixed-Rate Obligations
(Cost $662,932,605)						662,932,605

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 53.2% of net assets

Treasury Repurchase Agreement 53.2%
Barclays Capital, Inc
Issued 09/04/13, repurchase date 12/03/13 (Collateralized by U.S. Treasury Securities valued at $56,100,005, 0.25% - 2.63%, due 09/15/15 - 04/30/16)		0.05%		10/07/13	55,002,521	55,000,000

Deutsche Bank Securities, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $131,940,412, 0.25%, due 07/31/15)		0.05%		10/01/13	129,353,514	129,353,334
Issued 09/10/13, repurchase date 12/11/13 (Collateralized by U.S. Treasury Securities valued at $102,000,040, 0.13% - 2.50%, due 01/15/14 - 02/15/41)		0.04%		10/07/13	100,003,000	100,000,000

Goldman Sachs & Co
Issued 09/24/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $163,200,043, 0.38% - 4.25%, due 11/15/14 - 07/15/23)		0.02%		10/01/13	160,000,622	160,000,000
Issued 09/26/13, repurchase date 10/03/13 (Collateralized by U.S. Treasury Securities valued at $51,000,068, 3.13%, due 11/15/41)		0.03%		10/03/13	50,000,292	50,000,000

JP Morgan Securities, LLC
Issued 09/25/13, repurchase date 10/02/13 (Collateralized by U.S. Treasury Securities valued at $51,015,273, 0.38% - 5.13%, due 06/30/15 - 11/15/16)		0.03%		10/02/13	50,000,292	50,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/24/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $147,900,003, 1.75%, due 05/31/16)		0.02%		10/01/13	145,000,564	145,000,000
Issued 09/27/13, repurchase date 10/04/13 (Collateralized by U.S. Treasury Securities valued at $15,309,106, 2.50%, due 06/30/17)		0.02%		10/04/13	15,000,058	15,000,000
Issued 09/05/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $51,000,051, 0.38%, due 02/15/16)		0.06%		10/07/13	50,002,667	50,000,000

Total Repurchase Agreements
(Cost $754,353,334)						754,353,334

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $1,417,285,939.

2

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG74266SEP13

4

The Charles Schwab Family of Funds
Schwab Value Advantage Money Fund

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

60.0%	Fixed-Rate Obligations	8,036,730,047	8,036,730,047
15.9%	Variable-Rate Obligations	2,123,490,048	2,123,490,048
25.0%	Repurchase Agreements	3,341,532,509	3,341,532,509

100.9%	Total Investments	13,501,752,604	13,501,752,604
(0.9%)	Other Assets and Liabilities, Net		(114,229,483)

100.0%	Net Assets		13,387,523,121

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 60.0% of net assets

Asset Backed Commercial Paper 8.1%
CAFCO, LLC	a,b,c	0.40%		11/25/13	24,000,000	23,985,333
	a,b,c	0.41%		02/18/14	68,000,000	67,891,578
	a,b,c	0.39%		03/05/14	60,000,000	59,900,542
	a,b,c	0.35%		03/26/14	29,000,000	28,950,378

Cancara Asset Securitisation, LLC	a,b,c	0.21%		10/01/13	29,000,000	29,000,000
	a,b,c	0.21%		10/07/13	17,000,000	16,999,405
	a,b,c	0.21%		10/11/13	10,000,000	9,999,417
	a,b,c	0.21%		11/12/13	9,000,000	8,997,795
	a,b,c	0.21%		01/06/14	16,000,000	15,990,947

Chariot Funding, LLC	a,b,c	0.27%		10/03/13	3,000,000	2,999,955
	a,b,c	0.26%		10/07/13	46,000,000	45,998,007
	a,b,c	0.26%		10/11/13	5,000,000	4,999,639
	a,b,c	0.26%		10/15/13	10,000,000	9,998,989

Charta, LLC	a,b,c	0.43%		12/19/13	19,000,000	18,982,071
	a,b,c	0.42%		02/04/14	30,000,000	29,955,900

Ciesco, LLC	a,b,c	0.39%		03/05/14	22,000,000	21,963,532

Collateralized Commercial Paper Co, LLC	a,b	0.32%		12/20/13	39,000,000	38,972,267
	a,b	0.32%		01/22/14	43,000,000	42,956,809
	a,b	0.32%		01/24/14	60,000,000	59,938,667
	a,b	0.32%		02/07/14	37,000,000	36,957,573

Collateralized Commercial Paper II Co, LLC	b,c	0.32%		12/02/13	51,000,000	50,971,893
	b,c	0.32%		12/20/13	40,000,000	39,971,555

CRC Funding, LLC	a,b,c	0.42%		02/04/14	90,000,000	89,867,700
	a,b,c	0.38%		03/17/14	37,000,000	36,934,777

Crown Point Capital Co, LLC	a,b,c	0.25%		10/24/13	13,000,000	12,997,924

 1

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Govco, LLC	a,b,c	0.40%		12/12/13	16,000,000	15,987,200

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		10/23/13	33,000,000	32,995,967
	a,b,c	0.20%		11/18/13	5,000,000	4,998,667
	a,b,c	0.20%		11/19/13	2,500,000	2,499,319

Market Street Funding Corp	a,b,c	0.17%		10/02/13	30,000,000	29,999,858
	a,b,c	0.18%		10/07/13	82,000,000	81,997,540

Ridgefield Funding Co, LLC	a,b,c	0.34%		02/13/14	4,000,000	3,994,900
	a,b,c	0.33%		02/18/14	35,000,000	34,955,083

Sheffield Receivables Corp	a,b,c	0.20%		11/06/13	5,000,000	4,999,000
	a,b,c	0.20%		11/07/13	61,000,000	60,987,461

						1,079,597,648

Financial Company Commercial Paper 9.2%
Barclays US Funding Corp	a	0.36%		10/21/13	2,000,000	1,999,600
	a	0.32%		11/14/13	74,000,000	73,971,058

Canadian Imperial Bank of Commerce		0.01%		10/01/13	25,000,000	25,000,000

Commonwealth Bank of Australia	c	0.18%		10/08/13	21,000,000	20,999,265
	c	0.21%		03/05/14	45,200,000	45,159,132

General Electric Capital Corp		0.23%		10/01/13	7,000,000	7,000,000
		0.23%		10/07/13	63,000,000	62,997,585
		0.23%		10/28/13	51,000,000	50,991,202
		0.23%		10/29/13	131,000,000	130,976,566

ING (U.S.) Funding, LLC	a	0.28%		10/28/13	47,000,000	46,990,306

JP Morgan Chase & Co		0.31%		10/10/13	20,000,000	19,998,450

Lloyds Bank PLC		0.21%		12/12/13	68,000,000	67,971,440

National Australia Funding (Delaware), Inc	a	0.18%		10/01/13	67,000,000	67,000,000

Nationwide Building Society		0.26%		10/04/13	44,000,000	43,999,047
		0.25%		12/11/13	22,000,000	21,989,153

Natixis US Finance Co, LLC	a	0.12%		10/02/13	97,000,000	96,999,677
	a	0.28%		11/04/13	54,000,000	53,985,720

Nordea North America, Inc	a	0.21%		11/19/13	42,000,000	41,988,281

NRW.BANK		0.07%		10/01/13	85,000,000	85,000,000
		0.07%		10/02/13	7,000,000	6,999,986
		0.08%		10/02/13	108,000,000	107,999,760

PNC Bank, NA		0.28%		01/30/14	60,000,000	60,000,000

Skandinaviska Enskilda Banken AB		0.21%		10/01/13	14,000,000	14,000,000
		0.30%		01/21/14	13,000,000	12,987,867
		0.28%		04/01/14	1,000,000	998,584

State Street Corp		0.17%		10/01/13	47,000,000	47,000,000

Swedbank AB		0.29%		11/19/13	19,000,000	18,992,500

						1,233,995,179

2

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Commercial Paper 2.0%
Reckitt Benckiser Treasury Services PLC	a,c	0.32%		01/17/14	10,500,000	10,489,920

Sunshine State Government Financing Commission
CP Revenue Taxable Notes Series H	a	0.21%		01/07/14	7,230,000	7,230,000

Toyota Motor Credit Corp	a	0.25%		12/19/13	130,000,000	129,928,680
	a	0.23%		01/28/14	53,000,000	52,959,705
	a	0.25%		02/20/14	65,000,000	64,935,903
	a	0.22%		03/05/14	6,000,000	5,994,317

						271,538,525

Certificate of Deposit 36.7%
Abbey National Treasury Services PLC	a	0.11%		10/02/13	65,000,000	65,000,000
	a	0.27%		11/07/13	12,000,000	12,000,000
	a	0.25%		12/11/13	54,000,000	54,000,000

Bank of Montreal		0.07%		10/01/13	257,000,000	257,000,000
		0.05%		10/02/13	76,000,000	76,000,000

Bank of the West		0.25%		12/20/13	43,000,000	43,000,000
		0.27%		12/20/13	23,000,000	23,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.40%		10/15/13	22,000,000	22,000,000
		0.40%		10/17/13	98,000,000	98,000,000
		0.40%		10/18/13	25,000,000	25,000,000
		0.33%		01/02/14	28,000,000	28,000,000
		0.33%		01/15/14	57,000,000	57,000,000
		0.32%		05/23/14	3,000,000	3,000,000
		0.32%		05/28/14	56,000,000	56,000,000

Barclays Bank PLC		0.36%		10/23/13	30,000,000	30,000,000
		0.32%		11/15/13	24,000,000	24,000,000
		0.31%		11/18/13	29,000,000	29,000,000
		0.31%		12/23/13	3,000,000	3,000,000
		0.30%		01/27/14	23,000,000	23,000,000
		0.25%		04/07/14	58,000,000	58,000,000

BNP Paribas		0.41%		10/15/13	3,000,000	3,000,000
		0.39%		12/12/13	104,000,000	104,000,000
		0.34%		03/03/14	19,000,000	19,000,000
		0.30%		04/01/14	124,000,000	124,000,000

Branch Banking & Trust Co		0.04%		10/01/13	17,000,000	17,000,000

Canadian Imperial Bank of Commerce		0.04%		10/04/13	150,000,000	150,000,000

Chase Bank USA, NA		0.33%		02/12/14	7,000,000	7,000,000
		0.32%		02/24/14	51,000,000	51,000,000
		0.32%		03/03/14	38,000,000	38,000,000
		0.32%		03/04/14	50,000,000	50,000,000
		0.32%		03/10/14	10,000,000	10,000,000

Citibank, NA		0.28%		10/17/13	29,000,000	29,000,000
		0.40%		11/13/13	16,000,000	16,000,000
		0.40%		11/18/13	14,000,000	14,000,000
		0.40%		12/16/13	14,000,000	14,000,000
		0.40%		12/19/13	80,000,000	80,000,000
		0.40%		12/20/13	107,000,000	107,000,000
		0.37%		03/12/14	91,000,000	91,000,000

Credit Agricole Corporate & Investment Bank		0.30%		12/03/13	10,000,000	10,000,000

 3

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.30%		12/05/13	30,000,000	30,000,000

Credit Agricole Corporate and Investment Bank		0.30%		12/05/13	53,000,000	53,000,000
		0.27%		01/02/14	23,000,000	23,000,000

Credit Agricole SA		0.30%		10/11/13	10,000,000	10,000,000

Credit Suisse AG		0.29%		10/23/13	33,000,000	33,000,000
		0.29%		11/06/13	91,000,000	91,000,000
		0.25%		04/01/14	38,000,000	38,000,000

Deutsche Bank AG		0.37%		11/26/13	120,000,000	120,000,000
		0.25%		11/27/13	80,000,000	80,000,000
		0.73%		01/17/14	87,000,000	87,000,000
		0.31%		02/26/14	56,000,000	56,000,000

DNB Bank ASA		0.21%		11/15/13	67,000,000	67,000,000
		0.21%		11/18/13	68,000,000	68,000,000

ING Bank NV		0.40%		10/18/13	14,000,000	14,000,000
		0.38%		01/21/14	4,000,000	4,000,000
		0.37%		02/05/14	17,000,000	17,000,000
		0.38%		03/13/14	14,000,000	14,000,000
		0.38%		03/18/14	100,000,000	100,000,000
		0.39%		04/01/14	31,000,000	31,000,000

JPMorgan Chase Bank, NA		0.25%		10/29/13	83,000,000	83,000,000
		0.32%		03/11/14	58,000,000	58,000,000
		0.32%		04/23/14	9,000,000	9,000,000
		0.32%		04/28/14	40,000,000	40,000,000

Lloyds Bank PLC		0.21%		11/01/13	41,000,000	41,000,000

Mizuho Bank Ltd		0.22%		10/16/13	8,000,000	8,000,000
		0.22%		11/07/13	68,000,000	68,000,000
		0.25%		03/10/14	62,000,000	62,000,000

National Australia Bank Ltd		0.25%		02/28/14	103,000,000	103,000,000

Natixis SA		0.31%		11/01/13	17,000,000	17,000,000

Rabobank Nederland		0.23%		12/02/13	100,000,000	100,000,000
		0.31%		06/02/14	123,000,000	123,000,000
		0.30%		06/03/14	10,000,000	10,000,000
		0.27%		06/20/14	52,000,000	52,000,000

Skandinaviska Enskilda Banken AB		0.29%		12/13/13	53,000,000	53,000,000
		0.29%		01/27/14	1,000,000	1,000,000
		0.28%		03/14/14	21,000,000	21,000,000
		0.28%		04/01/14	30,000,000	30,000,000

Societe Generale		0.26%		10/01/13	57,000,000	57,000,000
		0.30%		10/08/13	37,000,000	37,000,000

Sumitomo Mitsui Banking Corp		0.22%		10/22/13	25,000,000	25,000,000
		0.36%		10/22/13	110,000,000	110,000,000
		0.22%		11/14/13	38,000,000	38,000,000
		0.22%		12/06/13	37,000,000	37,000,000
		0.30%		12/16/13	8,000,000	8,000,000
		0.33%		01/17/14	31,000,000	31,000,000
		0.32%		02/13/14	34,000,000	34,000,000
		0.31%		02/19/14	15,000,000	15,000,000
		0.26%		03/21/14	18,000,000	18,000,000
		0.31%		05/27/14	5,000,000	5,000,000

4

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.31%		06/05/14	54,000,000	54,000,000
		0.31%		06/10/14	40,000,000	40,000,000

Sumitomo Mitsui Trust Bank Ltd		0.23%		10/15/13	58,000,000	58,000,000
		0.23%		10/31/13	115,000,000	115,000,000
		0.23%		11/04/13	42,000,000	42,000,000
		0.23%		11/05/13	41,000,000	41,000,000
		0.22%		12/20/13	11,000,000	11,000,000

Toronto-Dominion Bank		0.20%		10/25/13	75,000,000	75,000,000
		0.23%		11/06/13	65,000,000	65,000,000
		0.17%		01/07/14	121,000,000	121,000,000
		0.23%		01/23/14	22,000,000	22,000,000

UBS AG		0.24%		03/10/14	59,000,000	59,000,000

Union Bank, NA		0.20%		10/01/13	61,000,000	61,000,000

						4,914,000,000

Government Agency Debt 0.3%
Fannie Mae		0.04%		10/25/13	3,000,000	2,999,930

Federal Home Loan Bank		0.05%		10/02/13	11,000,000	10,999,985
		0.06%		10/16/13	1,300,000	1,299,970
		0.04%		10/25/13	2,000,000	1,999,946
		0.03%		11/27/13	28,000,000	27,998,892

Freddie Mac		0.06%		10/15/13	1,300,000	1,299,972

						46,598,695

Other Instrument 3.5%
Australia & New Zealand Banking Group Ltd		0.07%		10/01/13	100,000,000	100,000,000
		0.09%		10/02/13	30,000,000	30,000,000

DNB Bank ASA		0.05%		10/04/13	65,000,000	65,000,000

Lloyds Bank PLC		0.07%		10/03/13	69,000,000	69,000,000

Svenska Handelsbanken AB		0.05%		10/02/13	137,000,000	137,000,000
		0.05%		10/04/13	62,000,000	62,000,000

						463,000,000

Other Note 0.2%
Bank of America, NA		0.29%		10/18/13	7,000,000	7,000,000
		0.27%		12/06/13	21,000,000	21,000,000

						28,000,000

Total Fixed-Rate Obligations
(Cost $8,036,730,047)						8,036,730,047

Variable-Rate Obligations 15.9% of net assets

Asset Backed Commercial Paper 0.7%
Old Line Funding, LLC	a,b,c	0.22%	10/10/13	03/10/14	90,000,000	90,000,000

Financial Company Commercial Paper 3.0%
Australia & New Zealand Banking Group Ltd		0.20%	10/07/13	03/07/14	82,000,000	82,000,000

Commonwealth Bank of Australia	c	0.22%	10/24/13	02/24/14	58,000,000	58,000,000

 5

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Chase & Co		0.35%	10/22/13	01/22/14	268,000,000	268,000,000

						408,000,000

Certificate of Deposit 8.3%
Bank of Nova Scotia		0.25%	10/09/13	09/09/14	59,000,000	59,000,000

Mitsubishi UFJ Trust & Banking Corp		0.23%	10/21/13	12/19/13	11,000,000	11,000,000
		0.25%	10/02/13	01/02/14	62,000,000	62,000,000
		0.23%	10/23/13	01/23/14	114,000,000	114,000,000

National Australia Bank Ltd		0.20%	10/18/13	02/18/14	30,000,000	30,000,000

Rabobank Nederland		0.26%	10/04/13	03/04/14	113,000,000	113,000,000

Royal Bank of Canada		0.30%	10/24/13	06/24/14	76,000,000	76,000,000

Toronto-Dominion Bank		0.23%	10/17/13	06/17/14	127,000,000	127,000,000
		0.23%	10/18/13	06/18/14	50,000,000	50,000,000
		0.23%	10/21/13	06/19/14	140,000,000	140,000,000

Wells Fargo Bank, NA		0.17%	10/01/13	01/02/14	144,000,000	144,000,000
		0.23%	10/21/13	05/20/14	42,000,000	42,000,000

Westpac Banking Corp		0.28%	10/01/13	04/25/14	145,000,000	145,000,000

						1,113,000,000

Government Agency Debt 2.6%
Freddie Mac		0.27%	10/10/13	08/10/14	350,000,000	350,000,000

Other Note 1.2%
Commonwealth Bank of Australia	c	0.56%	10/28/13	08/27/14	50,000,000	50,000,000

JPMorgan Chase Bank, NA		0.35%	10/22/13	10/22/14	50,000,000	50,000,000

Wells Fargo Bank, NA		0.30%	12/16/13	10/15/14	50,000,000	50,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	5,510,048	5,510,048

						155,510,048

Variable Rate Demand Note 0.1%
EMF, LLC
Bonds (One Workplace) Series 2012	a	0.32%		10/07/13	4,400,000	4,400,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.18%		10/07/13	2,580,000	2,580,000

						6,980,000

Total Variable-Rate Obligations
(Cost $2,123,490,048)						2,123,490,048

6

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 25.0% of net assets

Government Agency Repurchase Agreement* 13.9%
BNP Paribas Securities Corp
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $206,000,000, 1.92% - 6.00%, due 12/01/19 - 08/01/43)		0.07%		10/01/13	200,000,389	200,000,000
Issued 07/19/13, repurchase date 10/28/13 (Collateralized by U.S. Government Agency Securities valued at $136,500,000, 0.68% - 3.75%, due 02/16/38 - 02/15/41)		0.09%		10/07/13	130,026,000	130,000,000

Credit Suisse Securities (USA), LLC
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $124,983,620, 1.38%, due 09/30/18)		0.08%		10/01/13	122,532,781	122,532,509

Deutsche Bank Securities, Inc
Issued 09/05/13, repurchase date 11/07/13 (Collateralized by U.S. Government Agency Securities valued at $248,055,252, 0.00% - 6.50%, due 06/01/17 - 08/15/43)		0.06%		10/07/13	239,012,747	239,000,000
Issued 09/06/13, repurchase date 12/05/13 (Collateralized by U.S. Government Agency Securities valued at $88,294,608, 0.55% - 6.50%, due 02/26/16 - 03/01/43)		0.06%		10/07/13	85,004,392	85,000,000
Issued 08/21/13, repurchase date 11/18/13 (Collateralized by U.S. Government Agency Securities valued at $51,994,015, 0.48% - 4.50%, due 02/08/18 - 03/01/43)		0.07%		10/07/13	50,004,569	50,000,000
Issued 07/17/13, repurchase date 10/15/13 (Collateralized by U.S. Government Agency Securities valued at $135,200,000, 2.00% - 4.00%, due 11/01/27 - 09/01/43)		0.08%		10/07/13	130,023,689	130,000,000
Issued 08/01/13, repurchase date 11/01/13 (Collateralized by U.S. Government Agency Securities valued at $39,150,051, 0.77% - 5.00%, due 01/30/14 - 03/01/43)		0.08%		10/07/13	38,005,658	38,000,000
Issued 07/18/13, repurchase date 10/16/13 (Collateralized by U.S. Government Agency Securities valued at $104,000,000, 1.40% - 5.00%, due 02/01/26 - 03/01/43)		0.09%		10/07/13	100,020,250	100,000,000
Issued 07/22/13, repurchase date 10/21/13 (Collateralized by U.S. Government Agency Securities valued at $28,902,369, 0.55% - 3.00%, due 02/26/16 - 03/01/43)		0.09%		10/07/13	28,005,390	28,000,000

Goldman Sachs & Co
Issued 09/24/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $106,080,000, 3.50% - 7.00%, due 05/15/26 - 08/20/43)		0.05%		10/01/13	104,001,011	104,000,000
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $23,460,000, 3.50% - 3.62%, due 02/01/18 - 07/01/42)		0.08%		10/01/13	23,000,051	23,000,000
Issued 09/25/13, repurchase date 10/02/13 (Collateralized by U.S. Government Agency Securities valued at $111,180,001, 3.50% - 5.50%, due 03/15/26 - 06/20/43)		0.05%		10/02/13	109,001,060	109,000,000
Issued 09/26/13, repurchase date 10/03/13 (Collateralized by U.S. Government Agency Securities valued at $66,300,000, 2.73% - 5.00%, due 08/20/43 - 08/15/53)		0.05%		10/03/13	65,000,632	65,000,000
Issued 09/27/13, repurchase date 10/04/13 (Collateralized by U.S. Government Agency Securities valued at $141,780,000, 3.50% - 5.50%, due 01/15/39 - 08/15/43)		0.05%		10/04/13	139,001,351	139,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $77,250,001, 2.50% - 4.00%, due 03/25/40 - 01/25/43)		0.08%		10/01/13	75,000,167	75,000,000

 7

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 09/04/13, repurchase date 11/04/13 (Collateralized by U.S. Government Agency Securities valued at $75,190,001, 2.50% - 3.50%, due 09/25/29 - 05/25/40)		0.07%		10/07/13	73,004,684	73,000,000

Mizuho Securities USA, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $40,800,088, 4.75%, due 05/15/14)		0.12%		10/01/13	40,000,133	40,000,000

Morgan Stanley & Co, LLC
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $102,000,000, 2.00% - 8.00%, due 07/01/20 - 12/01/42)		0.08%		10/01/13	100,000,222	100,000,000

						1,850,532,509

Treasury Repurchase Agreement 6.7%
Barclays Capital, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $51,000,002, 0.25% - 0.38%, due 11/15/14 - 09/15/15)		0.06%		10/01/13	50,000,083	50,000,000

Federal Reserve Bank of New York
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $850,000,307, 3.63%, due 02/15/20)		0.01%		10/01/13	850,000,236	850,000,000

						900,000,000

Other Repurchase Agreement** 4.4%
BNP Paribas Securities Corp
Issued 09/03/13, repurchase date 10/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $22,050,000, 1.63% - 6.13%, due 12/17/13 - 03/04/43)		0.27%		10/03/13	21,004,725	21,000,000
Issued 07/08/13, repurchase date 10/07/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $27,300,870, 0.00% - 9.88%, due 10/25/13 - 09/15/43)		0.29%		10/07/13	26,019,059	26,000,000
Issued 09/20/13, repurchase date 10/21/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,981,715, 0.00% - 8.25%, due 07/15/14 - 08/25/46)		0.40%		10/07/13	7,001,322	7,000,000

Credit Suisse Securities (USA), LLC
Issued 07/03/13, repurchase date 10/16/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $78,200,045, 0.24% - 7.45%, due 11/15/18 - 11/03/51)	d	0.68%		10/16/13	68,134,867	68,000,000
Issued 08/21/13, repurchase date 12/04/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $100,051,356, 0.24% - 8.29%, due 03/15/19 - 11/03/51)	d	0.68%		12/04/13	87,172,550	87,000,000
Issued 08/26/13, repurchase date 12/09/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $71,300,067, 0.33% - 7.20%, due 11/15/18 - 11/03/51)	d	0.68%		12/09/13	62,122,967	62,000,000

Goldman Sachs & Co
Issued 09/18/13, repurchase date 01/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $102,082,709, 0.00% - 4.00%, due 09/30/13 - 02/15/36)	d	0.54%		01/02/14	98,155,820	98,000,000

8

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Securities, LLC
Issued 09/06/13, repurchase date 03/05/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,783,887, 0.63% - 6.00%, due 07/15/19 - 07/15/45)	d	0.68%		03/05/14	65,221,000	65,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/12/13, repurchase date 12/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $180,468,598, 0.00% - 13.00%, due 03/01/14 - 12/31/99)	d	0.57%		12/26/13	157,261,013	157,000,000

						591,000,000

Total Repurchase Agreements
(Cost $3,341,532,509)						3,341,532,509

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $13,501,752,604.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,175,420,649 or 8.8% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $542,510,048 or 4.1% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CP —	Commercial paper
ETF —	Exchange traded fund

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If

 9

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47698SEP13

10

The Charles Schwab Family of Funds
Schwab Cash Reserves™

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

63.1%	Fixed-Rate Obligations	24,364,748,192	24,364,748,192
14.7%	Variable-Rate Obligations	5,656,872,560	5,656,872,560
22.4%	Repurchase Agreements	8,667,883,514	8,667,883,514

100.2%	Total Investments	38,689,504,266	38,689,504,266
(0.2%)	Other Assets and Liabilities, Net		(75,879,639)

100.0%	Net Assets		38,613,624,627

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 63.1% of net assets

Asset Backed Commercial Paper 7.4%
CAFCO, LLC	a,b,c	0.40%		11/25/13	40,000,000	39,975,555
	a,b,c	0.42%		02/04/14	44,000,000	43,935,320
	a,b,c	0.41%		02/06/14	50,000,000	49,927,111
	a,b,c	0.39%		03/05/14	129,000,000	128,786,165
	a,b,c	0.38%		03/17/14	30,000,000	29,947,117
	a,b,c	0.35%		03/26/14	46,000,000	45,921,289

Cancara Asset Securitisation, LLC	a,b,c	0.21%		10/01/13	97,000,000	97,000,000
	a,b,c	0.21%		10/07/13	1,000,000	999,965
	a,b,c	0.21%		10/10/13	39,000,000	38,997,952
	a,b,c	0.21%		10/21/13	49,000,000	48,994,283
	a,b,c	0.21%		10/23/13	1,000,000	999,872
	a,b,c	0.21%		10/29/13	4,000,000	3,999,347
	a,b,c	0.21%		10/30/13	1,000,000	999,831
	a,b,c	0.21%		11/08/13	43,000,000	42,990,468
	a,b,c	0.21%		11/12/13	2,000,000	1,999,510
	a,b,c	0.21%		11/15/13	50,000,000	49,986,875
	a,b,c	0.21%		12/02/13	18,000,000	17,993,490
	a,b,c	0.21%		12/10/13	2,000,000	1,999,183
	a,b,c	0.21%		01/06/14	36,000,000	35,979,630

Chariot Funding, LLC	a,b,c	0.27%		10/03/13	47,000,000	46,999,295
	a,b,c	0.26%		10/11/13	20,000,000	19,998,555
	a,b,c	0.26%		10/15/13	25,000,000	24,997,472
	a,b,c	0.25%		10/24/13	50,000,000	49,992,014
	a,b,c	0.25%		11/04/13	46,000,000	45,989,139

Charta, LLC	a,b,c	0.26%		12/27/13	21,000,000	20,986,805
	a,b,c	0.42%		02/04/14	8,000,000	7,988,240

Ciesco, LLC	a,b,c	0.41%		02/03/14	48,000,000	47,931,667
	a,b,c	0.41%		02/18/14	94,000,000	93,850,122
	a,b,c	0.42%		02/19/14	17,000,000	16,972,035

 1

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.39%		03/05/14	144,000,000	143,761,300

Collateralized Commercial Paper Co, LLC	a,b	0.32%		12/09/13	237,000,000	236,854,640
	a,b	0.32%		01/22/14	75,000,000	74,924,667
	a,b	0.32%		01/27/14	64,000,000	63,932,871
	a,b	0.32%		02/05/14	158,000,000	157,821,636
	a,b	0.32%		02/25/14	50,000,000	49,934,667

Collateralized Commercial Paper II Co, LLC	b,c	0.32%		12/03/13	20,000,000	19,988,800

CRC Funding, LLC	a,b,c	0.42%		02/04/14	185,000,000	184,728,050
	a,b,c	0.38%		03/17/14	65,000,000	64,885,419

Crown Point Capital Co, LLC	a,b,c	0.21%		10/09/13	39,000,000	38,998,180
	a,b,c	0.21%		10/18/13	4,000,000	3,999,603
	a,b,c	0.21%		10/23/13	10,000,000	9,998,717
	a,b,c	0.25%		10/24/13	24,000,000	23,996,167

Govco, LLC	a,b,c	0.42%		11/05/13	24,000,000	23,990,200

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.21%		10/02/13	54,000,000	53,999,685
	a,b,c	0.20%		10/10/13	13,000,000	12,999,350
	a,b,c	0.20%		11/05/13	12,000,000	11,997,667
	a,b,c	0.20%		11/12/13	20,000,000	19,995,333
	a,b,c	0.20%		11/19/13	2,000,000	1,999,456
	a,b,c	0.20%		11/25/13	47,000,000	46,985,638

Market Street Funding Corp	a,b,c	0.18%		10/07/13	28,000,000	27,999,160
	a,b,c	0.18%		10/09/13	100,000,000	99,996,000
	a,b,c	0.18%		10/10/13	118,000,000	117,994,690
	a,b,c	0.18%		10/24/13	37,000,000	36,995,745
	a,b,c	0.18%		11/04/13	28,000,000	27,995,240

Nieuw Amsterdam Receivables Corp	a,b,c	0.05%		10/01/13	90,205,000	90,205,000

Sheffield Receivables Corp	a,b,c	0.20%		11/06/13	28,000,000	27,994,400
	a,b,c	0.24%		01/13/14	16,000,000	15,988,907

Thunder Bay Funding, LLC	a,b,c	0.24%		12/20/13	100,000,000	99,946,667

						2,848,046,162

Financial Company Commercial Paper 9.6%
Abbey National North America, LLC	a	0.08%		10/07/13	59,000,000	58,999,213
	a	0.26%		11/13/13	18,000,000	17,994,517

Barclays US Funding Corp	a	0.36%		10/21/13	19,000,000	18,996,200
	a	0.32%		11/14/13	71,000,000	70,972,231
	a	0.31%		11/27/13	14,000,000	13,993,128

Canadian Imperial Bank of Commerce		0.01%		10/01/13	74,000,000	74,000,000

Commonwealth Bank of Australia	c	0.21%		03/05/14	140,000,000	139,873,417

General Electric Capital Corp		0.23%		10/04/13	95,000,000	94,998,179
		0.23%		10/07/13	27,000,000	26,998,965
		0.23%		11/05/13	286,000,000	285,936,047
		0.23%		11/12/13	133,000,000	132,964,312
		0.23%		11/19/13	184,000,000	183,942,398
		0.23%		11/20/13	252,000,000	251,919,500
		0.23%		12/10/13	107,000,000	106,952,147

ING (U.S.) Funding, LLC	a	0.28%		10/28/13	10,000,000	9,997,938

2

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Chase & Co		0.31%		10/01/13	201,000,000	201,000,000
		0.30%		10/31/13	42,000,000	41,989,500
		0.25%		11/13/13	4,000,000	3,998,806
		0.24%		12/03/13	17,000,000	16,992,860
		0.34%		03/10/14	27,000,000	26,959,200
		0.35%		05/19/14	21,000,000	20,953,042

Lloyds Bank PLC		0.21%		12/12/13	121,000,000	120,949,180

Nationwide Building Society		0.26%		10/04/13	169,000,000	168,996,338
		0.25%		12/11/13	2,000,000	1,999,014

Natixis US Finance Co, LLC	a	0.09%		10/07/13	65,000,000	64,999,025
	a	0.28%		11/04/13	81,000,000	80,978,580
	a	0.27%		11/18/13	76,000,000	75,972,640

Nordea North America, Inc	a	0.21%		11/19/13	330,000,000	329,907,921

NRW.BANK		0.07%		10/01/13	3,000,000	3,000,000
		0.05%		10/02/13	125,000,000	124,999,826
		0.07%		10/02/13	150,000,000	149,999,708
		0.08%		10/02/13	300,000,000	299,999,333

PNC Bank, NA		0.28%		01/30/14	182,000,000	182,000,000
		0.25%		03/17/14	88,000,000	88,000,000

Skandinaviska Enskilda Banken AB		0.21%		10/01/13	53,000,000	53,000,000
		0.30%		01/21/14	37,000,000	36,965,467
		0.28%		04/01/14	50,000,000	49,929,222

State Street Corp		0.17%		10/01/13	63,000,000	63,000,000

UBS Finance (Delaware), Inc	a	0.21%		10/18/13	4,500,000	4,499,554

						3,699,627,408

Other Commercial Paper 0.5%
San Jose Redevelopment Agency, CA
Sub Tax Allocation Taxable RB (Merged Area Redevelopment) Series 2003A	a	0.30%		12/10/13	8,626,854	8,626,854

Toyota Motor Credit Corp	a	0.23%		01/28/14	157,000,000	156,880,637
	a	0.22%		03/05/14	14,000,000	13,986,739

						179,494,230

Certificate of Deposit 36.7%
Abbey National Treasury Services PLC	a	0.11%		10/02/13	12,000,000	12,000,000
	a	0.11%		10/03/13	127,000,000	127,000,000
	a	0.27%		11/07/13	66,000,000	66,000,000
	a	0.25%		11/25/13	103,000,000	103,000,000

Bank of Montreal		0.07%		10/01/13	518,000,000	518,000,000
		0.05%		10/03/13	114,000,000	114,000,000

Bank of Nova Scotia		0.24%		10/21/13	87,000,000	87,000,000
		0.18%		01/17/14	251,000,000	251,000,000

Bank of the West		0.27%		12/09/13	18,000,000	18,000,000
		0.24%		12/20/13	35,000,000	35,000,000
		0.25%		12/20/13	46,000,000	46,000,000
		0.27%		12/20/13	93,000,000	93,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.40%		10/15/13	172,000,000	172,000,000

 3

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.40%		10/16/13	7,000,000	7,000,000
		0.40%		10/17/13	125,000,000	125,000,000
		0.40%		10/18/13	68,000,000	68,000,000
		0.33%		01/02/14	213,000,000	213,000,000
		0.33%		01/09/14	17,000,000	17,000,000
		0.33%		01/15/14	117,000,000	117,000,000
		0.32%		05/14/14	108,000,000	108,000,000
		0.32%		05/23/14	5,000,000	5,000,000
		0.32%		05/27/14	116,000,000	116,000,000
		0.32%		05/28/14	152,000,000	152,000,000
		0.31%		06/12/14	3,000,000	3,000,000

Barclays Bank PLC		0.32%		11/15/13	167,000,000	167,000,000
		0.31%		11/20/13	21,000,000	21,000,000
		0.31%		12/23/13	168,000,000	168,000,000
		0.30%		01/27/14	26,000,000	26,000,000
		0.30%		03/10/14	32,000,000	32,000,000
		0.25%		03/27/14	143,000,000	143,000,000

BNP Paribas		0.41%		10/15/13	19,000,000	19,000,000
		0.40%		11/04/13	75,000,000	75,000,000
		0.40%		12/05/13	52,000,000	52,000,000
		0.39%		12/10/13	69,000,000	69,000,000
		0.39%		12/12/13	151,000,000	151,000,000
		0.39%		12/20/13	37,000,000	37,000,000
		0.35%		02/14/14	76,000,000	76,000,000
		0.34%		03/03/14	187,000,000	187,000,000
		0.30%		04/01/14	128,000,000	128,000,000

Branch Banking & Trust Co		0.04%		10/01/13	88,000,000	88,000,000
		0.02%		10/07/13	92,000,000	92,000,000

Canadian Imperial Bank of Commerce		0.04%		10/04/13	128,000,000	128,000,000

Chase Bank USA, NA		0.33%		02/12/14	250,000,000	250,000,000
		0.32%		02/24/14	171,000,000	171,000,000
		0.32%		03/03/14	55,000,000	55,000,000
		0.32%		03/04/14	18,000,000	18,000,000
		0.32%		03/10/14	100,000,000	100,000,000

Citibank, NA		0.28%		10/17/13	161,000,000	161,000,000
		0.40%		11/13/13	16,000,000	16,000,000
		0.40%		12/05/13	15,000,000	15,000,000
		0.40%		12/16/13	422,000,000	422,000,000
		0.40%		12/18/13	38,000,000	38,000,000
		0.40%		12/20/13	225,000,000	225,000,000
		0.40%		02/14/14	22,000,000	22,000,000
		0.34%		03/25/14	35,000,000	35,000,000
		0.34%		03/27/14	50,000,000	50,000,000

Credit Agricole Corporate & Investment Bank		0.30%		12/03/13	42,000,000	42,000,000
		0.30%		12/05/13	229,000,000	229,000,000

Credit Agricole SA		0.30%		10/11/13	74,000,000	74,000,000

Credit Suisse AG		0.29%		10/01/13	101,000,000	101,000,000
		0.29%		10/16/13	140,000,000	140,000,000
		0.29%		10/23/13	54,000,000	54,000,000
		0.29%		10/29/13	115,000,000	115,000,000
		0.29%		11/06/13	10,000,000	10,000,000
		0.26%		03/18/14	100,000,000	100,000,000

Deutsche Bank AG		0.38%		10/18/13	87,000,000	87,000,000
		0.21%		10/30/13	147,000,000	147,000,000

4

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.37%		11/26/13	99,000,000	99,000,000
		0.36%		12/19/13	71,000,000	71,000,000
		0.73%		01/17/14	313,000,000	313,000,000
		0.35%		01/29/14	329,000,000	329,000,000
		0.31%		02/26/14	19,000,000	19,000,000

ING Bank NV		0.40%		10/18/13	29,000,000	29,000,000
		0.31%		11/14/13	310,000,000	310,000,000
		0.38%		01/21/14	135,000,000	135,000,000
		0.37%		02/05/14	28,000,000	28,000,000
		0.38%		03/13/14	141,000,000	141,000,000
		0.39%		04/01/14	118,000,000	118,000,000

JPMorgan Chase Bank, NA		0.20%		10/25/13	180,000,000	180,000,000
		0.25%		10/29/13	142,000,000	142,000,000
		0.30%		02/06/14	73,000,000	73,000,000
		0.32%		03/10/14	35,000,000	35,000,000
		0.32%		03/14/14	10,000,000	10,000,000
		0.32%		04/23/14	97,000,000	97,000,000
		0.32%		04/28/14	126,000,000	126,000,000
		0.32%		04/29/14	70,000,000	70,000,000
		0.32%		05/12/14	87,000,000	87,000,000
		0.32%		05/13/14	11,000,000	11,000,000

Lloyds Bank PLC		0.21%		10/11/13	180,000,000	180,000,000

Mitsubishi UFJ Trust & Banking Corp		0.22%		10/08/13	83,000,000	83,000,000

Mizuho Bank Ltd		0.22%		10/17/13	243,000,000	243,000,000
		0.21%		11/01/13	9,000,000	9,000,000
		0.25%		03/10/14	134,000,000	134,000,000

Natixis SA		0.26%		12/06/13	68,000,000	68,000,000
		0.27%		12/06/13	94,000,000	94,000,000

Rabobank Nederland		0.31%		06/02/14	274,000,000	274,000,000

Skandinaviska Enskilda Banken AB		0.28%		10/08/13	29,000,000	29,000,000
		0.29%		11/26/13	41,000,000	41,000,000
		0.29%		12/13/13	9,000,000	9,000,000
		0.29%		01/16/14	84,000,000	84,000,000
		0.29%		01/27/14	11,000,000	11,000,000
		0.28%		03/14/14	10,000,000	10,000,000

Societe Generale		0.04%		10/01/13	50,000,000	50,000,000
		0.26%		10/01/13	113,000,000	113,000,000
		0.30%		10/08/13	189,000,000	189,000,000
		0.25%		11/04/13	7,000,000	7,000,000

Sumitomo Mitsui Banking Corp		0.22%		10/22/13	160,000,000	160,000,000
		0.36%		10/22/13	283,000,000	283,000,000
		0.22%		11/13/13	109,000,000	109,000,000
		0.22%		11/14/13	10,000,000	10,000,000
		0.22%		11/15/13	4,000,000	4,000,000
		0.22%		11/26/13	117,000,000	117,000,000
		0.22%		12/02/13	28,000,000	28,000,000
		0.30%		12/16/13	10,000,000	10,000,000
		0.32%		02/13/14	149,000,000	149,000,000
		0.32%		02/14/14	2,000,000	2,000,000
		0.31%		02/19/14	48,000,000	48,000,000
		0.31%		05/27/14	41,000,000	41,000,000
		0.31%		06/02/14	111,000,000	111,000,000
		0.31%		06/03/14	15,000,000	15,000,000
		0.31%		06/05/14	32,000,000	32,000,000

 5

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.31%		06/09/14	88,000,000	88,000,000

Sumitomo Mitsui Trust Bank Ltd		0.23%		10/15/13	168,000,000	168,000,000
		0.23%		10/21/13	61,000,000	61,000,000
		0.23%		11/04/13	5,000,000	5,000,000
		0.23%		11/05/13	150,000,000	150,000,000
		0.23%		11/07/13	43,000,000	43,000,000
		0.22%		12/20/13	17,000,000	17,000,000
		0.22%		12/23/13	44,000,000	44,000,000
		0.22%		12/30/13	65,000,000	65,000,000
		0.22%		01/07/14	218,000,000	218,000,000

Toronto-Dominion Bank		0.23%		11/06/13	232,000,000	232,000,000
		0.22%		11/22/13	372,000,000	372,000,000
		0.17%		01/07/14	224,000,000	224,000,000
		0.23%		03/06/14	55,000,000	55,000,000

UBS AG		0.24%		03/10/14	184,000,000	184,000,000

Union Bank, NA		0.20%		10/10/13	39,000,000	39,000,000
		0.20%		10/16/13	24,000,000	24,000,000
		0.23%		01/06/14	78,000,000	78,000,000
		0.21%		01/15/14	45,000,000	45,000,000

						14,191,000,000

Government Agency Debt 2.4%
Fannie Mae		0.05%		10/01/13	36,900,000	36,900,000
		0.02%		10/23/13	4,300,000	4,299,961
		0.04%		10/25/13	33,000,000	32,999,230

Federal Home Loan Bank		0.01%		10/02/13	248,500,000	248,499,931
		0.03%		10/02/13	3,200,000	3,199,997
		0.05%		10/02/13	5,000,000	4,999,993
		0.06%		10/02/13	16,000,000	15,999,973
		0.02%		10/04/13	8,400,000	8,399,986
		0.01%		10/09/13	50,000,000	49,999,900
		0.07%		10/09/13	15,000,000	14,999,767
		0.02%		10/11/13	3,350,000	3,349,986
		0.07%		10/11/13	1,000,000	999,981
		0.01%		10/16/13	31,454,000	31,453,869
		0.01%		10/18/13	9,000,000	8,999,979
		0.04%		10/18/13	4,000,000	3,999,924
		0.06%		10/18/13	3,000,000	2,999,922
		0.04%		10/21/13	12,000,000	11,999,733
		0.03%		10/23/13	36,800,000	36,799,438
		0.04%		10/23/13	21,700,000	21,699,536
		0.02%		10/25/13	46,000,000	45,999,387
		0.04%		10/25/13	4,000,000	3,999,893
		0.03%		11/06/13	5,000,000	4,999,850
		0.02%		11/08/13	7,000,000	6,999,889
		0.03%		11/08/13	11,560,000	11,559,678
		0.04%		11/08/13	2,829,000	2,828,896
		0.03%		11/13/13	22,700,000	22,699,322
		0.02%		11/15/13	100,000,000	99,997,500
		0.03%		11/15/13	20,000,000	19,999,250
		0.01%		11/22/13	100,000,000	99,998,700
		0.03%		11/27/13	48,000,000	47,998,100

Freddie Mac		0.03%		11/25/13	20,000,000	19,999,083
		0.04%		11/25/13	4,900,000	4,899,738

						934,580,392

6

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Instrument 5.2%
Australia & New Zealand Banking Group Ltd		0.07%		10/01/13	350,000,000	350,000,000
		0.09%		10/01/13	100,000,000	100,000,000
		0.09%		10/03/13	5,000,000	5,000,000
		0.09%		10/07/13	200,000,000	200,000,000

Citibank, NA		0.13%		10/01/13	70,000,000	70,000,000

DNB Bank ASA		0.05%		10/04/13	505,000,000	505,000,000

Lloyds Bank PLC		0.07%		10/03/13	97,000,000	97,000,000

Royal Bank of Canada		0.03%		10/01/13	95,000,000	95,000,000

Svenska Handelsbanken AB		0.05%		10/02/13	495,000,000	495,000,000
		0.05%		10/04/13	83,000,000	83,000,000

						2,000,000,000

Other Note 1.3%
Bank of America, NA		0.29%		10/18/13	134,000,000	134,000,000
		0.27%		11/20/13	174,000,000	174,000,000
		0.27%		11/21/13	14,000,000	14,000,000
		0.28%		12/02/13	109,000,000	109,000,000
		0.27%		12/04/13	73,000,000	73,000,000
		0.27%		12/06/13	8,000,000	8,000,000

						512,000,000

Total Fixed-Rate Obligations
(Cost $24,364,748,192)						24,364,748,192

Variable-Rate Obligations 14.7% of net assets

Asset Backed Commercial Paper 0.3%
Old Line Funding, LLC	a,b,c	0.22%	10/10/13	03/10/14	110,000,000	110,000,000

Financial Company Commercial Paper 1.9%
Commonwealth Bank of Australia	c	0.22%	10/03/13	03/03/14	150,000,000	150,000,000

JP Morgan Chase & Co		0.35%	10/22/13	01/22/14	116,000,000	116,000,000

Westpac Banking Corp	c	0.30%	10/01/13	01/17/14	237,000,000	237,000,000
	c	0.28%	10/21/13	06/19/14	130,000,000	130,000,000
	c	0.25%	10/23/13	09/23/14	100,000,000	100,000,000

						733,000,000

Certificate of Deposit 7.3%
Bank of Nova Scotia		0.25%	10/09/13	09/09/14	171,000,000	171,000,000
		0.25%	10/16/13	09/16/14	347,000,000	347,000,000

DNB Bank ASA		0.21%	10/28/13	11/27/13	74,000,000	74,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%	10/02/13	01/02/14	100,000,000	100,000,000
		0.23%	10/23/13	01/23/14	67,000,000	67,000,000

National Australia Bank Ltd		0.20%	10/18/13	02/18/14	272,000,000	272,000,000
		0.20%	10/03/13	03/03/14	63,000,000	63,000,000

Rabobank Nederland		0.26%	10/04/13	03/04/14	127,000,000	127,000,000

 7

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Royal Bank of Canada		0.30%	10/24/13	06/24/14	305,000,000	305,000,000

Swedbank AB		0.26%	10/21/13	12/20/13	119,000,000	119,000,000

Toronto-Dominion Bank		0.23%	10/29/13	09/02/14	218,000,000	218,000,000

Wells Fargo Bank, NA		0.17%	10/01/13	01/02/14	181,000,000	181,000,000
		0.20%	10/08/13	04/07/14	282,000,000	282,000,000
		0.23%	10/21/13	05/20/14	25,000,000	25,000,000
		0.23%	10/07/13	08/05/14	46,000,000	46,000,000

Westpac Banking Corp		0.28%	10/01/13	04/25/14	202,000,000	202,000,000
		0.27%	10/28/13	08/27/14	240,000,000	240,000,000

						2,839,000,000

Government Agency Debt 0.6%
Freddie Mac		0.27%	10/10/13	08/10/14	220,000,000	220,000,000

Variable Rate Demand Note 0.2%
GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.18%		10/07/13	4,445,000	4,445,000

New York State HFA
Housing RB (2180 Broadway) Series 2011B	a	0.11%		10/07/13	5,450,000	5,450,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		10/07/13	3,000,000	3,000,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.15%		10/07/13	32,000,000	32,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.15%		10/07/13	22,530,000	22,530,000

						67,425,000

Other Note 4.4%
Canadian Imperial Bank of Commerce		0.23%	10/10/13	06/06/14	312,000,000	312,000,000

JPMorgan Chase Bank, NA		0.37%	10/18/13	10/17/14	110,000,000	110,000,000
		0.38%	10/21/13	10/21/14	250,000,000	250,000,000
		0.35%	10/22/13	10/22/14	95,000,000	95,000,000

Royal Bank of Canada		0.32%	10/01/13	10/01/14	125,000,000	125,000,000
		0.32%	10/04/13	10/03/14	243,000,000	243,000,000
	c	0.22%	10/07/13	10/07/14	75,000,000	75,000,000

Wells Fargo Bank, NA		0.30%	12/13/13	10/15/14	100,000,000	100,000,000
		0.35%	12/23/13	10/22/14	275,000,000	275,000,000

Westpac Banking Corp	c	0.56%	10/28/13	10/28/14	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,447,560	2,447,560

						1,687,447,560

Total Variable-Rate Obligations
(Cost $5,656,872,560)						5,656,872,560

8

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 22.4% of net assets

Government Agency Repurchase Agreement* 14.6%
Barclays Capital, Inc
Issued 09/24/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $104,929,544, 0.48% - 5.83%, due 02/25/21 - 04/25/48)		0.02%		10/01/13	100,000,389	100,000,000
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $260,735,182, 1.36% - 6.10%, due 02/01/17 - 04/01/44)		0.12%		10/01/13	249,669,061	249,668,229
Issued 09/16/13, repurchase date 12/16/13 (Collateralized by U.S. Government Agency Securities valued at $78,082,239, 0.48% - 5.00%, due 12/15/23 - 08/15/42)		0.06%		10/07/13	75,002,625	75,000,000

BNP Paribas Securities Corp
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $669,500,000, 3.00% - 4.00%, due 12/01/26 - 09/01/42)		0.07%		10/01/13	650,001,264	650,000,000
Issued 09/19/13, repurchase date 10/03/13 (Collateralized by U.S. Government Agency Securities valued at $203,700,000, 0.68% - 3.50%, due 12/25/30 - 02/20/38)		0.03%		10/03/13	194,002,263	194,000,000
Issued 07/19/13, repurchase date 10/28/13 (Collateralized by U.S. Government Agency Securities valued at $126,000,000, 0.68% - 5.50%, due 11/25/32 - 07/15/41)		0.09%		10/07/13	120,024,000	120,000,000

Credit Suisse Securities (USA), LLC
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $212,251,479, 2.13%, due 12/31/15)		0.08%		10/01/13	208,090,132	208,089,670

Deutsche Bank Securities, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $11,348,232, 3.13%, due 05/15/21)		0.05%		10/01/13	11,125,630	11,125,615
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $156,000,000, 0.70% - 3.00%, due 10/16/36 - 10/16/52)		0.15%		10/01/13	150,000,625	150,000,000
Issued 09/11/13, repurchase date 12/12/13 (Collateralized by U.S. Government Agency Securities valued at $61,294,168, 0.88% - 6.50%, due 02/08/18 - 06/15/42)		0.05%		10/07/13	59,002,131	59,000,000
Issued 09/19/13, repurchase date 12/18/13 (Collateralized by U.S. Government Agency Securities valued at $520,630,081, 0.55% - 4.00%, due 02/26/16 - 05/20/43)		0.05%		10/07/13	505,012,625	505,000,000
Issued 09/05/13, repurchase date 11/07/13 (Collateralized by U.S. Government Agency Securities valued at $202,209,024, 3.00% - 7.00%, due 08/15/30 - 04/20/43)		0.06%		10/07/13	195,010,400	195,000,000
Issued 09/06/13, repurchase date 12/05/13 (Collateralized by U.S. Government Agency Securities valued at $72,800,000, 3.00% - 6.50%, due 01/15/33 - 02/15/42)		0.06%		10/07/13	70,003,617	70,000,000
Issued 09/10/13, repurchase date 12/11/13 (Collateralized by U.S. Government Agency Securities valued at $254,800,000, 2.00% - 5.00%, due 06/01/26 - 03/20/43)		0.06%		10/07/13	245,011,025	245,000,000
Issued 08/21/13, repurchase date 11/18/13 (Collateralized by U.S. Government Agency Securities valued at $77,702,430, 0.75% - 4.50%, due 11/25/14 - 03/01/43)		0.07%		10/07/13	75,006,854	75,000,000
Issued 07/17/13, repurchase date 10/15/13 (Collateralized by U.S. Government Agency Securities valued at $124,800,000, 0.48% - 6.50%, due 01/01/27 - 09/01/43)		0.08%		10/07/13	120,021,867	120,000,000
Issued 07/18/13, repurchase date 10/16/13 (Collateralized by U.S. Government Agency Securities valued at $155,250,703, 3.00% - 5.00%, due 07/01/33 - 08/20/43)		0.09%		10/07/13	150,030,375	150,000,000

 9

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 07/19/13, repurchase date 10/17/13 (Collateralized by U.S. Government Agency Securities valued at $103,447,518, 0.17% - 6.50%, due 09/18/14 - 03/01/43)		0.09%		10/07/13	100,020,000	100,000,000
Issued 07/22/13, repurchase date 10/21/13 (Collateralized by U.S. Government Agency Securities valued at $126,880,000, 2.00% - 6.50%, due 09/01/25 - 11/20/42)		0.09%		10/07/13	122,023,485	122,000,000

Goldman Sachs & Co
Issued 09/24/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $159,120,000, 4.00% - 5.00%, due 07/15/39 - 11/20/41)		0.05%		10/01/13	156,001,517	156,000,000
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $137,700,000, 2.10% - 2.29%, due 11/01/42 - 02/01/43)		0.08%		10/01/13	135,000,300	135,000,000
Issued 09/26/13, repurchase date 10/03/13 (Collateralized by U.S. Government Agency Securities valued at $51,000,001, 2.85% - 3.00%, due 09/15/28 - 08/15/48)		0.05%		10/03/13	50,000,486	50,000,000
Issued 09/27/13, repurchase date 10/04/13 (Collateralized by U.S. Government Agency Securities valued at $438,600,000, 1.40% - 7.00%, due 02/01/19 - 01/01/48)		0.05%		10/04/13	430,004,181	430,000,000

JP Morgan Securities, LLC
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $206,000,001, 2.75% - 3.50%, due 03/01/33 - 07/01/42)		0.08%		10/01/13	200,000,444	200,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $386,250,001, 2.00% - 6.50%, due 07/15/28 - 07/16/52)		0.08%		10/01/13	375,000,833	375,000,000
Issued 09/04/13, repurchase date 11/04/13 (Collateralized by U.S. Government Agency Securities valued at $341,960,001, 1.75% - 5.50%, due 10/25/31 - 10/25/42)		0.07%		10/07/13	332,021,303	332,000,000

Mizuho Securities USA, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $102,000,003, 1.88% - 4.75%, due 04/30/14 - 05/15/14)		0.12%		10/01/13	100,000,333	100,000,000

Morgan Stanley & Co. LLC
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $469,200,000, 2.50% - 6.50%, due 09/01/18 - 09/01/43)		0.08%		10/01/13	460,001,022	460,000,000

						5,636,883,514

Treasury Repurchase Agreement 3.7%
Barclays Capital, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $255,000,007, 0.50% - 4.50%, due 11/15/13 - 11/15/20)		0.06%		10/01/13	250,000,417	250,000,000

Federal Reserve Bank of New York
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $850,000,307, 3.63%, due 02/15/20)		0.01%		10/01/13	850,000,236	850,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/27/13, repurchase date 10/04/13 (Collateralized by U.S. Treasury Securities valued at $178,500,078, 0.25% - 0.75%, due 03/31/15 - 06/30/17)		0.02%		10/04/13	175,000,681	175,000,000

10

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

UBS Securities LLC
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $153,000,001, 0.00% - 3.00%, due 01/09/14 - 02/28/17)		0.04%		10/01/13	150,000,167	150,000,000

						1,425,000,000

Other Repurchase Agreement** 4.1%
BNP Paribas Securities Corp
Issued 09/03/13, repurchase date 10/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $57,804,505, 1.75% - 8.20%, due 12/17/13 - 09/15/43)		0.27%		10/03/13	55,012,375	55,000,000
Issued 07/08/13, repurchase date 10/07/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $36,756,474, 1.25% - 9.88%, due 11/07/14 - 01/15/44)		0.29%		10/07/13	35,025,657	35,000,000
Issued 09/20/13, repurchase date 10/21/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,659,483, 0.00% - 11.25%, due 07/15/14 - 08/25/46)		0.40%		10/07/13	21,003,967	21,000,000

Credit Suisse Securities (USA), LLC
Issued 07/03/13, repurchase date 10/16/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $234,600,680, 0.00% - 8.39%, due 08/15/18 - 11/03/51)	d	0.68%		10/16/13	204,404,600	204,000,000
Issued 08/21/13, repurchase date 12/04/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $414,002,394, 0.00% - 8.06%, due 08/15/18 - 11/03/51)	d	0.68%		12/04/13	360,714,000	360,000,000
Issued 08/26/13, repurchase date 12/09/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $115,000,045, 0.24% - 7.70%, due 08/15/18 - 11/03/51)	d	0.68%		12/09/13	100,198,333	100,000,000

Goldman Sachs & Co
Issued 09/18/13, repurchase date 01/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $186,362,808, 0.00% - 4.00%, due 09/30/13 - 02/15/36)	d	0.54%		01/02/14	178,283,020	178,000,000

JP Morgan Securities, LLC
Issued 09/06/13, repurchase date 03/05/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $272,673,556, 0.63% - 6.68%, due 10/15/16 - 12/11/49)	d	0.68%		03/05/14	237,805,800	237,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/12/13, repurchase date 12/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $460,993,275, 0.40% - 16.98%, due 08/15/14 - 12/31/99)	d	0.57%		12/26/13	416,691,600	416,000,000

						1,606,000,000

Total Repurchase Agreements
(Cost $8,667,883,514)						8,667,883,514

End of Investments.

 11

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

At 09/30/13, the tax basis cost of the fund’s investments was $38,689,504,266.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,306,451,098 or 8.6% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $1,497,447,560 or 3.9% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
HFA —	Housing finance agency/authority
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money

12

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47711SEP13

 13

The Charles Schwab Family of Funds
Schwab Retirement Advantage Money Fund

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

58.7%	Fixed-Rate Obligations	476,293,558	476,293,558
16.2%	Variable-Rate Obligations	131,261,930	131,261,930
25.3%	Repurchase Agreements	205,281,661	205,281,661

100.2%	Total Investments	812,837,149	812,837,149
(0.2%)	Other Assets and Liabilities, Net		(1,417,903)

100.0%	Net Assets		811,419,246

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 58.7% of net assets

Asset Backed Commercial Paper 9.0%
CAFCO, LLC	a,b,c	0.41%		02/18/14	5,000,000	4,992,028
	a,b,c	0.39%		03/05/14	4,000,000	3,993,370

Cancara Asset Securitisation, LLC	a,b,c	0.21%		10/01/13	1,000,000	1,000,000
	a,b,c	0.21%		10/07/13	1,000,000	999,965
	a,b,c	0.21%		10/21/13	3,000,000	2,999,650
	a,b,c	0.21%		12/10/13	3,000,000	2,998,775
	a,b,c	0.21%		01/06/14	2,000,000	1,998,868

Chariot Funding, LLC	a,b,c	0.26%		10/07/13	4,000,000	3,999,827
	a,b,c	0.25%		10/30/13	3,285,000	3,284,338

Ciesco, LLC	a,b,c	0.42%		02/19/14	10,000,000	9,983,550

Collateralized Commercial Paper Co, LLC	a,b	0.32%		12/09/13	2,000,000	1,998,773
	a,b	0.32%		12/20/13	5,000,000	4,996,445
	a,b	0.32%		01/24/14	3,000,000	2,996,933
	a,b	0.32%		02/07/14	1,000,000	998,853

Collateralized Commercial Paper II Co, LLC	b,c	0.32%		12/02/13	3,000,000	2,998,347

CRC Funding, LLC	a,b,c	0.38%		03/17/14	5,000,000	4,991,186

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		10/10/13	4,000,000	3,999,800

MetLife Short Term Funding, LLC	a,b,c	0.19%		10/11/13	2,000,000	1,999,894

Ridgefield Funding Co, LLC	a,b,c	0.33%		02/18/14	5,000,000	4,993,583

Sheffield Receivables Corp	a,b,c	0.20%		11/06/13	3,000,000	2,999,400
	a,b,c	0.20%		11/07/13	1,000,000	999,795

 1

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.24%		01/10/14	3,000,000	2,997,980

						73,221,360

Financial Company Commercial Paper 7.4%
Commonwealth Bank of Australia	c	0.18%		10/08/13	7,000,000	6,999,755

General Electric Capital Corp		0.23%		10/28/13	2,000,000	1,999,655
		0.23%		10/29/13	9,000,000	8,998,390
		0.23%		10/30/13	5,000,000	4,999,074

JP Morgan Chase & Co		0.32%		10/08/13	1,000,000	999,938
		0.34%		03/10/14	4,000,000	3,993,956

Lloyds Bank PLC		0.21%		12/12/13	3,000,000	2,998,740

Nationwide Building Society		0.26%		10/04/13	1,000,000	999,978

Natixis US Finance Co, LLC	a	0.12%		10/02/13	2,000,000	1,999,993

Nordea North America, Inc	a	0.21%		11/19/13	1,000,000	999,721

NRW.BANK		0.08%		10/02/13	11,000,000	10,999,975

PNC Bank, NA		0.28%		01/30/14	2,000,000	2,000,000
		0.25%		03/17/14	5,000,000	5,000,000

Societe Generale North America, Inc	a	0.29%		10/31/13	3,000,000	2,999,275

State Street Corp		0.17%		10/01/13	3,000,000	3,000,000

Swedbank AB		0.28%		12/02/13	1,000,000	999,518

						59,987,968

Other Commercial Paper 2.2%
Toyota Motor Credit Corp	a	0.23%		01/28/14	10,000,000	9,992,397
	a	0.25%		02/14/14	1,000,000	999,056
	a	0.26%		02/14/14	7,000,000	6,993,124

						17,984,577

Certificate of Deposit 33.3%
Abbey National Treasury Services PLC	a	0.11%		10/03/13	4,000,000	4,000,000
	a	0.27%		11/07/13	3,000,000	3,000,000

Bank of Montreal		0.07%		10/01/13	2,000,000	2,000,000
		0.05%		10/02/13	2,000,000	2,000,000
		0.05%		10/03/13	2,000,000	2,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.40%		10/15/13	6,000,000	6,000,000
		0.40%		10/17/13	1,000,000	1,000,000
		0.40%		10/18/13	1,000,000	1,000,000
		0.33%		01/02/14	6,000,000	6,000,000
		0.32%		05/14/14	4,000,000	4,000,000
		0.32%		05/23/14	2,000,000	2,000,000
		0.32%		05/27/14	1,000,000	1,000,000

Barclays Bank PLC		0.32%		11/15/13	3,000,000	3,000,000
		0.31%		11/20/13	1,000,000	1,000,000
		0.31%		12/23/13	2,000,000	2,000,000
		0.30%		01/27/14	2,000,000	2,000,000
		0.25%		04/07/14	4,000,000	4,000,000

2

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

BNP Paribas		0.41%		10/15/13	1,000,000	1,000,000
		0.39%		12/13/13	1,000,000	1,000,000
		0.35%		02/14/14	3,000,000	3,000,000
		0.30%		04/01/14	4,000,000	4,000,000

Canadian Imperial Bank of Commerce		0.04%		10/04/13	5,000,000	5,000,000

Chase Bank USA, NA		0.32%		02/24/14	11,000,000	11,000,000
		0.32%		03/10/14	3,000,000	3,000,000

Citibank, NA		0.28%		10/17/13	7,000,000	7,000,000
		0.40%		12/05/13	2,000,000	2,000,000
		0.40%		12/16/13	1,000,000	1,000,000
		0.40%		12/20/13	3,000,000	3,000,000
		0.40%		02/14/14	4,000,000	4,000,000
		0.37%		03/12/14	1,000,000	1,000,000
		0.34%		03/25/14	1,000,000	1,000,000
		0.34%		03/27/14	1,000,000	1,000,000

Credit Agricole Corporate & Investment Bank		0.30%		12/03/13	4,000,000	4,000,000
		0.30%		12/05/13	3,000,000	3,000,000

Credit Agricole SA		0.30%		10/11/13	1,000,000	1,000,000
		0.27%		11/15/13	1,000,000	1,000,000

Credit Suisse AG		0.29%		10/01/13	1,000,000	1,000,000
		0.29%		10/16/13	8,000,000	8,000,000
		0.29%		10/23/13	2,000,000	2,000,000
		0.25%		04/01/14	9,000,000	9,000,000

Deutsche Bank AG		0.38%		10/23/13	3,000,000	3,000,000
		0.73%		01/17/14	7,000,000	7,000,000
		0.35%		01/24/14	5,000,000	5,000,000

ING Bank NV		0.31%		11/14/13	4,000,000	4,000,000
		0.37%		02/05/14	1,000,000	1,000,000
		0.38%		03/18/14	3,000,000	3,000,000
		0.39%		04/01/14	3,000,000	3,000,000

JPMorgan Chase Bank, NA		0.32%		03/10/14	5,000,000	5,000,000
		0.32%		04/01/14	1,000,000	1,000,000
		0.32%		04/28/14	3,000,000	3,000,000
		0.32%		05/09/14	4,000,000	4,000,000
		0.32%		05/12/14	1,000,000	1,000,000

Mitsubishi UFJ Trust & Banking Corp		0.22%		10/08/13	1,000,000	1,000,000

Mizuho Bank Ltd		0.21%		11/01/13	6,000,000	6,000,000
		0.22%		11/07/13	2,000,000	2,000,000

Natixis SA		0.25%		11/20/13	3,000,000	3,000,000
		0.26%		12/06/13	1,000,000	1,000,000
		0.27%		12/06/13	3,000,000	3,000,000

Rabobank Nederland		0.31%		06/02/14	5,000,000	5,000,000
		0.30%		06/03/14	6,000,000	6,000,000

Skandinaviska Enskilda Banken AB		0.29%		12/13/13	3,000,000	3,000,000
		0.28%		03/14/14	3,000,000	3,000,000

Societe Generale		0.26%		10/01/13	4,000,000	4,000,000

Sumitomo Mitsui Banking Corp		0.22%		10/22/13	1,000,000	1,000,000
		0.36%		10/22/13	6,000,000	6,000,000

 3

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.22%		11/14/13	2,000,000	2,000,000
		0.22%		12/02/13	5,000,000	5,000,000
		0.30%		12/16/13	5,000,000	5,000,000
		0.31%		05/27/14	2,000,000	2,000,000
		0.31%		06/03/14	2,000,000	2,000,000

Sumitomo Mitsui Trust Bank Ltd		0.23%		11/04/13	7,000,000	7,000,000
		0.23%		11/05/13	3,000,000	3,000,000
		0.22%		11/06/13	1,000,000	999,990
		0.22%		12/20/13	3,000,000	3,000,000
		0.22%		01/07/14	1,000,000	1,000,000

Toronto-Dominion Bank		0.20%		10/25/13	4,000,000	4,000,000
		0.23%		11/06/13	14,000,000	14,000,000
		0.17%		12/17/13	4,000,000	4,000,000
		0.23%		01/21/14	3,000,000	3,000,000
		0.23%		03/06/14	4,000,000	4,000,000

Union Bank, NA		0.20%		10/01/13	1,000,000	1,000,000
		0.20%		10/16/13	2,000,000	2,000,000

						269,999,990

Government Agency Debt 1.1%
Federal Home Loan Bank		0.04%		10/18/13	1,100,000	1,099,979
		0.03%		11/27/13	8,000,000	7,999,684

						9,099,663

Other Instrument 4.9%
Australia & New Zealand Banking Group Ltd		0.09%		10/02/13	8,000,000	8,000,000
		0.09%		10/03/13	9,000,000	9,000,000

DNB Bank ASA		0.05%		10/04/13	11,000,000	11,000,000

Svenska Handelsbanken AB		0.05%		10/02/13	10,000,000	10,000,000
		0.05%		10/04/13	2,000,000	2,000,000

						40,000,000

Other Note 0.8%
Bank of America, NA		0.29%		10/18/13	6,000,000	6,000,000

Total Fixed-Rate Obligations
(Cost $476,293,558)						476,293,558

Variable-Rate Obligations 16.2% of net assets

Financial Company Commercial Paper 2.5%
JP Morgan Chase & Co		0.35%	10/22/13	01/22/14	6,000,000	6,000,000

Westpac Banking Corp	c	0.26%	10/28/13	05/28/14	10,000,000	10,000,000
	c	0.28%	10/21/13	06/19/14	4,000,000	4,000,000

						20,000,000

Certificate of Deposit 7.5%
Bank of Nova Scotia		0.25%	10/09/13	09/09/14	13,000,000	13,000,000

National Australia Bank Ltd		0.20%	10/18/13	02/18/14	6,000,000	6,000,000

Rabobank Nederland		0.26%	10/04/13	03/04/14	10,000,000	10,000,000

4

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Royal Bank of Canada		0.30%	10/24/13	06/24/14	10,000,000	10,000,000

Swedbank AB		0.26%	10/21/13	12/20/13	1,000,000	1,000,000

Toronto-Dominion Bank		0.23%	10/29/13	09/02/14	6,000,000	6,000,000

Wells Fargo Bank, NA		0.20%	10/08/13	04/07/14	3,000,000	3,000,000
		0.23%	10/21/13	05/20/14	7,000,000	7,000,000
		0.23%	10/07/13	08/05/14	5,000,000	5,000,000

						61,000,000

Government Agency Debt 1.8%
Freddie Mac		0.27%	10/10/13	08/10/14	15,000,000	15,000,000

Variable Rate Demand Note 0.9%
New York City IDA
IDRB (Allway Tools) Series 1997	a	0.43%		10/07/13	65,000	65,000

Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.30%		10/07/13	7,160,000	7,160,000

						7,225,000

Other Note 3.5%
Canadian Imperial Bank of Commerce		0.23%	10/10/13	06/06/14	6,000,000	6,000,000

JPMorgan Chase Bank, NA		0.38%	10/21/13	10/21/14	10,000,000	10,000,000

Royal Bank of Canada		0.32%	10/04/13	10/03/14	5,000,000	5,000,000
	c	0.22%	10/07/13	10/07/14	7,000,000	7,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	36,930	36,930

						28,036,930

Total Variable-Rate Obligations
(Cost $131,261,930)						131,261,930

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 25.3% of net assets

Government Agency Repurchase Agreement* 21.6%
Barclays Capital, Inc
Issued 09/24/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $10,404,936, 2.76% - 3.33%, due 01/01/38 - 07/01/40)		0.02%		10/01/13	10,000,039	10,000,000
Issued 09/23/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $5,210,080, 1.96% - 2.84%, due 02/01/37 - 03/01/42)		0.02%		10/01/13	5,000,022	5,000,000

BNP Paribas Securities Corp
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $10,300,001, 2.57% - 5.05%, due 01/01/38 - 09/01/42)		0.07%		10/01/13	10,000,019	10,000,000

 5

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Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Suisse Securities (USA), LLC
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $44,151,822, 1.38%, due 09/30/18)		0.08%		10/01/13	43,281,757	43,281,661

Deutsche Bank Securities, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $46,537,933, 0.56% - 4.00%, due 06/27/16 - 09/01/43)		0.15%		10/01/13	45,000,188	45,000,000
Issued 09/05/13, repurchase date 11/07/13 (Collateralized by U.S. Government Agency Securities valued at $15,460,722, 0.88% - 6.00%, due 02/08/18 - 03/01/43)		0.06%		10/07/13	15,000,800	15,000,000
Issued 09/06/13, repurchase date 12/05/13 (Collateralized by U.S. Government Agency Securities valued at $3,120,000, 0.98% - 6.50%, due 12/16/35 - 06/15/42)		0.06%		10/07/13	3,000,155	3,000,000
Issued 09/10/13, repurchase date 12/11/13 (Collateralized by U.S. Government Agency Securities valued at $4,159,925, 0.98% - 3.50%, due 12/16/35 - 07/20/41)		0.06%		10/07/13	4,000,180	4,000,000
Issued 07/17/13, repurchase date 10/15/13 (Collateralized by U.S. Government Agency Securities valued at $11,334,075, 0.55% - 4.50%, due 02/26/16 - 10/20/42)		0.08%		10/07/13	11,002,004	11,000,000

Goldman Sachs & Co
Issued 09/27/13, repurchase date 10/04/13 (Collateralized by U.S. Government Agency Securities valued at $29,580,000, 2.48% - 5.50%, due 09/20/43 - 08/15/54)		0.05%		10/04/13	29,000,282	29,000,000

						175,281,661

Other Repurchase Agreement** 3.7%
BNP Paribas Securities Corp
Issued 09/03/13, repurchase date 10/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,001, 0.00% - 6.35%, due 04/01/19 - 05/15/21)		0.27%		10/03/13	1,000,225	1,000,000
Issued 07/08/13, repurchase date 10/07/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,150,001, 0.00% - 9.88%, due 10/25/13 - 06/15/41)		0.29%		10/07/13	3,002,199	3,000,000
Issued 09/20/13, repurchase date 10/21/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,474,389, 0.00% - 11.25%, due 07/15/14 - 06/01/19)		0.40%		10/07/13	3,000,567	3,000,000

Credit Suisse Securities (USA), LLC
Issued 08/21/13, repurchase date 12/04/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,014, 0.38% - 7.44%, due 03/15/19 - 02/10/51)	d	0.68%		12/04/13	2,003,967	2,000,000
Issued 08/26/13, repurchase date 12/09/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,602,196, 0.33% - 4.66%, due 09/25/35 - 11/03/51)	d	0.68%		12/09/13	4,007,933	4,000,000

Goldman Sachs & Co
Issued 09/18/13, repurchase date 01/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,169,841, 0.00% - 4.00%, due 09/30/13 - 02/15/36)	d	0.54%		01/02/14	7,011,130	7,000,000

6

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Securities, LLC
Issued 09/06/13, repurchase date 03/05/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,506,944, 5.52%, due 12/05/31)	d	0.68%		03/05/14	3,010,200	3,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/12/13, repurchase date 12/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,050,004, 0.88% - 10.00%, due 10/01/14 - 12/11/49)	d	0.57%		12/26/13	7,011,638	7,000,000

						30,000,000

Total Repurchase Agreements
(Cost $205,281,661)						205,281,661

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $812,837,149.

a	Credit-enhanced security or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $90,230,111 or 11.1% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $23,036,930 or 2.8% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
COP —	Certificate of participation
ETF —	Exchange traded fund
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to

 7

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47699SEP13

8

The Charles Schwab Family of Funds
Schwab Investor Money Fund

Portfolio Holdings as of September 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

59.5%	Fixed-Rate Obligations	695,074,897	695,074,897
14.9%	Variable-Rate Obligations	174,333,071	174,333,071
24.7%	Repurchase Agreements	288,474,702	288,474,702

99.1%	Total Investments	1,157,882,670	1,157,882,670
0.9%	Other Assets and Liabilities, Net		10,375,605

100.0%	Net Assets		1,168,258,275

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 59.5% of net assets

Asset Backed Commercial Paper 9.1%
Alpine Securitization Corp	a,b,c	0.15%		10/22/13	7,000,000	6,999,388

CAFCO, LLC	a,b,c	0.39%		03/05/14	12,000,000	11,980,108

Cancara Asset Securitisation, LLC	a,b,c	0.21%		10/01/13	1,000,000	1,000,000
	a,b,c	0.21%		10/10/13	2,000,000	1,999,895
	a,b,c	0.21%		11/12/13	3,000,000	2,999,265
	a,b,c	0.21%		12/05/13	6,000,000	5,997,725

Chariot Funding, LLC	a,b,c	0.25%		10/30/13	1,000,000	999,799

Charta, LLC	a,b,c	0.42%		12/19/13	7,000,000	6,993,548
	a,b,c	0.42%		02/04/14	1,000,000	998,530

Ciesco, LLC	a,b,c	0.41%		02/03/14	1,000,000	998,576
	a,b,c	0.42%		02/19/14	10,000,000	9,983,550

Collateralized Commercial Paper II Co, LLC	b,c	0.32%		12/02/13	8,000,000	7,995,591
	b,c	0.32%		12/03/13	15,000,000	14,991,600

CRC Funding, LLC	a,b,c	0.38%		03/17/14	2,000,000	1,996,475

Crown Point Capital Co, LLC	a,b,c	0.21%		10/21/13	6,000,000	5,999,300
	a,b,c	0.21%		10/23/13	2,000,000	1,999,743

Govco, LLC	a,b,c	0.40%		12/12/13	9,000,000	8,992,800

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		10/23/13	1,000,000	999,878
	a,b,c	0.20%		11/12/13	1,000,000	999,767

Market Street Funding Corp	a,b,c	0.17%		10/02/13	5,000,000	4,999,977

 1

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

MetLife Short Term Funding, LLC	a,b,c	0.19%		10/11/13	1,000,000	999,947

Sheffield Receivables Corp	a,b,c	0.24%		01/10/14	5,000,000	4,996,633

						105,922,095

Financial Company Commercial Paper 9.9%
Barclays US Funding Corp	a	0.32%		11/14/13	2,000,000	1,999,218
	a	0.31%		11/26/13	6,000,000	5,997,107

BPCE SA	c	0.26%		12/13/13	7,000,000	6,996,309

Commonwealth Bank of Australia	c	0.18%		10/08/13	1,000,000	999,965

General Electric Capital Corp		0.23%		10/01/13	16,000,000	16,000,000
		0.23%		10/29/13	18,000,000	17,996,780
		0.23%		10/30/13	2,000,000	1,999,629

JP Morgan Chase & Co		0.31%		10/01/13	7,000,000	7,000,000
		0.31%		10/10/13	2,000,000	1,999,845
		0.24%		12/03/13	2,000,000	1,999,160
		0.34%		03/10/14	1,000,000	998,489
		0.35%		05/19/14	4,000,000	3,991,056

Lloyds Bank PLC		0.21%		12/12/13	2,000,000	1,999,160

Nationwide Building Society		0.26%		10/04/13	2,700,000	2,699,941
		0.25%		12/11/13	2,000,000	1,999,014

Natixis US Finance Co, LLC	a	0.12%		10/02/13	3,000,000	2,999,990
	a	0.26%		11/18/13	5,000,000	4,998,267

NRW.BANK		0.07%		10/01/13	13,000,000	13,000,000
		0.08%		10/02/13	3,000,000	2,999,993

PNC Bank, NA		0.28%		01/30/14	4,000,000	4,000,000
		0.25%		03/17/14	7,000,000	7,000,000

Skandinaviska Enskilda Banken AB		0.29%		02/18/14	1,500,000	1,498,338
		0.28%		03/10/14	2,000,000	1,997,511

Societe Generale North America, Inc	a	0.22%		10/31/13	3,000,000	2,999,450

						116,169,222

Other Commercial Paper 1.5%
Toyota Motor Credit Corp	a	0.23%		02/03/14	9,000,000	8,992,812
	a	0.25%		02/20/14	8,000,000	7,992,111
	a	0.22%		03/05/14	1,000,000	999,053

						17,983,976

Certificate of Deposit 34.0%
Abbey National Treasury Services PLC	a	0.11%		10/02/13	5,000,000	5,000,000
	a	0.11%		10/03/13	2,000,000	2,000,000
	a	0.27%		11/07/13	4,000,000	4,000,000

Bank of Montreal		0.05%		10/03/13	3,000,000	3,000,000
		0.18%		12/23/13	15,000,000	15,000,000

Bank of Nova Scotia		0.24%		10/21/13	4,000,000	4,000,000

Bank of the West		0.27%		12/09/13	2,000,000	2,000,000

2

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Bank of Tokyo Mitsubishi UFJ, Ltd		0.40%		10/18/13	12,000,000	12,000,000
		0.33%		01/02/14	1,000,000	1,000,000
		0.33%		01/09/14	1,000,000	1,000,000
		0.32%		05/14/14	1,000,000	1,000,000
		0.32%		05/21/14	2,000,000	2,000,000
		0.32%		05/28/14	5,000,000	5,000,000
		0.31%		06/12/14	2,000,000	2,000,000

Barclays Bank PLC		0.31%		12/23/13	5,000,000	5,000,000
		0.25%		04/07/14	4,000,000	4,000,000

BNP Paribas		0.41%		10/15/13	1,000,000	1,000,000
		0.39%		12/10/13	5,000,000	5,000,000
		0.39%		12/13/13	2,000,000	2,000,000
		0.34%		02/18/14	5,000,000	5,000,000
		0.30%		04/01/14	4,000,000	4,000,000

Branch Banking & Trust Co		0.02%		10/07/13	8,000,000	8,000,000

Canadian Imperial Bank of Commerce		0.04%		10/04/13	7,000,000	7,000,000

Chase Bank USA, NA		0.24%		12/03/13	4,000,000	4,000,000
		0.33%		02/12/14	9,000,000	9,000,000
		0.32%		02/24/14	1,000,000	1,000,000

Citibank, NA		0.40%		12/05/13	6,000,000	6,000,000
		0.40%		12/18/13	4,000,000	4,000,000
		0.40%		02/14/14	1,000,000	1,000,000
		0.34%		03/25/14	8,000,000	8,000,000

Credit Agricole Corporate & Investment Bank		0.30%		12/03/13	4,000,000	4,000,000

Credit Agricole SA		0.30%		10/11/13	6,000,000	6,000,000

Credit Suisse AG		0.29%		10/01/13	1,000,000	1,000,000
		0.29%		10/16/13	7,000,000	7,000,000
		0.29%		10/23/13	1,000,000	1,000,000
		0.29%		11/06/13	1,000,000	1,000,000
		0.28%		11/13/13	2,000,000	2,000,000
		0.26%		03/18/14	2,000,000	2,000,000

Deutsche Bank AG		0.25%		11/27/13	14,000,000	14,000,000
		0.73%		01/17/14	10,000,000	10,000,000
		0.33%		02/26/14	9,000,000	9,000,000

DNB Bank ASA		0.21%		11/15/13	4,000,000	4,000,000
		0.21%		11/18/13	2,000,000	2,000,000

ING Bank NV		0.31%		11/14/13	6,000,000	6,000,000
		0.38%		03/13/14	5,000,000	5,000,000
		0.39%		04/01/14	1,000,000	1,000,000

JPMorgan Chase Bank, NA		0.25%		10/29/13	1,000,000	1,000,000
		0.32%		04/01/14	5,000,000	5,000,000

Lloyds Bank PLC		0.21%		11/01/13	3,000,000	3,000,000

Mizuho Bank Ltd		0.22%		11/07/13	4,000,000	4,000,000
		0.21%		11/22/13	6,000,000	6,000,000
		0.21%		12/20/13	3,000,000	3,000,000
		0.25%		03/10/14	6,000,000	6,000,000

National Australia Bank Ltd		0.25%		02/28/14	8,000,000	8,000,000

 3

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Natixis SA		0.31%		11/01/13	2,000,000	2,000,000

Rabobank Nederland		0.28%		05/27/14	4,000,000	4,000,000
		0.31%		06/02/14	20,000,000	20,000,000
		0.27%		06/20/14	2,000,000	2,000,000

Skandinaviska Enskilda Banken AB		0.28%		10/08/13	1,000,000	1,000,000
		0.29%		12/13/13	4,000,000	4,000,000
		0.28%		04/01/14	2,000,000	2,000,000

Societe Generale		0.26%		10/01/13	5,000,000	5,000,000

Sumitomo Mitsui Banking Corp		0.36%		10/22/13	9,000,000	9,000,000
		0.22%		11/13/13	2,000,000	2,000,000
		0.22%		11/14/13	5,000,000	5,000,000
		0.22%		11/26/13	4,000,000	4,000,000
		0.33%		01/17/14	7,000,000	7,000,000
		0.31%		06/02/14	5,000,000	5,000,000
		0.31%		06/03/14	1,000,000	1,000,000
		0.31%		06/12/14	2,000,000	2,000,000

Sumitomo Mitsui Trust Bank Ltd		0.23%		10/15/13	10,000,000	10,000,000
		0.23%		11/05/13	4,000,000	4,000,000
		0.23%		11/08/13	1,000,000	1,000,000
		0.22%		12/20/13	7,000,000	7,000,000

Toronto-Dominion Bank		0.20%		10/25/13	11,000,000	11,000,000
		0.23%		11/06/13	21,000,000	21,000,000
		0.17%		12/17/13	1,000,000	1,000,000
		0.17%		01/07/14	18,000,000	18,000,000

Union Bank, NA		0.20%		10/01/13	5,000,000	5,000,000

						397,000,000

Government Agency Debt 0.9%
Federal Home Loan Bank		0.03%		11/27/13	10,000,000	9,999,604

Other Instrument 3.4%
Australia & New Zealand Banking Group Ltd		0.09%		10/02/13	7,000,000	7,000,000
		0.09%		10/03/13	5,000,000	5,000,000

DNB Bank ASA		0.05%		10/04/13	6,000,000	6,000,000

Lloyds Bank PLC		0.07%		10/03/13	5,000,000	5,000,000

Svenska Handelsbanken AB		0.05%		10/02/13	16,000,000	16,000,000
		0.05%		10/04/13	1,000,000	1,000,000

						40,000,000

Other Note 0.7%
Bank of America, NA		0.29%		10/18/13	8,000,000	8,000,000

Total Fixed-Rate Obligations
(Cost $695,074,897)						695,074,897

Variable-Rate Obligations 14.9% of net assets

Financial Company Commercial Paper 1.0%
Commonwealth Bank of Australia	c	0.22%	10/24/13	02/24/14	12,000,000	12,000,000

4

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Commercial Paper 0.2%
Toyota Motor Credit Corp	a	0.22%	10/21/13	02/14/14	2,000,000	2,000,000

Certificate of Deposit 7.6%
Bank of Nova Scotia		0.25%	10/04/13	09/04/14	6,000,000	6,000,000
		0.25%	10/09/13	09/09/14	13,000,000	13,000,000
		0.25%	10/16/13	09/16/14	3,000,000	3,000,000

DNB Bank ASA		0.21%	10/28/13	11/27/13	5,000,000	5,000,000

Mitsubishi UFJ Trust & Banking Corp		0.23%	10/21/13	12/19/13	6,000,000	6,000,000

National Australia Bank Ltd		0.20%	10/03/13	03/03/14	2,000,000	2,000,000

Rabobank Nederland		0.26%	10/04/13	03/04/14	9,000,000	9,000,000

Royal Bank of Canada		0.30%	10/24/13	06/24/14	19,000,000	19,000,000

Swedbank AB		0.26%	10/21/13	12/20/13	3,000,000	3,000,000

Wells Fargo Bank, NA		0.23%	10/21/13	05/20/14	10,000,000	10,000,000

Westpac Banking Corp		0.28%	10/01/13	04/25/14	3,000,000	3,000,000
		0.27%	10/28/13	08/27/14	10,000,000	10,000,000

						89,000,000

Government Agency Debt 2.1%
Freddie Mac		0.27%	10/10/13	08/10/14	25,000,000	25,000,000

Other Note 3.3%
JPMorgan Chase Bank, NA		0.38%	10/21/13	10/21/14	38,000,000	38,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	123,071	123,071

						38,123,071

Variable Rate Demand Note 0.7%
Blue Mountain Enterprises, LLC
Variable Rate Demand Bonds Series 2013	a	0.30%		10/07/13	2,000,000	2,000,000

Eagle Cnty, CO
Housing Facilities RB (BC Housing) Series 1997B	a	0.21%		10/07/13	1,500,000	1,500,000

Labcon North America
Taxable Bonds Series 2010	a	0.44%		10/07/13	1,905,000	1,905,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.15%		10/07/13	1,000,000	1,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.15%		10/07/13	1,805,000	1,805,000

						8,210,000

Total Variable-Rate Obligations
(Cost $174,333,071)						174,333,071

 5

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 24.7% of net assets

Government Agency Repurchase Agreement* 20.9%
Barclays Capital, Inc
Issued 09/23/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $30,161,084, 2.33% - 5.00%, due 12/15/23 - 11/15/42)		0.02%		10/01/13	29,000,129	29,000,000

BNP Paribas Securities Corp
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $17,510,000, 2.17% - 5.37%, due 04/01/35 - 05/01/43)		0.07%		10/01/13	17,000,033	17,000,000
Issued 09/19/13, repurchase date 10/03/13 (Collateralized by U.S. Government Agency Securities valued at $4,120,000, 2.50% - 3.00%, due 06/20/41 - 03/20/43)		0.03%		10/03/13	4,000,047	4,000,000

Credit Suisse Securities (USA), LLC
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Treasury Securities valued at $71,888,347, 2.13%, due 12/31/15)		0.08%		10/01/13	70,474,859	70,474,702

Deutsche Bank Securities, Inc
Issued 09/30/13, repurchase date 10/01/13 (Collateralized by U.S. Government Agency Securities valued at $56,975,311, 0.50% - 4.00%, due 02/24/15 - 04/15/42)		0.15%		10/01/13	55,000,229	55,000,000
Issued 09/11/13, repurchase date 12/12/13 (Collateralized by U.S. Government Agency Securities valued at $25,750,414, 4.38%, due 10/15/15)		0.05%		10/07/13	25,000,903	25,000,000
Issued 09/19/13, repurchase date 12/18/13 (Collateralized by U.S. Government Agency Securities valued at $7,210,955, 1.00%, due 04/30/18)		0.05%		10/07/13	7,000,175	7,000,000
Issued 09/05/13, repurchase date 11/07/13 (Collateralized by U.S. Government Agency Securities valued at $24,741,717, 0.50% - 3.50%, due 02/24/15 - 11/20/42)		0.06%		10/07/13	24,001,280	24,000,000

Goldman Sachs & Co
Issued 09/27/13, repurchase date 10/04/13 (Collateralized by U.S. Government Agency Securities valued at $13,260,001, 4.45% - 4.55%, due 05/15/38 - 12/15/52)		0.05%		10/04/13	13,000,126	13,000,000

						244,474,702

Other Repurchase Agreement** 3.8%
BNP Paribas Securities Corp
Issued 09/03/13, repurchase date 10/03/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,001, 0.00% - 6.35%, due 04/01/19 - 05/15/21)		0.27%		10/03/13	1,000,225	1,000,000
Issued 07/08/13, repurchase date 10/07/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,302,273, 0.00% - 7.75%, due 10/25/13 - 09/15/43)		0.29%		10/07/13	6,004,398	6,000,000

Credit Suisse Securities (USA), LLC
Issued 07/03/13, repurchase date 10/16/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,201,726, 0.24% - 5.95%, due 03/15/19 - 11/03/51)	d	0.68%		10/16/13	8,015,867	8,000,000
Issued 08/21/13, repurchase date 12/04/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,024, 0.29% - 6.18%, due 03/15/19 - 02/10/51)	d	0.68%		12/04/13	5,009,917	5,000,000

6

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 08/26/13, repurchase date 12/09/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,451,867, 0.33% - 4.66%, due 09/25/35 - 11/03/51)	d	0.68%		12/09/13	3,005,950	3,000,000

Goldman Sachs & Co
Issued 09/18/13, repurchase date 01/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,137,005, 0.00% - 4.00%, due 09/30/13 - 02/15/36)	d	0.54%		01/02/14	6,009,540	6,000,000

JP Morgan Securities, LLC
Issued 09/06/13, repurchase date 03/05/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,693,796, 5.52%, due 12/05/31)	d	0.68%		03/05/14	4,013,600	4,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/12/13, repurchase date 12/26/13 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,650,000, 0.41% - 14.00%, due 10/01/14 - 05/26/53)	d	0.57%		12/26/13	11,018,288	11,000,000

						44,000,000

Total Repurchase Agreements
(Cost $288,474,702)						288,474,702

End of Investments.

At 09/30/13, the tax basis cost of the fund’s investments was $1,157,882,670.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $125,918,369 or 10.8% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $37,123,071 or 3.2% of net assets.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these

 7

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

REG47700SEP13

8

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Charles Schwab Family of Funds

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 27, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 27, 2013

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	November 27, 2013